UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

(Address of principal executive offices)                  (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2023

Item 1 - Report to Shareholders

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	25
Liquidity Risk Management Program	27
U.S. Customer Privacy Notice	28
Directors and Officers Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$1,349.60	$1,020.58	$4.95	$4.26	0.85%
Advantage Portfolio Class A	1,000.00	1,347.60	1,018.89	6.93	5.96	1.19
Advantage Portfolio Class L	1,000.00	1,348.70	1,019.89	5.77	4.96	0.99
Advantage Portfolio Class C	1,000.00	1,342.20	1,015.22	11.21	9.64	1.93
Advantage Portfolio Class R6	1,000.00	1,349.80	1,020.78	4.72	4.06	0.81

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
Automobiles (4.5%)
Tesla, Inc. (a)	42,746	$11,190
Broadline Retail (6.1%)
Amazon.com, Inc. (a)	71,148	9,275
MercadoLibre, Inc. (a)	4,925	5,834
		15,109
Capital Markets (2.5%)
Intercontinental Exchange, Inc.	53,753	6,078
Entertainment (5.0%)
ROBLOX Corp., Class A (a)	303,010	12,211
Financial Services (6.3%)
Adyen NV (Netherlands) (a)	6,819	11,808
Block, Inc., Class A (a)	57,171	3,806
		15,614
Ground Transportation (8.5%)
Uber Technologies, Inc. (a)	487,365	21,040
Health Care Technology (1.4%)
Veeva Systems, Inc., Class A (a)	17,912	3,542
Hotels, Restaurants & Leisure (8.5%)
Airbnb, Inc., Class A (a)	49,503	6,344
DoorDash, Inc., Class A (a)	189,256	14,463
		20,807
Information Technology Services (20.8%)
Cloudflare, Inc., Class A (a)	254,614	16,644
Shopify, Inc., Class A (Canada) (a)	280,509	18,121
Snowflake, Inc., Class A (a)	93,468	16,448
		51,213
Interactive Media & Services (5.2%)
Meta Platforms, Inc., Class A (a)	24,670	7,080
ZoomInfo Technologies, Inc., Class A (a)	225,220	5,718
		12,798
Life Sciences Tools & Services (4.5%)
Illumina, Inc. (a)	58,684	11,003
Media (7.1%)
Trade Desk, Inc., Class A (a)	225,693	17,428
Pharmaceuticals (4.3%)
Royalty Pharma PLC, Class A	343,373	10,555
Semiconductors & Semiconductor Equipment (1.0%)
ASML Holding NV (Registered) (Netherlands)	3,407	2,469
Software (5.9%)
Bills Holdings, Inc. (a)	67,430	7,879
Datadog, Inc., Class A (a)	66,472	6,540
		14,419
Specialty Retail (5.8%)
Chewy, Inc., Class A (a)	204,483	8,071
Floor & Decor Holdings, Inc., Class A (a)	59,581	6,194
		14,265
Total Common Stocks (Cost $218,366)		239,741
	Shares	Value (000)
Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $5,036)	174,506	$3,349
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3,185)	3,184,868	3,185
Total Investments Excluding Purchased Options (100.1%) (Cost $226,587)		246,275
Total Purchased Options Outstanding (0.3%) (Cost $1,065)		683
Total Investments (100.4%) (Cost $227,652) (b)(c)(d)		246,958
Liabilities in Excess of Other Assets (–0.4%)		(905)
Net Assets (100.0%)		$246,053

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with purchased options.

(c)  The approximate fair value and percentage of net assets, $11,808,000 and 4.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $37,388,000 and the aggregate gross unrealized depreciation is approximately $18,082,000, resulting in net unrealized appreciation of approximately $19,306,000.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	43,082,732	$43,083	$281		$203	$78
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	61,815,155	61,815	12		307	(295)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	70,014,681	70,015	49		312	(263)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	56,717,357	56,717	341		240	101
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	542,601	543	—	@	3	(3)
							$683		$1,065	$(382)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.1%
Information Technology Services	20.7
Ground Transportation	8.5
Hotels, Restaurants & Leisure	8.4
Media	7.1
Financial Services	6.3
Broadline Retail	6.1
Software	5.8
Specialty Retail	5.8
Interactive Media & Services	5.2
Entertainment	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Advantage Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $224,467)	$243,773
Investment in Security of Affiliated Issuer, at Value (Cost $3,185)	3,185
Total Investments in Securities, at Value (Cost $227,652)	246,958
Foreign Currency, at Value (Cost $6)	6
Receivable for Fund Shares Sold	42
Tax Reclaim Receivable	21
Receivable from Affiliate	15
Other Assets	101
Total Assets	247,143
Liabilities:
Due to Broker	400
Payable for Advisory Fees	318
Payable for Fund Shares Redeemed	188
Payable for Sub Transfer Agency Fees — Class I	36
Payable for Sub Transfer Agency Fees — Class A	10
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	4
Payable for Professional Fees	41
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	14
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Administration Fees	16
Payable for Custodian Fees	6
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	40
Total Liabilities	1,090
Net Assets	$246,053
Net Assets Consist of:
Paid-in-Capital	$414,211
Total Accumulated Loss	(168,158)
Net Assets	$246,053

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$159,177
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,749,161
Net Asset Value, Offering and Redemption Price Per Share	$16.33
CLASS A:
Net Assets	$45,347
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,938,774
Net Asset Value, Redemption Price Per Share	$15.43
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.85
Maximum Offering Price Per Share	$16.28
CLASS L:
Net Assets	$1,690
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	104,825
Net Asset Value, Offering and Redemption Price Per Share	$16.13
CLASS C:
Net Assets	$23,814
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,681,691
Net Asset Value, Offering and Redemption Price Per Share	$14.16
CLASS R6:
Net Assets	$16,025
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	974,724
Net Asset Value, Offering and Redemption Price Per Share	$16.44

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Advantage Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $9 of Foreign Taxes Withheld)	$253
Dividends from Security of Affiliated Issuer (Note G)	99
Total Investment Income	352
Expenses:
Advisory Fees (Note B)	735
Shareholder Services Fees — Class A (Note D)	55
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	110
Sub Transfer Agency Fees — Class I	82
Sub Transfer Agency Fees — Class A	25
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	9
Administration Fees (Note C)	90
Professional Fees	79
Registration Fees	32
Shareholder Reporting Fees	22
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	13
Directors' Fees and Expenses	4
Pricing Fees	1
Other Expenses	14
Total Expenses	1,292
Waiver of Advisory Fees (Note B)	(73)
Reimbursement of Class Specific Expenses — Class I (Note B)	(60)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Distribution Fees — Class L Shares waived (Note D)	(5)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	1,148
Net Investment Loss	(796)
Realized Loss:
Investments Sold	(5,520)
Foreign Currency Translation	(1)
Net Realized Loss	(5,521)
Change in Unrealized Appreciation (Depreciation):
Investments	73,142
Foreign Currency Translation	1
Net Change in Unrealized Appreciation (Depreciation)	73,143
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	67,622
Net Increase in Net Assets Resulting from Operations	$66,826

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(796)	$(3,125)
Net Realized Loss	(5,521)	(172,836)
Net Change in Unrealized Appreciation (Depreciation)	73,143	(209,621)
Net Increase (Decrease) in Net Assets Resulting from Operations	66,826	(385,582)
Dividends and Distributions to Shareholders:
Class I	—	(28,344)
Class A	—	(10,103)
Class L	—	(335)
Class C	—	(5,539)
Class R6*	—	(4,001)
Total Dividends and Distributions to Shareholders	—	(48,322)
Capital Share Transactions:(1)
Class I:
Subscribed	35,977	124,402
Distributions Reinvested	—	27,125
Redeemed	(29,634)	(324,038)
Class A:
Subscribed	2,268	11,681
Distributions Reinvested	—	9,986
Redeemed	(9,882)	(29,870)
Class L:
Distributions Reinvested	—	335
Redeemed	(8)	(914)
Class C:
Subscribed	801	5,442
Distributions Reinvested	—	5,394
Redeemed	(3,870)	(19,460)
Class R6:*
Subscribed	503	7,496
Distributions Reinvested	—	4,001
Redeemed	(8,931)	(10,010)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,776)	(188,430)
Total Increase (Decrease) in Net Assets	54,050	(622,334)
Net Assets:
Beginning of Period	192,003	814,337
End of Period	$246,053	$192,003

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Advantage Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,575	6,204
Shares Issued on Distributions Reinvested	—	2,067
Shares Redeemed	(2,104)	(16,155)
Net Increase (Decrease) in Class I Shares Outstanding	471	(7,884)
Class A:
Shares Subscribed	167	588
Shares Issued on Distributions Reinvested	—	804
Shares Redeemed	(713)	(1,547)
Net Decrease in Class A Shares Outstanding	(546)	(155)
Class L:
Shares Issued on Distributions Reinvested	—	26
Shares Redeemed	(1)	(44)
Net Decrease in Class L Shares Outstanding	(1)	(18)
Class C:
Shares Subscribed	68	307
Shares Issued on Distributions Reinvested	—	471
Shares Redeemed	(322)	(1,099)
Net Decrease in Class C Shares Outstanding	(254)	(321)
Class R6:*
Shares Subscribed	36	332
Shares Issued on Distributions Reinvested	—	303
Shares Redeemed	(552)	(562)
Net Increase (Decrease) in Class R6 Shares Outstanding	(516)	73

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$12.10		$33.57		$43.28		$26.06		$20.98		$21.45
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.14)		(0.32)		(0.19)		(0.04)		(0.01)
Net Realized and Unrealized Gain (Loss)	4.27		(17.90)		(1.61)		19.64		5.61		0.87
Total from Investment Operations	4.23		(18.04)		(1.93)		19.45		5.57		0.86
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.43)		(7.78)		(2.23)		(0.49)		(1.33)
Net Asset Value, End of Period	$16.33		$12.10		$33.57		$43.28		$26.06		$20.98
Total Return(3)	34.96	%(4)	(54.54)%		(4.45)%		74.79%		26.60%		3.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$159,177		$112,250		$576,158		$656,030		$296,843		$156,782
Ratio of Expenses Before Expense Limitation	1.00	%(5)	0.97%		0.88%		0.89%		0.93%		1.01%
Ratio of Expenses After Expense Limitation	0.85	%(5)(6)	0.85	%(6)	0.85	%(6)	0.84	%(6)	0.84	%(6)	0.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.85	%(6)	N/A		N/A		0.84	%(6)	N/A
Ratio of Net Investment Loss	(0.54	)%(5)(6)	(0.68	)%(6)	(0.73	)%(6)	(0.54	)%(6)	(0.15	)%(6)	(0.02	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(4)	51%		69%		73%		70%		79%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$11.45		$32.26		$42.02		$25.42		$20.54		$21.10
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.19)		(0.44)		(0.28)		(0.13)		(0.08)
Net Realized and Unrealized Gain (Loss)	4.04		(17.19)		(1.54)		19.11		5.50		0.85
Total from Investment Operations	3.98		(17.38)		(1.98)		18.83		5.37		0.77
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.43)		(7.78)		(2.23)		(0.49)		(1.33)
Net Asset Value, End of Period	$15.43		$11.45		$32.26		$42.02		$25.42		$20.54
Total Return(3)	34.76	%(4)	(54.71)%		(4.72)%		74.27%		26.20%		3.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,347		$39,913		$117,424		$130,176		$80,743		$42,959
Ratio of Expenses Before Expense Limitation	1.25	%(5)	1.23%		1.14%		N/A		1.21%		1.29%
Ratio of Expenses After Expense Limitation	1.19	%(5)(6)	1.19	%(6)	1.14	%(6)	1.15	%(6)	1.19	%(6)	1.17	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.19	%(6)	N/A		N/A		1.19	%(6)	N/A
Ratio of Net Investment Loss	(0.88	)%(5)(6)	(1.02	)%(6)	(1.02	)%(6)	(0.84	)%(6)	(0.50	)%(6)	(0.37	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(4)	51%		69%		73%		70%		79%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$11.96		$33.31		$43.04		$25.95		$20.92		$21.42
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.16)		(0.36)		(0.21)		(0.06)		(0.05)
Net Realized and Unrealized Gain (Loss)	4.22		(17.76)		(1.59)		19.53		5.58		0.88
Total from Investment Operations	4.17		(17.92)		(1.95)		19.32		5.52		0.83
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.43)		(7.78)		(2.23)		(0.49)		(1.33)
Net Asset Value, End of Period	$16.13		$11.96		$31.31		$43.04		$25.95		$20.92
Total Return(3)	34.87	%(4)	(54.61)%		(4.54)%		74.65%		26.44%		3.61%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,690		$1,261		$4,120		$5,391		$4,363		$3,751
Ratio of Expenses Before Expense Limitation	1.89	%(5)	1.79%		1.65%		1.66%		1.69%		1.82%
Ratio of Expenses After Expense Limitation	0.99	%(5)(6)	0.99	%(6)	0.94	%(6)	0.95	%(6)	0.95	%(6)	0.98	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.99	%(6)	N/A		N/A		0.95	%(6)	N/A
Ratio of Net Investment Loss	(0.68	)%(5)(6)	(0.81	)%(6)	(0.82	)%(6)	(0.64	)%(6)	(0.25	)%(6)	(0.21	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(4)	51%		69%		73%		70%		79%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Advantage Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$10.55		$30.48		$40.44		$24.68		$20.10		$20.82
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.31)		(0.71)		(0.50)		(0.29)		(0.24)
Net Realized and Unrealized Gain (Loss)	3.71		(16.19)		(1.47)		18.49		5.36		0.85
Total from Investment Operations	3.61		(16.50)		(2.18)		17.99		5.07		0.61
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.43)		(7.78)		(2.23)		(0.49)		(1.33)
Net Asset Value, End of Period	$14.16		$10.55		$30.48		$40.44		$24.68		$20.10
Total Return(3)	34.22	%(4)	(55.02)%		(5.41)%		73.10%		25.27%		2.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,815		$20,422		$68,793		$71,419		$42,054		$32,706
Ratio of Expenses Before Expense Limitation	2.00	%(5)	1.95%		1.84%		N/A		1.93%		2.00%
Ratio of Expenses After Expense Limitation	1.93	%(5)(6)	1.90	%(6)	1.84	%(6)	1.85	%(6)	1.90	%(6)	1.88	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.90	%(6)	N/A		N/A		1.90	%(6)	N/A
Ratio of Net Investment Loss	(1.62	)%(5)(6)	(1.72	)%(6)	(1.72	)%(6)	(1.55	)%(6)	(1.20	)%(6)	(1.08	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(4)	51%		69%		73%		70%		79%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Advantage Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		2018(2)
Net Asset Value, Beginning of Period	$12.18		$33.74		$43.41		$26.12		$21.02		$21.49
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.04)		(0.13)		(0.29)		(0.16)		(0.03)		(0.01)
Net Realized and Unrealized Gain (Loss)	4.30		(18.00)		(1.60)		19.68		5.62		0.87
Total from Investment Operations	4.26		(18.13)		(1.89)		19.52		5.59		0.86
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.43)		(7.78)		(2.23)		(0.49)		(1.33)
Net Asset Value, End of Period	$16.44		$12.18		$33.74		$43.41		$26.12		$21.02
Total Return(4)	34.98	%(5)	(54.53)%		(4.36)%		74.93%		26.64%		3.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,024		$18,157		$47,842		$41,263		$28,983		$26,601
Ratio of Expenses Before Expense Limitation	0.89	%(6)	0.86%		0.77%		N/A		0.83%		0.93%
Ratio of Expenses After Expense Limitation	0.81	%(6)(7)	0.81	%(7)	0.77	%(7)	0.79	%(7)	0.80	%(7)	0.80	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.81	%(7)	N/A		N/A		0.80	%(7)	N/A
Ratio of Net Investment Loss	(0.50	)%(6)(7)	(0.64	)%(7)	(0.65	)%(7)	(0.47	)%(7)	(0.10	)%(7)	(0.04	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	26	%(5)	51%		69%		73%		70%		79%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $3,689,000 or approximately 1.50% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$11,190	$—	$—	$11,190
Broadline Retail	15,109	—	—	15,109
Capital Markets	6,078	—	—	6,078
Entertainment	12,211	—	—	12,211
Financial Services	3,806	11,808	—	15,614
Ground Transportation	21,040	—	—	21,040
Health Care Technology	3,542	—	—	3,542
Hotels, Restaurants & Leisure	20,807	—	—	20,807
Information Technology Services	51,213	—	—	51,213
Interactive Media & Services	12,798	—	—	12,798
Life Sciences Tools & Services	11,003	—	—	11,003
Media	17,428	—	—	17,428
Pharmaceuticals	10,555	—	—	10,555
Semiconductors & Semiconductor Equipment	2,469	—	—	2,469
Software	14,419	—	—	14,419
Specialty Retail	14,265	—	—	14,265
Total Common Stocks	227,933	11,808	—	239,741
Investment Company	3,349	—	—	3,349
Call Options Purchased	—	683	—	683
Short-Term Investment
Investment Company	3,185	—	—	3,185
Total Assets	$234,467	$12,491	$—	$246,958

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$683	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(157	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$683	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(b) (000)		Net Amount (not less than $0) (000)
Goldman Sachs International	$—	@	$—	$	(— @)	$0
JPMorgan Chase Bank NA	293		—		(180)	113
Standard Chartered Bank	390		—		(210)	180
Total	$683		$—		$(390)	$293

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	194,361,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.58% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $73,000 of advisory fees were waived and approximately $62,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2023, this waiver amounted to approximately $5,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $57,092,000 and $72,131,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,672	$43,336	$41,823	$99
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$3,185

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$48,322	$44,653	$120,655

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$7,525	$(7,525)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $107,026,000 and $54,709,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously

(including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
5845592 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

American Resilience Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
U.S. Customer Privacy Notice	21
Directors and Officers Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in American Resilience Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

American Resilience Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
American Resilience Portfolio Class I	$1,000.00	$1,125.40	$1,021.32	$3.69	$3.51	0.70%
American Resilience Portfolio Class A	1,000.00	1,124.60	1,019.59	5.53	5.26	1.05
American Resilience Portfolio Class C	1,000.00	1,119.50	1,015.87	9.46	9.00	1.80
American Resilience Portfolio Class R6	1,000.00	1,126.50	1,021.57	3.43	3.26	0.65

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Beverages (1.6%)
Coca-Cola Co.	274	$17
Capital Markets (5.8%)
Intercontinental Exchange, Inc.	384	44
Moody's Corp.	50	17
		61
Electronic Equipment, Instruments & Components (4.8%)
Amphenol Corp., Class A	331	28
CDW Corp.	120	22
		50
Financial Services (8.4%)
Jack Henry & Associates, Inc.	39	6
PayPal Holdings, Inc. (a)	361	24
Visa, Inc., Class A	243	58
		88
Health Care Equipment & Supplies (8.1%)
Abbott Laboratories	268	29
Becton Dickinson & Co.	137	36
Steris PLC	88	20
		85
Household Products (2.9%)
Procter & Gamble Co.	199	30
Information Technology Services (6.1%)
Accenture PLC, Class A	208	64
Insurance (4.9%)
Aon PLC, Class A	98	34
Arthur J Gallagher & Co.	84	18
		52
Interactive Media & Services (3.3%)
Alphabet, Inc., Class A (a)	293	35
Life Sciences Tools & Services (13.4%)
Danaher Corp.	207	50
IQVIA Holdings, Inc. (a)	155	35
Revvity, Inc.	70	8
Thermo Fisher Scientific, Inc.	93	48
		141
Machinery (3.4%)
Otis Worldwide Corp.	400	36
Pharmaceuticals (1.9%)
Zoetis, Inc.	113	20
Professional Services (7.8%)
Automatic Data Processing, Inc.	140	31
Broadridge Financial Solutions, Inc.	170	28
Equifax, Inc.	97	23
		82
Semiconductors & Semiconductor Equipment (3.4%)
Texas Instruments, Inc.	201	36
	Shares	Value (000)
Software (16.5%)
Adobe, Inc. (a)	52	$25
Constellation Software, Inc. (Canada)	17	35
Microsoft Corp.	235	80
Roper Technologies, Inc.	68	33
		173
Textiles, Apparel & Luxury Goods (1.6%)
NIKE, Inc., Class B	157	17
Tobacco (4.4%)
Philip Morris International, Inc.	467	46
Total Common Stocks (Cost $969)		1,033
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3)	2,993	3
Total Investments (98.6%) (Cost $972) (b)		1,036
Other Assets in Excess of Liabilities (1.4%)		15
Net Assets (100.0%)		$1,051

(a)  Non-income producing security.

(b)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $86,000 and the aggregate gross unrealized depreciation is approximately $22,000, resulting in net unrealized appreciation of approximately $64,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	27.9%
Software	16.7
Life Sciences Tools & Services	13.7
Financial Services	8.6
Health Care Equipment & Supplies	8.2
Professional Services	7.9
Information Technology Services	6.2
Capital Markets	5.8
Insurance	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

American Resilience Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $969)	$1,033
Investment in Security of Affiliated Issuer, at Value (Cost $3)	3
Total Investments in Securities, at Value (Cost $972)	1,036
Due from Adviser	73
Receivable for Investments Sold	23
Prepaid Offering Costs	10
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	54
Total Assets	1,197
Liabilities:
Payable for Offering Costs	102
Payable for Professional Fees	29
Payable for Investments Purchased	5
Payable for Administration Fees	—	@
Payable for Custodian Fees	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	10
Total Liabilities	146
Net Assets	$1,051
Net Assets Consist of:
Paid-in-Capital	$998
Total Distributable Earnings	53
Net Assets	$1,051
CLASS I:
Net Assets	$894
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	85,118
Net Asset Value, Offering and Redemption Price Per Share	$10.50
CLASS A:
Net Assets	$52
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Redemption Price Per Share	$10.47
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.58
Maximum Offering Price Per Share	$11.05
CLASS C:
Net Assets	$52
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$10.40
CLASS R6:
Net Assets	$53
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$10.51

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

American Resilience Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$7
Non-Cash Dividends from Securities of Unaffiliated Issuers	1
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	8
Expenses:
Offering Costs	61
Professional Fees	59
Registration Fees	5
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Advisory Fees (Note B)	3
Custodian Fees (Note F)	1
Pricing Fees	1
Administration Fees (Note C)	— @
Directors' Fees and Expenses	— @
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	8
Total Expenses	147
Expenses Reimbursed by Adviser (Note B)	(136)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Waiver of Advisory Fees (Note B)	(3)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	4
Net Investment Income	4
Realized Loss:
Investments Sold	(12)
Foreign Currency Translation	(— @)
Net Realized Loss	(12)
Change in Unrealized Appreciation (Depreciation):
Investments	125
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	113
Net Increase in Net Assets Resulting from Operations	$117

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

American Resilience Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)		Period from July 29, 2022^ to December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4		$3
Net Realized Loss	(12)		(9)
Net Change in Unrealized Appreciation (Depreciation)	125		(61)
Net Increase (Decrease) in Net Assets Resulting from Operations	117		(67)
Capital Share Transactions:(1)
Class I:
Subscribed	1		850
Class A:
Subscribed	—		50
Class C:
Subscribed	—		50
Class R6:
Subscribed	—		50
Net Increase in Net Assets Resulting from Capital Share Transactions	1		1,000
Total Increase in Net Assets	118		933
Net Assets:
Beginning of Period	933		—
End of Period	$1,051		$933
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	@	85
Class A:
Shares Subscribed	—		5
Class C:
Shares Subscribed	—		5
Class R6:
Shares Subscribed	—		5

^  Commencement of Operations.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

American Resilience Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.04
Net Realized and Unrealized Gain (Loss)	1.13		(0.71)
Total from Investment Operations	1.17		(0.67)
Net Asset Value, End of Period	$10.50		$9.33
Total Return(3)	12.54	%(4)	(6.70	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$894		$793
Ratio of Expenses Before Expense Limitation	29.49	%(5)	36.85	%(5)
Ratio of Expenses After Expense Limitation	0.70	%(5)(6)	0.70	%(5)(6)
Ratio of Net Investment Income	0.89	%(5)(6)	0.91	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	25	%(4)	6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

American Resilience Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$9.31		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.02
Net Realized and Unrealized Gain (Loss)	1.13		(0.71)
Total from Investment Operations	1.16		(0.69)
Net Asset Value, End of Period	$10.47		$9.31
Total Return(3)	12.46	%(4)	(6.90	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52		$47
Ratio of Expenses Before Expense Limitation	33.34	%(5)	41.47	%(5)
Ratio of Expenses After Expense Limitation	1.05	%(5)(6)	1.05	%(5)(6)
Ratio of Net Investment Income	0.54	%(5)(6)	0.56	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	25	%(4)	6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

American Resilience Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$9.29		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.01)
Net Realized and Unrealized Gain (Loss)	1.12		(0.70)
Total from Investment Operations	1.11		(0.71)
Net Asset Value, End of Period	$10.40		$9.29
Total Return(3)	11.95	%(4)	(7.10	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52		$46
Ratio of Expenses Before Expense Limitation	34.37	%(5)	42.21	%(5)
Ratio of Expenses After Expense Limitation	1.80	%(5)(6)	1.80	%(5)(6)
Ratio of Net Investment Loss	(0.21	)%(5)(6)	(0.20	)%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	25	%(4)	6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

American Resilience Portfolio

	Class R6
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.04
Net Realized and Unrealized Gain (Loss)	1.13		(0.71)
Total from Investment Operations	1.18		(0.67)
Net Asset Value, End of Period	$10.51		$9.33
Total Return(3)	12.65	%(4)	(6.70	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$53		$47
Ratio of Expenses Before Expense Limitation	33.31	%(5)	41.22	%(5)
Ratio of Expenses After Expense Limitation	0.65	%(5)(6)	0.65	%(5)(6)
Ratio of Net Investment Income	0.93	%(5)(6)	0.95	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	25	%(4)	6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the American Resilience Portfolio. The Fund seeks long-term capital appreciation.

The Fund commenced operations on July 29, 2022 and offers four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$17	$—	$—	$17
Capital Markets	61	—	—	61
Electronic Equipment, Instruments & Components	50	—	—	50
Financial Services	88	—	—	88
Health Care Equipment & Supplies	85	—	—	85
Household Products	30	—	—	30
Information Technology Services	64	—	—	64
Insurance	52	—	—	52
Interactive Media & Services	35	—	—	35
Life Sciences Tools & Services	141	—	—	141
Machinery	36	—	—	36
Pharmaceuticals	20	—	—	20
Professional Services	82	—	—	82
Semiconductors & Semiconductor Equipment	36	—	—	36
Software	173	—	—	173
Textiles, Apparel & Luxury Goods	17	—	—	17
Tobacco	46	—	—	46
Total Common Stocks	1,033	—	—	1,033
Short-Term Investment
Investment Company	3	—	—	3
Total Assets	$1,036	$—	$—	$1,036

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Offering Cost: Offering costs are accounted for as a deferred charge until operations begin and thereafter are amortized to expense over twelve months on a straight-line basis.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.55%	0.50%	0.45%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.80% for Class C shares and 0.65% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $3,000 of advisory fees were waived and approximately $140,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $258,000 and $274,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9	$213	$219	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$3

@ Value is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2022 remains subject to examination by taxing authorities.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2022.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$3	$(3)

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)
$6

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $8,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund did not have record owners of 10% or greater.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes breakpoints. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIARESILSAN
5846401 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	5
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	13
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
U.S. Customer Privacy Notice	24
Directors and Officers Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Asia Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Asia Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asia Opportunity Portfolio Class I	$1,000.00	$963.10	$1,019.39	$5.31	$5.46	1.09%
Asia Opportunity Portfolio Class A	1,000.00	961.80	1,017.85	6.81	7.00	1.40
Asia Opportunity Portfolio Class C	1,000.00	958.40	1,014.13	10.44	10.74	2.15
Asia Opportunity Portfolio Class R6	1,000.00	963.70	1,019.64	5.06	5.21	1.04

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
China (44.6%)
China East Education Holdings Ltd. (a)	1,560,000	$602
China Resources Beer Holdings Co. Ltd. (a)	606,300	4,007
China Resources Mixc Lifestyle Services Ltd. (a)	449,600	2,240
Foshan Haitian Flavouring & Food Co. Ltd., Class A	834,225	5,390
Greentown Service Group Co. Ltd. (a)	2,046,000	980
Haidilao International Holding Ltd. (a)(b)	3,881,000	8,582
HUYA, Inc. ADR (c)	254,973	913
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	681,886	2,661
KE Holdings, Inc. ADR (c)	553,522	8,220
Kuaishou Technology (a)(c)	686,700	4,720
Kweichow Moutai Co. Ltd., Class A	37,494	8,740
Meituan, Class B (a)(c)	624,420	9,791
Qifu Technology, Inc. ADR	288,989	4,994
Shenzhou International Group Holdings Ltd. (a)	445,200	4,276
Tencent Holdings Ltd. (a)	214,800	9,108
Trip.com Group Ltd. ADR (c)	260,986	9,134
Tsingtao Brewery Co. Ltd. (a)	348,000	3,177
Weimob, Inc. (a)(b)(c)	1,607,000	784
Yihai International Holding Ltd. (a)(c)	416,000	896
		89,215
Hong Kong (3.4%)
AIA Group Ltd.	595,900	6,052
Super Hi International Holding Ltd. (b)(c)	414,299	808
		6,860
India (25.5%)
Axis Bank Ltd.	436,316	5,265
HDFC Bank Ltd.	846,528	17,568
ICICI Bank Ltd. ADR	581,035	13,410
IndusInd Bank Ltd.	508,508	8,553
Shree Cement Ltd.	7,742	2,258
Titan Co. Ltd.	55,741	2,075
Zomato Ltd. (c)	2,174,337	1,995
		51,124
Indonesia (1.0%)
Avia Avian Tbk PT	43,118,200	1,915
Korea, Republic of (11.4%)
Coupang, Inc. (c)	711,035	12,372
KakaoBank Corp. (b)	249,705	4,540
NAVER Corp.	42,365	5,930
		22,842
Singapore (4.6%)
Grab Holdings Ltd., Class A (c)	1,903,369	6,529
Sea Ltd. ADR (c)	47,985	2,785
		9,314
	Shares	Value (000)
Taiwan (7.1%)
Nien Made Enterprise Co. Ltd.	346,000	$3,814
Silergy Corp.	170,000	2,118
Taiwan Semiconductor Manufacturing Co. Ltd.	445,000	8,220
		14,152
Total Common Stocks (Cost $189,269)		195,422
Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $4,767)	4,767,210	4,767
Total Investments (100.0%) (Cost $194,036) Including $6,718 of Securities Loaned (d)(e)		200,189
Liabilities in Excess of Other Assets (–0.0%)‡		(74)
Net Assets (100.0%)		$200,115

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Security trades on the Hong Kong exchange.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Non-income producing security.

(d)  The approximate fair value and percentage of net assets, $137,065,000 and 68.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(e)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $42,591,000 and the aggregate gross unrealized depreciation is approximately $36,438,000, resulting in net unrealized appreciation of approximately $6,153,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.2%
Banks	24.7
Hotels, Restaurants & Leisure	15.2
Interactive Media & Services	9.8
Beverages	8.0
Broadline Retail	6.2
Real Estate Management & Development	5.7
Semiconductors & Semiconductor Equipment	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $189,269)	$195,422
Investment in Security of Affiliated Issuer, at Value (Cost $4,767)	4,767
Total Investments in Securities, at Value (Cost $194,036)	200,189
Foreign Currency, at Value (Cost $210)	210
Cash	1
Dividends Receivable	527
Receivable for Fund Shares Sold	318
Receivable for Investments Sold	37
Receivable from Affiliate	17
Receivable from Securities Lending Income	6
Other Assets	69
Total Assets	201,374
Liabilities:
Payable for Advisory Fees	432
Deferred Capital Gain Country Tax	412
Payable for Investments Purchased	164
Payable for Fund Shares Redeemed	112
Payable for Professional Fees	50
Payable for Sub Transfer Agency Fees — Class I	33
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Shareholder Services Fees — Class A	6
Payable for Distribution and Shareholder Services Fees — Class C	10
Payable for Administration Fees	13
Payable for Custodian Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	22
Total Liabilities	1,259
Net Assets	$200,115
Net Assets Consist of:
Paid-in-Capital	$324,129
Total Accumulated Loss	(124,014)
Net Assets	$200,115

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$147,343
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,847,971
Net Asset Value, Offering and Redemption Price Per Share	$18.77
CLASS A:
Net Assets	$30,436
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,655,301
Net Asset Value, Redemption Price Per Share	$18.39
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.02
Maximum Offering Price Per Share	$19.41
CLASS C:
Net Assets	$12,269
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	700,110
Net Asset Value, Offering and Redemption Price Per Share	$17.53
CLASS R6:
Net Assets	$10,067
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	534,645
Net Asset Value, Offering and Redemption Price Per Share	$18.83
(1) Including: Securities on Loan, at Value:	$6,718

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $137 of Foreign Taxes Withheld)	$1,649
Dividends from Security of Affiliated Issuer (Note G)	201
Income from Securities Loaned — Net	36
Total Investment Income	1,886
Expenses:
Advisory Fees (Note B)	902
Shareholder Services Fees — Class A (Note D)	39
Distribution and Shareholder Services Fees — Class C (Note D)	67
Administration Fees (Note C)	90
Professional Fees	81
Sub Transfer Agency Fees — Class I	54
Sub Transfer Agency Fees — Class A	16
Sub Transfer Agency Fees — Class C	5
Custodian Fees (Note F)	57
Registration Fees	28
Shareholder Reporting Fees	12
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	17
Total Expenses	1,382
Reimbursement of Class Specific Expenses — Class I (Note B)	(16)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(9)
Waiver of Advisory Fees (Note B)	(7)
Net Expenses	1,349
Net Investment Income	537
Realized Loss:
Investments Sold (Net of $57 of Capital Gain Country Tax)	(16,068)
Foreign Currency Translation	(38)
Net Realized Loss	(16,106)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $285)	4,286
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	4,284
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(11,822)
Net Decrease in Net Assets Resulting from Operations	$(11,285)

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Asia Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$537	$(230)
Net Realized Loss	(16,106)	(30,944)
Net Change in Unrealized Appreciation (Depreciation)	4,284	(69,156)
Net Decrease in Net Assets Resulting from Operations	(11,285)	(100,330)
Capital Share Transactions:(1)
Class I:
Subscribed	48,904	87,996
Redeemed	(46,736)	(176,956)
Class A:
Subscribed	6,880	6,972
Redeemed	(4,096)	(39,635)
Class C:
Subscribed	370	3,936
Redeemed	(1,355)	(4,929)
Class R6:*
Subscribed	17	63
Redeemed	(75)	(11)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,909	(122,564)
Redemption Fees	1	7
Total Decrease in Net Assets	(7,375)	(222,887)
Net Assets:
Beginning of Period	207,490	430,377
End of Period	$200,115	$207,490
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,431	4,219
Shares Redeemed	(2,488)	(9,141)
Net Decrease in Class I Shares Outstanding	(57)	(4,922)
Class A:
Shares Subscribed	352	332
Shares Redeemed	(217)	(1,965)
Net Increase (Decrease) in Class A Shares Outstanding	135	(1,633)
Class C:
Shares Subscribed	20	220
Shares Redeemed	(75)	(265)
Net Decrease in Class C Shares Outstanding	(55)	(45)
Class R6:*
Shares Subscribed	1	4
Shares Redeemed	(4)	(1)
Net Increase (Decrease) in Class R6 Shares Outstanding	(3)	3

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$19.49		$24.99		$31.72		$21.02		$14.53		$16.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.00	(3)	(0.12)		(0.12)		0.02		0.01
Net Realized and Unrealized Gain (Loss)	(0.78)		(5.50)		(6.39)		11.16		6.47		(2.30)
Total from Investment Operations	(0.72)		(5.50)		(6.51)		11.04		6.49		(2.29)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		—
Net Realized Gain	—		—		(0.22)		(0.34)		—		(0.10)
Total Distributions	—		—		(0.22)		(0.34)		(0.01)		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)
Net Asset Value, End of Period	$18.77		$19.49		$24.99		$31.72		$21.02		$14.53
Total Return(4)	(3.69	)%(5)	(22.01)%		(20.52)%		52.53%		44.74%		(13.65)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$147,343		$154,092		$320,534		$366,758		$83,805		$25,479
Ratio of Expenses Before Expense Limitation	1.12	%(6)	1.17%		1.05%		N/A		1.28%		1.67%
Ratio of Expenses After Expense Limitation	1.09	%(6)(7)	1.10	%(7)	1.05	%(7)	1.06	%(7)	1.08	%(7)	1.09	%(7)
Ratio of Net Investment Income (Loss)	0.58	%(6)(7)	0.01	%(7)	(0.41	)%(7)	(0.48	)%(7)	0.11	%(7)	0.04	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.01%		0.02%		0.01%
Portfolio Turnover Rate	9	%(5)	14%		65%		44%		27%		63%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$19.12		$24.58		$31.29		$20.79		$14.42		$16.84
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.06)		(0.20)		(0.19)		(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss)	(0.76)		(5.40)		(6.29)		11.03		6.42		(2.28)
Total from Investment Operations	(0.73)		(5.46)		(6.49)		10.84		6.36		(2.32)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.22)		(0.34)		—		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)
Net Asset Value, End of Period	$18.39		$19.12		$24.58		$31.29		$20.79		$14.42
Total Return(4)	(3.82	)%(5)	(22.21)%		(20.74)%		52.15%		44.17%		(13.89)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,436		$29,072		$77,496		$98,559		$45,111		$6,930
Ratio of Expenses Before Expense Limitation	1.42	%(6)	1.42%		1.32%		N/A		1.56%		2.05%
Ratio of Expenses After Expense Limitation	1.40	%(6)(7)	1.38	%(7)	1.32	%(7)	1.34	%(7)	1.37	%(7)	1.44	%(7)
Ratio of Net Investment Income (Loss)	0.28	%(6)(7)	(0.29	)%(7)	(0.69	)%(7)	(0.76	)%(7)	(0.33	)%(7)	(0.22	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.01%		0.02%		0.01%
Portfolio Turnover Rate	9	%(5)	14%		65%		44%		27%		63%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$18.29		$23.69		$30.39		$20.35		$14.21		$16.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.19)		(0.41)		(0.36)		(0.17)		(0.15)
Net Realized and Unrealized Gain (Loss)	(0.72)		(5.21)		(6.07)		10.74		6.30		(2.27)
Total from Investment Operations	(0.76)		(5.40)		(6.48)		10.38		6.13		(2.42)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.22)		(0.34)		—		(0.10)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)
Net Asset Value, End of Period	$17.53		$18.29		$23.69		$30.39		$20.35		$14.21
Total Return(4)	(4.16	)%(5)	(22.79)%		(21.32)%		51.02%		43.21%		(14.58)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,269		$13,816		$18,947		$19,042		$8,445		$2,582
Ratio of Expenses Before Expense Limitation	2.16	%(6)	2.15%		2.05%		N/A		2.33%		2.80%
Ratio of Expenses After Expense Limitation	2.15	%(6)(7)	2.11	%(7)	2.05	%(7)	2.08	%(7)	2.14	%(7)	2.19	%(7)
Ratio of Net Investment Loss	(0.48	)%(6)(7)	(1.00	)%(7)	(1.41	)%(7)	(1.49	)%(7)	(0.95	)%(7)	(0.92	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.01%		0.02%		0.01%
Portfolio Turnover Rate	9	%(5)	14%		65%		44%		27%		63%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		2018(2)
Net Asset Value, Beginning of Period	$19.55		$25.04		$31.76		$21.04		$14.54		$16.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.06		0.01		(0.09)		(0.09)		0.03		0.01
Net Realized and Unrealized Gain (Loss)	(0.78)		(5.50)		(6.41)		11.15		6.48		(2.29)
Total from Investment Operations	(0.72)		(5.49)		(6.50)		11.06		6.51		(2.28)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.02)		—
Net Realized Gain	—		—		(0.22)		(0.34)		—		(0.10)
Total Distributions	—		—		(0.22)		(0.34)		(0.02)		(0.10)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.01		0.00	(4)
Net Asset Value, End of Period	$18.83		$19.55		$25.04		$31.76		$21.04		$14.54
Total Return(5)	(3.63	)%(6)	(21.96)%		(20.46)%		52.58%		44.82%		(13.59)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,067		$10,510		$13,400		$26,707		$21		$15
Ratio of Expenses Before Expense Limitation	1.08	%(7)	1.12%		0.98%		1.03%		11.85%		13.31%
Ratio of Expenses After Expense Limitation	1.04	%(7)(8)	1.05	%(8)	0.98	%(8)	1.01	%(8)	1.03	%(8)	1.04	%(8)
Ratio of Net Investment Income (Loss)	0.63	%(7)(8)	0.06	%(8)	(0.31	)%(8)	(0.32	)%(8)	0.19	%(8)	0.05	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.01%		0.02%		0.01%
Portfolio Turnover Rate	9	%(6)	14%		65%		44%		27%		63%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Asia Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Asia Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented 0% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$13,410	$35,926	$—	$49,336
Beverages	—	15,924	—	15,924
Broadline Retail	12,372	—	—	12,372
Chemicals	—	1,915	—	1,915
Construction Materials	—	2,258	—	2,258
Consumer Finance	4,994	—	—	4,994
Diversified Consumer Services	—	602	—	602
Entertainment	3,698	—	—	3,698
Food Products	—	8,947	—	8,947
Ground Transportation	6,529	—	—	6,529
Hotels, Restaurants & Leisure	9,134	21,176	—	30,310
Household Durables	—	3,814	—	3,814
Insurance	—	6,052	—	6,052
Interactive Media & Services	—	19,758	—	19,758
Real Estate Management & Development	8,220	3,220	—	11,440
Semiconductors & Semiconductor Equipment	—	10,338	—	10,338
Software	—	784	—	784
Textiles, Apparel & Luxury Goods	—	6,351	—	6,351
Total Common Stocks	58,357	137,065	—	195,422
Short-Term Investment
Investment Company	4,767	—	—	4,767
Total Assets	$63,124	$137,065	$—	$200,189

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,718	(a)	$—	$(6,718	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received non-cash collateral of approximately $7,123,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $7,000 of advisory fees were waived and approximately $17,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $26,561,000 and $19,470,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$3,119	$53,479	$51,831	$201
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$4,767

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$—	$4,138

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-In- Capital (000)
$7,924	$(7,924)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $77,852,000 and $19,683,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after

October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$91	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:
Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIASOPPSAN
5853404 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	15
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Directors and Officers Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Counterpoint Global Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Counterpoint Global Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Counterpoint Global Portfolio Class I	$1,000.00	$1,353.90	$1,019.64	$6.07	$5.21	1.04%
Counterpoint Global Portfolio Class A	1,000.00	1,351.00	1,017.90	8.10	6.95	1.39
Counterpoint Global Portfolio Class C	1,000.00	1,347.50	1,014.18	12.46	10.69	2.14
Counterpoint Global Portfolio Class R6	1,000.00	1,352.90	1,019.84	5.83	5.01	1.00

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Counterpoint Global Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Argentina (0.1%)
Globant SA (a)	63	$11
Brazil (0.3%)
B3 SA — Brasil Bolsa Balcao	592	2
NU Holdings Ltd., Class A (a)	3,046	24
Vale SA	212	3
		29
Canada (4.3%)
Brookfield Asset Management Ltd., Class A	73	2
Brookfield Corp.	193	6
Brookfield Infrastructure Partners LP	194	7
Canada Goose Holdings, Inc. (a)	503	9
Canadian National Railway Co.	322	39
Constellation Software, Inc.	22	46
FirstService Corp.	24	4
Lumine Group, Inc. (a)	50	1
Shopify, Inc., Class A (a)	3,935	254
Topicus.com, Inc. (a)	632	52
		420
China (1.1%)
China East Education Holdings Ltd. (b)	500	—	@
China Resources Mixc Lifestyle Services Ltd. (b)	400	2
Foshan Haitian Flavouring & Food Co. Ltd., Class A	635	4
Greentown Service Group Co. Ltd. (b)	2,000	1
Haidilao International Holding Ltd. (b)	3,000	7
HUYA, Inc. ADR (a)	97	—	@
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300	1
KE Holdings, Inc. ADR (a)	386	6
Kuaishou Technology (a)(b)	500	3
Meituan, Class B (a)(b)	2,320	36
Qifu Technology, Inc. ADR	188	3
Shenzhou International Group Holdings Ltd. (b)	300	3
Tencent Holdings Ltd. (b)	200	9
Trip.com Group Ltd. ADR (a)	826	29
Weimob, Inc. (a)(b)	1,000	1
		105
Denmark (1.3%)
Chr Hansen Holding AS	7	—	@
DSV AS	576	121
Novo Nordisk AS Series B	30	5
		126
France (2.3%)
Airbus SE	56	8
Christian Dior SE	8	7
EssilorLuxottica SA	46	9
Eurofins Scientific SE	1,371	87
Hermes International	37	80
L'Oreal SA	5	2
Pernod Ricard SA	52	12
	Shares	Value (000)
Remy Cointreau SA	9	$1
Safran SA	126	20
		226
Germany (0.6%)
Adidas AG	210	41
HelloFresh SE (a)	385	9
Puma SE	105	6
		56
Hong Kong (0.1%)
AIA Group Ltd.	1,200	12
Super Hi International Holding Ltd. (a)	300	1
		13
India (2.0%)
Axis Bank Ltd.	338	4
HDFC Bank Ltd. ADR	1,934	135
ICICI Bank Ltd. ADR	2,009	46
IndusInd Bank Ltd.	318	5
Shree Cement Ltd.	6	2
Titan Co. Ltd.	100	4
Zomato Ltd. (a)	1,688	2
		198
Indonesia (0.0%)‡
Avia Avian Tbk PT	40,100	2
Israel (3.2%)
Global-e Online Ltd. (a)	7,443	305
Italy (1.2%)
Brunello Cucinelli SpA	80	7
Davide Campari-Milano NV	865	12
Ferrari NV	14	5
Moncler SpA	1,258	87
		111
Japan (0.5%)
Change Holdings, Inc.	100	2
Keyence Corp.	100	47
		49
Korea, Republic of (1.8%)
Coupang, Inc. (a)	8,575	149
KakaoBank Corp.	477	9
NAVER Corp.	107	15
		173
Mexico (0.0%)‡
Grupo Aeroportuario del Sureste SAB de CV, Class B	60	2
Netherlands (3.2%)
Adyen NV (a)	103	179
ASML Holding NV	39	28
ASML Holding NV (Registered)	61	44
Basic-Fit NV (a)	1,042	40
Heineken NV	149	15
Universal Music Group NV	284	6
		312

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
Norway (0.0%)‡
AutoStore Holdings Ltd. (a)	1,749	$4
Singapore (1.4%)
Grab Holdings Ltd., Class A (a)	35,399	121
Sea Ltd. ADR (a)	197	12
		133
Sweden (0.3%)
Evolution AB	137	17
Kinnevik AB, Class B (a)	316	5
Vitrolife AB	220	4
		26
Switzerland (0.5%)
Kuehne & Nagel International AG (Registered)	35	10
On Holding AG, Class A (a)	649	21
Straumann Holding AG (Registered)	102	17
		48
Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	18
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35	4
		22
United Kingdom (3.4%)
Abcam PLC ADR (a)	86	2
Babcock International Group PLC (a)	14,994	54
Deliveroo PLC (a)	2,455	4
Diageo PLC	216	9
Fevertree Drinks PLC	239	4
Rentokil Initial PLC	5,952	46
Rightmove PLC	1,490	10
Victoria PLC (a)	25,388	190
Vistry Group PLC	943	8
		327
United States (68.1%)
10X Genomics, Inc., Class A (a)	1,042	58
23andMe Holding Co., Class A (a)	882	2
Adobe, Inc. (a)	120	59
Advance Auto Parts, Inc.	80	6
Affirm Holdings, Inc. (a)	6,255	96
Agilon health, Inc. (a)	7,010	122
Airbnb, Inc., Class A (a)	19	2
Alnylam Pharmaceuticals, Inc. (a)	1	—	@
Alphabet, Inc., Class A (a)	655	79
Amazon.com, Inc. (a)	1,453	189
American Tower Corp. REIT	2	—	@
Anterix, Inc. (a)	133	4
Appian Corp., Class A (a)	1,780	85
Arbutus Biopharma Corp. (a)	7,315	17
ATAI Life Sciences NV (a)	1,058	2
Aurora Innovation, Inc. (a)	2,467	7
AutoZone, Inc. (a)	1	3
Axon Enterprise, Inc. (a)	2	—	@
Ball Corp.	34	2
	Shares	Value (000)
BARK, Inc. (a)	1,652	$2
Beam Therapeutics, Inc. (a)	89	3
Berkshire Hathaway, Inc., Class B (a)	14	5
Bills Holdings, Inc. (a)	1,863	218
Block, Inc., Class A (a)	796	53
Brown & Brown, Inc.	239	16
Cadence Design Systems, Inc. (a)	2	—	@
Carvana Co. (a)	7,811	202
Cava Group, Inc. (a)	192	8
Celsius Holdings, Inc. (a)	15	2
Chewy, Inc., Class A (a)	873	34
Cintas Corp.	1	1
Clear Secure, Inc., Class A	141	3
Cloudflare, Inc., Class A (a)	20,726	1,355
Coinbase Global, Inc., Class A (a)	46	3
Confluent, Inc., Class A (a)	330	12
Copart, Inc. (a)	9	1
Cricut, Inc., Class A	15,164	185
Danaher Corp.	115	28
Datadog, Inc., Class A (a)	25	2
Dollar General Corp.	341	58
Domino's Pizza, Inc.	1	—	@
DoorDash, Inc., Class A (a)	2,269	173
Doximity, Inc., Class A (a)	3,004	102
Duolingo, Inc. (a)	57	8
Ecolab, Inc.	15	3
Eli Lilly & Co.	1	—	@
Endeavor Group Holdings, Inc., Class A (a)	621	15
Enphase Energy, Inc. (a)	7	1
Estee Lauder Cos., Inc., Class A	4	1
Eventbrite, Inc., Class A (a)	1,605	15
Fastenal Co.	8	—	@
Fastly, Inc., Class A (a)	4,609	73
Figs, Inc., Class A (a)	907	8
Floor & Decor Holdings, Inc., Class A (a)	2,117	220
Gartner, Inc. (a)	30	11
GH Research PLC (a)	237	3
Ginkgo Bioworks Holdings, Inc. (a)	8,455	16
Gitlab, Inc., Class A (a)	1,548	79
Guardant Health, Inc. (a)	80	3
HEICO Corp., Class A	3	—	@
Home Depot, Inc.	8	3
HubSpot, Inc. (a)	109	58
Illumina, Inc. (a)	661	124
Inspire Medical Systems, Inc. (a)	14	5
Intellia Therapeutics, Inc. (a)	369	15
Intercontinental Exchange, Inc.	472	53
Intuitive Surgical, Inc. (a)	9	3
Joby Aviation, Inc. (a)	785	8
Linde PLC	21	8
Lithia Motors, Inc., Class A	54	16
Martin Marietta Materials, Inc.	2	1
Mastercard, Inc., Class A	82	32

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
United States (cont'd)
MaxCyte, Inc. (a)	855	$4
McCormick & Co., Inc.	5	—	@
McDonald's Corp.	1	—	@
MercadoLibre, Inc. (a)	137	162
Meta Platforms, Inc., Class A (a)	408	117
MicroStrategy, Inc., Class A (a)	62	21
Moderna, Inc. (a)	8	1
MongoDB, Inc. (a)	68	28
MP Materials Corp. (a)	135	3
MSCI, Inc.	4	2
Netflix, Inc. (a)	3	1
Olo, Inc., Class A (a)	473	3
Opendoor Technologies, Inc. (a)	1,227	5
Outset Medical, Inc. (a)	217	5
Peloton Interactive, Inc., Class A (a)	7,540	58
Penumbra, Inc. N (a)	6	2
Pool Corp.	103	39
Privia Health Group, Inc. (a)	151	4
Procore Technologies, Inc. (a)	1,314	86
Progressive Corp.	59	8
ProKidney Corp. (a)	2,240	25
Redfin Corp. (a)	347	4
Rivian Automotive, Inc., Class A (a)	108	2
ROBLOX Corp., Class A (a)	3,291	133
Roivant Sciences Ltd. (a)	4,698	47
Rollins, Inc.	10	—	@
Roper Technologies, Inc.	1	1
Royal Gold, Inc.	102	12
Royalty Pharma PLC, Class A	7,070	217
S&P Global, Inc.	39	16
Salesforce, Inc. (a)	201	42
Samsara, Inc., Class A (a)	4,228	117
Schrodinger, Inc. (a)	220	11
Service Corp. International	23	2
ServiceNow, Inc. (a)	181	102
Sherwin-Williams Co.	17	5
Snowflake, Inc., Class A (a)	2,082	366
Soho House & Co., Inc., Class A (a)	538	3
SomaLogic, Inc. (a)	875	2
Spotify Technology SA (a)	411	66
Standard BioTools, Inc. (a)	2,026	4
Starbucks Corp.	4	—	@
Synopsys, Inc. (a)	1	—	@
Tesla, Inc. (a)	544	142
Texas Pacific Land Corp.	8	11
Thermo Fisher Scientific, Inc.	3	2
Toast, Inc., Class A (a)	978	22
Tractor Supply Co.	11	2
Trade Desk, Inc., Class A (a)	2,813	217
TransDigm Group, Inc.	2	2
Tyler Technologies, Inc. (a)	40	17
Uber Technologies, Inc. (a)	6,891	298
	Shares	Value (000)
Union Pacific Corp.	8	$2
UnitedHealth Group, Inc.	29	14
Unity Software, Inc. (a)	129	6
Veeva Systems, Inc., Class A (a)	14	3
Visa, Inc., Class A	164	39
Walt Disney Co. (a)	462	41
Waste Connections, Inc.	31	4
Watsco, Inc.	5	2
Wayfair, Inc., Class A (a)	493	32
World Wrestling Entertainment, Inc., Class A	83	9
XPEL, Inc. (a)	98	8
Zoetis, Inc.	5	1
ZoomInfo Technologies, Inc., Class A (a)	85	2
		6,583
Total Common Stocks (Cost $7,432)		9,281
Preferred Stocks (0.4%)
United States (0.4%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $44; acquired 8/31/21)	594	34
Stripe, Inc., Series H (a)(c)(d) (acquisition cost — $2; acquired 3/17/23)	123	3
Total Preferred Stocks (Cost $46)		37
Investment Company (1.1%)
United States (1.1%)
Grayscale Bitcoin Trust (a) (Cost $195)	5,728	110
	No. of Warrants
Warrants (0.0%)‡
United States (0.0%)‡
BARK, Inc. expires 05/01/26 (a)	373	—	@
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)	261	—	@
SomaLogic, Inc. expires 08/31/26 (a)	96	—	@
Total Warrants (Cost $3)		—	@
	Shares
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $126)	126,295	126
Total Investments Excluding Purchased Options (98.7%)(Cost $7,802)		9,554
Total Purchased Options Outstanding (0.2%) (Cost $23)		17
Total Investments (98.9%) (Cost $7,825) (e)(f)(g)		9,571
Other Assets in Excess of Liabilities (1.1)%		103
Net Assets (100.0%)		$9,674

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2023 amounts to approximately $37,000 and represents 0.4% of net assets.

(d)  At June 30, 2023, the Fund held fair valued securities valued at approximately $37,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $1,354,000 and 14.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,412,000 and the aggregate gross unrealized depreciation is approximately $666,000, resulting in net unrealized appreciation of approximately $1,746,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	1,001,997	$1,002	$7		$5	$2
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	1,262,701	1,263	—	@	6	(6)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.57	Aug-23	1,500,000	1,500	1		6	(5)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.57	May-24	1,505,000	1,505	9		6	3
							$17		$23	$(6)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	53.3%
Information Technology Services	22.0
Software	10.8
Broadline Retail	8.5
Specialty Retail	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Counterpoint Global Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $7,699)	$9,445
Investment in Security of Affiliated Issuer, at Value (Cost $126)	126
Total Investments in Securities, at Value (Cost $7,825)	9,571
Foreign Currency, at Value (Cost $21)	21
Cash	—	@
Due from Adviser	74
Receivable for Investments Sold	18
Dividends Receivable	16
Tax Reclaim Receivable	1
Receivable from Affiliate	1
Other Assets	68
Total Assets	9,770
Liabilities:
Payable for Professional Fees	47
Payable for Custodian Fees	8
Payable for Investments Purchased	3
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	36
Total Liabilities	96
Net Assets	$9,674
Net Assets Consist of:
Paid-in-Capital	$14,297
Total Accumulated Loss	(4,623)
Net Assets	$9,674
CLASS I:
Net Assets	$8,881
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	879,158
Net Asset Value, Offering and Redemption Price Per Share	$10.10
CLASS A:
Net Assets	$651
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	65,606
Net Asset Value, Redemption Price Per Share	$9.93
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.55
Maximum Offering Price Per Share	$10.48
CLASS C:
Net Assets	$129
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,574
Net Asset Value, Offering and Redemption Price Per Share	$9.54
CLASS R6:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,267
Net Asset Value, Offering and Redemption Price Per Share	$10.12

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Counterpoint Global Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$33
Dividends from Security of Affiliated Issuer (Note G)	7
Total Investment Income	40
Expenses:
Professional Fees	80
Custodian Fees (Note F)	52
Advisory Fees (Note B)	34
Registration Fees	20
Shareholder Reporting Fees	12
Pricing Fees	10
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	3
Directors' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	9
Total Expenses	229
Expenses Reimbursed by Adviser (Note B)	(144)
Waiver of Advisory Fees (Note B)	(34)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	46
Net Investment Loss	(6)
Realized Gain (Loss):
Investments Sold (Net of $—@ of Capital Gain Country Tax)	(108)
Foreign Currency Translation	1
Net Realized Loss	(107)
Change in Unrealized Appreciation (Depreciation):
Investments	2,659
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	2,659
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,552
Net Increase in Net Assets Resulting from Operations	$2,546

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Counterpoint Global Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(6)	$(90)
Net Realized Loss	(107)	(5,587)
Net Change in Unrealized Appreciation (Depreciation)	2,659	(6,479)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,546	(12,156)
Capital Share Transactions:(1)
Class I:
Subscribed	18	1,364
Redeemed	(156)	(9,746)
Class A:
Subscribed	42	1,344
Redeemed	(71)	(3,101)
Class C:
Subscribed	38	—
Redeemed	—	(34)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(129)	(10,173)
Total Increase (Decrease) in Net Assets	2,417	(22,329)
Net Assets:
Beginning of Period	7,257	29,586
End of Period	$9,674	$7,257
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2	129
Shares Redeemed	(18)	(917)
Net Decrease in Class I Shares Outstanding	(16)	(788)
Class A:
Shares Subscribed	5	136
Shares Redeemed	(8)	(305)
Net Decrease in Class A Shares Outstanding	(3)	(169)
Class C:
Shares Subscribed	4	—
Shares Redeemed	—	(3)
Net Increase (Decrease) in Class C Shares Outstanding	4	(3)

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 29, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$7.46		$15.33		$19.01		$11.32		$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.00	)(4)	(0.07)		(0.16)		(0.11)		(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.64		(7.80)		(0.01)		8.34		2.89		(1.41)
Total from Investment Operations	2.64		(7.87)		(0.17)		8.23		2.86		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		—		(3.51)		(0.54)		—		—
Paid-in-Capital	—		—		—		—		—		(0.07)
Total Distributions	—		—		(3.51)		(0.54)		—		(0.10)
Net Asset Value, End of Period	$10.10		$7.46		$15.33		$19.01		$11.32		$8.46
Total Return(5)	35.39	%(6)	(51.34)%		(0.58)%		72.70%		33.81%		(14.36	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,881		$6,681		$25,794		$23,717		$10,097		$5,733
Ratio of Expenses Before Expense Limitation	5.28	%(7)	4.57%		2.39%		3.29%		5.22%		6.83	%(7)
Ratio of Expenses After Expense Limitation	1.04	%(7)(8)	1.06	%(8)	1.05	%(8)	1.04	%(8)	1.03	%(8)	1.03	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.05	%(8)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.09	)%(7)(8)	(0.67	)%(8)	(0.76	)%(8)	(0.79	)%(8)	(0.25	)%(8)	(0.54	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	27	%(6)	59%		68%		116%		67%		54	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 29, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$7.35		$15.14		$18.89		$11.28		$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.02)		(0.10)		(0.23)		(0.19)		(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss)	2.60		(7.69)		(0.01)		8.34		2.87		(1.40)
Total from Investment Operations	2.58		(7.79)		(0.24)		8.15		2.81		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		—		(3.51)		(0.54)		—		—
Paid-in-Capital	—		—		—		—		—		(0.06)
Total Distributions	—		—		(3.51)		(0.54)		—		(0.09)
Net Asset Value, End of Period	$9.93		$7.35		$15.14		$18.89		$11.28		$8.47
Total Return(4)	35.10	%(5)	(51.45)%		(0.95)%		72.25%		33.18%		(14.44	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$651		$502		$3,598		$696		$15		$8
Ratio of Expenses Before Expense Limitation	6.11	%(6)	5.11%		2.89%		4.61%		23.73%		26.82	%(6)
Ratio of Expenses After Expense Limitation	1.39	%(6)(7)	1.41	%(7)	1.40	%(7)	1.39	%(7)	1.39	%(7)	1.39	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.40	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.44	)%(6)(7)	(1.02	)%(7)	(1.12	)%(7)	(1.16	)%(7)	(0.62	)%(7)	(0.91	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01	%(6)
Portfolio Turnover Rate	27	%(5)	59%		68%		116%		67%		54	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 29, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$7.09		$14.71		$18.60		$11.20		$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.16)		(0.38)		(0.27)		(0.14)		(0.08)
Net Realized and Unrealized Gain (Loss)	2.50		(7.46)		0.00	(4)	8.21		2.87		(1.40)
Total from Investment Operations	2.45		(7.62)		(0.38)		7.94		2.73		(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.02)
Net Realized Gain	—		—		(3.51)		(0.54)		—		—
Paid-in-Capital	—		—		—		—		—		(0.03)
Total Distributions	—		—		(3.51)		(0.54)		—		(0.05)
Net Asset Value, End of Period	$9.54		$7.09		$14.71		$18.60		$11.20		$8.47
Total Return(5)	34.75	%(6)	(51.87)%		(1.73)%		70.89%		32.23%		(14.80	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$129		$65		$175		$27		$11		$8
Ratio of Expenses Before Expense Limitation	8.71	%(7)	8.47%		6.40%		18.57%		24.53%		27.44	%(7)
Ratio of Expenses After Expense Limitation	2.14	%(7)(8)	2.16	%(8)	2.15	%(8)	2.14	%(8)	2.14	%(8)	2.14	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.15	%(8)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.19	)%(7)(8)	(1.77	)%(8)	(1.93	)%(8)	(1.90	)%(8)	(1.37	)%(8)	(1.66	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	27	%(6)	59%		68%		116%		67%		54	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 29, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(3)		2019(3)		December 31, 2018(3)
Net Asset Value, Beginning of Period	$7.48		$15.35		$19.03		$11.32		$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(4)	(0.00	)(5)	(0.06)		(0.15)		(0.10)		(0.02)		(0.02)
Net Realized and Unrealized Gain (Loss)	2.64		(7.81)		(0.02)		8.35		2.88		(1.41)
Total from Investment Operations	2.64		(7.87)		(0.17)		8.25		2.86		(1.43)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		—		(3.51)		(0.54)		—		—
Paid-in-Capital	—		—		—		—		—		(0.08)
Total Distributions	—		—		(3.51)		(0.54)		—		(0.11)
Net Asset Value, End of Period	$10.12		$7.48		$15.35		$19.03		$11.32		$8.46
Total Return(6)	35.29	%(7)	(51.27)%		(0.59)%		72.88%		33.81%		(14.34	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$9		$19		$20		$11		$8
Ratio of Expenses Before Expense Limitation	24.85	%(8)	20.79%		12.66%		19.31%		23.44%		26.39	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(8)(9)	1.01	%(9)	1.00	%(9)	0.99	%(9)	0.99	%(9)	0.99	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(9)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.05	)%(8)(9)	(0.62	)%(9)	(0.71	)%(9)	(0.74	)%(9)	(0.22	)%(9)	(0.51	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	27	%(7)	59%		68%		116%		67%		54	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Counterpoint Global Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Counterpoint Global Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $118,000 or approximately 1.22% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB ASC 820, Fair Value Measurement ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2	$82	$—	$84
Air Freight & Logistics	—	121	—	121
Automobile Components	8	—	—	8
Automobiles	149	—	—	149
Banks	205	18	—	223
Beverages	2	53	—	55
Biotechnology	110	4	—	114
Broadline Retail	805	—	—	805
Capital Markets	89	2	—	91
Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Chemicals	$32		$2		$—	$34
Commercial Services & Supplies	13		46		—	59
Construction Materials	1		2		—	3
Consumer Finance	3		—		—	3
Consumer Staples Distribution & Retail	58		9		—	67
Containers & Packaging	2		—		—	2
Distributors	39		—		—	39
Diversified Consumer Services	10		—	@	—	10
Diversified Telecommunication Services	4		—		—	4
Electronic Equipment, Instruments & Components	—		47		—	47
Entertainment	277		6		—	283
Financial Services	247		184		—	431
Food Products	—	@	5		—	5
Ground Transportation	460		—		—	460
Health Care Equipment & Supplies	23		26		—	49
Health Care Providers & Services	145		—		—	145
Health Care Technology	116		—		—	116
Hotels, Restaurants & Leisure	215		107		—	322
Household Durables	185		198		—	383
Information Technology Services	2,098		2		—	2,100
Insurance	24		12		—	36
Interactive Media & Services	213		37		—	250
Leisure Products	58		—		—	58
Life Sciences Tools & Services	222		87		—	309
Machinery	—		4		—	4
Marine Transportation	—		10		—	10
Media	217		—		—	217
Metals & Mining	15		3		—	18
Oil, Gas & Consumable Fuels	11		—		—	11
Passenger Airlines	8		—		—	8
Personal Care Products	1		2		—	3
Pharmaceuticals	223		5		—	228
Real Estate Management & Development	19		3		—	22
Semiconductors & Semiconductor Equipment	49		46		—	95
Software	1,010		1		—	1,011
Specialized REITs	—	@	—		—	—	@
Specialty Retail	520		—		—	520
Textiles, Apparel & Luxury Goods	30		235		—	265
Trading Companies & Distributors	2		—		—	2
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Transportation Infrastructure	$2		$—	$—	$2
Total Common Stocks	7,922		1,359	—	9,281
Preferred Stocks
Financial Services	—		—	3	3
Software	—		—	34	34
Total Preferred Stocks	—		—	37	37
Investment Company	110		—	—	110
Warrants	—	@	—	—	—	@
Call Options Purchased	—		17	—	17
Short-Term Investment
Investment Company	126		—	—	126
Total Assets	$8,158		$1,376	$37	$9,571

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$33
Purchases	2
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	2
Realized gains (losses)	—
Ending Balance	$37
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$2

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2023:

	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$37	Market Transaction Method	Precedent Transaction	$20.13–$60.00/$57.23	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	13.5%–17.5%/14.6% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/Revenue Discount for Lack of Marketability	1.0x–19.0x/14.9x 15.0%	Increase Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$17	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$17	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$17	$—	$—	$17

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	4,266,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares and 1.00% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $34,000 of advisory fees were waived and approximately $149,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in Transfer Agency Fees in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,190,000 and $2,201,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$287	$832	$993	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$126

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$2,976	$1,893

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$166	$(166)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,192,000 and $1,166,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$23	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 10.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods and the period since its inception in June 2018. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPTSAN
5853428 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	5
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	13
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
U.S. Customer Privacy Notice	23
Directors and Officers Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Developing Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Developing Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Developing Opportunity Portfolio Class I	$1,000.00	$1,035.30	$1,019.09	$5.80	$5.76	1.15%
Developing Opportunity Portfolio Class A	1,000.00	1,033.10	1,017.41	7.51	7.45	1.49
Developing Opportunity Portfolio Class C	1,000.00	1,030.20	1,013.69	11.28	11.18	2.24
Developing Opportunity Portfolio Class R6	1,000.00	1,035.20	1,019.34	5.55	5.51	1.10

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Argentina (3.2%)
Globant SA (a)	7,884	$1,417
Brazil (6.2%)
B3 SA — Brasil Bolsa Balcao	332,279	1,014
NU Holdings Ltd., Class A (a)	220,357	1,738
		2,752
China (30.9%)
China Resources Beer Holdings Co. Ltd. (b)	104,000	687
China Resources Mixc Lifestyle Services Ltd. (b)	101,600	506
Foshan Haitian Flavouring & Food Co. Ltd., Class A	167,595	1,083
Haidilao International Holding Ltd. (b)	641,000	1,417
KE Holdings, Inc. ADR (a)	95,867	1,424
Kuaishou Technology (a)(b)	107,200	737
Kweichow Moutai Co. Ltd., Class A	5,689	1,326
Meituan, Class B (a)(b)	131,180	2,057
Qifu Technology, Inc. ADR	42,022	726
Shenzhou International Group Holdings Ltd. (b)	63,800	613
Tencent Holdings Ltd. (b)	34,100	1,446
Trip.com Group Ltd. ADR (a)	47,085	1,648
		13,670
Hong Kong (0.3%)
Super Hi International Holding Ltd. (a)	64,000	125
India (21.7%)
Axis Bank Ltd.	94,601	1,142
HDFC Bank Ltd.	160,355	3,328
ICICI Bank Ltd. ADR	107,414	2,479
IndusInd Bank Ltd.	68,800	1,157
Shree Cement Ltd.	1,742	508
Titan Co. Ltd.	14,416	537
Zomato Ltd. (a)	471,267	432
		9,583
Indonesia (3.3%)
Avia Avian Tbk PT	33,291,600	1,478
Korea, Republic of (11.0%)
Coupang, Inc. (a)	155,554	2,707
KakaoBank Corp.	47,920	871
NAVER Corp.	9,260	1,296
		4,874
Mexico (2.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	32,595	909
Singapore (4.6%)
Grab Holdings Ltd., Class A (a)	419,102	1,438
Sea Ltd. ADR (a)	10,258	595
		2,033
	Shares	Value (000)
Taiwan (6.4%)
Nien Made Enterprise Co. Ltd.	53,000	$584
Silergy Corp.	38,000	473
Taiwan Semiconductor Manufacturing Co. Ltd.	97,000	1,792
		2,849
United States (7.9%)
MercadoLibre, Inc. (a)	2,967	3,515
Total Common Stocks (Cost $41,040)		43,205
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,020)	1,019,760	1,020
Total Investments (99.9%) (Cost $42,060) (c)(d)		44,225
Other Assets in Excess of Liabilities (0.1%)		28
Net Assets (100.0%)		$44,253

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $23,595,000 and 53.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,406,000 and the aggregate gross unrealized depreciation is approximately $5,241,000, resulting in net unrealized appreciation of approximately $2,165,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.8%
Banks	24.2
Broadline Retail	14.1
Hotels, Restaurants & Leisure	12.9
Interactive Media & Services	7.9
Semiconductors & Semiconductor Equipment	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $41,040)	$43,205
Investment in Security of Affiliated Issuer, at Value (Cost $1,020)	1,020
Total Investments in Securities, at Value (Cost $42,060)	44,225
Foreign Currency, at Value (Cost $81)	81
Cash	1
Dividends Receivable	154
Receivable for Investments Sold	25
Receivable from Affiliate	5
Receivable for Fund Shares Sold	1
Other Assets	58
Total Assets	44,550
Liabilities:
Payable for Advisory Fees	80
Deferred Capital Gain Country Tax	65
Payable for Professional Fees	46
Payable for Investments Purchased	33
Payable for Sub Transfer Agency Fees — Class I	24
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Fund Shares Redeemed	19
Payable for Custodian Fees	9
Payable for Administration Fees	4
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	13
Total Liabilities	297
Net Assets	$44,253
Net Assets Consist of:
Paid-in-Capital	$124,776
Total Accumulated Loss	(80,523)
Net Assets	$44,253

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$35,424
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,167,557
Net Asset Value, Offering and Redemption Price Per Share	$8.50
CLASS A:
Net Assets	$4,993
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	593,087
Net Asset Value, Redemption Price Per Share	$8.42
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$8.99
CLASS C:
Net Assets	$3,827
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	466,794
Net Asset Value, Offering and Redemption Price Per Share	$8.20
CLASS R6:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$8.52

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $42 of Foreign Taxes Withheld)	$437
Dividends from Security of Affiliated Issuer (Note G)	24
Total Investment Income	461
Expenses:
Advisory Fees (Note B)	317
Professional Fees	78
Sub Transfer Agency Fees — Class I	36
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	28
Custodian Fees (Note F)	27
Shareholder Services Fees — Class A (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	21
Registration Fees	26
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Pricing Fees	2
Directors' Fees and Expenses	2
Other Expenses	10
Total Expenses	571
Waiver of Advisory Fees (Note B)	(111)
Reimbursement of Class Specific Expenses — Class I (Note B)	(23)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	435
Net Investment Income	26
Realized Loss:
Investments Sold (Net of $23 of Capital Gain Country Tax)	(6,949)
Foreign Currency Translation	(21)
Net Realized Loss	(6,970)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $59)	9,715
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,745
Net Increase in Net Assets Resulting from Operations	$2,771

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Developing Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$26	$(571)
Net Realized Loss	(6,970)	(42,494)
Net Change in Unrealized Appreciation (Depreciation)	9,715	(19,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,771	(62,441)
Capital Share Transactions:(1)
Class I:
Subscribed	3,680	55,026
Redeemed	(36,801)	(129,518)
Class A:
Subscribed	230	2,262
Redeemed	(465)	(5,690)
Class C:
Subscribed	28	974
Redeemed	(393)	(1,754)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(33,721)	(78,700)
Redemption Fees	6	6
Total Decrease in Net Assets	(30,944)	(141,135)
Net Assets:
Beginning of Period	75,197	216,332
End of Period	$44,253	$75,197
(1) Capital Share Transactions:
Class I:
Shares Subscribed	431	5,776
Shares Redeemed	(4,305)	(14,479)
Net Decrease in Class I Shares Outstanding	(3,874)	(8,703)
Class A:
Shares Subscribed	27	252
Shares Redeemed	(55)	(652)
Net Decrease in Class A Shares Outstanding	(28)	(400)
Class C:
Shares Subscribed	3	116
Shares Redeemed	(48)	(203)
Net Decrease in Class C Shares Outstanding	(45)	(87)

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,				Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$8.21		$11.79		$14.50		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.04)		(0.10)		(0.10)
Net Realized and Unrealized Gain (Loss)	0.28		(3.54)		(2.61)		4.60
Total from Investment Operations	0.29		(3.58)		(2.71)		4.50
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$8.50		$8.21		$11.79		$14.50
Total Return(5)	3.53	%(6)	(30.36)%		(18.69)%		45.00	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,424		$66,056		$197,435		$234,923
Ratio of Expenses Before Expense Limitation	1.54	%(7)	1.45%		1.23%		1.41	%(7)
Ratio of Expenses After Expense Limitation	1.15	%(7)(8)	1.15	%(8)	1.15	%(8)	1.14	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.15	%(8)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.16	%(7)(8)	(0.42	)%(8)	(0.73	)%(8)	(0.87	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.01	%(7)
Portfolio Turnover Rate	5	%(6)	31%		64%		18	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,				Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$8.15		$11.73		$14.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.06)		(0.14)		(0.13)
Net Realized and Unrealized Gain (Loss)	0.28		(3.52)		(2.60)		4.60
Total from Investment Operations	0.27		(3.58)		(2.74)		4.47
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$8.42		$8.15		$11.73		$14.47
Total Return(5)	3.31	%(6)	(30.52)%		(18.94)%		44.70	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,993		$5,057		$11,974		$11,721
Ratio of Expenses Before Expense Limitation	1.81	%(7)	1.69%		1.48%		1.72	%(7)
Ratio of Expenses After Expense Limitation	1.49	%(7)(8)	1.45	%(8)	1.46	%(8)	1.44	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.44	%(8)	N/A		N/A
Ratio of Net Investment Loss	(0.17	)%(7)(8)	(0.69	)%(8)	(1.03	)%(8)	(1.17	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.01	%(7)
Portfolio Turnover Rate	5	%(6)	31%		64%		18	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,				Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$7.97		$11.55		$14.36		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.04)		(0.12)		(0.24)		(0.22)
Net Realized and Unrealized Gain (Loss)	0.27		(3.46)		(2.57)		4.58
Total from Investment Operations	0.23		(3.58)		(2.81)		4.36
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$8.20		$7.97		$11.55		$14.36
Total Return(5)	3.02	%(6)	(31.08)%		(19.57)%		43.60	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,827		$4,076		$6,911		$5,893
Ratio of Expenses Before Expense Limitation	2.55	%(7)	2.45%		2.21%		2.53	%(7)
Ratio of Expenses After Expense Limitation	2.24	%(7)(8)	2.21	%(8)	2.19	%(8)	2.24	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.20	%(8)	N/A		N/A
Ratio of Net Investment Loss	(0.92	)%(7)(8)	(1.44	)%(8)	(1.78	)%(8)	(1.97	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.01	%(7)
Portfolio Turnover Rate	5	%(6)	31%		64%		18	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,				Period from February 14, 2020(2) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		December 31, 2020(3)
Net Asset Value, Beginning of Period	$8.23		$11.80		$14.51		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.01		(0.03)		(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss)	0.28		(3.54)		(2.61)		4.58
Total from Investment Operations	0.29		(3.57)		(2.71)		4.51
Net Realized Gain	—		—		—		—
Redemption Fees	0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)
Net Asset Value, End of Period	$8.52		$8.23		$11.80		$14.51
Total Return(6)	3.52	%(7)	(30.25)%		(18.68)%		45.10	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$8		$12		$15
Ratio of Expenses Before Expense Limitation	27.60	%(8)	24.48%		17.42%		17.67	%(8)
Ratio of Expenses After Expense Limitation	1.10	%(8)(9)	1.11	%(9)(10)	1.10	%(9)	1.09	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.10	%(9)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.21	%(8)(9)	(0.34	)%(9)	(0.69	)%(9)	(0.67	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.01	%(8)
Portfolio Turnover Rate	5	%(7)	31%		64%		18	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Consolidated Financial Statements.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Developing Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Developing Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented 0% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$4,217	$6,498	$—	$10,715
Beverages	—	2,013	—	2,013
Broadline Retail	6,222	—	—	6,222
Capital Markets	—	1,014	—	1,014
Chemicals	—	1,478	—	1,478
Construction Materials	—	508	—	508
Consumer Finance	726	—	—	726
Entertainment	595	—	—	595
Food Products	—	1,083	—	1,083
Ground Transportation	1,438	—	—	1,438
Hotels, Restaurants & Leisure	1,648	4,031	—	5,679
Household Durables	—	584	—	584
Information Technology Services	1,417	—	—	1,417
Interactive Media & Services	—	3,479	—	3,479
Real Estate Management & Development	1,424	506	—	1,930
Semiconductors & Semiconductor Equipment	—	2,265	—	2,265
Textiles, Apparel & Luxury Goods	—	1,150	—	1,150
Transportation Infrastructure	909	—	—	909
Total Common Stocks	18,596	24,609	—	43,205
Short-Term Investment
Investment Company	1,020	—	—	1,020
Total Assets	$19,616	$24,609	$—	$44,225

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.58% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.50% for Class A shares, 2.25% for Class C shares and 1.10% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $111,000 of advisory fees were waived and approximately $24,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee,

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer

Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,657,000 and $37,179,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$292	$15,550	$14,822	$24
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$1,020

During the six months ended June 30, 2023, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2022 and 2021.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$3,996	$(3,996)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $44,089,000 and $24,574,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 74.8%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since its inception in February 2020. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to the Fund's peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIDOSAN
5842971 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets ex China Portfolio

(formerly Sustainable Emerging Markets Portfolio)

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
U.S. Customer Privacy Notice	24
Directors and Officers Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets ex China Portfolio (the "Fund") (formerly MSIF Sustainable Emerging Markets Portfolio) performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Emerging Markets ex China Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets ex China Portfolio Class I	$1,000.00	$1,111.10	$1,019.89	$5.18	$4.96	0.99%
Emerging Markets ex China Portfolio Class A	1,000.00	1,109.40	1,018.10	7.06	6.76	1.35
Emerging Markets ex China Portfolio Class C	1,000.00	1,105.00	1,014.38	10.96	10.49	2.10
Emerging Markets ex China Portfolio Class R6	1,000.00	1,111.10	1,020.08	4.97	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Brazil (9.6%)
Banco BTG Pactual SA (Units) (a)	13,862	$91
Cia Brasileira de Aluminio	1,358	1
Itau Unibanco Holding SA (Preference)	12,241	73
Localiza Rent a Car SA	5,817	83
Lojas Renner SA	24,320	102
Petroleo Brasileiro SA (Preference)	19,453	120
Raia Drogasil SA	18,297	113
		583
India (28.9%)
Bajaj Auto Ltd.	2,258	129
Bajaj Finance Ltd.	1,024	90
Delhivery Ltd. (b)	7,787	36
HDFC Bank Ltd.	7,319	152
Hindalco Industries Ltd. (b)	14,710	76
Housing Development Finance Corp. Ltd.	2,708	93
ICICI Bank Ltd. (b)	14,170	162
ICICI Prudential Life Insurance Co. Ltd. (b)	8,411	59
Infosys Ltd.	4,928	80
Infosys Ltd. ADR	3,149	51
Larsen & Toubro Ltd.	2,120	64
Macrotech Developers Ltd. (b)	6,752	56
Mahindra & Mahindra Financial Services Ltd. (b)	2,731	11
Mahindra & Mahindra Ltd. (b)	5,395	96
MakeMyTrip Ltd. (b)	1,171	32
Max Healthcare Institute Ltd. (b)	17,511	128
Pidilite Industries Ltd. (b)	1,566	50
Reliance Industries Ltd. (b)	6,384	199
Star Health & Allied Insurance Co. Ltd. (b)	8,897	63
State Bank of India	17,247	121
		1,748
Indonesia (6.0%)
Bank Central Asia Tbk PT	205,200	126
Bank Mandiri Persero Tbk PT	249,600	87
Bank Rakyat Indonesia Persero Tbk PT	303,200	111
Cisarua Mountain Dairy PT TBK	150,500	42
		366
Korea, Republic of (12.9%)
KB Financial Group, Inc.	2,004	73
Kia Corp.	692	47
Korea Zinc Co. Ltd.	145	54
LG Chem Ltd.	79	40
Samsung Electronics Co. Ltd.	7,281	401
Samsung SDI Co. Ltd.	89	45
SK Hynix, Inc.	1,384	121
		781
Mexico (7.5%)
Gruma SAB de CV , Class B (b)	5,401	87
Grupo Financiero Banorte SAB de CV Series O	6,994	58
Qualitas Controladora SAB de CV	8,877	66
	Shares	Value (000)
Regional SAB de CV	11,822	$85
Wal-Mart de Mexico SAB de CV	39,604	157
		453
Poland (3.8%)
Grupa Kety SA (b)	635	96
LPP SA (b)	38	131
		227
Portugal (1.1%)
Galp Energia SGPS SA	5,919	69
South Africa (4.6%)
Anglo American Platinum Ltd.	1,066	48
Anglo American PLC	3,642	104
AVI Ltd.	14,619	53
Capitec Bank Holdings Ltd.	877	73
		278
Sweden (1.2%)
Medicover AB	4,953	75
Switzerland (1.7%)
SIG Group AG	3,707	103
Taiwan (16.5%)
Airtac International Group	1,000	33
Chailease Holding Co. Ltd. (b)	11,000	72
CTBC Financial Holding Co. Ltd. (b)	85,000	68
Delta Electronics, Inc.	10,000	111
MediaTek, Inc.	2,000	44
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	370
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,329	235
Voltronic Power Technology Corp. (b)	1,000	63
		996
Thailand (1.0%)
Kasikornbank PCL	7,400	27
Tisco Financial Group PCL	11,300	31
		58
United Kingdom (3.4%)
Antofagasta PLC	4,708	88
Mondi PLC	7,726	118
		206
Total Common Stocks (Cost $5,204)		5,943
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $129)	129,131	129
Total Investments (100.4%) (Cost $5,333) (c)(d)		6,072
Liabilities in Excess of Other Assets (–0.4%)		(22)
Net Assets (100.0%)		$6,050

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets ex China Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $4,531,000 and 74.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $878,000 and the aggregate gross unrealized depreciation is approximately $139,000, resulting in net unrealized appreciation of approximately $739,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.1%
Banks	20.5
Semiconductors & Semiconductor Equipment	12.7
Metals & Mining	7.7
Tech Hardware, Storage & Peripherals	6.6
Oil, Gas & Consumable Fuels	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Emerging Markets ex China Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,204)	$5,943
Investment in Security of Affiliated Issuer, at Value (Cost $129)	129
Total Investments in Securities, at Value (Cost $5,333)	6,072
Foreign Currency, at Value (Cost $2)	2
Due from Adviser	78
Prepaid Offering Costs	42
Dividends Receivable	31
Receivable for Investments Sold	4
Tax Reclaim Receivable	1
Receivable from Affiliate	1
Other Assets	32
Total Assets	6,263
Liabilities:
Payable for Offering Costs	165
Deferred Capital Gain Country Tax	37
Payable for Professional Fees	7
Payable for Custodian Fees	1
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees Caption — Class C	—	@
Other Liabilities	3
Total Liabilities	213
Net Assets	$6,050
Net Assets Consist of:
Paid-in-Capital	$4,992
Total Distributable Earnings	1,058
Net Assets	$6,050
CLASS I:
Net Assets	$5,869
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	485,000
Net Asset Value, Offering and Redemption Price Per Share	$12.10
CLASS A:
Net Assets	$60
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Redemption Price Per Share	$12.07
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.67
Maximum Offering Price Per Share	$12.74
CLASS C:
Net Assets	$60
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$12.00
CLASS R6:
Net Assets	$61
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$12.10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Emerging Markets ex China Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $15 of Foreign Taxes Withheld)	$85
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	89
Expenses:
Offering Costs	83
Professional Fees	49
Advisory Fees (Note B)	21
Custodian Fees (Note F)	8
Shareholder Reporting Fees	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Registration Fees	4
Administration Fees (Note C)	2
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Directors' Fees and Expenses	— @
Other Expenses	6
Total Expenses	182
Expenses Reimbursed by Adviser (Note B)	(130)
Waiver of Advisory Fees (Note B)	(21)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	28
Net Investment Income	61
Realized Gain (Loss):
Investments Sold (Net of $3 of Capital Gain Country Tax)	157
Foreign Currency Translation	(2)
Futures Contracts	22
Net Realized Gain	177
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $32)	367
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	367
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	544
Net Increase in Net Assets Resulting from Operations	$605

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Emerging Markets ex China Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Period from September 30, 2022^ to December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$61	$3
Net Realized Gain	177	107
Net Change in Unrealized Appreciation (Depreciation)	367	335
Net Increase in Net Assets Resulting from Operations	605	445
Capital Share Transactions:(1)
Class I:
Subscribed	—	4,850
Class A:
Subscribed	—	50
Class C:
Subscribed	—	50
Class R6:
Subscribed	—	50
Net Increase in Net Assets Resulting from Capital Share Transactions	—	5,000
Total Increase in Net Assets	605	5,445
Net Assets:
Beginning of Period	5,445	—
End of Period	$6,050	$5,445
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	485
Class A:
Shares Subscribed	—	5
Class C:
Shares Subscribed	—	5
Class R6:
Shares Subscribed	—	5

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets ex China Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from September 30, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.12		0.01
Net Realized and Unrealized Gain	1.09		0.88
Total from Investment Operations	1.21		0.89
Net Asset Value, End of Period	$12.10		$10.89
Total Return(3)	11.11	%(4)	8.90	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,869		$5,283
Ratio of Expenses Before Expense Limitation	6.29	%(5)	8.64	%(5)
Ratio of Expenses After Expense Limitation	0.99	%(5)(6)	0.98	%(5)(6)
Ratio of Net Investment Income	2.12	%(5)(6)	0.25	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01	%(5)
Portfolio Turnover Rate	26	%(4)	21	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets ex China Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from September 30, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.10		(0.00	)(3)
Net Realized and Unrealized Gain	1.09		0.88
Total from Investment Operations	1.19		0.88
Net Asset Value, End of Period	$12.07		$10.88
Total Return(4)	10.94	%(5)	8.80	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$60		$54
Ratio of Expenses Before Expense Limitation	10.13	%(6)	13.28	%(6)
Ratio of Expenses After Expense Limitation	1.35	%(6)(7)	1.34	%(6)(7)
Ratio of Net Investment Income (Loss)	1.76	%(6)(7)	(0.11	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01	%(6)
Portfolio Turnover Rate	26	%(5)	21	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets ex China Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from September 30, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$10.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		(0.02)
Net Realized and Unrealized Gain	1.08		0.88
Total from Investment Operations	1.14		0.86
Net Asset Value, End of Period	$12.00		$10.86
Total Return(3)	10.50	%(4)	8.60	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$60		$54
Ratio of Expenses Before Expense Limitation	10.89	%(5)	14.04	%(5)
Ratio of Expenses After Expense Limitation	2.10	%(5)(6)	2.09	%(5)(6)
Ratio of Net Investment Income (Loss)	1.02	%(5)(6)	(0.85	)%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01	%(5)
Portfolio Turnover Rate	26	%(4)	21	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets ex China Portfolio

	Class R6
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from September 30, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.12		0.01
Net Realized and Unrealized Gain	1.09		0.88
Total from Investment Operations	1.21		0.89
Net Asset Value, End of Period	$12.10		$10.89
Total Return(3)	11.11	%(4)	8.90	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$61		$54
Ratio of Expenses Before Expense Limitation	9.87	%(5)	13.03	%(5)
Ratio of Expenses After Expense Limitation	0.95	%(5)(6)	0.94	%(5)(6)
Ratio of Net Investment Income	2.17	%(5)(6)	0.29	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.01	%(5)
Portfolio Turnover Rate	26	%(4)	21	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Emerging Markets ex China Portfolio (name changed on June 21, 2023, formerly Sustainable Emerging Markets Portfolio). The Fund seeks to provide long-term capital appreciation.

The Fund commenced operations on September 30, 2022 and offers four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) foreign exchange transactions ("spot contracts") and foreign exchange

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$36	$—	$36
Automobiles	—	272	—	272
Banks	201	1,046	—	1,247
Capital Markets	—	91	—	91
Chemicals	—	90	—	90
Construction & Engineering	—	64	—	64
Consumer Finance	—	101	—	101
Consumer Staples Distribution & Retail	157	113	—	270
Containers & Packaging	—	103	—	103
Electrical Equipment	—	63	—	63
Electronic Equipment, Instruments & Components	—	156	—	156
Financial Services	—	165	—	165
Food Products	87	95	—	182
Ground Transportation	83	—	—	83
Health Care Providers & Services	—	203	—	203
Hotels, Restaurants & Leisure	32	—	—	32

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$51	$80	$—	$131
Insurance	66	122	—	188
Machinery	—	33	—	33
Metals & Mining	—	467	—	467
Oil, Gas & Consumable Fuels	—	388	—	388
Paper & Forest Products	—	118	—	118
Real Estate Management & Development	—	56	—	56
Semiconductors & Semiconductor Equipment	235	535	—	770
Specialty Retail	—	102	—	102
Tech Hardware, Storage & Peripherals	—	401	—	401
Textiles, Apparel & Luxury Goods	—	131	—	131
Total Common Stocks	912	5,031	—	5,943
Short-Term Investment
Investment Company	129	—	—	129
Total Assets	$1,041	$5,031	$—	$6,072

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchangetraded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

As of June 30, 2023, the Fund did not have any open futures contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth by primary risk exposure the Fund's realized gains (losses) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$22

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$98,000

5.  Redemption Fees The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Offering Cost: Offering costs are accounted for as a deferred charge until operations begin and thereafter are amortized to expense over twelve months on a straight-line basis.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.75%	0.70%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $21,000 of advisory fees were waived and approximately $133,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act.

Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,483,000 and $1,439,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$81	$941	$893	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$129

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2022.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$8	$(8)

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)
$ 118

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund did not have record owners of 10% or greater.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes a breakpoint. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directorss (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISEMKTSAN
5842791 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	14
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
U.S. Customer Privacy Notice	24
Directors and Officers Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Leaders Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Emerging Markets Leaders Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Leaders Portfolio Class I	$1,000.00	$1,058.60	$1,019.64	$5.31	$5.21	1.04%
Emerging Markets Leaders Portfolio Class A	1,000.00	1,057.60	1,018.00	6.99	6.85	1.37
Emerging Markets Leaders Portfolio Class C	1,000.00	1,053.40	1,014.28	10.79	10.59	2.12
Emerging Markets Leaders Portfolio Class R6	1,000.00	1,059.10	1,019.84	5.11	5.01	1.00
Emerging Markets Leaders Portfolio Class IR	1,000.00	1,059.20	1,019.89	5.05	4.96	0.99

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (99.4%)
Argentina (5.4%)
Globant SA (a)	98,660	$17,731
Brazil (10.2%)
Localiza Rent a Car SA	737,452	10,550
NU Holdings Ltd., Class A (Cayman Island) (a)	2,572,541	20,297
WEG SA	317,834	2,506
		33,353
China (24.2%)
BYD Co. Ltd., H Shares (b)	472,500	15,150
China Meidong Auto Holdings Ltd. (b)	4,244,000	4,918
Li Ning Co. Ltd. (b)	3,046,500	16,452
Proya Cosmetics Co. Ltd., Class A	701,079	10,863
Shenzhou International Group Holdings Ltd. (b)	2,062,400	19,808
Sunresin New Materials Co. Ltd., Class A	619,695	5,331
Tencent Holdings Ltd. (b)	119,600	5,071
Warom Technology, Inc. Co., Class A	316,800	1,162
		78,755
India (37.1%)
360 ONE WAM Ltd.	1,126,145	6,258
Aarti Industries Ltd.	1,541,279	9,480
Aarti Pharmalabs Ltd. (a)	344,014	1,556
AU Small Finance Bank Ltd.	2,013,464	18,552
Avenue Supermarts Ltd. (a)	250,872	11,922
Bajaj Finance Ltd.	226,773	19,862
Cholamandalam Investment & Finance Co. Ltd.	75,613	1,055
ICICI Bank Ltd.	1,150,436	13,171
KEI Industries Ltd.	455,688	12,897
Timken India Ltd.	74,238	3,102
Titan Co. Ltd.	190,175	7,081
Trent Ltd.	396,389	8,539
TVS Motor Co. Ltd.	465,075	7,536
		121,011
Korea, Republic of (4.9%)
SK Hynix, Inc.	182,730	16,056
Singapore (0.9%)
TDCX, Inc. ADR (a)	369,456	2,922
Taiwan (9.5%)
Chailease Holding Co. Ltd. (a)	2,005,900	13,188
Silergy Corp.	41,000	511
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	2,124
Voltronic Power Technology Corp.	241,334	15,263
		31,086
United States (7.2%)
EPAM Systems, Inc. (a)	19,351	4,349
MercadoLibre, Inc. (a)	16,200	19,191
		23,540
Total Common Stocks (Cost $296,476)		324,454
	Shares	Value (000)
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $4,131)	4,131,241	$4,131
Total Investments (100.7%) (Cost $300,607) (c)(d)		328,585
Liabilities in Excess of Other Assets (–0.7%)		(2,323)
Net Assets (100.0%)		$326,262

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $246,908,000 and 75.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,578,000 and the aggregate gross unrealized depreciation is approximately $26,600,000, resulting in net unrealized appreciation of approximately $27,978,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.8%
Banks	15.9
Textiles, Apparel & Luxury Goods	13.2
Electrical Equipment	9.6
Automobiles	6.9
Information Technology Services	6.7
Consumer Finance	6.3
Broadline Retail	5.9
Semiconductors & Semiconductor Equipment	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $296,476)	$324,454
Investment in Security of Affiliated Issuer, at Value (Cost $4,131)	4,131
Total Investments in Securities, at Value (Cost $300,607)	328,585
Foreign Currency, at Value (Cost $275)	273
Dividends Receivable	485
Receivable for Fund Shares Sold	385
Receivable from Affiliate	20
Tax Reclaim Receivable	7
Other Assets	95
Total Assets	329,850
Liabilities:
Deferred Capital Gain Country Tax	2,719
Payable for Advisory Fees	547
Payable for Fund Shares Redeemed	166
Payable for Professional Fees	58
Payable for Sub Transfer Agency Fees — Class I	24
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Custodian Fees	22
Payable for Administration Fees	21
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	22
Total Liabilities	3,588
Net Assets	$326,262
Net Assets Consist of:
Paid-in-Capital	$419,389
Total Accumulated Loss	(93,127)
Net Assets	$326,262

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$299,545
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	21,513,307
Net Asset Value, Offering and Redemption Price Per Share	$13.92
CLASS A:
Net Assets	$12,365
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	910,730
Net Asset Value, Redemption Price Per Share	$13.58
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.75
Maximum Offering Price Per Share	$14.33
CLASS C:
Net Assets	$4,415
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	344,317
Net Asset Value, Offering and Redemption Price Per Share	$12.82
CLASS R6:
Net Assets	$9,930
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	710,702
Net Asset Value, Offering and Redemption Price Per Share	$13.97
CLASS IR:
Net Assets	$7
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	517
Net Asset Value, Offering and Redemption Price Per Share	$13.96

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $92 of Foreign Taxes Withheld)	$1,019
Dividends from Security of Affiliated Issuer (Note G)	341
Total Investment Income	1,360
Expenses:
Advisory Fees (Note B)	1,161
Sub Transfer Agency Fees — Class I	143
Sub Transfer Agency Fees — Class A	7
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	124
Professional Fees	81
Custodian Fees (Note F)	79
Registration Fees	44
Shareholder Services Fees — Class A (Note D)	15
Distribution and Shareholder Services Fees — Class C (Note D)	22
Shareholder Reporting Fees	23
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	3
Transfer Agency Fees — Class IR (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	12
Total Expenses	1,726
Reimbursement of Class Specific Expenses — Class I (Note B)	(57)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(12)
Net Expenses	1,654
Net Investment Loss	(294)
Realized Loss:
Investments Sold (Net of $135 of Capital Gain Country Tax)	(22,786)
Foreign Currency Translation	(174)
Net Realized Loss	(22,960)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1,384)	40,070
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	40,068
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	17,108
Net Increase in Net Assets Resulting from Operations	$16,814

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(294)	$(1,810)
Net Realized Loss	(22,960)	(76,825)
Net Change in Unrealized Appreciation (Depreciation)	40,068	(68,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,814	(147,206)
Capital Share Transactions:(1)
Class I:
Subscribed	68,695	282,397
Redeemed	(44,409)	(234,633)
Class A:
Subscribed	1,239	6,849
Redeemed	(2,717)	(10,722)
Class C:
Subscribed	332	976
Redeemed	(307)	(2,298)
Class R6:*
Subscribed	19	65
Redeemed	(3)	(22,927)
Net Increase in Net Assets Resulting from Capital Share Transactions	22,849	19,707
Redemption Fees	— @	9
Total Increase (Decrease) in Net Assets	39,663	(127,490)
Net Assets:
Beginning of Period	286,599	414,089
End of Period	$326,262	$286,599
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,048	18,586
Shares Redeemed	(3,302)	(15,973)
Net Increase in Class I Shares Outstanding	1,746	2,613
Class A:
Shares Subscribed	94	459
Shares Redeemed	(204)	(730)
Net Decrease in Class A Shares Outstanding	(110)	(271)
Class C:
Shares Subscribed	26	69
Shares Redeemed	(25)	(170)
Net Increase (Decrease) in Class C Shares Outstanding	1	(101)
Class R6:*
Shares Subscribed	1	5
Shares Redeemed	(— @@)	(1,400)
Net Increase (Decrease) in Class R6 Shares Outstanding	1	(1,395)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.15		$19.77		$19.43		$12.70		$10.38		$12.14
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.08)		(0.19)		(0.11)		(0.02)		0.03
Net Realized and Unrealized Gain (Loss)	0.78		(6.54)		0.55		7.62		2.78		(1.74)
Total from Investment Operations	0.77		(6.62)		0.36		7.51		2.76		(1.71)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		—		(0.02)		(0.78)		(0.44)		(0.04)
Total Distributions	—		—		(0.02)		(0.78)		(0.44)		(0.05)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.92		$13.15		$19.77		$19.43		$12.70		$10.38
Total Return(3)	5.86	%(4)	(33.49)%		1.84%		59.36%		26.63%		(14.12)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$299,545		$259,940		$339,152		$80,465		$32,651		$39,206
Ratio of Expenses Before Expense Limitation	1.09	%(5)	1.27%		1.23%		1.47%		1.57%		1.48%
Ratio of Expenses After Expense Limitation	1.04	%(5)(6)	1.15	%(6)(7)	1.18	%(6)	1.15	%(6)	1.17	%(6)	1.17	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.18	%(6)	N/A		1.16	%(6)	1.16	%(6)
Ratio of Net Investment Income (Loss)	(0.16	)%(5)(6)	(0.50	)%(6)	(0.92	)%(6)	(0.73	)%(6)	(0.14	)%(6)	0.29	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(4)	62%		27%		57%		58%		47%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to October 1, 2022, the maximum ratio was 1.20% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$12.84		$19.37		$19.09		$12.53		$10.29		$12.06
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.03)		(0.12)		(0.24)		(0.17)		(0.05)		(0.00	)(2)
Net Realized and Unrealized Gain (Loss)	0.77		(6.41)		0.54		7.51		2.73		(1.73)
Total from Investment Operations	0.74		(6.53)		0.30		7.34		2.68		(1.73)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.02)		(0.78)		(0.44)		(0.04)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.58		$12.84		$19.37		$19.09		$12.53		$10.29
Total Return(3)	5.76	%(4)	(33.71)%		1.56%		58.81%		26.08%		(14.41)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,365		$13,113		$25,015		$7,925		$1,191		$1,024
Ratio of Expenses Before Expense Limitation	1.38	%(5)	1.55%		1.52%		1.82%		2.04%		1.93%
Ratio of Expenses After Expense Limitation	1.37	%(5)(6)	1.45	%(6)(7)	1.47	%(6)	1.50	%(6)	1.55	%(6)	1.55	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.47	%(6)	N/A		1.54	%(6)	1.54	%(6)
Ratio of Net Investment Loss	(0.49	)%(5)(6)	(0.83	)%(6)	(1.21	)%(6)	(1.13	)%(6)	(0.45	)%(6)	(0.04	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(4)	62%		27%		57%		58%		47%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to October 1, 2022, the maximum ratio was 1.55% for Class A shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$12.17		$18.49		$18.37		$12.17		$10.08		$11.90
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)		(0.22)		(0.38)		(0.27)		(0.13)		(0.09)
Net Realized and Unrealized Gain (Loss)	0.73		(6.10)		0.52		7.25		2.66		(1.69)
Total from Investment Operations	0.65		(6.32)		0.14		6.98		2.53		(1.78)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.02)		(0.78)		(0.44)		(0.04)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$12.82		$12.17		$18.49		$18.37		$12.17		$10.08
Total Return(3)	5.34	%(4)	(34.18)%		0.75%		57.59%		25.14%		(15.02)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,415		$4,179		$8,220		$3,395		$1,007		$780
Ratio of Expenses Before Expense Limitation	2.13	%(5)	2.28%		2.29%		2.63%		2.82%		2.75%
Ratio of Expenses After Expense Limitation	2.12	%(5)(6)	2.17	%(6)(7)	2.24	%(6)	2.29	%(6)	2.30	%(6)	2.30	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.24	%(6)	N/A		2.29	%(6)	2.29	%(6)
Ratio of Net Investment Loss	(1.23	)%(5)(6)	(1.56	)%(6)	(1.98	)%(6)	(1.88	)%(6)	(1.18	)%(6)	(0.83	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(4)	62%		27%		57%		58%		47%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class C shares. Prior to October 1, 2022, the maximum ratio was 2.30% for Class C shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Leaders Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.19		$19.81		$19.45		$12.71		$10.38		$12.14
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		(0.09)		(0.17)		(0.09)		0.00	(3)	0.04
Net Realized and Unrealized Gain (Loss)	0.79		(6.53)		0.55		7.61		2.77		(1.74)
Total from Investment Operations	0.78		(6.62)		0.38		7.52		2.77		(1.70)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.02)
Net Realized Gain	—		—		(0.02)		(0.78)		(0.44)		(0.04)
Total Distributions	—		—		(0.02)		(0.78)		(0.44)		(0.06)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.97		$13.19		$19.81		$19.45		$12.71		$10.38
Total Return(4)	5.91	%(5)	(33.42)%		1.94%		59.39%		26.73%		(14.03)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,930		$9,360		$41,692		$27,230		$19,838		$12,779
Ratio of Expenses Before Expense Limitation	1.04	%(6)	1.20%		1.16%		1.42%		1.53%		1.44%
Ratio of Expenses After Expense Limitation	0.99	%(6)(7)	1.08	%(7)(8)	1.10	%(7)	1.09	%(7)	1.10	%(7)	1.10	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.10	%(7)	N/A		1.09	%(7)	1.09	%(7)
Ratio of Net Investment Income (Loss)	(0.11	)%(6)(7)	(0.59	)%(7)	(0.84	)%(7)	(0.65	)%(7)	0.00	%(7)(9)	0.38	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	21	%(5)	62%		27%		57%		58%		47%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class R6 shares. Prior to October 1, 2022, the maximum ratio was 1.10% for Class R6 shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from April 12, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$13.18		$19.81		$19.37
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.07)		(0.12)
Net Realized and Unrealized Gain (Loss)	0.79		(6.56)		0.58
Total from Investment Operations	0.78		(6.63)		0.46
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.02)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.96		$13.18		$19.81
Total Return(4)	5.92	%(5)	(33.47)%		2.36	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7		$7		$10
Ratio of Expenses Before Expense Limitation	28.03	%(6)	11.47%		14.15%
Ratio of Expenses After Expense Limitation	1.00	%(6)(7)	1.08	%(7)(8)	1.10	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.10	%(6)(7)
Ratio of Net Investment Loss	(0.15	)%(6)(7)	(0.44	)%(7)	(0.80	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.00	%(9)
Portfolio Turnover Rate	21	%(5)	62%		27%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class IR shares. Prior to October 1, 2022, the maximum ratio was 1.10% for Class IR shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class C, Class R6 and Class IR. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$22,686	$—	$22,686
Banks	20,297	31,723	—	52,020
Broadline Retail	19,191	—	—	19,191
Capital Markets	—	6,258	—	6,258
Chemicals	—	14,811	—	14,811
Consumer Finance	—	20,917	—	20,917
Consumer Staples Distribution & Retail	—	11,922	—	11,922
Electrical Equipment	2,506	29,322	—	31,828
Financial Services	—	13,188	—	13,188
Ground Transportation	10,550	—	—	10,550
Information Technology Services	22,080	—	—	22,080
Interactive Media & Services	—	5,071	—	5,071
Machinery	—	3,102	—	3,102
Personal Care Products	—	10,863	—	10,863
Pharmaceuticals	—	1,556	—	1,556
Professional Services	2,922	—	—	2,922
Semiconductors & Semiconductor Equipment	—	18,691	—	18,691
Specialty Retail	—	13,457	—	13,457
Textiles, Apparel & Luxury Goods	—	43,341	—	43,341
Total Common Stocks	77,546	246,908	—	324,454
Short-Term Investment
Investment Company	4,131	—	—	4,131
Total Assets	$81,677	$246,908	$—	$328,585

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares, Class R6 shares and Class IR shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.75%	0.70%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares, 1.00% for Class R6 shares and 1.00% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $60,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)
Notes to Financial Statements (cont'd)

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $87,936,000 and $62,242,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $12,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$13,348	$73,097	$82,314	$341
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$4,131

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$204	$123

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1,605	$(1,605)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $58,380,000 and $26,028,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 64.8%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was lower than its peer group average, actual management fee was higher than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages; and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
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Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMLSAN
5842954 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Directors and Officers Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Portfolio Class I	$1,000.00	$1,065.20	$1,019.69	$5.27	$5.16	1.03%
Emerging Markets Portfolio Class A	1,000.00	1,063.80	1,017.95	7.06	6.90	1.38
Emerging Markets Portfolio Class L	1,000.00	1,061.00	1,015.47	9.61	9.39	1.88
Emerging Markets Portfolio Class C	1,000.00	1,059.60	1,014.23	10.88	10.64	2.13
Emerging Markets Portfolio Class R6	1,000.00	1,065.80	1,020.08	4.87	4.76	0.95
Emerging Markets Portfolio Class IR	1,000.00	1,065.80	1,020.08	4.87	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Brazil (8.5%)
Banco BTG Pactual SA (Units)	914,924	$6,010
Cia Brasileira de Aluminio	51,292	54
Itau Unibanco Holding SA (Preference)	1,489,008	8,838
Localiza Rent a Car SA	553,822	7,923
Lojas Renner SA	1,653,989	6,909
Petroleo Brasileiro SA (Preference)	1,281,664	7,904
Raia Drogasil SA	837,512	5,177
		42,815
China (19.2%)
Alibaba Group Holding Ltd. (a)(b)	674,900	7,025
BYD Co. Ltd., H Shares (a)	259,500	8,321
China Construction Bank Corp., H Shares (a)(b)	18,213,120	11,792
China Mengniu Dairy Co. Ltd. (a)(b)	1,473,000	5,567
China Merchants Bank Co. Ltd., H Shares (a)	1,147,500	5,234
China Resources Beer Holdings Co. Ltd. (a)	608,000	4,018
China Tourism Group Duty Free Corp. Ltd. (a)(b)(c)	118,500	1,608
JD.com, Inc., Class A (a)	102,973	1,756
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	494,859	3,267
Kweichow Moutai Co. Ltd., Class A	20,949	4,883
Li Ning Co. Ltd. (a)	541,000	2,921
Meituan, Class B (a)(b)	187,890	2,946
NARI Technology Co. Ltd., Class A	968,400	3,084
Postal Savings Bank of China Co. Ltd. (a)(c)	8,598,000	5,302
Proya Cosmetics Co. Ltd., Class A	203,028	3,146
Shenzhou International Group Holdings Ltd. (a)	666,600	6,402
Sungrow Power Supply Co. Ltd., Class A	243,895	3,929
Tencent Holdings Ltd. (a)	367,900	15,599
		96,800
India (22.9%)
Axis Bank Ltd.	305,010	3,680
Bajaj Auto Ltd.	115,486	6,617
Bajaj Finance Ltd.	60,918	5,336
Delhivery Ltd. (b)	599,448	2,789
HDFC Asset Management Co. Ltd.	104,408	2,927
HDFC Bank Ltd.	345,485	7,170
Hindalco Industries Ltd.	1,095,093	5,647
Housing Development Finance Corp. Ltd.	73,973	2,552
ICICI Bank Ltd.	1,042,475	11,935
ICICI Prudential Life Insurance Co. Ltd. (b)	560,539	3,919
Infosys Ltd.	343,465	5,594
Infosys Ltd. ADR	170,192	2,735
Larsen & Toubro Ltd.	152,996	4,626
Macrotech Developers Ltd. (b)	500,616	4,158
Mahindra & Mahindra Financial Services Ltd.	122,579	504
Mahindra & Mahindra Ltd.	363,226	6,454
MakeMyTrip Ltd. (b)	80,289	2,166
Max Healthcare Institute Ltd. (b)	1,128,136	8,255
Pidilite Industries Ltd.	106,338	3,373
	Shares	Value (000)
Reliance Industries Ltd.	401,031	$12,501
Star Health & Allied Insurance Co. Ltd. (b)	459,348	3,281
State Bank of India	1,074,775	7,528
United Breweries Ltd.	111,415	2,056
		115,803
Indonesia (4.4%)
Bank Central Asia Tbk PT	11,189,300	6,862
Bank Mandiri Persero Tbk PT	20,607,600	7,172
Bank Rakyat Indonesia Persero Tbk PT	15,784,900	5,763
Cisarua Mountain Dairy Tbk PT	7,916,600	2,214
		22,011
Korea, Republic of (10.0%)
KB Financial Group, Inc.	83,944	3,047
Kia Corp.	47,566	3,204
Korea Zinc Co. Ltd.	8,859	3,291
LG Chem Ltd.	2,582	1,314
Samsung Electronics Co. Ltd.	494,541	27,231
Samsung SDI Co. Ltd.	7,237	3,695
SK Hynix, Inc.	96,475	8,477
		50,259
Mexico (5.8%)
Gruma SAB de CV , Class B	474,560	7,620
Grupo Financiero Banorte SAB de CV Series O	857,653	7,075
Qualitas Controladora SAB de CV	647,616	4,791
Wal-Mart de Mexico SAB de CV	2,531,124	10,039
		29,525
Poland (2.0%)
LPP SA (b)	2,873	9,904
Portugal (1.6%)
Galp Energia SGPS SA	688,803	8,049
Saudi Arabia (0.8%)
Alinma Bank	460,974	4,143
South Africa (5.5%)
Anglo American Platinum Ltd.	79,306	3,585
Anglo American PLC	353,050	10,064
AVI Ltd.	1,323,865	4,781
Bidvest Group Ltd.	271,730	3,780
Capitec Bank Holdings Ltd.	64,384	5,365
		27,575
Taiwan (13.8%)
Airtac International Group	102,448	3,386
Chailease Holding Co. Ltd. (b)	774,000	5,089
CTBC Financial Holding Co. Ltd.	6,004,000	4,801
Delta Electronics, Inc.	688,000	7,625
MediaTek, Inc.	149,000	3,298
Taiwan Semiconductor Manufacturing Co. Ltd.	1,748,205	32,295
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	113,594	11,464
Voltronic Power Technology Corp.	30,000	1,897
		69,855

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Thailand (1.1%)
Kasikornbank PCL	699,400	$2,560
Tisco Financial Group PCL	1,059,100	2,900
		5,460
United Kingdom (2.9%)
Antofagasta PLC	393,069	7,310
Mondi PLC	486,811	7,442
		14,752
Total Common Stocks (Cost $421,213)		496,951
Short-Term Investments (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $9,571)	9,571,201	9,571
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $85)	84,880	85
Total Short-Term Investments (Cost $9,656)		9,656
Total Investments (100.4%) (Cost $430,869) Including $6,628 of Securities Loaned (d)(e)(f)		506,607
Liabilities in Excess of Other Assets (–0.4%)		(2,122)
Net Assets (100.0%)		$504,485

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2023.

(d)  The approximate fair value and percentage of net assets, $402,786,000 and 79.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  Securities are available for collateral in connection with open futures contract.

(f)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $107,057,000 and the aggregate gross unrealized depreciation is approximately $31,428,000, resulting in net unrealized appreciation of approximately $75,629,000.

ADR  American Depositary Receipt.

Futures Contract:

The Fund had the following futures contract open at June 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
MSCI Emerging Market Index (United States)	183	Sep-23	$9	$9,131	$(109)

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	50.2%
Banks	21.9
Semiconductors & Semiconductor Equipment	11.0
Metals & Mining	5.9
Oil, Gas & Consumable Fuels	5.6
Tech Hardware, Storage & Peripherals	5.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open long futures contract with a value of approximately $9,131,000 and unrealized depreciation of approximately $109,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $421,213)	$496,951
Investment in Security of Affiliated Issuer, at Value (Cost $9,656)	9,656
Total Investments in Securities, at Value (Cost $430,869)	506,607
Foreign Currency, at Value (Cost $786)	793
Dividends Receivable	2,278
Receivable for Variation Margin on Futures Contracts	354
Receivable for Investments Sold	140
Receivable for Fund Shares Sold	87
Tax Reclaim Receivable	68
Receivable from Affiliate	60
Receivable from Securities Lending Income	2
Other Assets	147
Total Assets	510,536
Liabilities:
Deferred Capital Gain Country Tax	4,673
Payable for Advisory Fees	921
Payable for Fund Shares Redeemed	122
Collateral on Securities Loaned, at Value	85
Payable for Professional Fees	83
Payable for Custodian Fees	37
Payable for Sub Transfer Agency Fees — Class I	26
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	21
Payable for Transfer Agency Fees	10
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	69
Total Liabilities	6,051
Net Assets	$504,485
Net Assets Consist of:
Paid-in-Capital	$434,653
Total Distributable Earnings	69,832
Net Assets	$504,485

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$148,851
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,659,701
Net Asset Value, Offering and Redemption Price Per Share	$19.43
CLASS A:
Net Assets	$5,365
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	284,995
Net Asset Value, Redemption Price Per Share	$18.83
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.04
Maximum Offering Price Per Share	$19.87
CLASS L:
Net Assets	$162
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,864
Net Asset Value, Offering and Redemption Price Per Share	$18.25
CLASS C:
Net Assets	$322
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,768
Net Asset Value, Offering and Redemption Price Per Share	$18.14
CLASS R6:
Net Assets	$349,775
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,005,643
Net Asset Value, Offering and Redemption Price Per Share	$19.43
CLASS IR:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	503
Net Asset Value, Offering and Redemption Price Per Share	$19.43
(1) Including: Securities on Loan, at Value:	$6,628

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $940 of Foreign Taxes Withheld)	$7,425
Dividends from Security of Affiliated Issuer (Note G)	299
Income from Securities Loaned — Net	15
Total Investment Income	7,739
Expenses:
Advisory Fees (Note B)	2,000
Administration Fees (Note C)	197
Custodian Fees (Note F)	141
Sub Transfer Agency Fees — Class I	73
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	75
Registration Fees	33
Transfer Agency Fees — Class I (Note E)	20
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	3
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	16
Shareholder Services Fees — Class A (Note D)	6
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Directors' Fees and Expenses	5
Pricing Fees	3
Other Expenses	24
Total Expenses	2,608
Waiver of Advisory Fees (Note B)	(160)
Reimbursement of Class Specific Expenses — Class I (Note B)	(36)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Net Expenses	2,396
Net Investment Income	5,343
Realized Gain (Loss):
Investments Sold (Net of $616 of Capital Gain Country Tax)	(5,332)
Foreign Currency Translation	(126)
Futures Contracts	563
Net Realized Loss	(4,895)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $3,490)	30,971
Foreign Currency Translation	13
Futures Contracts	(112)
Net Change in Unrealized Appreciation (Depreciation)	30,872
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	25,977
Net Increase in Net Assets Resulting from Operations	$31,320

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,343	$9,575
Net Realized Loss	(4,895)	(3,799)
Net Change in Unrealized Appreciation (Depreciation)	30,872	(184,763)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,320	(178,987)
Dividends and Distributions to Shareholders:
Class I	—	(6,848)
Class A	—	(201)
Class L	—	(6)
Class C	—	(12)
Class R6*	—	(14,433)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(21,500)
Capital Share Transactions:(1)
Class I:
Subscribed	4,262	45,456
Distributions Reinvested	—	6,598
Redeemed	(9,969)	(104,883)
Class A:
Subscribed	363	1,280
Distributions Reinvested	—	200
Redeemed	(288)	(3,295)
Class L:
Exchanged	—	90
Distributions Reinvested	—	6
Redeemed	(17)	(93)
Class C:
Subscribed	15	176
Distributions Reinvested	—	12
Redeemed	(49)	(265)
Class R6:*
Subscribed	13,591	22,440
Distributions Reinvested	—	14,433
Redeemed	(13,365)	(25,180)
Class IR:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,457)	(43,025)
Redemption Fees	— @	— @
Total Increase (Decrease) in Net Assets	25,863	(243,512)
Net Assets:
Beginning of Period	478,622	722,134
End of Period	$504,485	$478,622

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	223	2,275
Shares Issued on Distributions Reinvested	—	365
Shares Redeemed	(525)	(5,388)
Net Decrease in Class I Shares Outstanding	(302)	(2,748)
Class A:
Shares Subscribed	20	61
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(16)	(165)
Net Increase (Decrease) in Class A Shares Outstanding	4	(92)
Class L:
Shares Exchanged	—	5
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(5)
Net Increase (Decrease) in Class L Shares Outstanding	(1)	— @@
Class C:
Shares Subscribed	1	9
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(3)	(12)
Net Decrease in Class C Shares Outstanding	(2)	(2)
Class R6:*
Shares Subscribed	721	1,115
Shares Issued on Distributions Reinvested	—	799
Shares Redeemed	(706)	(1,217)
Net Increase in Class R6 Shares Outstanding	15	697
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$18.24		$25.44		$26.85		$23.69		$22.53		$27.95
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.34		0.17		0.13		0.41		0.28
Net Realized and Unrealized Gain (Loss)	0.99		(6.72)		0.73		3.32		3.92		(5.15)
Total from Investment Operations	1.19		(6.38)		0.90		3.45		4.33		(4.87)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.46)		(0.14)		(0.18)		(0.35)
Net Realized Gain	—		(0.67)		(1.85)		(0.15)		(2.99)		(0.20)
Total Distributions	—		(0.82)		(2.31)		(0.29)		(3.17)		(0.55)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$19.43		$18.24		$25.44		$26.85		$23.69		$22.53
Total Return(3)	6.52	%(4)	(25.06)%		3.55%		14.58%		19.44%		(17.32)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$148,851		$145,218		$272,406		$312,834		$277,114		$229,132
Ratio of Expenses Before Expense Limitation	1.14	%(5)	1.16%		1.09%		1.10%		1.16%		N/A
Ratio of Expenses After Expense Limitation	1.03	%(5)(6)(7)	1.05	%(6)	1.05	%(6)	1.05	%(6)	1.05	%(6)	1.03	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.05	%(6)	1.05	%(6)	1.05	%(6)	1.05	%(6)	N/A
Ratio of Net Investment Income	2.13	%(5)(6)	1.68	%(6)	0.61	%(6)	0.58	%(6)	1.69	%(6)	1.08	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	22	%(4)	38%		39%		57%		58%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares. Prior to April 28, 2023, the maximum ratio was 1.05% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$17.70		$24.69		$26.13		$23.05		$21.99		$27.24
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.26		0.08		0.05		0.30		0.20
Net Realized and Unrealized Gain (Loss)	0.97		(6.51)		0.71		3.22		3.85		(5.01)
Total from Investment Operations	1.13		(6.25)		0.79		3.27		4.15		(4.81)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.38)		(0.04)		(0.10)		(0.24)
Net Realized Gain	—		(0.67)		(1.85)		(0.15)		(2.99)		(0.20)
Total Distributions	—		(0.74)		(2.23)		(0.19)		(3.09)		(0.44)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$18.83		$17.70		$24.69		$26.13		$23.05		$21.99
Total Return(3)	6.38	%(4)	(25.31)%		3.23%		14.21%		19.08%		(17.58)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,365		$4,978		$9,222		$7,907		$11,195		$13,605
Ratio of Expenses Before Expense Limitation	1.46	%(5)	1.48%		1.39%		1.43%		1.43%		N/A
Ratio of Expenses After Expense Limitation	1.38	%(5)(6)(7)	1.38	%(6)	1.36	%(6)	1.38	%(6)	1.34	%(6)	1.34	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.38	%(6)	1.36	%(6)	1.38	%(6)	1.34	%(6)	N/A
Ratio of Net Investment Income	1.77	%(5)(6)	1.30	%(6)	0.28	%(6)	0.24	%(6)	1.26	%(6)	0.78	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	22	%(4)	38%		39%		57%		58%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to April 28, 2023, the maximum ratio was 1.40% for Class A shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$17.20		$24.05		$25.51		$22.59		$21.64		$26.85
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.11		0.16		(0.06)		(0.08)		0.17		0.05
Net Realized and Unrealized Gain (Loss)	0.94		(6.34)		0.68		3.15		3.77		(4.91)
Total from Investment Operations	1.05		(6.18)		0.62		3.07		3.94		(4.86)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.23)		—		—		(0.15)
Net Realized Gain	—		(0.67)		(1.85)		(0.15)		(2.99)		(0.20)
Total Distributions	—		(0.67)		(2.08)		(0.15)		(2.99)		(0.35)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$18.25		$17.20		$24.05		$25.51		$22.59		$21.64
Total Return(3)	6.10	%(4)	(25.68)%		2.64%		13.65%		18.37%		(18.03)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$162		$169		$233		$215		$210		$292
Ratio of Expenses Before Expense Limitation	3.08	%(5)	2.88%		2.69%		3.06%		2.47%		2.55%
Ratio of Expenses After Expense Limitation	1.88	%(5)(6)(7)	1.90	%(6)	1.90	%(6)	1.90	%(6)	1.90	%(6)	1.89	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.90	%(6)	1.90	%(6)	1.90	%(6)	1.90	%(6)	N/A
Ratio of Net Investment Income (Loss)	1.27	%(5)(6)	0.87	%(6)	(0.23	)%(6)	(0.40	)%(6)	0.73	%(6)	0.20	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	22	%(4)	38%		39%		57%		58%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to April 28, 2023, the maximum ratio was 1.90% for Class L shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$17.12		$24.01		$25.29		$22.45		$21.57		$26.66
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		0.09		(0.10)		(0.11)		0.11		0.04
Net Realized and Unrealized Gain (Loss)	0.93		(6.31)		0.67		3.10		3.76		(4.93)
Total from Investment Operations	1.02		(6.22)		0.57		2.99		3.87		(4.89)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.00	)(2)
Net Realized Gain	—		(0.67)		(1.85)		(0.15)		(2.99)		(0.20)
Total Distributions	—		(0.67)		(1.85)		(0.15)		(2.99)		(0.20)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$18.14		$17.12		$24.01		$25.29		$22.45		$21.57
Total Return(3)	5.96	%(4)	(25.89)%		2.43%		13.32%		18.16%		(18.26)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$322		$338		$531		$530		$454		$309
Ratio of Expenses Before Expense Limitation	3.04	%(5)	2.97%		2.42%		2.60%		2.58%		2.37%
Ratio of Expenses After Expense Limitation	2.13	%(5)(6)(7)	2.15	%(6)	2.15	%(6)	2.15	%(6)	2.15	%(6)	2.14	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.15	%(6)	2.15	%(6)	2.15	%(6)	2.15	%(6)	N/A
Ratio of Net Investment Income (Loss)	1.02	%(5)(6)	0.47	%(6)	(0.39	)%(6)	(0.53	)%(6)	0.47	%(6)	0.17	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	22	%(4)	38%		39%		57%		58%		56%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to April 28, 2023, the maximum ratio was 2.15% for Class C shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$18.23		$25.43		$26.85		$23.68		$22.52		$27.96
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.35		0.20		0.15		0.36		0.31
Net Realized and Unrealized Gain (Loss)	0.99		(6.71)		0.72		3.33		4.00		(5.17)
Total from Investment Operations	1.20		(6.36)		0.92		3.48		4.36		(4.86)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.49)		(0.16)		(0.21)		(0.38)
Net Realized Gain	—		(0.67)		(1.85)		(0.15)		(2.99)		(0.20)
Total Distributions	—		(0.84)		(2.34)		(0.31)		(3.20)		(0.58)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.43		$18.23		$25.43		$26.85		$23.68		$22.52
Total Return(4)	6.58	%(5)	(24.98)%		3.63%		14.73%		19.58%		(17.25)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$349,775		$327,910		$439,730		$440,346		$524,416		$797,029
Ratio of Expenses Before Expense Limitation	1.02	%(6)	1.06%		0.98%		1.00%		1.04%		N/A
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.92	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)	N/A
Ratio of Net Investment Income	2.20	%(6)(7)	1.75	%(7)	0.71	%(7)	0.67	%(7)	1.47	%(7)	1.21	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	22	%(5)	38%		39%		57%		58%		56%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Emerging Markets Portfolio

	Class IR
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$18.23		$25.43		$26.85		$23.68		$22.54		$26.23
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.35		0.20		0.12		0.40		0.20
Net Realized and Unrealized Gain (Loss)	1.00		(6.71)		0.72		3.36		3.94		(3.31)
Total from Investment Operations	1.20		(6.36)		0.92		3.48		4.34		(3.11)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.49)		(0.16)		(0.21)		(0.38)
Net Realized Gain	—		(0.67)		(1.85)		(0.15)		(2.99)		(0.20)
Total Distributions	—		(0.84)		(2.34)		(0.31)		(3.20)		(0.58)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.43		$18.23		$25.43		$26.85		$23.68		$22.54
Total Return(4)	6.58	%(5)	(24.98)%		3.63%		14.73%		19.53%		(11.82	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$9		$12		$12		$10		$9
Ratio of Expenses Before Expense Limitation	21.73	%(6)	22.06%		16.98%		21.21%		21.52%		19.46	%(6)
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.93	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)	N/A
Ratio of Net Investment Income	2.20	%(6)(7)	1.75	%(7)	0.71	%(7)	0.55	%(7)	1.62	%(7)	1.56	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(6)
Portfolio Turnover Rate	22	%(5)	38%		39%		57%		58%		56%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,789	$—	$2,789
Automobiles	—	24,596	—	24,596
Banks	12,535	98,632	—	111,167
Beverages	—	10,957	—	10,957
Broadline Retail	—	8,781	—	8,781
Capital Markets	—	8,937	—	8,937
Chemicals	—	4,687	—	4,687
Construction & Engineering	—	4,626	—	4,626
Consumer Finance	—	5,840	—	5,840
Consumer Staples Distribution & Retail	10,039	5,177	—	15,216
Electrical Equipment	—	8,910	—	8,910

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$—	$11,320	$—	$11,320
Financial Services	—	7,641	—	7,641
Food Products	7,620	12,562	—	20,182
Ground Transportation	7,923	—	—	7,923
Health Care Providers & Services	—	8,255	—	8,255
Hotels, Restaurants & Leisure	2,166	2,946	—	5,112
Industrial Conglomerates	—	3,780	—	3,780
Information Technology Services	2,735	5,594	—	8,329
Insurance	4,791	7,200	—	11,991
Interactive Media & Services	—	15,599	—	15,599
Machinery	—	3,386	—	3,386
Metals & Mining	—	29,951	—	29,951
Oil, Gas & Consumable Fuels	—	28,454	—	28,454
Paper & Forest Products	—	7,442	—	7,442
Personal Care Products	—	3,146	—	3,146
Pharmaceuticals	—	3,267	—	3,267
Real Estate Management & Development	—	4,158	—	4,158
Semiconductors & Semiconductor Equipment	11,464	44,070	—	55,534
Specialty Retail	—	8,517	—	8,517
Tech Hardware, Storage & Peripherals	—	27,231	—	27,231
Textiles, Apparel & Luxury Goods	—	19,227	—	19,227
Total Common Stocks	59,273	437,678	—	496,951
Short-Term Investments
Investment Company	9,656	—	—	9,656
Total Assets	68,929	437,678	—	506,607
Liabilities:
Futures Contract	(109)	—	—	(109)
Total	$68,820	$437,678	$—	$506,498

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	$(109	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$563
Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$(112)

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$19,322,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,628	(a)	$—	$(6,628	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $85,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $6,930,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$85	$—	$—	$—	$85
Total Borrowings	$85	$—	$—	$—	$85
Gross amount of recognized liabilities for securities lending transactions					$85

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

6.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class R6 shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

Effective April 28, 2023, the Adviser provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. Effective April 28, 2023, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses will not exceed 0.99% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares and 2.10% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $160,000 of advisory fees were waived and approximately $42,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $105,469,000 and $116,262,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$74,639	$64,983	$299
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$9,656

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,250	$17,250	$11,076	$49,421

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,302	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $5,078,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.1%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

32

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
5842987 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Directors and Officers Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Concentrated Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Global Concentrated Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Portfolio Class I	$1,000.00	$1,133.60	$1,019.84	$5.29	$5.01	1.00%
Global Concentrated Portfolio Class A	1,000.00	1,131.70	1,018.35	6.87	6.51	1.30
Global Concentrated Portfolio Class C	1,000.00	1,127.50	1,014.58	10.87	10.29	2.06
Global Concentrated Portfolio Class R6	1,000.00	1,133.50	1,020.08	5.03	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
China (11.7%)
NetEase, Inc. ADR	64,369	$6,224
Tencent Holdings Ltd. ADR	141,382	6,007
		12,231
France (8.8%)
LVMH Moet Hennessy Louis Vuitton SE ADR	48,596	9,177
India (6.8%)
HDFC Bank Ltd. ADR	102,079	7,115
Ireland (5.9%)
CRH PLC ADR	111,117	6,192
Italy (8.3%)
Ferrari NV	26,633	8,661
Japan (1.8%)
Mitsui & Co. Ltd. ADR	2,500	1,889
Taiwan (6.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	62,402	6,298
United States (49.6%)
Ameriprise Financial, Inc.	14,807	4,918
Costco Wholesale Corp.	10,251	5,519
Danaher Corp.	14,228	3,415
Edwards Lifesciences Corp. (a)	15,533	1,465
JPMorgan Chase & Co.	15,178	2,208
Mastercard, Inc., Class A	12,297	4,836
Microsoft Corp.	28,973	9,867
NextEra Energy, Inc.	69,499	5,157
Pool Corp.	9,692	3,631
United Rentals, Inc.	12,128	5,401
Waste Management, Inc.	31,224	5,415
		51,832
Total Common Stocks (Cost $85,761)		103,395
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,137)	1,136,642	1,137
Total Investments (100.0%) (Cost $86,898) (b)		104,532
Liabilities in Excess of Other Assets (0.0)%)‡		(8)
Net Assets (100.0%)		$104,524

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,692,000 and the aggregate gross unrealized depreciation is approximately $1,058,000, resulting in net unrealized appreciation of approximately $17,634,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.5%
Software	9.4
Banks	8.9
Textiles, Apparel & Luxury Goods	8.8
Automobiles	8.3
Trading Companies & Distributors	7.0
Semiconductors & Semiconductor Equipment	6.0
Entertainment	6.0
Construction Materials	5.9
Interactive Media & Services	5.7
Consumer Staples Distribution & Retail	5.3
Commercial Services & Supplies	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $85,761)	$103,395
Investment in Security of Affiliated Issuer, at Value (Cost $1,137)	1,137
Total Investments in Securities, at Value (Cost $86,898)	104,532
Receivable for Fund Shares Sold	152
Dividends Receivable	26
Tax Reclaim Receivable	10
Receivable from Affiliate	3
Other Assets	73
Total Assets	104,796
Liabilities:
Payable for Advisory Fees	157
Payable for Professional Fees	39
Payable for Fund Shares Redeemed	26
Payable for Administration Fees	7
Payable for Sub Transfer Agency Fees — Class I	4
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Custodian Fees	—	@
Other Liabilities	31
Total Liabilities	272
Net Assets	$104,524
Net Assets Consist of:
Paid-in-Capital	$100,012
Total Distributable Earnings	4,512
Net Assets	$104,524
CLASS I:
Net Assets	$91,868
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,388,303
Net Asset Value, Offering and Redemption Price Per Share	$17.05
CLASS A:
Net Assets	$7,378
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	438,121
Net Asset Value, Redemption Price Per Share	$16.84
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.93
Maximum Offering Price Per Share	$17.77
CLASS C:
Net Assets	$5,267
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	325,495
Net Asset Value, Offering and Redemption Price Per Share	$16.18
CLASS R6:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	626
Net Asset Value, Offering and Redemption Price Per Share	$17.07

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Concentrated Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $34 of Foreign Taxes Withheld)	$845
Dividends from Security of Affiliated Issuer (Note G)	19
Total Investment Income	864
Expenses:
Advisory Fees (Note B)	377
Professional Fees	68
Administration Fees (Note C)	40
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class C (Note D)	25
Sub Transfer Agency Fees — Class I	18
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	2
Registration Fees	20
Shareholder Reporting Fees	17
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	7
Total Expenses	596
Waiver of Advisory Fees (Note B)	(56)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Net Expenses	538
Net Investment Income	326
Realized Loss:
Investments Sold	(7,019)
Change in Unrealized Appreciation (Depreciation):
Investments	17,123
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	10,104
Net Increase in Net Assets Resulting from Operations	$10,430

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Concentrated Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$326	$100
Net Realized Loss	(7,019)	(5,133)
Net Change in Unrealized Appreciation (Depreciation)	17,123	(20,991)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,430	(26,024)
Dividends and Distributions to Shareholders:
Class I	—	(162)
Class A	—	(1)
Class C	—	(1)
Class R6*	—	(— @)
Paid-in-Capital:
Class I	—	(52)
Class A	—	—
Class C	—	—
Class R6*	—	(— @)
Total Dividends and Distributions to Shareholders	—	(216)
Capital Share Transactions:(1)
Class I:
Subscribed	33,033	23,023
Distributions Reinvested	—	214
Redeemed	(20,831)	(28,709)
Class A:
Subscribed	671	4,983
Distributions Reinvested	—	1
Redeemed	(785)	(4,562)
Class C:
Subscribed	366	1,582
Distributions Reinvested	—	1
Redeemed	(770)	(2,640)
Class R6:*
Distributions Reinvested	—	— @
Redeemed	(7)	(45)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,677	(6,152)
Total Increase (Decrease) in Net Assets	22,107	(32,392)
Net Assets:
Beginning of Period	82,417	114,809
End of Period	$104,524	$82,417

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Concentrated Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,968	1,436
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(1,282)	(1,823)
Net Increase (Decrease) in Class I Shares Outstanding	686	(373)
Class A:
Shares Subscribed	42	321
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(50)	(305)
Net Increase (Decrease) in Class A Shares Outstanding	(8)	16
Class C:
Shares Subscribed	23	101
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(49)	(177)
Net Decrease in Class C Shares Outstanding	(26)	(76)
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(3)
Net Decrease in Class R6 Shares Outstanding	(— @@)	(3)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Concentrated Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$15.04		$19.41		$17.12		$13.86		$10.53		$12.42
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.03		0.01		0.03		0.08		0.14
Net Realized and Unrealized Gain (Loss)	1.95		(4.36)		3.02		3.23		3.40		(1.95)
Total from Investment Operations	2.01		(4.33)		3.03		3.26		3.48		(1.81)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—		(0.00	)(2)	(0.15)		(0.08)
Net Realized Gain	—		(0.00	)(2)	(0.74)		—		—		—
Paid-in-Capital	—		(0.01)		—		—		—		—
Total Distributions	—		(0.04)		(0.74)		(0.00	)(2)	(0.15)		(0.08)
Net Asset Value, End of Period	$17.05		$15.04		$19.41		$17.12		$13.86		$10.53
Total Return(3)	13.36	%(4)	(22.28)%		17.83%		23.52%		33.10%		(14.61)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$91,868		$70,730		$98,522		$45,946		$14,885		$11,554
Ratio of Expenses Before Expense Limitation	1.11	%(5)	1.20%		1.17%		1.81%		1.96%		1.90%
Ratio of Expenses After Expense Limitation	1.00	%(5)(6)	1.00	%(6)	1.00	%(6)	0.99	%(6)	1.00	%(6)	1.00	%(6)
Ratio of Net Investment Income	0.71	%(5)(6)	0.20	%(6)	0.04	%(6)	0.21	%(6)	0.64	%(6)	1.13	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	29	%(4)	34%		33%		54%		123%		94%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Concentrated Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.88		$19.20		$17.00		$13.80		$10.49		$12.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		(0.01)		(0.05)		(0.02)		0.04		0.11
Net Realized and Unrealized Gain (Loss)	1.93		(4.31)		2.99		3.22		3.38		(1.95)
Total from Investment Operations	1.96		(4.32)		2.94		3.20		3.42		(1.84)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.00	)(2)	(0.11)		(0.04)
Net Realized Gain	—		(0.00	)(2)	(0.74)		—		—		—
Total Distributions	—		(0.00	)(2)	(0.74)		(0.00	)(2)	(0.11)		(0.04)
Net Asset Value, End of Period	$16.84		$14.88		$19.20		$17.00		$13.80		$10.49
Total Return(3)	13.17	%(4)	(22.49)%		17.42%		23.19%		32.64%		(14.91)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,378		$6,631		$8,245		$6,091		$4,009		$2,213
Ratio of Expenses Before Expense Limitation	1.41	%(5)	1.49%		1.45%		2.13%		2.29%		2.24%
Ratio of Expenses After Expense Limitation	1.30	%(5)(6)	1.30	%(6)	1.30	%(6)	1.31	%(6)	1.34	%(6)	1.35	%(6)
Ratio of Net Investment Income (Loss)	0.42	%(5)(6)	(0.08	)%(6)	(0.29	)%(6)	(0.14	)%(6)	0.32	%(6)	0.91	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	29	%(4)	34%		33%		54%		123%		94%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Concentrated Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.35		$18.66		$16.66		$13.63		$10.36		$12.27
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.03)		(0.13)		(0.18)		(0.12)		(0.06)		0.02
Net Realized and Unrealized Gain (Loss)	1.86		(4.18)		2.92		3.15		3.34		(1.93)
Total from Investment Operations	1.83		(4.31)		2.74		3.03		3.28		(1.91)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.00	)(2)	(0.01)		—
Net Realized Gain	—		(0.00	)(2)	(0.74)		—		—		—
Total Distributions	—		(0.00	)(2)	(0.74)		(0.00	)(2)	(0.01)		—
Net Asset Value, End of Period	$16.18		$14.35		$18.66		$16.66		$13.63		$10.36
Total Return(3)	12.75	%(4)	(23.09)%		16.58%		22.23%		31.69%		(15.57)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,267		$5,040		$7,969		$3,568		$2,704		$2,263
Ratio of Expenses Before Expense Limitation	2.17	%(5)	2.24%		2.21%		2.91%		3.06%		2.98%
Ratio of Expenses After Expense Limitation	2.06	%(5)(6)	2.05	%(6)	2.06	%(6)	2.09	%(6)	2.10	%(6)	2.09	%(6)
Ratio of Net Investment Income (Loss)	(0.34	)%(5)(6)	(0.83	)%(6)	(1.00	)%(6)	(0.91	)%(6)	(0.46	)%(6)	0.18	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	29	%(4)	34%		33%		54%		123%		94%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Concentrated Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$15.06		$19.44		$17.14		$13.86		$10.53		$12.42
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.03		0.04		0.03		0.09		0.16
Net Realized and Unrealized Gain (Loss)	1.95		(4.36)		3.00		3.25		3.40		(1.97)
Total from Investment Operations	2.01		(4.33)		3.04		3.28		3.49		(1.81)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		—		(0.00	)(3)	(0.16)		(0.08)
Net Realized Gain	—		(0.00	)(3)	(0.74)		—		—		—
Paid-in-Capital	—		(0.01)		—		—		—		—
Total Distributions	—		(0.05)		(0.74)		(0.00	)(3)	(0.16)		(0.08)
Net Asset Value, End of Period	$17.07		$15.06		$19.44		$17.14		$13.86		$10.53
Total Return(4)	13.35	%(5)	(22.25)%		17.86%		23.67%		33.16%		(14.55)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$16		$73		$43		$14		$11
Ratio of Expenses Before Expense Limitation	15.46	%(6)	9.89%		7.26%		9.20%		17.68%		17.97%
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Net Investment Income	0.77	%(6)(7)	0.17	%(7)	0.21	%(7)	0.22	%(7)	0.68	%(7)	1.27	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	29	%(5)	34%		33%		54%		123%		94%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Concentrated Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$8,661	$—	$—	$8,661
Banks	9,323	—	—	9,323
Capital Markets	4,918	—	—	4,918
Commercial Services & Supplies	5,415	—	—	5,415
Construction Materials	6,192	—	—	6,192
Consumer Staples Distribution & Retail	5,519	—	—	5,519
Distributors	3,631	—	—	3,631
Electric Utilities	5,157	—	—	5,157
Entertainment	6,224	—	—	6,224
Financial Services	4,836	—	—	4,836
Health Care Equipment & Supplies	1,465	—	—	1,465
Interactive Media & Services	6,007	—	—	6,007
Life Sciences Tools & Services	3,415	—	—	3,415
Semiconductors & Semiconductor Equipment	6,298	—	—	6,298
Software	9,867	—	—	9,867
Textiles, Apparel & Luxury Goods	9,177	—	—	9,177
Trading Companies & Distributors	7,290	—	—	7,290
Total Common Stocks	103,395	—	—	103,395
Short-Term Investment
Investment Company	1,137	—	—	1,137
Total Assets	$104,532	$—	$—	$104,532

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.64% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended ended June 30, 2023, approximately $56,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $39,392,000 and $28,388,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$290	$34,544	$33,697	$19
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$1,137

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:			2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Long-Term Capital Gain (000)
$155	$9	$52	$4,213

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$129	$(129)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,710,000 and $1,793,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 95.4%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCNPSAN
5853637 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Directors and Officers Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Global Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Core Portfolio Class I	$1,000.00	$1,130.60	$1,019.89	$5.23	$4.96	0.99%
Global Core Portfolio Class A	1,000.00	1,128.40	1,018.25	6.97	6.61	1.32
Global Core Portfolio Class C	1,000.00	1,124.00	1,014.38	11.06	10.49	2.10
Global Core Portfolio Class R6	1,000.00	1,130.50	1,020.08	5.02	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
China (6.8%)
Alibaba Group Holding Ltd. ADR (a)	417	$35
NetEase, Inc. ADR	8,401	812
Tencent Holdings Ltd. ADR	18,353	780
		1,627
France (5.6%)
LVMH Moet Hennessy Louis Vuitton SE	1,413	1,332
India (3.9%)
HDFC Bank Ltd. ADR	13,518	942
Ireland (6.3%)
CRH PLC ADR	23,358	1,302
Ryanair Holdings PLC ADR (a)	1,812	200
		1,502
Italy (5.9%)
Ferrari NV	4,358	1,417
Japan (3.1%)
Mitsui & Co. Ltd. ADR	363	274
Nippon Telegraph & Telephone Corp. ADR	16,079	475
		749
Taiwan (4.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,329	942
United Kingdom (3.6%)
Diageo PLC ADR	3,047	528
Experian PLC ADR	8,835	338
		866
United States (58.7%)
Ameriprise Financial, Inc.	2,590	860
Apple, Inc.	10,445	2,026
Applied Materials, Inc.	1,111	161
Brown & Brown, Inc.	4,312	297
Chevron Corp.	6,181	973
Danaher Corp.	2,611	627
Dollar General Corp.	327	55
Edwards Lifesciences Corp. (a)	888	84
Essex Property Trust, Inc. REIT	291	68
Estee Lauder Cos., Inc., Class A	1,214	238
Fortune Brands Innovations, Inc.	3,661	263
Home Depot, Inc.	672	209
Jack Henry & Associates, Inc.	462	77
JPMorgan Chase & Co.	4,556	663
Lennar Corp., Class A	1,189	149
Linde PLC	502	191
Lululemon Athletica, Inc. (a)	1,695	641
Masterbrand, Inc. (a)	3,481	40
Mastercard, Inc., Class A	1,497	589
McDonald's Corp.	2,253	672
MGM Resorts International	12,673	557
Microsoft Corp.	5,459	1,859
NextEra Energy, Inc.	7,704	572
Nucor Corp.	810	133
	Shares	Value (000)
Planet Fitness, Inc., Class A (a)	855	$58
Pool Corp.	808	303
Progressive Corp.	1,409	186
RH (a)	215	71
SBA Communications Corp. REIT	539	125
Target Corp.	1,244	164
TJX Cos., Inc.	3,004	255
United Rentals, Inc.	1,304	581
Valero Energy Corp.	863	101
Veeva Systems, Inc., Class A (a)	663	131
Waste Management, Inc.	361	63
		14,042
Total Common Stocks (Cost $17,090)		23,419
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $537)	537,191	537
Total Investments (100.1%) (Cost $17,627) (b)(c)		23,956
Liabilities in Excess of Other Assets (–0.1)%		(27)
Net Assets (100.0%)		$23,929

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $1,332,000 and 5.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,508,000 and the aggregate gross unrealized depreciation is approximately $179,000, resulting in net unrealized appreciation of approximately $6,329,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	52.1%
Tech Hardware, Storage & Peripherals	8.4
Textiles, Apparel & Luxury Goods	8.3
Software	7.8
Banks	6.7
Automobiles	5.9
Construction Materials	5.5
Hotels, Restaurants & Leisure	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $17,090)	$23,419
Investment in Security of Affiliated Issuer, at Value (Cost $537)	537
Total Investments in Securities, at Value (Cost $17,627)	23,956
Cash	6
Receivable for Investments Sold	93
Due from Adviser	11
Dividends Receivable	8
Receivable from Affiliate	2
Tax Reclaim Receivable	1
Other Assets	65
Total Assets	24,142
Liabilities:
Payable for Investments Purchased	163
Payable for Professional Fees	33
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	2
Payable for Custodian Fees	2
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	9
Total Liabilities	213
Net Assets	$23,929
Net Assets Consist of:
Paid-in-Capital	$19,200
Total Distributable Earnings	4,729
Net Assets	$23,929
CLASS I:
Net Assets	$16,866
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,030,791
Net Asset Value, Offering and Redemption Price Per Share	$16.36
CLASS A:
Net Assets	$4,604
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	284,571
Net Asset Value, Redemption Price Per Share	$16.18
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.90
Maximum Offering Price Per Share	$17.08
CLASS C:
Net Assets	$2,442
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	157,506
Net Asset Value, Offering and Redemption Price Per Share	$15.50
CLASS R6:
Net Assets	$17
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,057
Net Asset Value, Offering and Redemption Price Per Share	$16.37

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Core Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$193
Dividends from Security of Affiliated Issuer (Note G)	9
Total Investment Income	202
Expenses:
Advisory Fees (Note B)	83
Professional Fees	71
Registration Fees	22
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	12
Administration Fees (Note C)	9
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	1
Custodian Fees (Note F)	2
Directors' Fees and Expenses	1
Pricing Fees	1
Other Expenses	5
Total Expenses	228
Waiver of Advisory Fees (Note B)	(83)
Expenses Reimbursed by Adviser (Note B)	(15)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	129
Net Investment Income	73
Realized Loss:
Investments Sold	(1,282)
Foreign Currency Translation	— @
Net Realized Loss	(1,282)
Change in Unrealized Appreciation (Depreciation):
Investments	3,903
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	3,903
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,621
Net Increase in Net Assets Resulting from Operations	$2,694

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$73	$55
Net Realized Loss	(1,282)	(254)
Net Change in Unrealized Appreciation (Depreciation)	3,903	(4,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,694	(4,697)
Dividends and Distributions to Shareholders:
Class I	—	(49)
Class A	—	(4)
Class R6*	—	(— @)
Total Dividends and Distributions to Shareholders	—	(53)
Capital Share Transactions:(1)
Class I:
Subscribed	1,311	4,339
Distributions Reinvested	—	49
Redeemed	(673)	(4,526)
Class A:
Subscribed	394	2,214
Distributions Reinvested	—	4
Redeemed	(285)	(339)
Class C:
Subscribed	215	982
Redeemed	(230)	(1,102)
Class R6:*
Distributions Reinvested	—	— @
Redeemed	—	(9)
Net Increase in Net Assets Resulting from Capital Share Transactions	732	1,612
Total Increase (Decrease) in Net Assets	3,426	(3,138)
Net Assets:
Beginning of Period	20,503	23,641
End of Period	$23,929	$20,503
(1) Capital Share Transactions:
Class I:
Shares Subscribed	84	277
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(43)	(292)
Net Increase (Decrease) in Class I Shares Outstanding	41	(12)
Class A:
Shares Subscribed	26	151
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(19)	(23)
Net Increase in Class A Shares Outstanding	7	128
Class C:
Shares Subscribed	15	68
Shares Redeemed	(16)	(77)
Net Decrease in Class C Shares Outstanding	(1)	(9)
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(1)
Net Decrease in Class R6 Shares Outstanding	—	(1)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Core Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.47		$18.01		$15.99		$13.19		$10.15		$12.20
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.07		0.01		0.02		0.07		0.12
Net Realized and Unrealized Gain (Loss)	1.83		(3.56)		2.78		2.78		3.07		(2.09)
Total from Investment Operations	1.89		(3.49)		2.79		2.80		3.14		(1.97)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		—		(0.09)		(0.08)
Net Realized Gain	—		—		(0.77)		—		—		—
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(0.05)		(0.77)		—		(0.10)		(0.08)
Net Asset Value, End of Period	$16.36		$14.47		$18.01		$15.99		$13.19		$10.15
Total Return(2)	13.06	%(3)	(19.37)%		17.63%		21.23%		30.96%		(16.15)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,866		$14,324		$18,041		$9,849		$8,157		$6,738
Ratio of Expenses Before Expense Limitation	1.87	%(4)	2.25%		2.13%		2.93%		2.73%		2.53%
Ratio of Expenses After Expense Limitation	0.99	%(4)(5)	0.99	%(5)	0.99	%(5)	0.99	%(5)	0.98	%(5)	1.00	%(5)
Ratio of Net Investment Income	0.85	%(4)(5)	0.48	%(5)	0.06	%(5)	0.18	%(5)	0.61	%(5)	0.97	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	6	%(3)	17%		23%		30%		61%		50%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Core Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.33		$17.85		$15.92		$13.17		$10.15		$12.18
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.04		0.01		(0.05)		(0.02)		0.03		0.07
Net Realized and Unrealized Gain (Loss)	1.81		(3.52)		2.75		2.77		3.05		(2.07)
Total from Investment Operations	1.85		(3.51)		2.70		2.75		3.08		(2.00)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		(0.05)		(0.03)
Net Realized Gain	—		—		(0.77)		—		—		—
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(0.01)		(0.77)		—		(0.06)		(0.03)
Net Asset Value, End of Period	$16.18		$14.33		$17.85		$15.92		$13.17		$10.15
Total Return(2)	12.84	%(3)	(19.64)%		17.14%		20.88%		30.36%		(16.41)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,604		$3,978		$2,678		$1,869		$2,186		$1,320
Ratio of Expenses Before Expense Limitation	2.20	%(4)	2.60%		2.51%		3.32%		3.12%		2.89%
Ratio of Expenses After Expense Limitation	1.32	%(4)(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)
Ratio of Net Investment Income (Loss)	0.51	%(4)(5)	0.09	%(5)	(0.31	)%(5)	(0.18	)%(5)	0.26	%(5)	0.62	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	6	%(3)	17%		23%		30%		61%		50%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Core Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.79		$17.29		$15.55		$12.97		$10.02		$12.08
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)		(0.09)		(0.18)		(0.12)		(0.05)		(0.01)
Net Realized and Unrealized Gain (Loss)	1.73		(3.41)		2.69		2.70		3.00		(2.05)
Total from Investment Operations	1.71		(3.50)		2.51		2.58		2.95		(2.06)
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.77)		—		—		—
Net Asset Value, End of Period	$15.50		$13.79		$17.29		$15.55		$12.97		$10.02
Total Return(2)	12.40	%(3)	(20.24)%		16.32%		19.89%		29.44%		(17.05)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,442		$2,186		$2,893		$1,998		$1,448		$1,311
Ratio of Expenses Before Expense Limitation	3.00	%(4)	3.38%		3.25%		4.11%		3.92%		3.66%
Ratio of Expenses After Expense Limitation	2.10	%(4)(5)	2.10	%(5)	2.10	%(5)	2.10	%(5)	2.10	%(5)	2.10	%(5)
Ratio of Net Investment Loss	(0.27	)%(4)(5)	(0.65	)%(5)	(1.06	)%(5)	(0.94	)%(5)	(0.45	)%(5)	(0.05	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	6	%(3)	17%		23%		30%		61%		50%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Core Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.48		$18.01		$15.99		$13.18		$10.15		$12.20
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.08		0.02		0.03		0.07		0.13
Net Realized and Unrealized Gain (Loss)	1.82		(3.55)		2.77		2.78		3.06		(2.09)
Total from Investment Operations	1.89		(3.47)		2.79		2.81		3.13		(1.96)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		(0.09)		(0.09)
Net Realized Gain	—		—		(0.77)		—		—		—
Paid-in-Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(0.06)		(0.77)		—		(0.10)		(0.09)
Net Asset Value, End of Period	$16.37		$14.48		$18.01		$15.99		$13.18		$10.15
Total Return(3)	13.05	%(4)	(19.28)%		17.55%		21.40%		30.90%		(16.10)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$15		$29		$16		$13		$10
Ratio of Expenses Before Expense Limitation	15.25	%(5)	15.01%		13.09%		18.19%		18.98%		19.09%
Ratio of Expenses After Expense Limitation	0.95	%(5)(6)	0.95	%(6)	0.95	%(6)	0.95	%(6)	0.95	%(6)	0.95	%(6)
Ratio of Net Investment Income	0.88	%(5)(6)	0.49	%(6)	0.10	%(6)	0.22	%(6)	0.63	%(6)	1.06	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	6	%(4)	17%		23%		30%		61%		50%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$1,417	$—	$—	$1,417
Banks	1,605	—	—	1,605
Beverages	528	—	—	528
Broadline Retail	35	—	—	35
Building Products	303	—	—	303
Capital Markets	860	—	—	860
Chemicals	191	—	—	191
Commercial Services & Supplies	63	—	—	63
Construction Materials	1,302	—	—	1,302
Consumer Staples Distribution & Retail	219	—	—	219
Distributors	303	—	—	303
Diversified Telecommunication Services	475	—	—	475
Electric Utilities	572	—	—	572
Entertainment	812	—	—	812
Financial Services	666	—	—	666
Health Care Equipment & Supplies	84	—	—	84
Health Care Technology	131	—	—	131
Hotels, Restaurants & Leisure	1,287	—	—	1,287
Household Durables	149	—	—	149
Insurance	483	—	—	483
Interactive Media & Services	780	—	—	780

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Life Sciences Tools & Services	$627	$—	$—	$627
Metals & Mining	133	—	—	133
Oil, Gas & Consumable Fuels	1,074	—	—	1,074
Passenger Airlines	200	—	—	200
Personal Care Products	238	—	—	238
Professional Services	338	—	—	338
Residential REITs	68	—	—	68
Semiconductors & Semiconductor Equipment	1,103	—	—	1,103
Software	1,859	—	—	1,859
Specialized REITs	125	—	—	125
Specialty Retail	535	—	—	535
Tech Hardware, Storage & Peripherals	2,026	—	—	2,026
Textiles, Apparel & Luxury Goods	641	1,332	—	1,973
Trading Companies & Distributors	855	—	—	855
Total Common Stocks	22,087	1,332	—	23,419
Short-Term Investment
Investment Company	537	—	—	537
Total Assets	$22,624	$1,332	$—	$23,956

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $83,000 of advisory fees were waived and approximately $16,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,044,000 and $1,411,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$726	$2,033	$2,222	$9
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$537

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:			2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$51	$—	$2	$—	$972

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a distribution in excess of current earnings, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $149,000 and $110,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.3%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPSAN
5853654 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
U.S. Customer Privacy Notice	23
Directors and Officers Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Endurance Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Global Endurance Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Endurance Portfolio Class I	$1,000.00	$1,614.70	$1,019.84	$6.48	$5.01	1.00%
Global Endurance Portfolio Class A	1,000.00	1,612.10	1,018.15	8.68	6.71	1.34
Global Endurance Portfolio Class C	1,000.00	1,604.90	1,014.38	13.56	10.49	2.10
Global Endurance Portfolio Class R6	1,000.00	1,615.10	1,020.08	6.16	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Canada (2.8%)
Canadian National Railway Co.	9,979	$1,208
France (3.8%)
Eurofins Scientific SE	22,747	1,445
Safran SA	1,549	243
		1,688
Israel (6.7%)
Global-e Online Ltd. (a)	71,713	2,936
Netherlands (5.0%)
Basic-Fit NV (a)(b)	37,685	1,441
Heineken NV	7,423	763
		2,204
United Kingdom (10.1%)
Babcock International Group PLC (a)	305,972	1,099
Victoria PLC (a)(b)	376,307	2,819
Vistry Group PLC	62,481	525
		4,443
United States (70.6%)
Advance Auto Parts, Inc.	7,200	506
Alphabet, Inc., Class A (a)	12,128	1,452
Amazon.com, Inc. (a)	13,506	1,761
Appian Corp., Class A (a)	44,041	2,096
Arbutus Biopharma Corp. (a)	111,655	257
Bills Holdings, Inc. (a)	17,474	2,042
Carvana Co. (a)	155,588	4,033
Cricut, Inc., Class A (b)	302,389	3,689
Dollar General Corp.	10,331	1,754
Fastly, Inc., Class A (a)	131,824	2,079
Floor & Decor Holdings, Inc., Class A (a)	22,467	2,336
HubSpot, Inc. (a)	3,308	1,760
Lithia Motors, Inc., Class A	2,806	853
Meta Platforms, Inc., Class A (a)	3,629	1,041
ProKidney Corp. (a)	15,501	173
Roivant Sciences Ltd. (a)	73,506	741
Royalty Pharma PLC, Class A	48,033	1,477
Tesla, Inc. (a)	3,437	900
Toast, Inc., Class A (a)	67,685	1,528
UnitedHealth Group, Inc.	1,239	595
		31,073
Total Common Stocks (Cost $49,565)		43,552
Short-Term Investments (13.5%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $907)	906,780	907
Securities held as Collateral on Loaned Securities (11.4%)
Investment Company (10.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	4,643,624	4,644
	Face Amount (000)	Value (000)
Repurchase Agreements (0.9%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $81; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $82)	$81	$81
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $172; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $175)	172	172
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $137; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $140)	137	137
		390
Total Securities held as Collateral on Loaned Securities (Cost $5,034)		5,034
Total Short-Term Investments (Cost $5,941)		5,941
Total Investments (112.5%) (Cost $55,506) Including $4,692 of Securities Loaned (c)(d)		49,493
Liabilities in Excess of Other Assets (–12.5%)		(5,489)
Net Assets (100.0%)		$44,004

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  The approximate fair value and percentage of net assets, $8,335,000 and 18.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,260,000 and the aggregate gross unrealized depreciation is approximately $9,273,000, resulting in net unrealized depreciation of approximately $6,013,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Endurance Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	37.3%
Specialty Retail	17.4
Household Durables	15.8
Software	13.3
Broadline Retail	10.6
Interactive Media & Services	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Endurance Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $49,955)	$43,942
Investment in Security of Affiliated Issuer, at Value (Cost $5,551)	5,551
Total Investments in Securities, at Value (Cost $55,506)	49,493
Foreign Currency, at Value (Cost $2)	2
Dividends Receivable	302
Receivable for Fund Shares Sold	51
Receivable from Securities Lending Income	36
Receivable from Affiliate	6
Other Assets	48
Total Assets	49,938
Liabilities:
Collateral on Securities Loaned, at Value	5,034
Payable for Investments Purchased	828
Payable for Professional Fees	37
Payable for Advisory Fees	13
Payable for Custodian Fees	4
Payable for Administration Fees	3
Payable for Sub Transfer Agency Fees — Class I	2
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Fund Shares Redeemed	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	10
Total Liabilities	5,934
Net Assets	$44,004
Net Assets Consist of:
Paid-in-Capital	$92,531
Total Accumulated Loss	(48,527)
Net Assets	$44,004
CLASS I:
Net Assets	$35,668
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,357,827
Net Asset Value, Offering and Redemption Price Per Share	$15.13
CLASS A:
Net Assets	$7,593
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	510,221
Net Asset Value, Redemption Price Per Share	$14.88
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.82
Maximum Offering Price Per Share	$15.70
CLASS C:
Net Assets	$726
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	50,474
Net Asset Value, Offering and Redemption Price Per Share	$14.39
CLASS R6:
Net Assets	$17
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,123
Net Asset Value, Offering and Redemption Price Per Share	$15.15
(1) Including: Securities on Loan, at Value:	$4,692

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Endurance Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$446
Income from Securities Loaned — Net	390
Dividends from Security of Affiliated Issuer (Note G)	17
Total Investment Income	853
Expenses:
Advisory Fees (Note B)	122
Professional Fees	68
Registration Fees	25
Administration Fees (Note C)	12
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Shareholder Reporting Fees	8
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	3
Sub Transfer Agency Fees — Class I	6
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	5
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	8
Total Expenses	275
Waiver of Advisory Fees (Note B)	(106)
Reimbursement of Class Specific Expenses — Class I (Note B)	(5)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	161
Net Investment Income	692
Realized Gain (Loss):
Investments Sold	308
Foreign Currency Translation	(2)
Net Realized Gain	306
Change in Unrealized Appreciation (Depreciation):
Investments	13,341
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	13,341
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	13,647
Net Increase in Net Assets Resulting from Operations	$14,339

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Endurance Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$692	$(380)
Net Realized Gain (Loss)	306	(40,278)
Net Change in Unrealized Appreciation (Depreciation)	13,341	(12,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,339	(53,167)
Capital Share Transactions:(1)
Class I:
Subscribed	7,625	15,697
Redeemed	(1,220)	(21,483)
Class A:
Subscribed	3,769	4,361
Redeemed	(1,009)	(2,038)
Class C:
Subscribed	34	331
Redeemed	(113)	(417)
Class R6:*
Subscribed	—	2
Redeemed	(2)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	9,084	(3,547)
Total Increase (Decrease) in Net Assets	23,423	(56,714)
Net Assets:
Beginning of Period	20,581	77,295
End of Period	$44,004	$20,581
(1) Capital Share Transactions:
Class I:
Shares Subscribed	631	899
Shares Redeemed	(104)	(1,608)
Net Increase (Decrease) in Class I Shares Outstanding	527	(709)
Class A:
Shares Subscribed	277	237
Shares Redeemed	(81)	(114)
Net Increase in Class A Shares Outstanding	196	123
Class C:
Shares Subscribed	4	25
Shares Redeemed	(11)	(25)
Net Increase (Decrease) in Class C Shares Outstanding	(7)	— @@
Class R6:*
Shares Subscribed	—	— @@
Shares Redeemed	(— @@)	—
Net Increase (Decrease) in Class R6 Shares Outstanding	(— @@)	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Endurance Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,								Period Ended
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$9.37		$27.75		$26.51		$13.03		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.28		(0.13)		(0.28)		(0.09)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	5.48		(18.25)		2.82		14.41		3.10		(0.02)
Total from Investment Operations	5.76		(18.38)		2.54		14.32		3.05		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		(0.03)		—		—
Net Realized Gain	—		—		(1.28)		(0.81)		—		—
Total Distributions	—		—		(1.30)		(0.84)		—		—
Net Asset Value, End of Period	$15.13		$9.37		$27.75		$26.51		$13.03		$9.98
Total Return(4)	61.47	%(5)	(66.23)%		9.59%		110.03%		30.30%		0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,668		$17,152		$70,478		$7,854		$2,757		$2,017
Ratio of Expenses Before Expense Limitation	1.73	%(6)	1.67%		1.34%		5.12%		14.17%		913.94	%(6)
Ratio of Expenses After Expense Limitation	1.00	%(6)(7)	1.00	%(7)	0.99	%(7)	1.00	%(7)	1.00	%(7)	1.00	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	4.61	%(6)(7)	(0.87	)%(7)	(0.85	)%(7)	(0.52	)%(7)	(0.42	)%(7)	(1.00	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	N/A
Portfolio Turnover Rate	32	%(5)	67%		75%		46%		74%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Endurance Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,								Period Ended
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$9.23		$27.45		$26.33		$12.99		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.25		(0.17)		(0.38)		(0.19)		(0.09)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	5.40		(18.05)		2.80		14.34		3.10		(0.02)
Total from Investment Operations	5.65		(18.22)		2.42		14.15		3.01		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		(0.00	)(3)	—		—
Net Realized Gain	—		—		(1.28)		(0.81)		—		—
Total Distributions	—		—		(1.30)		(0.81)		—		—
Net Asset Value, End of Period	$14.88		$9.23		$27.45		$26.33		$12.99		$9.98
Total Return(4)	61.21	%(5)	(66.38)%		9.20%		109.10%		29.90%		0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,593		$2,898		$5,239		$2,462		$13		$10
Ratio of Expenses Before Expense Limitation	2.03	%(6)	1.99%		1.70%		5.67%		29.52%		927.90	%(6)
Ratio of Expenses After Expense Limitation	1.34	%(6)(7)	1.35	%(7)	1.35	%(7)	1.35	%(7)	1.35	%(7)	1.35	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.35	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	4.27	%(6)(7)	(1.22	)%(7)	(1.16	)%(7)	(0.86	)%(7)	(0.77	)%(7)	(1.35	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	N/A
Portfolio Turnover Rate	32	%(5)	67%		75%		46%		74%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Endurance Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,								Period Ended
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$8.96		$26.81		$25.93		$12.89		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.20		(0.28)		(0.62)		(0.33)		(0.18)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	5.23		(17.57)		2.80		14.18		3.09		(0.02)
Total from Investment Operations	5.43		(17.85)		2.18		13.85		2.91		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		—		—		—
Net Realized Gain	—		—		(1.28)		(0.81)		—		—
Total Distributions	—		—		(1.30)		(0.81)		—		—
Net Asset Value, End of Period	$14.39		$8.96		$26.81		$25.93		$12.89		$9.98
Total Return(4)	60.49	%(5)	(66.58)%		8.41%		107.59%		28.90%		0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$726		$519		$1,547		$439		$13		$10
Ratio of Expenses Before Expense Limitation	3.17	%(6)	3.05%		2.53%		7.61%		30.23%		928.63	%(6)
Ratio of Expenses After Expense Limitation	2.10	%(6)(7)	2.10	%(7)	2.10	%(7)	2.10	%(7)	2.10	%(7)	2.10	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.10	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	3.51	%(6)(7)	(1.97	)%(7)	(1.92	)%(7)	(1.62	)%(7)	(1.52	)%(7)	(2.10	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	N/A
Portfolio Turnover Rate	32	%(5)	67%		75%		46%		74%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Endurance Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,								Period Ended
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		December 31, 2018(2)
Net Asset Value, Beginning of Period	$9.38		$27.78		$26.53		$13.04		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.28		(0.12)		(0.24)		(0.08)		(0.04)		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	5.49		(18.28)		2.79		14.41		3.10		(0.02)
Total from Investment Operations	5.77		(18.40)		2.55		14.33		3.06		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		(0.03)		—		—
Net Realized Gain	—		—		(1.28)		(0.81)		—		—
Total Distributions	—		—		(1.30)		(0.84)		—		—
Net Asset Value, End of Period	$15.15		$9.38		$27.78		$26.53		$13.04		$9.98
Total Return(5)	61.51	%(6)	(66.23)%		9.62%		110.08%		30.40%		0.00	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$12		$31		$28		$13		$10
Ratio of Expenses Before Expense Limitation	19.20	%(7)	15.13%		7.59%		16.93%		29.13%		927.65	%(7)
Ratio of Expenses After Expense Limitation	0.95	%(7)(8)	0.95	%(8)	0.95	%(8)	0.95	%(8)	0.95	%(8)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.95	%(8)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	4.66	%(7)(8)	(0.82	)%(8)	(0.71	)%(8)	(0.47	)%(8)	(0.37	)%(8)	(0.95	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	N/A
Portfolio Turnover Rate	32	%(6)	67%		75%		46%		74%		0	%(6)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Endurance Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$1,342	$—	$1,342
Automobiles	900	—	—	900
Beverages	—	763	—	763
Biotechnology	1,171	—	—	1,171
Broadline Retail	4,697	—	—	4,697
Consumer Staples Distribution & Retail	1,754	—	—	1,754
Financial Services	1,528	—	—	1,528
Ground Transportation	1,208	—	—	1,208
Health Care Providers & Services	595	—	—	595
Hotels, Restaurants & Leisure	—	1,441	—	1,441
Household Durables	3,689	3,344	—	7,033
Information Technology Services	2,079	—	—	2,079
Interactive Media & Services	2,493	—	—	2,493
Life Sciences Tools & Services	—	1,445	—	1,445
Pharmaceuticals	1,477	—	—	1,477
Software	5,898	—	—	5,898
Specialty Retail	7,728	—	—	7,728
Total Common Stocks	35,217	8,335	—	43,552
Short-Term Investments
Investment Company	5,551	—	—	5,551
Repurchase Agreements	—	390	—	390
Total Short-Term Investments	5,551	390	—	5,941
Total Assets	$40,768	$8,725	$—	$49,493

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,692	(a)	$—	$(4,692	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $5,034,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $80,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,034	$—	$—	$—	$5,034
Total Borrowings	$5,034	$—	$—	$—	$5,034
Gross amount of recognized liabilities for securities lending transactions					$5,034

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.10% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended June 30, 2023, approximately $106,000 of advisory fees were waived and approximately $7,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $18,711,000 and $9,665,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$14	$16,738	$11,201	$17
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$5,551

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the

Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

Each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$2,122	$1,459

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$345	$(345)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $959,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$37,157

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 42.8%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods and for the period since its inception in December 2018. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than the its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGENDSAN
5853685 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advsiory Agreement Approval	20
Liquidity Risk Management Program	22
U.S. Customer Privacy Notice	23
Directors and Officers Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Focus Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Global Focus Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Focus Real Estate Portfolio Class I	$1,000.00	$1,022.00	$1,020.08	$4.76	$4.76	0.95%
Global Focus Real Estate Portfolio Class A	1,000.00	1,019.80	1,018.35	6.51	6.51	1.30
Global Focus Real Estate Portfolio Class C	1,000.00	1,016.60	1,014.63	10.25	10.24	2.05
Global Focus Real Estate Portfolio Class R6	1,000.00	1,022.20	1,020.33	4.51	4.51	0.90

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Global Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Australia (3.6%)
Goodman Group REIT	5,066	$68
National Storage REIT	46,570	73
		141
Belgium (0.6%)
Aedifica SA REIT (a)	361	23
Canada (2.5%)
Chartwell Retirement Residences (Units) (b)	6,033	43
Granite REIT	964	57
		100
France (0.8%)
Mercialys SA REIT	3,581	32
Germany (1.9%)
LEG Immobilien SE (c)	624	36
Vonovia SE	1,927	38
		74
Hong Kong (5.2%)
Link REIT	11,480	64
Sun Hung Kai Properties Ltd.	7,000	88
Wharf Real Estate Investment Co. Ltd.	10,500	53
		205
Japan (9.1%)
Invincible Investment Corp. REIT	191	76
Japan Metropolitan Fund Investment Corp. REIT	50	33
Mitsubishi Estate Logistics Investment Corp. REIT	16	46
Mitsui Fudosan Co. Ltd.	5,100	102
Nippon Building Fund, Inc. REIT (a)	9	35
Sekisui House Ltd.	3,200	65
		357
Singapore (1.3%)
Frasers Logistics & Commercial Trust REIT	53,000	49
Spain (1.2%)
Merlin Properties Socimi SA REIT	5,373	46
Sweden (1.1%)
Castellum AB	1,927	18
Hufvudstaden AB, Class A	2,069	25
		43
United Kingdom (3.1%)
Impact Healthcare PLC REIT	15,220	18
Segro PLC REIT	7,369	67
UNITE Group PLC REIT	3,340	37
		122
United States (66.6%)
Agree Realty Corp. REIT	1,283	84
American Homes 4 Rent, Class A REIT	4,301	152
American Tower Corp. REIT	1,141	221
Americold Realty Trust, Inc. REIT	1,726	56
AvalonBay Communities, Inc. REIT	1,077	204
Boyd Gaming Corp.	824	57
	Shares	Value (000)
Brixmor Property Group, Inc. REIT	3,207	$70
Digital Realty Trust, Inc. REIT	1,088	124
Equinix, Inc. REIT	288	226
Iron Mountain, Inc. REIT	1,043	59
Kite Realty Group Trust REIT	3,242	72
Mid-America Apartment Communities, Inc. REIT	492	75
Prologis, Inc. REIT	2,786	342
Public Storage REIT	671	196
Realty Income Corp. REIT	2,086	125
SBA Communications Corp. REIT	334	77
Simon Property Group, Inc. REIT	1,037	120
VICI Properties, Inc. REIT	3,490	110
Welltower, Inc. REIT	3,002	243
		2,613
Total Common Stocks (Cost $3,950)		3,805
	No. of Rights
Rights (0.0%)‡
Belgium (0.0%)‡
Aedifica SA, expires 7/3/23 (c) (Cost $—)	328	1
	Shares
Short-Term Investments (1.3%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	48,910	49
	Face Amount (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $1; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 — 8/10/23; valued at $1)	$1	1
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $2; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 — 11/15/25; valued at $2)	2	2
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $1; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $1)	1	1
		4
Total Securities held as Collateral on Loaned Securities (Cost $53)		53
Total Investments (98.3%) (Cost $4,003) Including $52 of Securities Loaned (d)(e)		3,859
Other Assets in Excess of Liabilities (1.7%)		66
Net Assets (100.0%)		$3,925

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Focus Real Estate Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  All or a portion of this security was on loan at June 30, 2023.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Non-income producing security.

(d)  The approximate fair value and percentage of net assets, $1,092,000 and 27.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $145,000 and the aggregate gross unrealized depreciation is approximately $289,000, resulting in net unrealized depreciation of approximately $144,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Industrial	16.7%
Residential	14.2
Retail	13.2
Diversified	12.5
Other**	10.6
Data Centers	9.2
Health Care	8.6
Infrastructure REITs	7.9
Self Storage	7.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Focus Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $3,954)	$3,810
Investment in Security of Affiliated Issuer, at Value (Cost $49)	49
Total Investments in Securities, at Value (Cost $4,003)	3,859
Foreign Currency, at Value (Cost $5)	5
Receivable for Investments Sold	53
Due from Adviser	53
Dividends Receivable	13
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	71
Total Assets	4,054
Liabilities:
Collateral on Securities Loaned, at Value	53
Payable for Professional Fees	30
Bank Overdraft	21
Payable for Investments Purchased	16
Payable for Custodian Fees	2
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	7
Total Liabilities	129
Net Assets	$3,925
Net Assets Consist of:
Paid-in-Capital	$5,139
Total Accumulated Loss	(1,214)
Net Assets	$3,925
CLASS I:
Net Assets	$3,902
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	512,788
Net Asset Value, Offering and Redemption Price Per Share	$7.61
CLASS A:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,023
Net Asset Value, Redemption Price Per Share	$7.62
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.42
Maximum Offering Price Per Share	$8.04
CLASS C:
Net Assets	$7
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,013
Net Asset Value, Offering and Redemption Price Per Share	$7.59
CLASS R6:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,033
Net Asset Value, Offering and Redemption Price Per Share	$7.61
(1) Including: Securities on Loan, at Value:	$52

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Focus Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends (Net of $3 of Foreign Taxes Withheld)	$74
Income from Securities Loaned — Net	— @
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	74
Expenses:
Professional Fees	67
Registration Fees	20
Advisory Fees (Note B)	15
Custodian Fees (Note F)	7
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	2
Pricing Fees	2
Directors' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	5
Total Expenses	130
Expenses Reimbursed by Adviser (Note B)	(94)
Waiver of Advisory Fees (Note B)	(15)
Reimbursement of Class Specific Expenses — Class I (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	18
Net Investment Income	56
Realized Loss:
Investments Sold	(287)
Foreign Currency Translation	(1)
Net Realized Loss	(288)
Change in Unrealized Appreciation (Depreciation):
Investments	318
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	30
Net Increase in Net Assets Resulting from Operations	$86

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Focus Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)		Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$56		$85
Net Realized Loss	(288)		(754)
Net Change in Unrealized Appreciation (Depreciation)	318		(772)
Net Increase (Decrease) in Net Assets Resulting from Operations	86		(1,441)
Dividends and Distributions to Shareholders:
Class I	(29)		(80)
Class A	(—	@)	(—	@)
Class C	(—	@)	(—	@)
Class R6*	(—	@)	(—	@)
Total Dividends and Distributions to Shareholders	(29)		(80)
Capital Share Transactions:(1)
Class I:
Distributions Reinvested	29		80
Class A:
Subscribed	—		—	@
Distributions Reinvested	—	@	—	@
Redeemed	—		(19)
Class C:
Distributions Reinvested	—	@	—	@
Class R6:*
Distributions Reinvested	—	@	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	29		61
Total Increase (Decrease) in Net Assets	86		(1,460)
Net Assets:
Beginning of Period	3,839		5,299
End of Period	$3,925		$3,839
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	4		10
Class A:
Shares Subscribed	—		—	@@
Shares Issued on Distributions Reinvested	—	@@	—	@@
Shares Redeemed	—		(3)
Net Decrease in Class A Shares Outstanding	—	@@	(3)
Class C:
Shares Issued on Distributions Reinvested	—	@@	—	@@
Class R6:*
Shares Issued on Distributions Reinvested	—	@@	—	@@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Focus Real Estate Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from July 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$7.50		$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.17		0.04
Net Realized and Unrealized Gain (Loss)	0.06		(3.00)		0.50
Total from Investment Operations	0.17		(2.83)		0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.16)		(0.05)
Net Asset Value, End of Period	$7.61		$7.50		$10.49
Total Return(3)	2.20	%(4)	(27.10)%		5.38	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,902		$3,816		$5,239
Ratio of Expenses Before Expense Limitation	6.57	%(5)	8.66%		8.85	%(5)
Ratio of Expenses After Expense Limitation	0.95	%(5)(6)	0.95	%(6)	0.94	%(5)(6)
Ratio of Net Investment Income	2.86	%(5)(6)	1.95	%(6)	0.89	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(5)(7)
Portfolio Turnover Rate	42	%(4)	113%		44	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Focus Real Estate Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from July 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$7.52		$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.16		0.03
Net Realized and Unrealized Gain (Loss)	0.05		(3.02)		0.49
Total from Investment Operations	0.15		(2.86)		0.52
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.11)		(0.03)
Net Asset Value, End of Period	$7.62		$7.52		$10.49
Total Return(3)	1.98	%(4)	(27.38)%		5.23	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$39
Ratio of Expenses Before Expense Limitation	33.14	%(5)	16.98%		14.76	%(5)
Ratio of Expenses After Expense Limitation	1.30	%(5)(6)	1.30	%(6)	1.30	%(5)(6)
Ratio of Net Investment Income	2.53	%(5)(6)	1.76	%(6)	0.63	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(5)(7)
Portfolio Turnover Rate	42	%(4)	113%		44	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Focus Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from July 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$7.50		$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.07		(0.01)
Net Realized and Unrealized Gain (Loss)	0.06		(2.99)		0.50
Total from Investment Operations	0.12		(2.92)		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.07)		(0.00	)(3)
Net Asset Value, End of Period	$7.59		$7.50		$10.49
Total Return(4)	1.66	%(5)	(27.91)%		4.92	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7		$7		$10
Ratio of Expenses Before Expense Limitation	33.86	%(6)	33.59%		27.58	%(6)
Ratio of Expenses After Expense Limitation	2.05	%(6)(7)	2.05	%(7)	2.05	%(6)(7)
Ratio of Net Investment Income (Loss)	1.77	%(6)(7)	0.84	%(7)	(0.23	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(6)(8)
Portfolio Turnover Rate	42	%(5)	113%		44	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Focus Real Estate Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from July 30, 2021(2) to December 31, 2021
Net Asset Value, Beginning of Period	$7.50		$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.17		0.04
Net Realized and Unrealized Gain (Loss)	0.06		(3.00)		0.50
Total from Investment Operations	0.17		(2.83)		0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.16)		(0.05)
Net Asset Value, End of Period	$7.61		$7.50		$10.49
Total Return(4)	2.22	%(5)	(27.06)%		(5.39	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$11
Ratio of Expenses Before Expense Limitation	33.35	%(6)	32.89%		26.54	%(6)
Ratio of Expenses After Expense Limitation	0.90	%(6)(7)	0.90	%(7)	0.90	%(6)(7)
Ratio of Net Investment Income	2.93	%(6)(7)	2.00	%(7)	0.93	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(6)(8)
Portfolio Turnover Rate	42	%(5)	113%		44	%(5)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Focus Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Data Centers	$350	$—	$—	$350
Diversified	—	476	—	476
Health Care	286	41	—	327
Industrial	455	181	—	636
Industrial/Office Mixed	—	67	—	67
Infrastructure REITs	298	—	—	298
Lodging/Resorts	57	76	—	133
Office	—	35	—	35
Residential	431	111	—	542
Retail	471	32	—	503
Self Storage	196	73	—	269
Specialty	169	—	—	169
Total Common Stocks	2,713	1,092	—	3,805
Rights
Health Care	1	—	—	1
Short-Term Investments
Investment Company	49	—	—	49
Repurchase Agreements	—	4	—	4
Total Short-Term Investments	49	4	—	53
Total Assets	$2,763	$1,096	$—	$3,859

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$52	(a)	$—	$(52	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $53,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$53	$—	$—	$—	$53
Total Borrowings	$53	$—	$—	$—	$53
Gross amount of recognized liabilities for securities lending transactions					$53

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.75%	0.70%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $15,000 of advisory fees were waived and approximately $97,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody,

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,624,000 and $1,627,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$110	$339	$400	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$49

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent

Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:	2021 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$80	$22

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$61	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $582,000 and $225,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund did not have record owners of 10% or greater.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since its inception in July 2021. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFRESAN
5845622 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
U.S. Customer Privacy Notice	24
Directors and Officers Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Franchise Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Global Franchise Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$1,117.90	$1,020.23	$4.83	$4.61	0.92%
Global Franchise Portfolio Class A	1,000.00	1,116.60	1,019.04	6.09	5.81	1.16
Global Franchise Portfolio Class L	1,000.00	1,114.00	1,016.56	8.70	8.30	1.66
Global Franchise Portfolio Class C	1,000.00	1,112.70	1,015.37	9.95	9.49	1.90
Global Franchise Portfolio Class R6	1,000.00	1,118.60	1,020.68	4.36	4.16	0.83

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
France (7.3%)
L'Oreal SA	131,521	$61,352
LVMH Moet Hennessy Louis Vuitton SE	72,625	68,479
Pernod Ricard SA	394,512	87,177
		217,008
Germany (6.0%)
SAP SE	1,295,188	176,932
Italy (0.5%)
Davide Campari-Milano NV	1,089,803	15,104
Netherlands (2.8%)
Heineken NV	811,891	83,492
United Kingdom (10.5%)
Experian PLC	1,197,202	45,950
Reckitt Benckiser Group PLC	2,234,303	167,909
RELX PLC (LSE)	2,351,619	78,452
RELX PLC (Euronext NV)	611,570	20,401
		312,712
United States (71.6%)
Abbott Laboratories	954,750	104,087
Accenture PLC, Class A	545,006	168,178
Aon PLC, Class A	233,694	80,671
Arthur J Gallagher & Co.	252,809	55,509
Automatic Data Processing, Inc.	313,011	68,797
Becton Dickinson & Co.	411,474	108,633
Broadridge Financial Solutions, Inc.	255,181	42,266
CDW Corp.	279,549	51,297
Coca-Cola Co.	797,873	48,048
Danaher Corp.	587,595	141,023
Equifax, Inc.	266,176	62,631
Intercontinental Exchange, Inc.	1,033,834	116,906
Jack Henry & Associates, Inc.	93,917	15,715
Microsoft Corp.	665,359	226,581
Moody's Corp.	119,514	41,557
NIKE, Inc., Class B	230,433	25,433
Otis Worldwide Corp.	591,434	52,643
Philip Morris International, Inc.	2,008,541	196,074
Procter & Gamble Co.	524,397	79,572
Roper Technologies, Inc.	153,867	73,979
Steris PLC	185,909	41,826
Thermo Fisher Scientific, Inc.	252,879	131,940
Visa, Inc., Class A	676,582	160,675
Zoetis, Inc.	180,917	31,156
		2,125,197
Total Common Stocks (Cost $2,008,006)		2,930,445
	Shares	Value (000)
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $35,861)	35,861,030	$35,861
Total Investments (99.9%) (Cost $2,043,867) (a)(b)		2,966,306
Other Assets in Excess of Liabilities (0.1%)		3,223
Net Assets (100.0%)		$2,969,529

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  The approximate fair value and percentage of net assets, $805,248,000 and 27.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(b)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $926,227,000 and the aggregate gross unrealized depreciation is approximately $3,788,000, resulting in net unrealized appreciation of approximately $922,439,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Software	16.1%
Other*	15.7
Professional Services	10.6
Life Sciences Tools & Services	9.3
Health Care Equipment & Supplies	8.6
Household Products	8.4
Beverages	7.8
Tobacco	6.6
Financial Services	5.9
Information Technology Services	5.7
Capital Markets	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,008,006)	$2,930,445
Investment in Security of Affiliated Issuer, at Value (Cost $35,861)	35,861
Total Investments in Securities, at Value (Cost $2,043,867)	2,966,306
Foreign Currency, at Value (Cost $6,331)	6,312
Receivable for Investments Sold	13,407
Dividends Receivable	4,272
Receivable for Fund Shares Sold	677
Tax Reclaim Receivable	661
Receivable from Affiliate	161
Other Assets	215
Total Assets	2,992,011
Liabilities:
Payable for Investments Purchased	10,660
Payable for Fund Shares Redeemed	5,514
Payable for Advisory Fees	5,373
Payable for Sub Transfer Agency Fees — Class I	304
Payable for Sub Transfer Agency Fees — Class A	39
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	14
Payable for Administration Fees	191
Payable for Shareholder Service Fees — Class A	71
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	89
Payable for Professional Fees	40
Payable for Custodian Fees	19
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	159
Total Liabilities	22,482
Net Assets	$2,969,529
Net Assets Consist of:
Paid-in-Capital	$2,052,341
Total Distributable Earnings	917,188
Net Assets	$2,969,529
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$2,173,854
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	64,602,528
Net Asset Value, Offering and Redemption Price Per Share	$33.65
CLASS A:
Net Assets	$352,901
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,778,839
Net Asset Value, Redemption Price Per Share	$32.74
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.81
Maximum Offering Price Per Share	$34.55
CLASS L:
Net Assets	$8,002
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	245,271
Net Asset Value, Offering and Redemption Price Per Share	$32.63
CLASS C:
Net Assets	$109,949
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,458,974
Net Asset Value, Offering and Redemption Price Per Share	$31.79
CLASS R6:
Net Assets	$324,823
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,645,511
Net Asset Value, Offering and Redemption Price Per Share	$33.68

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $865 of Foreign Taxes Withheld)	$28,641
Dividends from Security of Affiliated Issuer (Note G)	1,082
Total Investment Income	29,723
Expenses:
Advisory Fees (Note B)	10,883
Administration Fees (Note C)	1,201
Sub Transfer Agency Fees — Class I	972
Sub Transfer Agency Fees — Class A	135
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	40
Professional Fees	68
Registration Fees	54
Custodian Fees (Note F)	52
Shareholder Reporting Fees	44
Transfer Agency Fees — Class I (Note E)	16
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	3
Directors' Fees and Expenses	25
Pricing Fees	1
Shareholder Service Fees — Class A (Note D)	422
Distribution and Shareholder Services Fees — Class L (Note D)	29
Distribution and Shareholder Services Fees — Class C (Note D)	544
Other Expenses	59
Total Expenses	14,556
Rebate from Morgan Stanley Affiliate (Note G)	(47)
Net Expenses	14,509
Net Investment Income	15,214
Realized Gain (Loss):
Investments Sold	32,640
Foreign Currency Translation	(103)
Net Realized Gain	32,537
Change in Unrealized Appreciation (Depreciation):
Investments	289,468
Foreign Currency Translation	9
Net Change in Unrealized Appreciation (Depreciation)	289,477
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	322,014
Net Increase in Net Assets Resulting from Operations	$337,228

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$15,214	$24,812
Net Realized Gain	32,537	8,064
Net Change in Unrealized Appreciation (Depreciation)	289,477	(729,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	337,228	(696,702)
Dividends and Distributions to Shareholders:
Class I	—	(34,494)
Class A	—	(4,840)
Class L	—	(74)
Class C	—	(988)
Class R6*	—	(9,092)
Total Dividends and Distributions to Shareholders	—	(49,488)
Capital Share Transactions:(1)
Class I:
Subscribed	182,154	478,735
Distributions Reinvested	—	33,501
Redeemed	(290,604)	(734,314)
Class A:
Subscribed	22,053	90,329
Distributions Reinvested	—	4,642
Redeemed	(36,069)	(84,642)
Class L:
Exchanged	—	404
Distributions Reinvested	—	74
Redeemed	(227)	(796)
Class C:
Subscribed	3,840	23,164
Distributions Reinvested	—	957
Redeemed	(15,997)	(41,978)
Class R6:*
Subscribed	3,521	48,652
Distributions Reinvested	—	8,897
Redeemed	(242,189)	(34,245)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(373,518)	(206,620)
Total Decrease in Net Assets	(36,290)	(952,810)
Net Assets:
Beginning of Period	3,005,819	3,958,629
End of Period	$2,969,529	$3,005,819

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,775	14,970
Shares Issued on Distributions Reinvested	—	1,118
Shares Redeemed	(9,170)	(23,524)
Net Decrease in Class I Shares Outstanding	(3,395)	(7,436)
Class A:
Shares Subscribed	720	2,861
Shares Issued on Distributions Reinvested	—	159
Shares Redeemed	(1,162)	(2,769)
Net Increase (Decrease) in Class A Shares Outstanding	(442)	251
Class L:
Shares Exchanged	—	13
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(7)	(27)
Net Decrease in Class L Shares Outstanding	(7)	(11)
Class C:
Shares Subscribed	127	758
Shares Issued on Distributions Reinvested	—	34
Shares Redeemed	(532)	(1,411)
Net Decrease in Class C Shares Outstanding	(405)	(619)
Class R6:*
Shares Subscribed	111	1,478
Shares Issued on Distributions Reinvested	—	297
Shares Redeemed	(7,485)	(1,116)
Net Increase (Decrease) in Class R6 Shares Outstanding	(7,374)	659

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$30.10		$36.99		$31.20		$28.53		$23.03		$24.72
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.25		0.27		0.30		0.30		0.29
Net Realized and Unrealized Gain (Loss)	3.38		(6.63)		6.54		3.45		6.51		(0.63)
Total from Investment Operations	3.55		(6.38)		6.81		3.75		6.81		(0.34)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.27)		(0.28)		(0.27)		(0.27)
Net Realized Gain	—		(0.26)		(0.74)		(0.80)		(1.04)		(1.08)
Paid-in-Capital	—		—		(0.01)		—		—		—
Total Distributions	—		(0.51)		(1.02)		(1.08)		(1.31)		(1.35)
Net Asset Value, End of Period	$33.65		$30.10		$36.99		$31.20		$28.53		$23.03
Total Return(2)	11.79	%(3)	(17.24)%		21.92%		13.22%		29.60%		(1.50)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,173,854		$2,046,621		$2,790,499		$2,300,448		$1,593,092		$918,409
Ratio of Expenses Before Expense Limitation	0.92	%(4)	0.92%		0.91%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.92	%(4)(5)	0.92	%(5)	0.91	%(5)	0.92	%(5)	0.93	%(5)	0.94	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.92	%(5)	0.93	%(5)	N/A
Ratio of Net Investment Income	1.06	%(4)(5)	0.79	%(5)	0.79	%(5)	1.04	%(5)	1.09	%(5)	1.14	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(3)	15%		17%		19%		16%		27%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$29.32		$36.05		$30.44		$27.86		$22.53		$24.21
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.17		0.18		0.22		0.23		0.21
Net Realized and Unrealized Gain (Loss)	3.29		(6.46)		6.37		3.37		6.35		(0.61)
Total from Investment Operations	3.42		(6.29)		6.55		3.59		6.58		(0.40)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.19)		(0.21)		(0.21)		(0.20)
Net Realized Gain	—		(0.26)		(0.74)		(0.80)		(1.04)		(1.08)
Paid-in-Capital	—		—		(0.01)		—		—		—
Total Distributions	—		(0.44)		(0.94)		(1.01)		(1.25)		(1.28)
Net Asset Value, End of Period	$32.74		$29.32		$36.05		$30.44		$27.86		$22.53
Total Return(2)	11.66	%(3)	(17.45)%		21.61%		12.95%		29.24%		(1.77)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$352,901		$328,979		$395,450		$317,673		$292,491		$150,936
Ratio of Expenses Before Expense Limitation	1.16	%(4)	1.16%		1.16%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.16	%(4)(5)	1.16	%(5)	1.16	%(5)	1.16	%(5)	1.19	%(5)	1.23	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.16	%(5)	1.19	%(5)	N/A
Ratio of Net Investment Income	0.83	%(4)(5)	0.57	%(5)	0.54	%(5)	0.77	%(5)	0.83	%(5)	0.84	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(3)	15%		17%		19%		16%		27%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$29.29		$36.01		$30.41		$27.84		$22.51		$24.18
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.02		0.01		0.07		0.09		0.09
Net Realized and Unrealized Gain (Loss)	3.29		(6.45)		6.36		3.36		6.35		(0.62)
Total from Investment Operations	3.34		(6.43)		6.37		3.43		6.44		(0.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.02)		(0.06)		(0.07)		(0.06)
Net Realized Gain	—		(0.26)		(0.74)		(0.80)		(1.04)		(1.08)
Paid-in-Capital	—		—		(0.01)		—		—		—
Total Distributions	—		(0.29)		(0.77)		(0.86)		(1.11)		(1.14)
Net Asset Value, End of Period	$32.63		$29.29		$36.01		$30.41		$27.84		$22.51
Total Return(2)	11.40	%(3)	(17.86)%		21.02%		12.38%		28.62%		(2.29)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,002		$7,397		$9,473		$8,390		$8,388		$7,312
Ratio of Expenses Before Expense Limitation	1.66	%(4)	1.66%		1.66%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.66	%(4)(5)	1.66	%(5)	1.66	%(5)	1.66	%(5)	1.69	%(5)	1.73	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.66	%(5)	1.69	%(5)	N/A
Ratio of Net Investment Income	0.32	%(4)(5)	0.06	%(5)	0.05	%(5)	0.26	%(5)	0.31	%(5)	0.36	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	11	%(3)	15%		17%		19%		16%		27%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Franchise Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$28.57		$35.18		$29.77		$27.30		$22.13		$23.82
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01		(0.06)		(0.06)		0.01		0.02		0.03
Net Realized and Unrealized Gain (Loss)	3.21		(6.29)		6.21		3.27		6.23		(0.60)
Total from Investment Operations	3.22		(6.35)		6.15		3.28		6.25		(0.57)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.04)		(0.04)
Net Realized Gain	—		(0.26)		(0.74)		(0.80)		(1.04)		(1.08)
Paid-in-Capital	—		—		(0.00	)(2)	—		—		—
Total Distributions	—		(0.26)		(0.74)		(0.81)		(1.08)		(1.12)
Net Asset Value, End of Period	$31.79		$28.57		$35.18		$29.77		$27.30		$22.13
Total Return(3)	11.27	%(4)	(18.06)%		20.74%		12.09%		28.27%		(2.51)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$109,949		$110,399		$157,721		$125,919		$99,141		$55,271
Ratio of Expenses Before Expense Limitation	1.90	%(5)	1.90%		1.90%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.90	%(5)(6)	1.90	%(6)	1.90	%(6)	1.91	%(6)	1.95	%(6)	1.96	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.91	%(6)	1.95	%(6)	N/A
Ratio of Net Investment Income (Loss)	0.08	%(5)(6)	(0.19	)%(6)	(0.20	)%(6)	0.03	%(6)	0.07	%(6)	0.12	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	11	%(4)	15%		17%		19%		16%		27%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Franchise Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$30.11		$37.01		$31.21		$28.53		$23.03		$24.72
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.29		0.31		0.33		0.32		0.32
Net Realized and Unrealized Gain (Loss)	3.39		(6.64)		6.54		3.45		6.51		(0.65)
Total from Investment Operations	3.57		(6.35)		6.85		3.78		6.83		(0.33)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		(0.30)		(0.30)		(0.29)		(0.28)
Net Realized Gain	—		(0.26)		(0.74)		(0.80)		(1.04)		(1.08)
Paid-in-Capital	—		—		(0.01)		—		—		—
Total Distributions	—		(0.55)		(1.05)		(1.10)		(1.33)		(1.36)
Net Asset Value, End of Period	$33.68		$30.11		$37.01		$31.21		$28.53		$23.03
Total Return(3)	11.86	%(4)	(17.17)%		22.05%		13.33%		29.67%		(1.45)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$324,823		$512,423		$605,486		$370,127		$137,283		$204,031
Ratio of Expenses Before Expense Limitation	0.83	%(5)	0.83%		0.82%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.83	%(5)(6)	0.83	%(6)	0.82	%(6)	0.83	%(6)	0.86	%(6)	0.88	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.83	%(6)	0.86	%(6)	N/A
Ratio of Net Investment Income	1.16	%(5)(6)	0.90	%(6)	0.90	%(6)	1.14	%(6)	1.21	%(6)	1.30	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	11	%(4)	15%		17%		19%		16%		27%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Franchise Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$48,048	$185,773	$—	$233,821
Capital Markets	158,463	—	—	158,463
Electronic Equipment, Instruments & Components	51,297	—	—	51,297
Financial Services	176,390	—	—	176,390
Health Care Equipment & Supplies	254,546	—	—	254,546
Household Products	79,572	167,909	—	247,481
Information Technology Services	168,178	—	—	168,178
Insurance	136,180	—	—	136,180
Life Sciences Tools & Services	272,963	—	—	272,963
Machinery	52,643	—	—	52,643
Personal Care Products	—	61,352	—	61,352
Pharmaceuticals	31,156	—	—	31,156
Professional Services	173,694	144,803	—	318,497
Software	300,560	176,932	—	477,492
Textiles, Apparel & Luxury Goods	25,433	68,479	—	93,912
Tobacco	196,074	—	—	196,074
Total Common Stocks	2,125,197	805,248	—	2,930,445
Short-Term Investment
Investment Company	35,861	—	—	35,861
Total Assets	$2,161,058	$805,248	$—	$2,966,306

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.72% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2023.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $339,230,000 and $694,379,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $47,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases At Cost (000)	Proceeds From Sales (000)	Dividend Income (000)
Liquidity Funds	$49,756	$382,795	$396,690	$1,082
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$35,861

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$24,079	$25,409	$24,896	$75,414	$1,455

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$85	$28,490

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 47.3%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
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Morgan Stanley Distribution, Inc.
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SS&C Global Investor & Distribution Solutions, Inc.
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Legal Counsel

Dechert LLP
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22nd Floor
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Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
5842830 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global
Infrastructure
Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Directors and Officers Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Infrastructure Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Global Infrastructure Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,030.60	$1,019.98	$4.88	$4.86	0.97%
Global Infrastructure Portfolio Class A	1,000.00	1,029.00	1,018.79	6.09	6.06	1.21
Global Infrastructure Portfolio Class L	1,000.00	1,025.60	1,015.97	8.94	8.90	1.78
Global Infrastructure Portfolio Class C	1,000.00	1,025.30	1,014.53	10.39	10.34	2.07
Global Infrastructure Portfolio Class R6	1,000.00	1,030.80	1,020.13	4.73	4.71	0.94
Global Infrastructure Portfolio Class IR	1,000.00	1,030.60	1,020.13	4.73	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Australia (2.6%)
Transurban Group (Units) (a)	716,105	$6,818
Canada (15.2%)
Enbridge, Inc.	304,811	11,329
GFL Environmental, Inc.	392,959	15,247
Keyera Corp.	34,464	795
Pembina Pipeline Corp.	208,618	6,559
TC Energy Corp. (b)	137,589	5,561
		39,491
China (6.9%)
China Gas Holdings Ltd. (c)	15,618,000	17,912
France (5.2%)
Aeroports de Paris	4,010	576
Getlink SE	69,685	1,186
Vinci SA	100,932	11,728
		13,490
Italy (5.8%)
Infrastrutture Wireless Italiane SpA	911,672	12,034
Snam SpA	49,061	257
Terna — Rete Elettrica Nazionale	327,589	2,794
		15,085
Mexico (1.6%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	129,956	2,339
Grupo Aeroportuario del Sureste SAB de CV, Class B	65,337	1,821
		4,160
New Zealand (0.6%)
Auckland International Airport Ltd. (d)	269,381	1,416
Portugal (0.3%)
EDP Renovaveis SA	32,619	652
Spain (7.4%)
Aena SME SA	27,319	4,421
Cellnex Telecom SA	169,630	6,854
Ferrovial SE	145,455	4,598
Iberdrola SA	254,619	3,325
		19,198
Switzerland (0.8%)
Flughafen Zurich AG (Registered)	9,892	2,058
United Kingdom (7.2%)
National Grid PLC	904,396	11,991
Pennon Group PLC	248,260	2,243
Severn Trent PLC	132,570	4,322
		18,556
	Shares	Value (000)
United States (41.8%)
Ameren Corp.	25,480	$2,081
American Electric Power Co., Inc.	70,073	5,900
American Tower Corp. REIT	63,600	12,335
American Water Works Co., Inc.	40,543	5,787
Atmos Energy Corp.	38,851	4,520
CenterPoint Energy, Inc.	219,540	6,400
Cheniere Energy, Inc.	46,256	7,048
Crown Castle, Inc. REIT	39,580	4,510
Edison International	71,555	4,969
Eversource Energy	75,146	5,329
Exelon Corp.	163,034	6,642
Kinder Morgan, Inc.	72,721	1,252
NiSource, Inc.	152,098	4,160
ONEOK, Inc.	65,517	4,044
PG&E Corp. (d)	279,454	4,829
Republic Services, Inc.	21,450	3,285
SBA Communications Corp. REIT	21,030	4,874
Sempra Energy	67,616	9,844
Targa Resources Corp.	65,469	4,982
Williams Cos., Inc.	170,366	5,559
		108,350
Total Common Stocks (Cost $226,257)		247,186
Short-Term Investments (6.2%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $10,257)	10,257,337	10,257
Securities held as Collateral on Loaned Securities (2.2%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	5,211,481	5,211
	Face Amount (000)
Repurchase Agreements (0.2%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $91; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $93)	$91	91
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $193; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $197)	193	193

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $155; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $158)	$155	$155
		439
Total Securities held as Collateral on Loaned Securities (Cost $5,650)		5,650
Total Short-Term Investments (Cost $15,907)		15,907
Total Investments (101.6%) (Cost $242,164) Including $5,453 of Securities Loaned (e)(f)		263,093
Liabilities in Excess of Other Assets (–1.6%)		(4,033)
Net Assets (100.0%)		$259,060

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $90,587,000 and 35.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,937,000 and the aggregate gross unrealized depreciation is approximately $12,008,000, resulting in net unrealized appreciation of approximately $20,929,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	32.6%
Other**	16.8
Communications	15.8
Electricity Transmission & Distribution	14.2
Diversified	13.2
Others	7.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $226,696)	$247,625
Investment in Security of Affiliated Issuer, at Value (Cost $15,468)	15,468
Total Investments in Securities, at Value (Cost $242,164)	263,093
Foreign Currency, at Value (Cost $161)	161
Receivable for Investments Sold	1,804
Dividends Receivable	815
Receivable for Fund Shares Sold	174
Receivable from Affiliate	36
Tax Reclaim Receivable	10
Receivable from Securities Lending Income	9
Other Assets	93
Total Assets	266,195
Liabilities:
Collateral on Securities Loaned, at Value	5,650
Payable for Fund Shares Redeemed	493
Payable for Advisory Fees	423
Payable for Investments Purchased	348
Payable for Sub Transfer Agency Fees — Class I	20
Payable for Sub Transfer Agency Fees — Class A	24
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Directors' Fees and Expenses	39
Payable for Shareholder Services Fees — Class A	35
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Professional Fees	33
Payable for Administration Fees	17
Payable for Custodian Fees	12
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	—	@
Other Liabilities	33
Total Liabilities	7,135
Net Assets	$259,060
Net Assets Consist of:
Paid-in-Capital	$248,318
Total Distributable Earnings	10,742
Net Assets	$259,060

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$83,206
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,863,535
Net Asset Value, Offering and Redemption Price Per Share	$12.12
CLASS A:
Net Assets	$170,846
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,149,604
Net Asset Value, Redemption Price Per Share	$12.07
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.67
Maximum Offering Price Per Share	$12.74
CLASS L:
Net Assets	$2,708
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	225,649
Net Asset Value, Offering and Redemption Price Per Share	$12.00
CLASS C:
Net Assets	$2,276
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	193,739
Net Asset Value, Offering and Redemption Price Per Share	$11.75
CLASS R6:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,014
Net Asset Value, Offering and Redemption Price Per Share	$12.05
CLASS IR:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	986
Net Asset Value, Offering and Redemption Price Per Share	$12.11
(1) Including: Securities on Loan, at Value:	$5,453

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $304 of Foreign Taxes Withheld)	$4,308
Dividends from Security of Affiliated Issuer (Note G)	113
Income from Securities Loaned — Net	11
Total Investment Income	4,432
Expenses:
Advisory Fees (Note B)	1,115
Sub Transfer Agency Fees — Class A	60
Sub Transfer Agency Fees — Class I	56
Sub Transfer Agency Fees — Class C	2
Sub Transfer Agency Fees — Class L	1
Administration Fees (Note C)	105
Professional Fees	67
Registration Fees	35
Transfer Agency Fees — Class A (Note E)	25
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	25
Shareholder Reporting Fees	20
Directors' Fees and Expenses	5
Interest Expenses	3
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	219
Distribution and Shareholder Services Fees — Class C (Note D)	14
Distribution and Shareholder Services Fees — Class L (Note D)	10
Other Expenses	12
Total Expenses	1,782
Waiver of Advisory Fees (Note B)	(152)
Reimbursement of Class Specific Expenses — Class I (Note B)	(46)
Reimbursement of Class Specific Expenses — Class A (Note B)	(67)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	1,509
Net Investment Income	2,923
Realized Loss:
Investments Sold	(1,188)
Foreign Currency Translation	(18)
Net Realized Loss	(1,206)
Change in Unrealized Appreciation (Depreciation):
Investments	5,947
Foreign Currency Translation	12
Net Change in Unrealized Appreciation (Depreciation)	5,959
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	4,753
Net Increase in Net Assets Resulting from Operations	$7,676

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,923	$5,256
Net Realized Gain (Loss)	(1,206)	21,567
Net Change in Unrealized Appreciation (Depreciation)	5,959	(54,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,676	(27,666)
Dividends and Distributions to Shareholders:
Class I	—	(13,364)
Class A	—	(28,502)
Class L	—	(422)
Class C	—	(549)
Class R6*	—	(2)
Class IR	—	(2)
Total Dividends and Distributions to Shareholders	—	(42,841)
Capital Share Transactions:(1)
Class I:
Subscribed	17,284	57,338
Distributions Reinvested	—	13,364
Redeemed	(14,623)	(62,098)
Class A:
Subscribed	1,137	3,337
Distributions Reinvested	—	27,793
Redeemed	(10,873)	(32,795)
Class L:
Exchanged	—	49
Distributions Reinvested	—	413
Redeemed	(71)	(309)
Class C:
Subscribed	94	2,037
Distributions Reinvested	—	549
Redeemed	(1,233)	(2,388)
Class R6:*
Distributions Reinvested	—	2
Class IR:
Distributions Reinvested	—	2
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,285)	7,294
Total Decrease in Net Assets	(609)	(63,213)
Net Assets:
Beginning of Period	259,669	322,882
End of Period	$259,060	$259,669

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,421	4,062
Shares Issued on Distributions Reinvested	—	1,141
Shares Redeemed	(1,206)	(4,521)
Net Increase in Class I Shares Outstanding	215	682
Class A:
Shares Subscribed	93	228
Shares Issued on Distributions Reinvested	—	2,380
Shares Redeemed	(895)	(2,395)
Net Increase (Decrease) in Class A Shares Outstanding	(802)	213
Class L:
Shares Exchanged	—	4
Shares Issued on Distributions Reinvested	—	35
Shares Redeemed	(6)	(23)
Net Increase (Decrease) in Class L Shares Outstanding	(6)	16
Class C:
Shares Subscribed	8	141
Shares Issued on Distributions Reinvested	—	48
Shares Redeemed	(103)	(183)
Net Increase (Decrease) in Class C Shares Outstanding	(95)	6
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.76		$15.26		$14.47		$15.37		$12.39		$14.64
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.28		0.30		0.13		0.35		0.31
Net Realized and Unrealized Gain (Loss)	0.21		(1.57)		1.72		(0.36)		3.11		(1.45)
Total from Investment Operations	0.36		(1.29)		2.02		(0.23)		3.46		(1.14)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.35)		(0.40)		(0.36)		(0.37)
Net Realized Gain	—		(1.85)		(0.88)		(0.27)		(0.12)		(0.74)
Total Distributions	—		(2.21)		(1.23)		(0.67)		(0.48)		(1.11)
Net Asset Value, End of Period	$12.12		$11.76		$15.26		$14.47		$15.37		$12.39
Total Return(2)	3.06	%(3)	(8.40)%		14.14%		(1.45)%		27.94%		(8.02)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$83,206		$78,217		$91,045		$68,255		$89,371		$65,311
Ratio of Expenses Before Expense Limitation	1.20	%(4)	1.20%		1.18%		1.18%		1.16%		1.16%
Ratio of Expenses After Expense Limitation	0.97	%(4)(5)	0.97	%(5)	0.97	%(5)	0.97	%(5)	0.97	%(5)	0.97	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.97	%(4)(5)	N/A		N/A		0.97	%(5)	0.97	%(5)	N/A
Ratio of Net Investment Income	2.41	%(4)(5)	1.96	%(5)	1.95	%(5)	0.94	%(5)	2.40	%(5)	2.21	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(3)	57%		61%		62%		30%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.73		$15.22		$14.44		$15.33		$12.36		$14.60
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.24		0.27		0.11		0.31		0.28
Net Realized and Unrealized Gain (Loss)	0.21		(1.56)		1.70		(0.37)		3.10		(1.45)
Total from Investment Operations	0.34		(1.32)		1.97		(0.26)		3.41		(1.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)		(0.31)		(0.36)		(0.32)		(0.33)
Net Realized Gain	—		(1.85)		(0.88)		(0.27)		(0.12)		(0.74)
Total Distributions	—		(2.17)		(1.19)		(0.63)		(0.44)		(1.07)
Net Asset Value, End of Period	$12.07		$11.73		$15.22		$14.44		$15.33		$12.36
Total Return(2)	2.90	%(3)	(8.60)%		13.89%		(1.69)%		27.62%		(8.22)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$170,846		$175,406		$224,318		$213,128		$240,350		$212,919
Ratio of Expenses Before Expense Limitation	1.40	%(4)	1.41%		1.39%		1.38%		1.37%		1.37%
Ratio of Expenses After Expense Limitation	1.21	%(4)(5)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.21	%(5)	1.21	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.21	%(4)(5)	N/A		N/A		1.21	%(5)	1.21	%(5)	N/A
Ratio of Net Investment Income	2.17	%(4)(5)	1.70	%(5)	1.74	%(5)	0.74	%(5)	2.16	%(5)	2.00	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(3)	57%		61%		62%		30%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.70		$15.18		$14.40		$15.29		$12.33		$14.55
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.16		0.18		0.02		0.23		0.20
Net Realized and Unrealized Gain (Loss)	0.20		(1.55)		1.69		(0.36)		3.08		(1.44)
Total from Investment Operations	0.30		(1.39)		1.87		(0.34)		3.31		(1.24)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.21)		(0.28)		(0.23)		(0.24)
Net Realized Gain	—		(1.85)		(0.88)		(0.27)		(0.12)		(0.74)
Total Distributions	—		(2.09)		(1.09)		(0.55)		(0.35)		(0.98)
Net Asset Value, End of Period	$12.00		$11.70		$15.18		$14.40		$15.29		$12.33
Total Return(2)	2.56	%(3)	(9.09)%		13.28%		(2.27)%		26.87%		(8.73)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,708		$2,708		$3,275		$3,163		$3,718		$3,805
Ratio of Expenses Before Expense Limitation	1.97	%(4)	1.95%		1.98%		1.94%		1.93%		1.87%
Ratio of Expenses After Expense Limitation	1.78	%(4)(5)	1.78	%(5)	1.78	%(5)	1.78	%(5)	1.78	%(5)	1.78	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.78	%(4)(5)	N/A		N/A		1.78	%(5)	1.78	%(5)	N/A
Ratio of Net Investment Income	1.60	%(4)(5)	1.15	%(5)	1.17	%(5)	0.17	%(5)	1.58	%(5)	1.41	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(3)	57%		61%		62%		30%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Infrastructure Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.46		$14.90		$14.18		$15.08		$12.17		$14.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.08		0.12		0.14		(0.02)		0.18		0.16
Net Realized and Unrealized Gain (Loss)	0.21		(1.54)		1.66		(0.36)		3.05		(1.42)
Total from Investment Operations	0.29		(1.42)		1.80		(0.38)		3.23		(1.26)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.20)		(0.25)		(0.20)		(0.19)
Net Realized Gain	—		(1.85)		(0.88)		(0.27)		(0.12)		(0.74)
Total Distributions	—		(2.02)		(1.08)		(0.52)		(0.32)		(0.93)
Net Asset Value, End of Period	$11.75		$11.46		$14.90		$14.18		$15.08		$12.17
Total Return(2)	2.53	%(3)	(9.42)%		12.93%		(2.53)%		26.55%		(9.02)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,276		$3,314		$4,218		$2,787		$2,901		$2,580
Ratio of Expenses Before Expense Limitation	2.26	%(4)	2.22%		2.19%		2.22%		2.20%		2.20%
Ratio of Expenses After Expense Limitation	2.07	%(4)(5)	2.07	%(5)	2.07	%(5)	2.07	%(5)	2.07	%(5)	2.07	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.07	%(4)(5)	N/A		N/A		2.07	%(5)	2.07	%(5)	N/A
Ratio of Net Investment Income (Loss)	1.31	%(4)(5)	0.89	%(5)	0.92	%(5)	(0.12	)%(5)	1.30	%(5)	1.14	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(3)	57%		61%		62%		30%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Infrastructure Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.69		$15.18		$14.40		$15.29		$12.38		$14.63
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.32		0.34		0.15		0.38		0.32
Net Realized and Unrealized Gain (Loss)	0.21		(1.60)		1.67		(0.37)		3.01		(1.46)
Total from Investment Operations	0.36		(1.28)		2.01		(0.22)		3.39		(1.14)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.35)		(0.40)		(0.36)		(0.37)
Net Realized Gain	—		(1.85)		(0.88)		(0.27)		(0.12)		(0.74)
Total Distributions	—		(2.21)		(1.23)		(0.67)		(0.48)		(1.11)
Net Asset Value, End of Period	$12.05		$11.69		$15.18		$14.40		$15.29		$12.38
Total Return(3)	3.08	%(4)	(8.35)%		14.17%		(1.37)%		27.31%		(7.92)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$13		$11		$11		$24,462
Ratio of Expenses Before Expense Limitation	19.48	%(5)	17.69%		20.38%		20.65%		1.05%		1.05%
Ratio of Expenses After Expense Limitation	0.94	%(5)(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(5)(6)	N/A		N/A		0.94	%(6)	0.94	%(6)	N/A
Ratio of Net Investment Income	2.43	%(5)(6)	2.28	%(6)	2.21	%(6)	1.03	%(6)	2.71	%(6)	2.26	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	13	%(4)	57%		61%		62%		30%		43%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Infrastructure Portfolio

	Class IR
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$11.75		$15.25		$14.47		$15.36		$12.38		$14.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.32		0.34		0.15		0.35		0.20
Net Realized and Unrealized Gain (Loss)	0.21		(1.61)		1.67		(0.37)		3.11		(0.81)
Total from Investment Operations	0.36		(1.29)		2.01		(0.22)		3.46		(0.61)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)		(0.35)		(0.40)		(0.36)		(0.37)
Net Realized Gain	—		(1.85)		(0.88)		(0.27)		(0.12)		(0.74)
Total Distributions	—		(2.21)		(1.23)		(0.67)		(0.48)		(1.11)
Net Asset Value, End of Period	$12.11		$11.75		$15.25		$14.47		$15.36		$12.38
Total Return(3)	3.06	%(4)	(8.38)%		14.18%		(1.43)%		27.99%		(4.54	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$13		$11		$11		$9
Ratio of Expenses Before Expense Limitation	17.42	%(5)	18.17%		17.82%		19.68%		19.62%		18.47	%(5)
Ratio of Expenses After Expense Limitation	0.94	%(5)(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)	0.94	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	(5)(6)	N/A		N/A		0.94	%(6)	0.94	%(6)	N/A
Ratio of Net Investment Income	2.47	%(5)(6)	2.28	%(6)	2.20	%(6)	1.03	%(6)	2.65	%(6)	2.67	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(5)(7)
Portfolio Turnover Rate	13	%(4)	57%		61%		62%		30%		43	%(4)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks to provide both capital appreciation and income.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest re-ported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market;

(2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$4,160	$8,471	$—	$12,631
Communications	21,719	18,888	—	40,607
Diversified	18,979	15,053	—	34,032
Electricity Transmission & Distribution	21,769	14,785	—	36,554
Oil & Gas Storage & Transportation	65,653	18,169	—	83,822
Others	18,532	652	—	19,184
Toll Roads	—	8,004	—	8,004
Water	5,787	6,565	—	12,352
Total Common Stocks	156,599	90,587	—	247,186
Short-Term Investments
Investment Company	15,468	—	—	15,468
Repurchase Agreements	—	439	—	439
Total Short-Term Investments	15,468	439	—	15,907
Total Assets	$172,067	$91,026	$—	$263,093

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any re-bates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,453	(a)	$—	$5,453	(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $5,650,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,650	$—	$—	$—	$5,650
Total Borrowings	$5,650	$—	$—	$—	$5,650
Gross amount of recognized liabilities for securities lending transactions					$5,650

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are deter-mined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class I shares, 1.21% for Class A shares, 1.78% for Class L shares, 2.07% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $152,000 of advisory fees were waived and approximately $117,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's aver-age daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement.

For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $34,026,000 and $51,319,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$37,357	$21,889	$113
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$15,468

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2023, included in "Directors' Fees and Expenses" in the Statement of Operations amounted to approximately $2,000. At June 30, 2023, the Fund had an accrued pension liability of approximately $39,000, which is reflected as "Payable for Directors' Fees and Expenses" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,885	$35,956	$9,154	$14,602

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022 , the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,619	$—

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$5,363

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State

Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate per-centage of such owners was 68.1%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form
N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISGISAN
5842848 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
U.S. Customer Privacy Notice	30
Directors and Officers Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Insight Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Global Insight Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Insight Portfolio Class I	$1,000.00	$1,340.60	$1,019.84	$5.80	$5.01	1.00%
Global Insight Portfolio Class A	1,000.00	1,340.10	1,018.25	7.66	6.61	1.32
Global Insight Portfolio Class L	1,000.00	1,336.30	1,015.62	10.72	9.25	1.85
Global Insight Portfolio Class C	1,000.00	1,333.30	1,014.38	12.15	10.49	2.10
Global Insight Portfolio Class R6	1,000.00	1,342.40	1,020.08	5.52	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (97.6%)
Brazil (0.7%)
NU Holdings Ltd., Class A (a)	86,911	$686
Canada (7.0%)
Shopify, Inc., Class A (a)	103,263	6,671
Israel (6.3%)
Global-e Online Ltd. (a)	146,146	5,983
Korea, Republic of (5.2%)
Coupang, Inc. (a)	285,125	4,961
Netherlands (8.1%)
Adyen NV (a)	3,105	5,377
ASML Holding NV (Registered)	3,117	2,259
		7,636
Singapore (5.6%)
Grab Holdings Ltd., Class A (a)	1,341,813	4,602
Sea Ltd. ADR (a)	12,695	737
		5,339
Sweden (0.4%)
Kinnevik AB, Class B (a)	25,991	361
United States (64.3%)
10X Genomics, Inc., Class A (a)	17,120	956
Affirm Holdings, Inc. (a)	71,253	1,092
Agilon health, Inc. (a)	178,924	3,103
Arbutus Biopharma Corp. (a)	145,877	336
Bills Holdings, Inc. (a)	26,015	3,040
Block, Inc., Class A (a)	15,180	1,011
Carvana Co. (a)	53,576	1,389
Cloudflare, Inc., Class A (a)	97,128	6,349
DoorDash, Inc., Class A (a)	49,758	3,803
Doximity, Inc., Class A (a)	44,221	1,504
Ginkgo Bioworks Holdings, Inc. (a)	171,492	319
Illumina, Inc. (a)	6,970	1,307
Intellia Therapeutics, Inc. (a)	7,147	291
MercadoLibre, Inc. (a)	4,115	4,875
MicroStrategy, Inc., Class A (a)	1,466	502
Peloton Interactive, Inc., Class A (a)	102,442	788
ProKidney Corp. (a)	46,143	516
ROBLOX Corp., Class A (a)	83,162	3,351
Roivant Sciences Ltd. (a)	92,934	937
Royalty Pharma PLC, Class A	134,554	4,136
Snowflake, Inc., Class A (a)	26,653	4,690
Spotify Technology SA (a)	3,040	488
Tesla, Inc. (a)	17,345	4,540
Trade Desk, Inc., Class A (a)	78,830	6,087
Uber Technologies, Inc. (a)	126,533	5,462
		60,872
Total Common Stocks (Cost $90,266)		92,509
Preferred Stock (0.0%)‡
United States (0.0%)‡
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	22
	Shares	Value (000)
Investment Company (1.4%)
United States (1.4%)
Grayscale Bitcoin Trust (a) (Cost $1,860)	67,028	$1,286
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $931)	931,216	931
Total Investments Excluding Purchased Options (100.0%) (Cost $93,130)		94,748
Total Purchased Options Outstanding (0.3%) (Cost $408)		265
Total Investments (100.3%) (Cost $93,538) (d)(e)(f)		95,013
Liabilities in Excess of Other Assets (–0.3%)		(261)
Net Assets (100.0%)		$94,752

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2023 amounts to approximately $22,000 and represents less than 0.05% of net assets.

(c)  At June 30, 2023, the Fund held a fair valued security valued at approximately $22,000, representing less than 0.05% of net assets. This holding has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Securities are available for collateral in connection with purchased options.

(e)  The approximate fair value and percentage of net assets, $5,738,000 and 6.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,059,000 and the aggregate gross unrealized depreciation is approximately $18,584,000, resulting in net unrealized appreciation of approximately $1,475,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	17,249,664	$17,250	$112		$81	$31
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	23,789,374	23,789	5		119	(114)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	26,273,872	26,274	19		117	(98)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	21,463,987	21,464	129		91	38
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	199,460	199	—	@	1	(1)
							$265		$409	$(144)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.5%
Information Technology Services	18.6
Broadline Retail	16.6
Ground Transportation	10.5
Financial Services	8.4
Media	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $92,607)	$94,082
Investment in Security of Affiliated Issuer, at Value (Cost $931)	931
Total Investments in Securities, at Value (Cost $93,538)	95,013
Foreign Currency, at Value (Cost $13)	13
Tax Reclaim Receivable	42
Receivable for Fund Shares Sold	16
Receivable from Affiliate	7
Dividends Receivable	1
Receivable from Securities Lending Income	—	@
Other Assets	76
Total Assets	95,168
Liabilities:
Due to Broker	170
Payable for Advisory Fees	114
Payable for Professional Fees	51
Payable for Fund Shares Redeemed	21
Payable for Sub Transfer Agency Fees — Class I	9
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	5
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Administration Fees	6
Payable for Custodian Fees	5
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	26
Total Liabilities	416
Net Assets	$94,752
Net Assets Consist of:
Paid-in-Capital	$220,532
Total Accumulated Loss	(125,780)
Net Assets	$94,752

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$66,623
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,410,317
Net Asset Value, Offering and Redemption Price Per Share	$10.39
CLASS A:
Net Assets	$23,094
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,335,150
Net Asset Value, Redemption Price Per Share	$9.89
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.55
Maximum Offering Price Per Share	$10.44
CLASS L:
Net Assets	$229
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	25,624
Net Asset Value, Offering and Redemption Price Per Share	$8.94
CLASS C:
Net Assets	$4,801
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	558,312
Net Asset Value, Offering and Redemption Price Per Share	$8.60
CLASS R6:
Net Assets	$5
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	475
Net Asset Value, Offering and Redemption Price Per Share	$10.39

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Insight Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$117
Dividends from Security of Affiliated Issuer (Note G)	32
Income from Securities Loaned — Net	11
Total Investment Income	160
Expenses:
Advisory Fees (Note B)	347
Professional Fees	78
Shareholder Services Plan Fees — Class A (Note D)	26
Distribution Plan and Shareholder Services Plan Fees — Class C (Note D)	24
Distribution Plan and Shareholder Services Plan Fees — Class L (Note D)	1
Sub Transfer Agency Fees — Class I	21
Sub Transfer Agency Fees — Class A	13
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	35
Registration Fees	33
Shareholder Reporting Fees	14
Custodian Fees (Note F)	12
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Pricing Fees	2
Directors' Fees and Expenses	2
Other Expenses	9
Total Expenses	628
Waiver of Advisory Fees (Note B)	(120)
Reimbursement of Class Specific Expenses — Class I (Note B)	(10)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	493
Net Investment Loss	(333)
Realized Loss:
Investments Sold	(15,195)
Foreign Currency Translation	(2)
Net Realized Loss	(15,197)
Change in Unrealized Appreciation (Depreciation):
Investments	40,785
Foreign Currency Translation	1
Net Change in Unrealized Appreciation (Depreciation)	40,786
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	25,589
Net Increase in Net Assets Resulting from Operations	$25,256

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(333)	$(1,109)
Net Realized Loss	(15,197)	(91,822)
Net Change in Unrealized Appreciation (Depreciation)	40,786	(53,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,256	(146,310)
Dividends and Distributions to Shareholders:
Class I	—	(59)
Class A	—	(21)
Class L	—	(— @)
Class C	—	(6)
Class R6*	—	(— @)
Total Dividends and Distributions to Shareholders	—	(86)
Capital Share Transactions:(1)
Class I:
Subscribed	6,064	41,330
Distributions Reinvested	—	58
Redeemed	(12,218)	(86,880)
Class A:
Subscribed	1,057	6,444
Distributions Reinvested	—	21
Redeemed	(3,332)	(23,332)
Class L:
Distributions Reinvested	—	— @
Redeemed	—	(87)
Class C:
Subscribed	65	1,048
Distributions Reinvested	—	6
Redeemed	(903)	(5,335)
Class R6:*
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,267)	(66,727)
Total Increase (Decrease) in Net Assets	15,989	(213,123)
Net Assets:
Beginning of Period	78,763	291,886
End of Period	$94,752	$78,763

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	660	3,866
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(1,362)	(7,746)
Net Decrease in Class I Shares Outstanding	(702)	(3,873)
Class A:
Shares Subscribed	119	590
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(380)	(2,115)
Net Decrease in Class A Shares Outstanding	(261)	(1,522)
Class L:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(12)
Net Decrease in Class L Shares Outstanding	—	(12)
Class C:
Shares Subscribed	8	110
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(117)	(601)
Net Decrease in Class C Shares Outstanding	(109)	(490)
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Insight Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$7.75		$18.32		$33.83		$17.96		$13.96		$15.43
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.07)		(0.04)		(0.24)		(0.02)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.67		(10.49)		(5.05)		17.29		4.41		(0.80)
Total from Investment Operations	2.64		(10.56)		(5.09)		17.05		4.39		(0.83)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		—		—		—
Net Realized Gain	—		(0.01)		(10.41)		(1.18)		(0.39)		(0.64)
Total Distributions	—		(0.01)		(10.42)		(1.18)		(0.39)		(0.64)
Net Asset Value, End of Period	$10.39		$7.75		$18.32		$33.83		$17.96		$13.96
Total Return(3)	34.06	%(4)	(57.65)%		(14.25)%		94.98%		31.49%		(5.75)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$66,623		$55,114		$201,294		$314,038		$87,595		$60,271
Ratio of Expenses Before Expense Limitation	1.31	%(5)	1.34%		1.08%		N/A		1.21%		1.82%
Ratio of Expenses After Expense Limitation	1.00	%(5)(6)	1.00	%(6)	1.00	%(6)(7)	1.09	%(6)	1.09	%(6)	1.09	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(6)	1.00	%(6)(7)	N/A		1.09	%(6)	N/A
Ratio of Net Investment Loss	(0.63	)%(5)(6)	(0.71	)%(6)	(0.12	)%(6)	(0.94	)%(6)	(0.11	)%(6)	(0.19	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	22	%(4)	51%		112%		85%		95%		130%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to March 31, 2021, the maximum ratio was 1.10% for Class I shares.

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Insight Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$7.38		$17.52		$32.98		$17.57		$13.71		$15.21
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.11)		(0.13)		(0.29)		(0.07)		(0.08)
Net Realized and Unrealized Gain (Loss)	2.55		(10.02)		(4.92)		16.88		4.32		(0.78)
Total from Investment Operations	2.51		(10.13)		(5.05)		16.59		4.25		(0.86)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)		(10.41)		(1.18)		(0.39)		(0.64)
Net Asset Value, End of Period	$9.89		$7.38		$17.52		$32.98		$17.57		$13.71
Total Return(3)	34.01	%(4)	(57.83)%		(14.49)%		94.46%		31.04%		(6.03)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,094		$19,176		$72,157		$103,550		$43,576		$33,240
Ratio of Expenses Before Expense Limitation	1.62	%(5)	1.64%		1.36%		N/A		1.48%		1.95%
Ratio of Expenses After Expense Limitation	1.32	%(5)(6)	1.32	%(6)	1.30	%(6)(7)	1.35	%(6)	1.41	%(6)	1.41	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.32	%(6)	1.30	%(6)(7)	N/A		1.41	%(6)	N/A
Ratio of Net Investment Loss	(0.94	)%(5)(6)	(1.03	)%(6)	(0.41	)%(6)	(1.20	)%(6)	(0.43	)%(6)	(0.54	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	22	%(4)	51%		112%		85%		95%		130%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.32% for Class A shares. Prior to March 31, 2021, the maximum ratio was 1.42% for Class A shares.

(8)  Effective November 19, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class A shares. Prior to November 19, 2018, the maximum ratio was 1.45% for Class A shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$6.69		$15.97		$31.34		$16.82		$13.21		$14.75
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.14)		(0.30)		(0.40)		(0.16)		(0.16)
Net Realized and Unrealized Gain (Loss)	2.31		(9.13)		(4.66)		16.10		4.16		(0.74)
Total from Investment Operations	2.25		(9.27)		(4.96)		15.70		4.00		(0.90)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)		(10.41)		(1.18)		(0.39)		(0.64)
Net Asset Value, End of Period	$8.94		$6.69		$15.97		$31.34		$16.82		$13.21
Total Return(3)	33.63	%(4)	(58.06)%		(14.96)%		93.38%		30.32%		(6.50)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$229		$171		$602		$923		$573		$462
Ratio of Expenses Before Expense Limitation	3.07	%(5)	2.72%		2.04%		2.09%		2.16%		3.29%
Ratio of Expenses After Expense Limitation	1.85	%(5)(6)	1.85	%(6)	1.87	%(6)(7)	1.94	%(6)	1.94	%(6)	1.94	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.85	%(6)	1.87	%(6)(7)	N/A		1.94	%(6)	N/A
Ratio of Net Investment Loss	(1.48	)%(5)(6)	(1.54	)%(6)	(0.98	)%(6)	(1.79	)%(6)	(0.96	)%(6)	(1.03	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	22	%(4)	51%		112%		85%		95%		130%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to March 31, 2021, the maximum ratio was 1.95% for Class L shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Insight Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$6.45		$15.40		$30.73		$16.54		$13.03		$14.60
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.16)		(0.34)		(0.43)		(0.19)		(0.18)
Net Realized and Unrealized Gain (Loss)	2.21		(8.78)		(4.58)		15.80		4.09		(0.75)
Total from Investment Operations	2.15		(8.94)		(4.92)		15.37		3.90		(0.93)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)		(10.41)		(1.18)		(0.39)		(0.64)
Net Asset Value, End of Period	$8.60		$6.45		$15.40		$30.73		$16.54		$13.03
Total Return(3)	33.33	%(4)	(58.07)%		(15.14)%		92.97%		29.97%		(6.77)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,801		$4,298		$17,824		$20,633		$10,984		$9,272
Ratio of Expenses Before Expense Limitation	2.37	%(5)	2.36%		2.08%		N/A		2.24%		2.70%
Ratio of Expenses After Expense Limitation	2.10	%(5)(6)	2.06	%(6)	2.04	%(6)(7)	2.11	%(6)	2.19	%(6)	2.19	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.06	%(6)	2.04	%(6)(7)	N/A		2.19	%(6)	N/A
Ratio of Net Investment Loss	(1.72	)%(5)(6)	(1.76	)%(6)	(1.14	)%(6)	(1.96	)%(6)	(1.21	)%(6)	(1.29	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	22	%(4)	51%		112%		85%		95%		130%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to March 31, 2021, the maximum ratio was 2.20% for Class C shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Insight Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from June 14, 2021(2) to December 31, 2021
Net Asset Value, Beginning of Period	$7.74		$18.30		$33.39
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.07)		(0.20)
Net Realized and Unrealized Gain (Loss)	2.68		(10.48)		(4.45)
Total from Investment Operations	2.65		(10.55)		(4.65)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)
Net Realized Gain	—		(0.01)		(10.41)
Total Distributions	—		(0.01)		(10.44)
Net Asset Value, End of Period	$10.39		$7.74		$18.30
Total Return(4)	34.24	%(5)	(57.66)%		(13.11	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5		$4		$9
Ratio of Expenses Before Expense Limitation	49.95	%(6)	44.13%		17.00	%(6)
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.95	%(7)	0.95	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.95	%(7)	0.95	%(6)(7)
Ratio of Net Investment Loss	(0.58	)%(6)(7)	(0.67	)%(7)	(0.62	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(6)(8)
Portfolio Turnover Rate	22	%(5)	51%		112%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Global Insight Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $1,467,000 or approximately 1.55% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$4,540	$—	$—	$4,540
Banks	686	—	—	686
Biotechnology	2,080	—	—	2,080
Broadline Retail	15,819	—	—	15,819
Chemicals	319	—	—	319
Entertainment	4,576	—	—	4,576
Financial Services	2,103	5,738	—	7,841
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Ground Transportation	$10,064	$—	$—	$10,064
Health Care Providers & Services	3,103	—	—	3,103
Health Care Technology	1,504	—	—	1,504
Hotels, Restaurants & Leisure	3,803	—	—	3,803
Information Technology Services	17,710	—	—	17,710
Leisure Products	788	—	—	788
Life Sciences Tools & Services	2,263	—	—	2,263
Media	6,087	—	—	6,087
Pharmaceuticals	4,136	—	—	4,136
Semiconductors & Semiconductor Equipment	2,259	—	—	2,259
Software	3,542	—	—	3,542
Specialty Retail	1,389	—	—	1,389
Total Common Stocks	86,771	5,738	—	92,509
Preferred Stock
Software	—	—	22	22
Investment Company	1,286	—	—	1,286
Call Options Purchased	—	265	—	265
Short-Term Investment
Investment Company	931	—	—	931
Total Assets	$88,988	$6,003	$22	$95,013

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$30
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(8)
Realized gains (losses)	—
Ending Balance	$22
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$(8)

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2023:

	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$22	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.5	x	Increase
			Discount for Lack of Marketability	16.0%		Decrease
		Comparable Transactions	Enterprise Value/ Revenue	9.3	x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$265	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(58	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$265	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(b) (000)		Net Amount (not less than $0) (000)
Goldman Sachs International	$—	@	$—	$	(— @)	$0
JPMorgan Chase Bank NA	117		—		(20)	97
Standard Chartered Bank	148		—		(40)	108
Total	$265		$—		$(60)	$205

@ Amount is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	74,667,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2023, the Fund did not have any outstanding securities on loan.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.32% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $120,000 of advisory fees were waived and approximately $14,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $18,783,000 and $28,633,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and adminis-

tration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$767	$16,662	$16,498	$32
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$931

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$86	$—	$23,356	$96,004

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$3,228	$(3,228)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $41,309,000 and $34,499,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$423	$18,466

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 57.3%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions im-

pact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGISAN
5842781 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	25
Liquidity Risk Management Program	27
U.S. Customer Privacy Notice	28
Directors and Officers Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Global Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Opportunity Portfolio Class I	$1,000.00	$1,343.70	$1,019.98	$5.64	$4.86	0.97%
Global Opportunity Portfolio Class A	1,000.00	1,341.80	1,018.60	7.26	6.26	1.25
Global Opportunity Portfolio Class L	1,000.00	1,341.30	1,018.10	7.84	6.76	1.35
Global Opportunity Portfolio Class C	1,000.00	1,337.10	1,015.03	11.42	9.84	1.97
Global Opportunity Portfolio Class R6	1,000.00	1,344.40	1,020.48	5.06	4.36	0.87
Global Opportunity Portfolio Class IR	1,000.00	1,344.40	1,020.48	5.06	4.36	0.87

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Argentina (0.6%)
Globant SA (a)	91,714	$16,483
Brazil (0.9%)
NU Holdings Ltd., Class A (a)	3,209,225	25,321
Canada (4.7%)
Shopify, Inc., Class A (a)	2,011,859	129,966
China (3.8%)
Meituan, Class B (a)(b)	3,639,900	57,077
Trip.com Group Ltd. ADR (a)	1,347,354	47,157
		104,234
Denmark (6.5%)
DSV AS	842,732	177,009
France (3.4%)
Hermes International	43,143	93,781
Germany (1.4%)
Adidas AG	193,395	37,543
India (9.0%)
HDFC Bank Ltd.	8,112,673	168,361
ICICI Bank Ltd. ADR	3,352,129	77,367
		245,728
Italy (4.1%)
Moncler SpA	1,623,210	112,306
Japan (1.6%)
Keyence Corp.	93,500	44,427
Korea, Republic of (4.7%)
Coupang, Inc. (a)	5,660,066	98,485
KakaoBank Corp.	611,700	11,120
NAVER Corp.	147,638	20,667
		130,272
Netherlands (1.0%)
Adyen NV (a)	16,092	27,866
Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	11,991,438	41,131
United States (56.1%)
Adobe, Inc. (a)	231,182	113,046
Amazon.com, Inc. (a)	848,141	110,564
Block, Inc., Class A (a)	850,626	56,626
DoorDash, Inc., Class A (a)	716,296	54,739
Endeavor Group Holdings, Inc., Class A (a)	1,092,071	26,122
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	161,144	63,378
MercadoLibre, Inc. (a)	116,521	138,031
Meta Platforms, Inc., Class A (a)	549,958	157,827
Salesforce, Inc. (a)	394,418	83,325
ServiceNow, Inc. (a)	359,236	201,880
Snowflake, Inc., Class A (a)	73,829	12,992
Spotify Technology SA (a)	541,455	86,931
Uber Technologies, Inc. (a)	6,043,626	260,903
	Shares	Value (000)
Visa, Inc., Class A	322,747	$76,646
Walt Disney Co. (a)	899,570	80,314
World Wrestling Entertainment, Inc., Class A	169,904	18,429
		1,541,753
Total Common Stocks (Cost $1,694,767)		2,727,820
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $38,689)	38,688,922	38,689
Total Investments (100.7%) (Cost $1,733,456) (e)(f)		2,766,509
Liabilities in Excess of Other Assets (–0.7%)		(18,725)
Net Assets (100.0%)		$2,747,784

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security (excluding 144A holdings) at June 30, 2023 amounts to $0 and represents 0.0% of net assets.

(d)  At June 30, 2023, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $750,157,000 and 27.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,190,633,000 and the aggregate gross unrealized depreciation is approximately $157,580,000, resulting in net unrealized appreciation of approximately $1,033,053,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Software	14.4%
Broadline Retail	12.6
Ground Transportation	10.9
Banks	10.2
Textiles, Apparel & Luxury Goods	8.8
Financial Services	8.1
Entertainment	7.6
Interactive Media & Services	6.4
Air Freight & Logistics	6.4
Information Technology Services	5.8
Hotels, Restaurants & Leisure	5.8
Other*	3.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,694,767)	$2,727,820
Investment in Security of Affiliated Issuer, at Value (Cost $38,689)	38,689
Total Investments in Securities, at Value (Cost $1,733,456)	2,766,509
Foreign Currency, at Value (Cost $118)	118
Cash	3
Dividends Receivable	1,521
Receivable for Fund Shares Sold	1,260
Tax Reclaim Receivable	796
Receivable from Affiliate	152
Receivable for Investments Sold	17
Other Assets	329
Total Assets	2,770,705
Liabilities:
Payable for Investments Purchased	7,495
Deferred Capital Gain Country Tax	5,849
Payable for Advisory Fees	4,789
Payable for Fund Shares Redeemed	3,513
Payable for Sub Transfer Agency Fees — Class I	293
Payable for Sub Transfer Agency Fees — Class A	102
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	24
Payable for Shareholder Services Fees — Class A	167
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	156
Payable for Administration Fees	177
Payable for Custodian Fees	61
Payable for Professional Fees	56
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	10
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	218
Total Liabilities	22,921
Net Assets	$2,747,784
Net Assets Consist of:
Paid-in-Capital	$1,834,182
Total Distributable Earnings	913,602
Net Assets	$2,747,784

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$1,501,521
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	54,947,166
Net Asset Value, Offering and Redemption Price Per Share	$27.33
CLASS A:
Net Assets	$831,849
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,298,692
Net Asset Value, Redemption Price Per Share	$25.75
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.43
Maximum Offering Price Per Share	$27.18
CLASS L:
Net Assets	$31,953
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,266,363
Net Asset Value, Offering and Redemption Price Per Share	$25.23
CLASS C:
Net Assets	$183,644
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,793,813
Net Asset Value, Offering and Redemption Price Per Share	$23.56
CLASS R6:
Net Assets	$88,734
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,224,645
Net Asset Value, Offering and Redemption Price Per Share	$27.52
CLASS IR:
Net Assets	$110,083
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,994,252
Net Asset Value, Offering and Redemption Price Per Share	$27.56

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $932 of Foreign Taxes Withheld)	$5,397
Dividends from Security of Affiliated Issuer (Note G)	749
Total Investment Income	6,146
Expenses:
Advisory Fees (Note B)	9,358
Shareholder Services Fees — Class A (Note D)	952
Distribution and Shareholder Services Fees — Class L (Note D)	107
Distribution and Shareholder Services Fees — Class C (Note D)	835
Sub Transfer Agency Fees — Class I	656
Sub Transfer Agency Fees — Class A	404
Sub Transfer Agency Fees — Class L	7
Sub Transfer Agency Fees — Class C	83
Administration Fees (Note C)	1,006
Transfer Agency Fees — Class I (Note E)	31
Transfer Agency Fees — Class A (Note E)	113
Transfer Agency Fees — Class L (Note E)	19
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6 (Note E)	9
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	146
Shareholder Reporting Fees	117
Professional Fees	86
Registration Fees	65
Directors' Fees and Expenses	23
Pricing Fees	2
Other Expenses	75
Total Expenses	14,099
Distribution Fees — Class L Shares waived (Note D)	(64)
Rebate from Morgan Stanley Affiliate (Note G)	(32)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(8)
Net Expenses	13,995
Net Investment Loss	(7,849)
Realized Gain (Loss):
Investments Sold (Net of $907 of Capital Gain Country Tax)	26,753
Foreign Currency Translation	(67)
Net Realized Gain	26,686
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $263)	718,503
Foreign Currency Translation	32
Net Change in Unrealized Appreciation (Depreciation)	718,535
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	745,221
Net Increase in Net Assets Resulting from Operations	$737,372

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(7,849)	$(29,730)
Net Realized Gain	26,686	144,760
Net Change in Unrealized Appreciation (Depreciation)	718,535	(2,776,642)
Net Increase (Decrease) in Net Assets Resulting from Operations	737,372	(2,661,612)
Dividends and Distributions to Shareholders:
Class I	—	(245,165)
Class A	—	(138,660)
Class L	—	(5,119)
Class C	—	(33,274)
Class R6*	—	(15,609)
Class IR	—	(19,569)
Total Dividends and Distributions to Shareholders	—	(457,396)
Capital Share Transactions:(1)
Class I:
Subscribed	172,362	597,831
Distributions Reinvested	—	234,271
Redeemed	(291,857)	(2,265,331)
Class A:
Subscribed	23,050	74,546
Distributions Reinvested	—	136,586
Redeemed	(89,610)	(327,122)
Class L:
Exchanged	5	81
Distributions Reinvested	—	4,829
Redeemed	(1,115)	(3,732)
Class C:
Subscribed	10,142	11,942
Distributions Reinvested	—	32,674
Redeemed	(23,476)	(117,606)
Class R6:*
Subscribed	4,064	39,201
Distributions Reinvested	—	14,898
Redeemed	(16,118)	(137,749)
Class IR:
Subscribed	—	21,000
Distributions Reinvested	—	19,569
Redeemed	(27,332)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(239,885)	(1,664,112)
Total Increase (Decrease) in Net Assets	497,487	(4,783,120)
Net Assets:
Beginning of Period	2,250,297	7,033,417
End of Period	$2,747,784	$2,250,297

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,154	19,655
Shares Issued on Distributions Reinvested	—	11,400
Shares Redeemed	(12,146)	(78,663)
Net Decrease in Class I Shares Outstanding	(4,992)	(47,608)
Class A:
Shares Subscribed	995	2,599
Shares Issued on Distributions Reinvested	—	7,041
Shares Redeemed	(3,924)	(12,083)
Net Decrease in Class A Shares Outstanding	(2,929)	(2,443)
Class L:
Shares Exchanged	— @@	3
Shares Issued on Distributions Reinvested	—	254
Shares Redeemed	(50)	(144)
Net Increase (Decrease) in Class L Shares Outstanding	(50)	113
Class C:
Shares Subscribed	470	448
Shares Issued on Distributions Reinvested	—	1,834
Shares Redeemed	(1,123)	(4,550)
Net Decrease in Class C Shares Outstanding	(653)	(2,268)
Class R6:*
Shares Subscribed	165	1,176
Shares Issued on Distributions Reinvested	—	720
Shares Redeemed	(649)	(4,898)
Net Decrease in Class R6 Shares Outstanding	(484)	(3,002)
Class IR:
Shares Subscribed	—	586
Shares Issued on Distributions Reinvested	—	944
Shares Redeemed	(1,145)	—
Net Increase (Decrease) in Class IR Shares Outstanding	(1,145)	1,530

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$20.34		$42.69		$44.75		$29.12		$21.50		$22.94
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.19)		(0.36)		(0.28)		(0.12)		(0.07)
Net Realized and Unrealized Gain (Loss)	7.05		(17.49)		0.40		16.43		7.74		(1.20)
Total from Investment Operations	6.99		(17.68)		0.04		16.15		7.62		(1.27)
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.67)		(2.10)		(0.52)		—		(0.17)
Net Asset Value, End of Period	$27.33		$20.34		$42.69		$44.75		$29.12		$21.50
Total Return(3)	34.37	%(4)	(41.54)%		0.22%		55.47%		35.44%		(5.66)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,501,521		$1,219,122		$4,591,358		$4,498,617		$2,220,219		$1,337,133
Ratio of Expenses Before Expense Limitation	0.97	%(5)	0.95%		0.92%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.97	%(5)(6)	0.95	%(6)	0.92	%(6)	0.92	%(6)	0.94	%(6)	0.94	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.94	%(6)	N/A
Ratio of Net Investment Loss	(0.47	)%(5)(6)	(0.64	)%(6)	(0.78	)%(6)	(0.79	)%(6)	(0.44	)%(6)	(0.30	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	23%		21%		22%		15%		28%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to January 1, 2018, the maximum ratio was 0.81% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$19.20		$40.86		$43.04		$28.10		$20.81		$22.28
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.26)		(0.47)		(0.35)		(0.18)		(0.14)
Net Realized and Unrealized Gain (Loss)	6.64		(16.73)		0.39		15.81		7.47		(1.16)
Total from Investment Operations	6.55		(16.99)		(0.08)		15.46		7.29		(1.30)
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.67)		(2.10)		(0.52)		—		(0.17)
Net Asset Value, End of Period	$25.75		$19.20		$40.86		$43.04		$28.10		$20.81
Total Return(3)	34.18	%(4)	(41.74)%		(0.05)%		55.03%		35.03%		(5.96)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$831,849		$676,246		$1,539,078		$1,697,016		$1,070,124		$790,571
Ratio of Expenses Before Expense Limitation	1.25	%(5)	1.24%		1.20%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.25	%(5)(6)	1.24	%(6)	1.20	%(6)	1.20	%(6)	1.22	%(6)	1.26	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.22	%(6)	N/A
Ratio of Net Investment Loss	(0.76	)%(5)(6)	(0.94	)%(6)	(1.06	)%(6)	(1.06	)%(6)	(0.72	)%(6)	(0.59	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	23%		21%		22%		15%		28%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to January 1, 2018, the maximum ratio was 1.23% for Class A shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$18.82		$40.23		$42.44		$27.72		$20.54		$22.01
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.28)		(0.48)		(0.36)		(0.19)		(0.15)
Net Realized and Unrealized Gain (Loss)	6.50		(16.46)		0.37		15.60		7.37		(1.15)
Total from Investment Operations	6.41		(16.74)		(0.11)		15.24		7.18		(1.30)
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.67)		(2.10)		(0.52)		—		(0.17)
Net Asset Value, End of Period	$25.23		$18.82		$40.23		$42.44		$27.72		$20.54
Total Return(3)	34.13	%(4)	(41.77)%		(0.12)%		54.99%		34.96%		(6.04)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,953		$24,766		$48,426		$53,675		$40,836		$33,913
Ratio of Expenses Before Expense Limitation	1.80	%(5)	1.76%		1.69%		1.71%		1.74%		1.78%
Ratio of Expenses After Expense Limitation	1.35	%(5)(6)	1.31	%(6)	1.24	%(6)	1.25	%(6)	1.28	%(6)	1.32	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.28	%(6)	N/A
Ratio of Net Investment Loss	(0.85	)%(5)(6)	(1.01	)%(6)	(1.10	)%(6)	(1.10	)%(6)	(0.78	)%(6)	(0.65	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	23%		21%		22%		15%		28%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class L shares. Prior to January 1, 2018, the maximum ratio was 1.50% for Class L shares.

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$17.63		$38.43		$40.90		$26.90		$20.07		$21.64
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.15)		(0.43)		(0.74)		(0.57)		(0.35)		(0.30)
Net Realized and Unrealized Gain (Loss)	6.08		(15.70)		0.37		15.09		7.18		(1.10)
Total from Investment Operations	5.93		(16.13)		(0.37)		14.52		6.83		(1.40)
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.67)		(2.10)		(0.52)		—		(0.17)
Net Asset Value, End of Period	$23.56		$17.63		$38.43		$40.90		$26.90		$20.07
Total Return(3)	33.71	%(4)	(42.15)%		(0.77)%		53.99%		34.03%		(6.61)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$183,644		$148,874		$411,765		$436,790		$251,160		$159,642
Ratio of Expenses Before Expense Limitation	1.97	%(5)	1.95%		1.90%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.97	%(5)(6)	1.95	%(6)	1.90	%(6)	1.91	%(6)	1.94	%(6)	1.95	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.94	%(6)	N/A
Ratio of Net Investment Loss	(1.48	)%(5)(6)	(1.64	)%(6)	(1.76	)%(6)	(1.77	)%(6)	(1.45	)%(6)	(1.30	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	23%		21%		22%		15%		28%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to January 1, 2018, the maximum ratio was 2.20% for Class C shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		2018(2)
Net Asset Value, Beginning of Period	$20.47		$42.89		$44.90		$29.18		$21.53		$23.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.17)		(0.31)		(0.25)		(0.14)		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	7.10		(17.58)		0.40		16.49		7.79		(1.30)
Total from Investment Operations	7.05		(17.75)		0.09		16.24		7.65		(1.30)
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.67)		(2.10)		(0.52)		—		(0.17)
Net Asset Value, End of Period	$27.52		$20.47		$42.89		$44.90		$29.18		$21.53
Total Return(5)	34.44	%(6)	(41.51)%		0.33%		55.67%		35.53%		(5.78)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$88,734		$75,921		$287,811		$367,927		$124,173		$2,156
Ratio of Expenses Before Expense Limitation	0.89	%(7)	0.87%		0.82%		N/A		0.86%		N/A
Ratio of Expenses After Expense Limitation	0.87	%(7)(8)	0.86	%(8)	0.82	%(8)	0.82	%(8)	0.84	%(8)	0.88	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.84	%(8)	N/A
Ratio of Net Investment Loss	(0.38	)%(7)(8)	(0.57	)%(8)	(0.68	)%(8)	(0.70	)%(8)	(0.51	)%(8)	(0.02	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	2	%(6)	23%		21%		22%		15%		28%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class R6 shares. Prior to January 1, 2018, the maximum ratio was 0.72% for Class R6 shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2023,		Year Ended December 31,								Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$20.50		$42.94		$44.96		$29.22		$21.56		$26.67
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.16)		(0.32)		(0.24)		(0.09)		(0.06)
Net Realized and Unrealized Gain (Loss)	7.11		(17.61)		0.40		16.50		7.75		(4.88)
Total from Investment Operations	7.06		(17.77)		0.08		16.26		7.66		(4.94)
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.67)		(2.10)		(0.52)		—		(0.17)
Net Asset Value, End of Period	$27.56		$20.50		$42.94		$44.96		$29.22		$21.56
Total Return(4)	34.44	%(5)	(41.51)%		0.31%		55.66%		35.53%		(18.63	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$110,083		$105,368		$154,979		$114,510		$73,569		$54,284
Ratio of Expenses Before Expense Limitation	0.87	%(6)	0.86%		0.82%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.87	%(6)(7)	0.86	%(7)	0.82	%(7)	0.82	%(7)	0.84	%(7)	0.88	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.84	%(7)	N/A
Ratio of Net Investment Loss	(0.38	)%(6)(7)	(0.57	)%(7)	(0.68	)%(7)	(0.69	)%(7)	(0.35	)%(7)	(0.46	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01	%(6)
Portfolio Turnover Rate	2	%(5)	23%		21%		22%		15%		28%

(1)  Commencement of Offering.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Global Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective December 31, 2020, the Fund suspended offering of Class I, Class A, Class C, Class R6 and Class IR shares to new investors with certain exception. Effective January 2, 2023, the Fund recommenced offering Class I, Class A, Class C, Class R6 and Class IR shares. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the

Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented 0% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$177,009	$—		$177,009
Banks	102,688	179,481	—		282,169
Broadline Retail	347,080	—	—		347,080
Electronic Equipment, Instruments & Components	—	44,427	—	†	44,427	†
Entertainment	211,796	—	—		211,796
Financial Services	196,650	27,866	—		224,516
Ground Transportation	302,034	—	—		302,034
Hotels, Restaurants & Leisure	101,896	57,077	—		158,973
Information Technology Services	159,441	—	—		159,441
Interactive Media & Services	157,827	20,667	—		178,494
Software	398,251	—	—		398,251
Textiles, Apparel & Luxury Goods	—	243,630	—		243,630
Total Common Stocks	1,977,663	750,157	—	†	2,727,820	†
Short-Term Investment
Investment Company	38,689	—	—		38,689
Total Assets	$2,016,352	$750,157	$—	†	$2,766,509	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.40% for Class L shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $8,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2023, this waiver amounted to approximately $64,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $8,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $43,447,000 and $294,927,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $32,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$276,085	$237,396	$749
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$38,689

During the six months ended June 30, 2023, the Fund incurred approximately $3,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable,

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$457,396	$43,647	$298,565

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, a net operating loss and tax adjustments related to the Subsidiary resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$59,172	$(59,172)

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$61,561

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$108,181

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 53.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, and Administrator together are referred to as the "Adviser" and the advisory, and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

31

(This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
5845632 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	13
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Directors and Officers Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Permanence Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Global Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Permanence Portfolio Class I	$1,000.00	$1,194.40	$1,019.89	$5.39	$4.96	0.99%
Global Permanence Portfolio Class A	1,000.00	1,191.90	1,018.20	7.23	6.66	1.33
Global Permanence Portfolio Class C	1,000.00	1,187.90	1,014.43	11.34	10.44	2.09
Global Permanence Portfolio Class R6	1,000.00	1,194.10	1,020.13	5.11	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Brazil (0.3%)
Vale SA	2,473	$33
Canada (11.9%)
Canadian National Railway Co.	1,299	157
Constellation Software, Inc.	229	475
FirstService Corp.	279	43
Lumine Group, Inc. (a)	444	6
Topicus.com, Inc. (a)	6,625	543
		1,224
France (9.7%)
Airbus SE	653	95
Christian Dior SE	94	84
EssilorLuxottica SA	543	102
Eurofins Scientific SE	7,841	498
Hermes International	12	26
L'Oreal SA	58	27
Remy Cointreau SA	110	18
Safran SA	901	141
		991
India (2.5%)
HDFC Bank Ltd. ADR	3,677	256
Italy (1.3%)
Brunello Cucinelli SpA	939	83
Ferrari NV	158	51
		134
Netherlands (2.2%)
ASML Holding NV (Registered)	213	154
Universal Music Group NV	3,319	74
		228
United Kingdom (10.1%)
Babcock International Group PLC (a)	59,980	215
Rentokil Initial PLC	60,266	471
Victoria PLC (a)	47,456	356
		1,042
United States (58.5%)
Alphabet, Inc., Class C (a)	2,097	254
Amazon.com, Inc. (a)	5,769	752
Brown & Brown, Inc.	2,313	159
Cloudflare, Inc., Class A (a)	11,835	774
Danaher Corp.	1,050	252
Dollar General Corp.	2,100	357
Floor & Decor Holdings, Inc., Class A (a)	5,054	525
Gartner, Inc. (a)	291	102
Illumina, Inc. (a)	2,413	452
Intercontinental Exchange, Inc.	4,451	503
Linde PLC	246	94
MSCI, Inc.	38	18
Pool Corp.	983	368
Procore Technologies, Inc. (a)	2,394	156
Progressive Corp.	567	75
	Shares	Value (000)
Royal Gold, Inc.	991	$114
Royalty Pharma PLC, Class A	19,247	592
S&P Global, Inc.	384	154
Texas Pacific Land Corp.	78	103
Tyler Technologies, Inc. (a)	383	160
Waste Connections, Inc.	367	52
		6,016
Total Common Stocks (Cost $9,076)		9,924
Investment Company (1.0%)
United States (1.0%)
Grayscale Bitcoin Trust (a) (Cost $94)	5,584	107
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $85)	85,007	85
Total Investments Excluding Purchased Options (98.3%) (Cost $9,255)		10,116
Total Purchased Options Outstanding (0.2%) (Cost $23)		21
Total Investments (98.5%) (Cost $9,278) (b)(c)(d)		10,137
Other Assets in Excess of Liabilities (1.5%)		152
Net Assets (100.0%)		$10,289

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with purchased options.

(c)  The approximate fair value and percentage of net assets, $2,190,000 and 21.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,124,000 and the aggregate gross unrealized depreciation is approximately $265,000, resulting in net unrealized appreciation of approximately $859,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	1,007,380	$1,007	$6		$5		$1
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	791,929	792	—	@	4		(4)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	1,001,604	1,002	1		4		(3)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	2,268,747	2,269	14		10		4
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	8,108	8	—	@	—	@	— @
							$21		$23		$(2)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.8%
Software	13.2
Life Sciences Tools & Services	11.9
Information Technology Services	8.7
Broadline Retail	7.4
Capital Markets	6.7
Pharmaceuticals	5.9
Specialty Retail	5.2
Commercial Services & Supplies	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Permanence Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,193)	$10,052
Investment in Security of Affiliated Issuer, at Value (Cost $85)	85
Total Investments in Securities, at Value (Cost $9,278)	10,137
Foreign Currency, at Value (Cost $10)	10
Cash	1
Receivable for Investments Sold	81
Due from Adviser	48
Receivable from Affiliate	2
Dividends Receivable	1
Other Assets	68
Total Assets	10,348
Liabilities:
Payable for Professional Fees	46
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Custodian Fees	—	@
Other Liabilities	10
Total Liabilities	59
Net Assets	$10,289
Net Assets Consist of:
Paid-in-Capital	$9,213
Total Distributable Earnings	1,076
Net Assets	$10,289
CLASS I:
Net Assets	$5,433
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	421,326
Net Asset Value, Offering and Redemption Price Per Share	$12.90
CLASS A:
Net Assets	$3,872
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	304,181
Net Asset Value, Redemption Price Per Share	$12.73
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.71
Maximum Offering Price Per Share	$13.44
CLASS C:
Net Assets	$968
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	78,507
Net Asset Value, Offering and Redemption Price Per Share	$12.33
CLASS R6:
Net Assets	$16
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,200
Net Asset Value, Offering and Redemption Price Per Share	$12.92

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Permanence Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$29
Dividends from Security of Affiliated Issuer (Note G)	9
Non-Cash Dividends from Securities of Unaffiliated Issuers	5
Total Investment Income	43
Expenses:
Professional Fees	74
Advisory Fees (Note B)	30
Registration Fees	24
Custodian Fees (Note F)	10
Shareholder Reporting Fees	7
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	3
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	3
Pricing Fees	2
Directors' Fees and Expenses	1
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	8
Total Expenses	171
Expenses Reimbursed by Adviser (Note B)	(93)
Waiver of Advisory Fees (Note B)	(30)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	45
Net Investment Loss	(2)
Realized Gain:
Investments Sold	283
Foreign Currency Translation	1
Net Realized Gain	284
Change in Unrealized Appreciation (Depreciation):
Investments	960
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,244
Net Increase in Net Assets Resulting from Operations	$1,242

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(2)	$(3)
Net Realized Gain (Loss)	284	(21)
Net Change in Unrealized Appreciation (Depreciation)	960	(970)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,242	(994)
Dividends and Distributions to Shareholders:
Class I	—	(58)
Class A	—	(20)
Class C	—	(2)
Class R6*	—	(— @)
Total Dividends and Distributions to Shareholders	—	(80)
Capital Share Transactions:(1)
Class I:
Subscribed	1,427	290
Distributions Reinvested	—	58
Redeemed	(34)	(158)
Class A:
Subscribed	2,680	1,950
Distributions Reinvested	—	20
Redeemed	(65)	(927)
Class C:
Subscribed	806	65
Distributions Reinvested	—	2
Redeemed	—	(1)
Class R6:*
Distributions Reinvested	—	— @
Net Increase in Net Assets Resulting from Capital Share Transactions	4,814	1,299
Total Increase in Net Assets	6,056	225
Net Assets:
Beginning of Period	4,233	4,008
End of Period	$10,289	$4,233
(1) Capital Share Transactions:
Class I:
Shares Subscribed	121	25
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(3)	(14)
Net Increase in Class I Shares Outstanding	118	16
Class A:
Shares Subscribed	229	165
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(5)	(89)
Net Increase in Class A Shares Outstanding	224	78
Class C:
Shares Subscribed	70	7
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(— @@)
Net Increase in Class C Shares Outstanding	70	7
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Permanence Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,						Period from April 30, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		December 31, 2019(2)
Net Asset Value, Beginning of Period	$10.80		$13.72		$13.41		$10.63		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.00	)(4)	(0.01)		(0.03)		0.04
Net Realized and Unrealized Gain (Loss)	2.09		(2.73)		2.56		2.90		0.59
Total from Investment Operations	2.10		(2.73)		2.55		2.87		0.63
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		(0.07)		—
Net Realized Gain	—		(0.19)		(2.19)		(0.02)		—
Total Distributions	—		(0.19)		(2.24)		(0.09)		—
Net Asset Value, End of Period	$12.90		$10.80		$13.72		$13.41		$10.63
Total Return(5)	19.44	%(6)	(19.88)%		19.73%		27.06%		6.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,433		$3,278		$3,947		$3,202		$2,471
Ratio of Expenses Before Expense Limitation	4.31	%(7)	7.62%		7.77%		8.62%		12.79	%(7)
Ratio of Expenses After Expense Limitation	0.99	%(7)(8)	1.00	%(8)	1.00	%(8)	1.00	%(8)	0.99	%(7)(8)
Ratio of Net Investment Income (Loss)	0.15	%(7)(8)	(0.02	)%(8)	(0.04	)%(8)	(0.30	)%(8)	0.53	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01	%(7)
Portfolio Turnover Rate	42	%(6)	68%		57%		113%		35	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Permanence Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,						Period from April 30, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		December 31, 2019(2)
Net Asset Value, Beginning of Period	$10.68		$13.61		$13.37		$10.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		(0.02)		(0.06)		(0.07)		0.01
Net Realized and Unrealized Gain (Loss)	2.06		(2.72)		2.54		2.89		0.60
Total from Investment Operations	2.05		(2.74)		2.48		2.82		0.61
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		(0.04)		—
Net Realized Gain	—		(0.19)		(2.19)		(0.02)		—
Total Distributions	—		(0.19)		(2.24)		(0.06)		—
Net Asset Value, End of Period	$12.73		$10.68		$13.61		$13.37		$10.61
Total Return(4)	19.19	%(5)	(20.11)%		19.27%		26.57%		6.10	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,872		$858		$29		$19		$11
Ratio of Expenses Before Expense Limitation	4.61	%(6)	8.05%		17.77%		26.08%		30.61	%(6)
Ratio of Expenses After Expense Limitation	1.33	%(6)(7)	1.35	%(7)	1.35	%(7)	1.35	%(7)	1.34	%(6)(7)
Ratio of Net Investment Income (Loss)	(0.19	)%(6)(7)	(0.20	)%(7)	(0.42	)%(7)	(0.65	)%(7)	0.17	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(6)
Portfolio Turnover Rate	42	%(5)	68%		57%		113%		35	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Permanence Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,						Period from April 30, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		December 31, 2019(2)
Net Asset Value, Beginning of Period	$10.38		$13.34		$13.24		$10.56		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.14)		(0.16)		(0.15)		(0.04)
Net Realized and Unrealized Gain (Loss)	2.01		(2.63)		2.50		2.85		0.60
Total from Investment Operations	1.95		(2.77)		2.34		2.70		0.56
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		—		—
Net Realized Gain	—		(0.19)		(2.19)		(0.02)		—
Total Distributions	—		(0.19)		(2.24)		(0.02)		—
Net Asset Value, End of Period	$12.33		$10.38		$13.34		$13.24		$10.56
Total Return(4)	18.79	%(5)	(20.74)%		18.39%		25.60%		5.60	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$968		$84		$16		$13		$11
Ratio of Expenses Before Expense Limitation	5.61	%(6)	15.54%		24.91%		28.45%		31.59	%(6)
Ratio of Expenses After Expense Limitation	2.09	%(6)(7)	2.10	%(7)	2.10	%(7)	2.10	%(7)	2.09	%(6)(7)
Ratio of Net Investment Loss	(0.95	)%(6)(7)	(1.29	)%(7)	(1.13	)%(7)	(1.40	)%(7)	(0.57	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01	%(6)
Portfolio Turnover Rate	42	%(5)	68%		57%		113%		35	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Global Permanence Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,						Period from April 30, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(3)		December 31, 2019(3)
Net Asset Value, Beginning of Period	$10.82		$13.73		$13.42		$10.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.01		0.00	(5)	0.00	(5)	(0.03)		0.04
Net Realized and Unrealized Gain (Loss)	2.09		(2.72)		2.55		2.91		0.60
Total from Investment Operations	2.10		(2.72)		2.55		2.88		0.64
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		(0.08)		—
Net Realized Gain	—		(0.19)		(2.19)		(0.02)		—
Total Distributions	—		(0.19)		(2.24)		(0.10)		—
Net Asset Value, End of Period	$12.92		$10.82		$13.73		$13.42		$10.64
Total Return(6)	19.41	%(7)	(19.79)%		19.71%		27.09%		6.40	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16		$13		$16		$14		$11
Ratio of Expenses Before Expense Limitation	19.39	%(8)	22.37%		22.49%		26.62%		30.53	%(8)
Ratio of Expenses After Expense Limitation	0.94	%(8)(9)	0.95	%(9)	0.95	%(9)	0.95	%(9)	0.94	%(8)(9)
Ratio of Net Investment Income (Loss)	0.22	%(8)(9)	0.02	%(9)	0.01	%(9)	(0.24	)%(9)	0.59	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(8)
Portfolio Turnover Rate	42	%(7)	68%		57%		113%		35	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Global Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $111,000 or approximately 1.08% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor;

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

(4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$451	$—	$451
Automobiles	51	—	—	51
Banks	256	—	—	256
Beverages	—	18	—	18
Broadline Retail	752	—	—	752
Capital Markets	675	—	—	675
Chemicals	94	—	—	94
Commercial Services & Supplies	52	471	—	523
Consumer Staples
Distribution & Retail	357	—	—	357
Distributors	368	—	—	368
Entertainment	—	74	—	74
Ground Transportation	157	—	—	157
Health Care Equipment & Supplies	—	102	—	102
Household Durables	—	356	—	356
Information Technology Services	876	—	—	876
Insurance	234	—	—	234
Interactive Media & Services	254	—	—	254
Life Sciences Tools & Services	704	498	—	1,202
Metals & Mining	114	33	—	147
Oil, Gas & Consumable Fuels	103	—	—	103
Personal Care Products	—	27	—	27
Pharmaceuticals	592	—	—	592
Real Estate Management & Development	43	—	—	43
Semiconductors & Semiconductor Equipment	154	—	—	154
Software	1,340	—	—	1,340
Specialty Retail	525	—	—	525
Textiles, Apparel & Luxury Goods	—	193	—	193
Total Common Stocks	7,701	2,223	—	9,924
Investment Company	107	—	—	107
Call Options Purchased	—	21	—	21
Short-Term Investment
Investment Company	85	—	—	85
Total Assets	$7,893	$2,244	$—	$10,137
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$21	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$1	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$21	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$—	@	$—	$—	$—	@
JPMorgan Chase Bank NA	6		—	—	6
Standard Chartered Bank	15		—	—	15
Total	$21		$—	$—	$21

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	3,565,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $30,000 of advisory fees were waived and approximately $96,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in Transfer Agency Fees in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $7,660,000 and $3,008,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$51	$4,558	$4,524	$9
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$85

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$80	$63	$496

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022

Total Accumulated Loss (000)	Paid-in- Capital (000)
$10	$(10)

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$87

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$9	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.8%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods and for the period since the end of April 2019, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's actual management fee was lower than its peer group average, and its contractual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGPERMSAN
5845693 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Real Estate

Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	25
Liquidity Risk Management Program	27
U.S. Customer Privacy Notice	28
Directors and Officers Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Global Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class I	$1,000.00	$1,036.60	$1,019.84	$5.05	$5.01	1.00%
Global Real Estate Portfolio Class A	1,000.00	1,036.70	1,018.10	6.82	6.76	1.35
Global Real Estate Portfolio Class L	1,000.00	1,034.70	1,015.62	9.33	9.25	1.85
Global Real Estate Portfolio Class C	1,000.00	1,033.60	1,014.38	10.59	10.49	2.10
Global Real Estate Portfolio Class R6	1,000.00	1,039.10	1,020.13	4.75	4.71	0.94
Global Real Estate Portfolio Class IR	1,000.00	1,036.70	1,020.13	4.75	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Australia (3.3%)
Goodman Group REIT	34,115	$458
National Storage REIT	297,929	468
Region RE Ltd. REIT	221,991	337
		1,263
Austria (0.3%)
CA Immobilien Anlagen AG	3,373	98
Belgium (1.9%)
Aedifica SA REIT (a)	3,242	208
Shurgard Self Storage Ltd. REIT	4,104	187
Warehouses De Pauw CVA REIT	11,207	308
		703
Canada (3.0%)
Boardwalk REIT	6,148	288
Chartwell Retirement Residences (Units) (b)	40,239	288
Granite REIT	3,953	234
InterRent REIT	34,585	335
		1,145
France (0.8%)
Carmila SA REIT (c)	8,448	131
Mercialys SA REIT	17,383	157
		288
Germany (1.8%)
LEG Immobilien SE (c)	4,852	280
Vonovia SE	20,729	405
		685
Hong Kong (6.5%)
Link REIT	155,060	863
Sun Hung Kai Properties Ltd.	76,367	965
Wharf Real Estate Investment Co. Ltd.	126,075	633
		2,461
Japan (9.4%)
GLP J-REIT	356	351
Heiwa Real Estate REIT, Inc.	160	162
Hulic Co. Ltd. (a)	31,700	272
Invincible Investment Corp. REIT	808	321
Japan Hotel REIT Investment Corp.	575	293
Japan Metropolitan Fund Investment Corp. REIT	483	323
Japan Real Estate Investment Corp. REIT	69	263
Mitsui Fudosan Co. Ltd.	41,000	817
Nippon Building Fund, Inc. REIT (a)	87	342
Nomura Real Estate Master Fund, Inc. REIT	151	174
Sekisui House Ltd.	12,100	245
		3,563
Singapore (2.3%)
Frasers Centrepoint Trust REIT	164,700	267
Frasers Logistics & Commercial Trust REIT	359,300	333
Mapletree Pan Asia Commercial Trust REIT	211,000	254
		854
	Shares	Value (000)
Spain (0.7%)
Merlin Properties Socimi SA REIT	31,937	$274
Sweden (1.0%)
Castellum AB	12,745	122
Fabege AB (a)	18,851	136
Hufvudstaden AB, Class A	9,678	115
		373
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	2,035	227
United Kingdom (3.6%)
Impact Healthcare PLC REIT	130,941	150
LondonMetric Property PLC REIT	131,730	278
Segro PLC REIT	61,929	565
UNITE Group PLC REIT	19,976	221
Workspace Group PLC REIT	23,363	141
		1,355
United States (64.0%)
Agree Realty Corp. REIT	6,293	411
Alexandria Real Estate Equities, Inc. REIT	1,787	203
American Homes 4 Rent, Class A REIT	33,534	1,189
Americold Realty Trust, Inc. REIT	15,632	505
AvalonBay Communities, Inc. REIT	8,821	1,669
Boyd Gaming Corp.	3,526	244
Brixmor Property Group, Inc. REIT	29,611	651
Digital Realty Trust, Inc. REIT	9,263	1,055
Equinix, Inc. REIT	2,729	2,139
Essex Property Trust, Inc. REIT	2,475	580
Host Hotels & Resorts, Inc. REIT	32,988	555
Iron Mountain, Inc. REIT	3,384	192
Kite Realty Group Trust REIT	30,122	673
Life Storage, Inc. REIT	5,835	776
Mid-America Apartment Communities, Inc. REIT	5,529	840
NETSTREIT Corp. REIT	15,769	282
Prologis, Inc. REIT	28,034	3,438
Public Storage REIT	4,906	1,432
Realty Income Corp. REIT	18,978	1,135
Rexford Industrial Realty, Inc. REIT	7,303	381
RPT Realty REIT	26,032	272
Simon Property Group, Inc. REIT	9,516	1,099
Sun Communities, Inc. REIT	4,957	647
Ventas, Inc. REIT	13,514	639
VICI Properties, Inc. REIT	32,602	1,025
Welltower, Inc. REIT	26,222	2,121
		24,153
Total Common Stocks (Cost $31,118)		37,442
	No. of Rights
Rights (0.0%)‡
Belgium (0.0%)‡
Aedifica SA, expires 7/3/23 (c) (Cost $—)	2,920	4

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Short-Term Investments (1.3%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $306)	306,126	$306
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	180,079	180
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $3; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $3)	$3	3
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $7; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $7)	7	7
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $5; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $5)	5	5
		15
Total Securities held as Collateral on Loaned Securities (Cost $195)		195
Total Short-Term Investments (Cost $501)		501
Total Investments (100.5%) (Cost $31,619) Including $900 of Securities Loaned (d)(e)		37,947
Liabilities in Excess of Other Assets (–0.5%)		(187)
Net Assets (100.0%)		$37,760

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  All or a portion of this security was on loan at June 30, 2023.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Non-income producing security.

(d)  The approximate fair value and percentage of net assets, $12,144,000 and 32.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,821,000 and the aggregate gross unrealized depreciation is approximately $1,493,000, resulting in net unrealized appreciation of approximately $6,328,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Residential	17.1%
Industrial	16.5
Retail	14.4
Diversified	14.1
Other**	12.8
Health Care	9.0
Data Centers	8.5
Self Storage	7.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $31,133)	$37,461
Investment in Security of Affiliated Issuer, at Value (Cost $486)	486
Total Investments in Securities, at Value (Cost $31,619)	37,947
Foreign Currency, at Value (Cost $116)	117
Dividends Receivable	140
Tax Reclaim Receivable	89
Due from Adviser	10
Receivable for Fund Shares Sold	1
Receivable from Affiliate	1
Receivable from Securities Lending Income	—	@
Other Assets	103
Total Assets	38,408
Liabilities:
Deferred Capital Gain Country Tax	285
Collateral on Securities Loaned, at Value	195
Payable for Sub Transfer Agency Fees — Class I	27
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Fund Shares Redeemed	27
Payable for Custodian Fees	24
Payable for Investments Purchased	20
Payable for Professional Fees	13
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class R6	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	53
Total Liabilities	648
Net Assets	$37,760
Net Assets Consist of:
Paid-in-Capital	$32,093
Total Distributable Earnings	5,667
Net Assets	$37,760

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$35,249
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,286,503
Net Asset Value, Offering and Redemption Price Per Share	$4.25
CLASS A:
Net Assets	$1,329
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	313,708
Net Asset Value, Redemption Price Per Share	$4.24
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.23
Maximum Offering Price Per Share	$4.47
CLASS L:
Net Assets	$343
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	82,156
Net Asset Value, Offering and Redemption Price Per Share	$4.17
CLASS C:
Net Assets	$82
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,511
Net Asset Value, Offering and Redemption Price Per Share	$4.00
CLASS R6:
Net Assets	$749
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	176,119
Net Asset Value, Offering and Redemption Price Per Share	$4.25
CLASS IR:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,887
Net Asset Value, Offering and Redemption Price Per Share	$4.24
(1) Including: Securities on Loan, at Value:	$900

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $36 of Foreign Taxes Withheld)	$1,450
Dividends from Security of Affiliated Issuer (Note G)	5
Income from Securities Loaned — Net	1
Total Investment Income	1,456
Expenses:
Advisory Fees (Note B)	154
Professional Fees	87
Registration Fees	31
Sub Transfer Agency Fees — Class I	22
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	15
Custodian Fees (Note F)	14
Shareholder Reporting Fees	11
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	1
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	7
Total Expenses	362
Waiver of Advisory Fees (Note B)	(144)
Reimbursement of Class Specific Expenses — Class I (Note B)	(15)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	196
Net Investment Income	1,260
Realized Loss:
Investments Sold	(661)
Foreign Currency Translation	(9)
Net Realized Loss	(670)
Change in Unrealized Appreciation (Depreciation):
Investments	898
Foreign Currency Translation	5
Net Change in Unrealized Appreciation (Depreciation)	903
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	233
Net Increase in Net Assets Resulting from Operations	$1,493

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,260	$1,353
Net Realized Gain (Loss)	(670)	2,038
Net Change in Unrealized Appreciation (Depreciation)	903	(20,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,493	(17,507)
Dividends and Distributions to Shareholders:
Class I	—	(8,529)
Class A	—	(499)
Class L	—	(84)
Class C	—	(29)
Class R6*	—	(215)
Class IR	—	(2)
Total Dividends and Distributions to Shareholders	—	(9,358)
Capital Share Transactions:(1)
Class I:
Subscribed	154	1,321
Distributions Reinvested	—	8,090
Redeemed	(1,899)	(9,886)
Class A:
Subscribed	14	88
Distributions Reinvested	—	498
Redeemed	(447)	(923)
Class L:
Exchanged	—	56
Distributions Reinvested	—	84
Redeemed	(21)	(81)
Class C:
Distributions Reinvested	—	29
Redeemed	(48)	(346)
Class R6:*
Subscribed	20	108
Distributions Reinvested	—	206
Redeemed	(146)	(20,302)
Class IR:
Distributions Reinvested	—	2
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,373)	(21,056)
Total Decrease in Net Assets	(880)	(47,921)
Net Assets:
Beginning of Period	38,640	86,561
End of Period	$37,760	$38,640

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	35	225
Shares Issued on Distributions Reinvested	—	1,973
Shares Redeemed	(441)	(1,738)
Net Increase (Decrease) in Class I Shares Outstanding	(406)	460
Class A:
Shares Subscribed	3	14
Shares Issued on Distributions Reinvested	—	122
Shares Redeemed	(105)	(187)
Net Decrease in Class A Shares Outstanding	(102)	(51)
Class L:
Shares Exchanged	—	10
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(5)	(17)
Net Increase (Decrease) in Class L Shares Outstanding	(5)	14
Class C:
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(12)	(58)
Net Decrease in Class C Shares Outstanding	(12)	(50)
Class R6:*
Shares Subscribed	4	17
Shares Issued on Distributions Reinvested	—	50
Shares Redeemed	(34)	(2,969)
Net Decrease in Class R6 Shares Outstanding	(30)	(2,902)
Class IR:
Shares Issued on Distributions Reinvested	—	— @

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$4.10		$7.24		$8.26		$9.87		$9.19		$11.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14		0.15		0.09		0.15		0.24		0.27
Net Realized and Unrealized Gain (Loss)	0.01		(2.04)		1.79		(1.57)		1.43		(1.11)
Total from Investment Operations	0.15		(1.89)		1.88		(1.42)		1.67		(0.84)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(1.57)		(0.11)		(0.54)		(0.51)
Net Realized Gain	—		(1.17)		(1.33)		(0.08)		(0.45)		(0.59)
Total Distributions	—		(1.25)		(2.90)		(0.19)		(0.99)		(1.10)
Net Asset Value, End of Period	$4.25		$4.10		$7.24		$8.26		$9.87		$9.19
Total Return(2)	3.66	%(3)	(26.03)%		23.99%		(14.33)%		18.35%		(7.92)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,249		$35,613		$59,614		$84,874		$323,386		$361,680
Ratio of Expenses Before Expense Limitation	1.83	%(4)	1.72%		1.12%		1.20%		1.05%		1.10%
Ratio of Expenses After Expense Limitation	1.00	%(4)(5)	1.00	%(5)	0.94	%(5)	1.01	%(5)(6)	1.00	%(5)	1.03	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(5)	0.93	%(5)	1.00	%(5)	1.00	%(5)	1.03	%(5)
Ratio of Net Investment Income	6.58	%(4)(5)	2.52	%(5)	1.03	%(5)	1.86	%(5)	2.36	%(5)	2.54	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	38	%(3)	87%		135%		51%		24%		38%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(7)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2018, the maximum ratio was 1.05% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$4.09		$7.22		$8.25		$9.85		$9.17		$11.10
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.13		0.05		0.13		0.21		0.23
Net Realized and Unrealized Gain (Loss)	0.02		(2.02)		1.79		(1.58)		1.41		(1.10)
Total from Investment Operations	0.15		(1.89)		1.84		(1.45)		1.62		(0.87)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(1.54)		(0.07)		(0.49)		(0.47)
Net Realized Gain	—		(1.17)		(1.33)		(0.08)		(0.45)		(0.59)
Total Distributions	—		(1.24)		(2.87)		(0.15)		(0.94)		(1.06)
Net Asset Value, End of Period	$4.24		$4.09		$7.22		$8.25		$9.85		$9.17
Total Return(2)	3.67	%(3)	(26.10)%		23.47%		(14.65)%		17.90%		(8.19)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,329		$1,698		$3,368		$4,316		$10,728		$12,775
Ratio of Expenses Before Expense Limitation	2.32	%(4)	1.74%		2.05%		1.90%		1.37%		1.39%
Ratio of Expenses After Expense Limitation	1.35	%(4)(5)	1.16	%(5)	1.36	%(5)(6)	1.36	%(5)(6)	1.35	%(5)	1.38	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.15	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.38	%(5)
Ratio of Net Investment Income	6.24	%(4)(5)	2.17	%(5)	0.57	%(5)	1.63	%(5)	2.00	%(5)	2.18	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	38	%(3)	87%		135%		51%		24%		38%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(7)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class A shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$4.03		$7.14		$8.18		$9.75		$9.09		$11.01
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.10		0.01		0.08		0.16		0.17
Net Realized and Unrealized Gain (Loss)	0.02		(2.01)		1.77		(1.56)		1.40		(1.09)
Total from Investment Operations	0.14		(1.91)		1.78		(1.48)		1.56		(0.92)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(1.49)		(0.01)		(0.45)		(0.41)
Net Realized Gain	—		(1.17)		(1.33)		(0.08)		(0.45)		(0.59)
Total Distributions	—		(1.20)		(2.82)		(0.09)		(0.90)		(1.00)
Net Asset Value, End of Period	$4.17		$4.03		$7.14		$8.18		$9.75		$9.09
Total Return(2)	3.47	%(3)	(26.76)%		22.94%		(15.17)%		17.37%		(8.74)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$343		$352		$521		$522		$1,419		$1,220
Ratio of Expenses Before Expense Limitation	3.22	%(4)	2.84%		2.30%		2.08%		1.91%		2.02%
Ratio of Expenses After Expense Limitation	1.85	%(4)(5)	1.85	%(5)	1.86	%(5)(6)	1.86	%(5)(6)	1.85	%(5)	1.88	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.85	%(5)	1.85	%(5)	1.85	%(5)	1.85	%(5)	1.88	%(5)
Ratio of Net Investment Income	5.74	%(4)(5)	1.71	%(5)	0.12	%(5)	1.07	%(5)	1.54	%(5)	1.64	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	38	%(3)	87%		135%		51%		24%		38%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(7)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2018, the maximum ratio was 1.90% for Class L shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$3.87		$6.90		$8.01		$9.56		$8.92		$10.83
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.11		0.07		(0.00	)(2)	0.08		0.13		0.16
Net Realized and Unrealized Gain (Loss)	0.02		(1.93)		1.71		(1.54)		1.37		(1.09)
Total from Investment Operations	0.13		(1.86)		1.71		(1.46)		1.50		(0.93)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(1.49)		(0.01)		(0.41)		(0.39)
Net Realized Gain	—		(1.17)		(1.33)		(0.08)		(0.45)		(0.59)
Total Distributions	—		(1.17)		(2.82)		(0.09)		(0.86)		(0.98)
Net Asset Value, End of Period	$4.00		$3.87		$6.90		$8.01		$9.56		$8.92
Total Return(3)	3.36	%(4)	(26.97)%		22.54%		(15.26)%		16.98%		(8.93)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$82		$126		$569		$225		$397		$428
Ratio of Expenses Before Expense Limitation	5.36	%(5)	3.49%		2.94%		2.96%		2.51%		2.47%
Ratio of Expenses After Expense Limitation	2.10	%(5)(6)	2.10	%(6)	2.11	%(6)(7)	2.11	%(6)(7)	2.10	%(6)	2.12	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.10	%(6)	2.10	%(6)	2.10	%(6)	2.10	%(6)	2.12	%(6)
Ratio of Net Investment Income (Loss)	5.48	%(5)(6)	1.11	%(6)	(0.03	)%(6)	1.00	%(6)	1.26	%(6)	1.53	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	38	%(4)	87%		135%		51%		24%		38%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(8)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.15% for Class C shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Real Estate Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$4.09		$7.23		$8.25		$9.87		$9.19		$11.13
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.14		0.08		0.17		0.25		0.28
Net Realized and Unrealized Gain (Loss)	0.02		(2.02)		1.80		(1.59)		1.43		(1.11)
Total from Investment Operations	0.16		(1.88)		1.88		(1.42)		1.68		(0.83)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(1.57)		(0.12)		(0.55)		(0.52)
Net Realized Gain	—		(1.17)		(1.33)		(0.08)		(0.45)		(0.59)
Total Distributions	—		(1.26)		(2.90)		(0.20)		(1.00)		(1.11)
Net Asset Value, End of Period	$4.25		$4.09		$7.23		$8.25		$9.87		$9.19
Total Return(3)	3.91	%(4)	(26.05)%		24.02%		(14.36)%		18.43%		(7.83)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$749		$843		$22,479		$218,100		$350,363		$517,658
Ratio of Expenses Before Expense Limitation	2.20	%(5)	1.59%		1.13%		1.01%		0.94%		N/A
Ratio of Expenses After Expense Limitation	0.94	%(5)(6)	0.94	%(6)	0.95	%(6)(7)	0.95	%(6)(7)	0.94	%(6)	0.95	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.94	%(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)	0.95	%(6)
Ratio of Net Investment Income	6.65	%(5)(6)	2.21	%(6)	0.93	%(6)	2.21	%(6)	2.41	%(6)	2.58	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	38	%(4)	87%		135%		51%		24%		38%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(8)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class R6 shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class R6 shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Real Estate Portfolio

	Class IR
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$4.09		$7.23		$8.25		$9.87		$9.19		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.15		0.04		0.18		0.25		0.23
Net Realized and Unrealized Gain (Loss)	0.01		(2.03)		1.84		(1.60)		1.43		(1.02)
Total from Investment Operations	0.15		(1.88)		1.88		(1.42)		1.68		(0.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(1.57)		(0.12)		(0.55)		(0.52)
Net Realized Gain	—		(1.17)		(1.33)		(0.08)		(0.45)		(0.59)
Total Distributions	—		(1.26)		(2.90)		(0.20)		(1.00)		(1.11)
Net Asset Value, End of Period	$4.24		$4.09		$7.23		$8.25		$9.87		$9.19
Total Return(3)	3.67	%(4)	(26.01)%		24.08%		(14.36)%		18.44%		(7.49	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$10		$8		$10		$8
Ratio of Expenses Before Expense Limitation	29.80	%(5)	23.96%		23.02%		26.07%		21.38%		18.72	%(5)
Ratio of Expenses After Expense Limitation	0.94	%(5)(6)	0.94	%(6)	0.95	%(6)(7)	0.95	%(6)(7)	0.94	%(6)	0.94	%(5)(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.94	%(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)	N/A
Ratio of Net Investment Income	6.65	%(5)(6)	2.52	%(6)	0.46	%(6)	2.37	%(6)	2.45	%(6)	3.94	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(5)(9)
Portfolio Turnover Rate	38	%(4)	87%		135%		51%		24%		38%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(8)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class IR shares.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund has capital subscription commitments to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities,

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Data Centers	$3,194	$—	$—	$3,194
Diversified	—	5,324	—	5,324
Health Care	3,048	358	—	3,406
Industrial	4,558	1,682	—	6,240
Industrial/Office Mixed	—	733	—	733

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Lodging/Resorts	$799	$614	$—	$1,413
Office	203	980	—	1,183
Residential	5,548	906	—	6,454
Retail	4,523	892	—	5,415
Self Storage	2,208	655	—	2,863
Specialty	1,217	—	—	1,217
Total Common Stocks	25,298	12,144	—	37,442
Rights
Health Care	4	—	—	4
Short-Term Investments
Investment Company	486	—	—	486
Repurchase Agreements	—	15	—	15
Total Short-Term Investments	486	15	—	501
Total Assets	$25,788	$12,159	$—	$37,947

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.
4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$900	(a)	$—	$(900	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $195,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $749,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$195	$—	$—	$—	$195
Total Borrowings	$195	$—	$—	$—	$195
Gross amount of recognized liabilities for securities lending transactions					$195

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.05% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $144,000 of advisory fees were waived and approximately $22,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $14,824,000 and $15,802,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,045	$4,193	$4,752	$5
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$486

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$6,952	$2,406	$18,710	$7,102

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to an adjustment to prior period equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(1,287)	$1,287

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$636	$193

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 68.1%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's actual management fee was lower than its peer group average, and its contractual management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were acceptable and (ii) management fee was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
5845767 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Directors and Officers Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Sustain Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Global Sustain Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Sustain Portfolio Class I	$1,000.00	$1,145.40	$1,020.33	$4.79	$4.51	0.90%
Global Sustain Portfolio Class A	1,000.00	1,143.30	1,018.60	6.64	6.26	1.25
Global Sustain Portfolio Class L	1,000.00	1,140.70	1,016.12	9.29	8.75	1.75
Global Sustain Portfolio Class C	1,000.00	1,139.60	1,014.93	10.56	9.94	1.99
Global Sustain Portfolio Class R6	1,000.00	1,145.40	1,020.58	4.52	4.26	0.85

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Global Sustain Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Canada (3.3%)
Constellation Software, Inc.	1,558	$3,228
France (1.5%)
L'Oreal SA	3,218	1,501
Germany (7.7%)
Deutsche Boerse AG	10,885	2,009
SAP SE	40,613	5,548
		7,557
Hong Kong (1.1%)
AIA Group Ltd.	108,000	1,097
Sweden (1.5%)
Atlas Copco AB, Class A	104,259	1,505
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	26,740	2,699
United Kingdom (8.1%)
Experian PLC	26,494	1,017
Prudential PLC	88,361	1,248
Reckitt Benckiser Group PLC	47,934	3,602
RELX PLC (LSE)	62,277	2,078
		7,945
United States (72.2%)
Abbott Laboratories	27,183	2,964
Accenture PLC, Class A	19,296	5,954
Adobe, Inc. (a)	3,176	1,553
Alphabet, Inc., Class A (a)	22,441	2,686
Amphenol Corp., Class A	17,018	1,445
Aon PLC, Class A	7,543	2,604
Arthur J Gallagher & Co.	8,424	1,850
Automatic Data Processing, Inc.	8,925	1,962
Becton Dickinson & Co.	13,493	3,562
Broadridge Financial Solutions, Inc.	7,842	1,299
CDW Corp.	8,166	1,498
Coca-Cola Co.	13,507	813
Danaher Corp.	16,312	3,915
Equifax, Inc.	8,362	1,968
Intercontinental Exchange, Inc.	29,707	3,359
IQVIA Holdings, Inc. (a)	14,721	3,309
Jack Henry & Associates, Inc.	3,453	578
Microsoft Corp.	18,189	6,194
Moody's Corp.	2,393	832
NIKE, Inc., Class B	8,051	889
Otis Worldwide Corp.	20,101	1,789
PayPal Holdings, Inc. (a)	26,358	1,759
Procter & Gamble Co.	12,574	1,908
Revvity, Inc.	4,735	562
Roper Technologies, Inc.	4,267	2,052
Steris PLC	5,795	1,304
Texas Instruments, Inc.	10,510	1,892
	Shares	Value (000)
Thermo Fisher Scientific, Inc.	7,694	$4,014
Visa, Inc., Class A	22,689	5,388
Zoetis, Inc.	5,175	891
		70,793
Total Common Stocks (Cost $77,890)		96,325
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,526)	1,525,637	1,526
Total Investments (99.7%) (Cost $79,416) (b)(c)		97,851
Other Assets in Excess of Liabilities (0.3%)		281
Net Assets (100.0%)		$98,132

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $19,605,000 and 20.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,867,000 and the aggregate gross unrealized depreciation is approximately $432,000, resulting in net unrealized appreciation of approximately $18,435,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	19.5%
Software	19.0
Life Sciences Tools & Services	12.1
Professional Services	8.4
Health Care Equipment & Supplies	8.0
Financial Services	7.9
Insurance	7.0
Capital Markets	6.3
Information Technology Services	6.1
Household Products	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $77,890)	$96,325
Investment in Security of Affiliated Issuer, at Value (Cost $1,526)	1,526
Total Investments in Securities, at Value (Cost $79,416)	97,851
Foreign Currency, at Value (Cost $292)	291
Receivable for Investments Sold	376
Receivable for Fund Shares Sold	102
Dividends Receivable	62
Tax Reclaim Receivable	37
Receivable from Affiliate	6
Other Assets	55
Total Assets	98,780
Liabilities:
Payable for Investments Purchased	398
Payable for Advisory Fees	106
Payable for Fund Shares Redeemed	82
Payable for Professional Fees	26
Payable for Sub Transfer Agency Fees — Class I	9
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Administration Fees	6
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Custodian Fees	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	10
Total Liabilities	648
Net Assets	$98,132
Net Assets Consist of:
Paid-in-Capital	$86,183
Total Distributable Earnings	11,949
Net Assets	$98,132

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$73,013
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,192,946
Net Asset Value, Offering and Redemption Price Per Share	$17.41
CLASS A:
Net Assets	$6,144
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	354,972
Net Asset Value, Redemption Price Per Share	$17.31
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.96
Maximum Offering Price Per Share	$18.27
CLASS L:
Net Assets	$1,344
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	79,725
Net Asset Value, Offering and Redemption Price Per Share	$16.86
CLASS C:
Net Assets	$4,363
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	265,881
Net Asset Value, Offering and Redemption Price Per Share	$16.41
CLASS R6:
Net Assets	$13,268
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	761,936
Net Asset Value, Offering and Redemption Price Per Share	$17.41

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Global Sustain Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $39 of Foreign Taxes Withheld)	$714
Dividends from Security of Affiliated Issuer (Note G)	39
Total Investment Income	753
Expenses:
Advisory Fees (Note B)	312
Professional Fees	70
Administration Fees (Note C)	36
Sub Transfer Agency Fees — Class I	30
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Shareholder Services Fees — Class A (Note D)	7
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	22
Registration Fees	27
Custodian Fees (Note F)	10
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	1
Shareholder Reporting Fees	8
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	5
Total Expenses	550
Waiver of Advisory Fees (Note B)	(92)
Reimbursement of Class Specific Expenses — Class I (Note B)	(17)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	436
Net Investment Income	317
Realized Loss:
Investments Sold	(3,069)
Foreign Currency Translation	(2)
Net Realized Loss	(3,071)
Change in Unrealized Appreciation (Depreciation):
Investments	14,922
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	14,921
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	11,850
Net Increase in Net Assets Resulting from Operations	$12,167

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Sustain Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$317	$351
Net Realized Loss	(3,071)	(3,537)
Net Change in Unrealized Appreciation (Depreciation)	14,921	(19,757)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,167	(22,943)
Dividends and Distributions to Shareholders:
Class I	—	(397)
Class A	—	(21)
Class L	—	(4)
Class C	—	(16)
Class R6*	—	(88)
Total Dividends and Distributions to Shareholders	—	(526)
Capital Share Transactions:(1)
Class I:
Subscribed	15,696	23,385
Distributions Reinvested	—	389
Redeemed	(7,636)	(31,187)
Class A:
Subscribed	424	1,281
Distributions Reinvested	—	21
Redeemed	(873)	(4,153)
Class L:
Distributions Reinvested	—	4
Redeemed	(80)	(75)
Class C:
Subscribed	116	893
Distributions Reinvested	—	16
Redeemed	(610)	(992)
Class R6:*
Subscribed	21	4
Distributions Reinvested	—	88
Redeemed	(— @)	(5)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,058	(10,331)
Total Increase (Decrease) in Net Assets	19,225	(33,800)
Net Assets:
Beginning of Period	78,907	112,707
End of Period	$98,132	$78,907

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Global Sustain Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	985	1,420
Shares Issued on Distributions Reinvested	—	26
Shares Redeemed	(475)	(1,914)
Net Increase (Decrease) in Class I Shares Outstanding	510	(468)
Class A:
Shares Subscribed	26	77
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(55)	(257)
Net Decrease in Class A Shares Outstanding	(29)	(179)
Class L:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(5)	(5)
Net Decrease in Class L Shares Outstanding	(5)	(5)
Class C:
Shares Subscribed	8	60
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(39)	(65)
Net Decrease in Class C Shares Outstanding	(31)	(4)
Class R6:*
Shares Subscribed	1	— @@
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(— @@)	(— @@)
Net Increase in Class R6 Shares Outstanding	1	6

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Sustain Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$15.20		$19.30		$16.57		$14.66		$11.58		$12.47
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.08		0.09		0.08		0.09		0.12
Net Realized and Unrealized Gain (Loss)	2.15		(4.08)		2.98		2.25		3.38		(0.04)
Total from Investment Operations	2.21		(4.00)		3.07		2.33		3.47		0.08
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.07)		(0.06)		(0.08)		(0.07)
Net Realized Gain	—		(0.05)		(0.27)		(0.36)		(0.31)		(0.90)
Total Distributions	—		(0.10)		(0.34)		(0.42)		(0.39)		(0.97)
Net Asset Value, End of Period	$17.41		$15.20		$19.30		$16.57		$14.66		$11.58
Total Return(2)	14.54	%(3)	(20.69)%		18.62%		15.96%		30.03%		0.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,013		$55,997		$80,097		$34,042		$14,756		$5,891
Ratio of Expenses Before Expense Limitation	1.16	%(4)	1.24%		1.17%		1.45%		1.92%		2.86%
Ratio of Expenses After Expense Limitation	0.90	%(4)(5)	0.90	%(5)	0.90	%(5)	0.90	%(5)	0.90	%(5)	0.93	%(5)(6)
Ratio of Net Investment Income	0.79	%(4)(5)	0.47	%(5)	0.51	%(5)	0.52	%(5)	0.68	%(5)	0.97	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20	%(3)	26%		11%		20%		14%		76%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to April 30, 2018, the maximum ratio was 1.00% for Class I shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Sustain Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$15.14		$19.21		$16.51		$14.62		$11.56		$12.44
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.02		0.03		0.03		0.05		0.07
Net Realized and Unrealized Gain (Loss)	2.13		(4.04)		2.96		2.23		3.36		(0.03)
Total from Investment Operations	2.17		(4.02)		2.99		2.26		3.41		0.04
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		(0.01)		(0.04)		(0.02)
Net Realized Gain	—		(0.05)		(0.27)		(0.36)		(0.31)		(0.90)
Total Distributions	—		(0.05)		(0.29)		(0.37)		(0.35)		(0.92)
Net Asset Value, End of Period	$17.31		$15.14		$19.21		$16.51		$14.62		$11.56
Total Return(2)	14.33	%(3)	(20.91)%		18.20%		15.53%		29.53%		0.26%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,144		$5,816		$10,812		$4,839		$2,949		$1,872
Ratio of Expenses Before Expense Limitation	1.48	%(4)	1.51%		1.46%		1.76%		2.25%		3.21%
Ratio of Expenses After Expense Limitation	1.25	%(4)(5)	1.25	%(5)	1.22	%(5)	1.24	%(5)	1.25	%(5)	1.28	%(5)(6)
Ratio of Net Investment Income	0.44	%(4)(5)	0.13	%(5)	0.18	%(5)	0.17	%(5)	0.35	%(5)	0.57	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20	%(3)	26%		11%		20%		14%		76%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to April 30, 2018, the maximum ratio was 1.35% for Class A shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Sustain Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.78		$18.86		$16.28		$14.48		$11.47		$12.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.00	)(2)	(0.06)		(0.05)		(0.05)		(0.01)		0.01
Net Realized and Unrealized Gain (Loss)	2.08		(3.97)		2.90		2.21		3.33		(0.04)
Total from Investment Operations	2.08		(4.03)		2.85		2.16		3.32		(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(0.05)		(0.27)		(0.36)		(0.31)		(0.90)
Total Distributions	—		(0.05)		(0.27)		(0.36)		(0.31)		(0.91)
Net Asset Value, End of Period	$16.86		$14.78		$18.86		$16.28		$14.48		$11.47
Total Return(3)	14.07	%(4)	(21.35)%		17.58%		14.97%		28.87%		(0.25)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,344		$1,253		$1,684		$1,441		$1,437		$1,365
Ratio of Expenses Before Expense Limitation	2.04	%(5)	2.05%		2.08%		2.32%		2.77%		3.73%
Ratio of Expenses After Expense Limitation	1.75	%(5)(6)	1.75	%(6)	1.75	%(6)	1.75	%(6)	1.75	%(6)	1.78	%(6)(7)
Ratio of Net Investment Income (Loss)	(0.06	)%(5)(6)	(0.37	)%(6)	(0.27	)%(6)	(0.33	)%(6)	(0.09	)%(6)	0.04	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	20	%(4)	26%		11%		20%		14%		76%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to April 30, 2018, the maximum ratio was 1.85% for Class L shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Sustain Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.40		$18.41		$15.94		$14.22		$11.30		$12.26
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)		(0.09)		(0.09)		(0.08)		(0.05)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.03		(3.87)		2.83		2.16		3.28		(0.02)
Total from Investment Operations	2.01		(3.96)		2.74		2.08		3.23		(0.05)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(0.05)		(0.27)		(0.36)		(0.31)		(0.90)
Total Distributions	—		(0.05)		(0.27)		(0.36)		(0.31)		(0.91)
Net Asset Value, End of Period	$16.41		$14.40		$18.41		$15.94		$14.22		$11.30
Total Return(2)	13.96	%(3)	(21.54)%		17.33%		14.68%		28.63%		(0.50)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,363		$4,279		$5,551		$3,594		$2,872		$1,846
Ratio of Expenses Before Expense Limitation	2.19	%(4)	2.25%		2.22%		2.51%		2.97%		4.00%
Ratio of Expenses After Expense Limitation	1.99	%(4)(5)	1.98	%(5)	1.97	%(5)	1.99	%(5)	1.98	%(5)	2.02	%(5)(6)
Ratio of Net Investment Loss	(0.30	)%(4)(5)	(0.61	)%(5)	(0.52	)%(5)	(0.56	)%(5)	(0.38	)%(5)	(0.24	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	20	%(3)	26%		11%		20%		14%		76%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to April 30, 2018, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Global Sustain Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$15.20		$19.29		$16.57		$14.66		$11.58		$12.47
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.09		0.11		0.09		0.11		0.05
Net Realized and Unrealized Gain (Loss)	2.14		(4.07)		2.96		2.25		3.37		0.04
Total from Investment Operations	2.21		(3.98)		3.07		2.34		3.48		0.09
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.08)		(0.07)		(0.09)		(0.08)
Net Realized Gain	—		(0.05)		(0.27)		(0.36)		(0.31)		(0.90)
Total Distributions	—		(0.11)		(0.35)		(0.43)		(0.40)		(0.98)
Net Asset Value, End of Period	$17.41		$15.20		$19.29		$16.57		$14.66		$11.58
Total Return(3)	14.54	%(4)	(20.60)%		18.60%		16.00%		30.08%		0.66%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,268		$11,562		$14,563		$9,317		$7,450		$4,847
Ratio of Expenses Before Expense Limitation	1.08	%(5)	1.14%		1.12%		1.41%		1.88%		3.12%
Ratio of Expenses After Expense Limitation	0.85	%(5)(6)	0.85	%(6)	0.85	%(6)	0.85	%(6)	0.85	%(6)	0.85	%(6)(7)
Ratio of Net Investment Income	0.84	%(5)(6)	0.53	%(6)	0.60	%(6)	0.58	%(6)	0.79	%(6)	0.41	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	20	%(4)	26%		11%		20%		14%		76%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class R6 shares. Prior to April 30, 2018, the maximum ratio was 0.95% for Class R6 shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Sustain Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$813	$—	$—	$813
Capital Markets	4,191	2,009	—	6,200
Electronic Equipment, Instruments & Components	2,943	—	—	2,943
Financial Services	7,725	—	—	7,725
Health Care Equipment & Supplies	7,830	—	—	7,830
Household Products	1,908	3,602	—	5,510
Information Technology Services	5,954	—	—	5,954
Insurance	4,454	2,345	—	6,799
Interactive Media & Services	2,686	—	—	2,686
Life Sciences Tools & Services	11,800	—	—	11,800
Machinery	1,789	1,505	—	3,294
Personal Care Products	—	1,501	—	1,501
Pharmaceuticals	891	—	—	891
Professional Services	5,229	3,095	—	8,324
Semiconductors & Semiconductor Equipment	4,591	—	—	4,591
Software	13,027	5,548	—	18,575
Textiles, Apparel & Luxury Goods	889	—	—	889
Total Common Stocks	76,720	19,605	—	96,325

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investment
Investment Company	$1,526	$—	$—	$1,526
Total Assets	$78,246	$19,605	$—	$97,851

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.49% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $92,000 of advisory fees were waived and approximately $20,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's

Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $24,402,000 and $17,594,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,203	$20,725	$20,402	$39
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$1,526

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$250	$276	$351	$1,547

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$(81)	$81

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$93	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $361,000 and $2,343,000 respectively that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.8%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was lower than its peer group average, actual management fee was higher than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were acceptable and (ii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGQSAN
5843006 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Directors and Officers Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Growth Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,323.40	$1,021.82	$3.46	$3.01	0.60%
Growth Portfolio Class A	1,000.00	1,321.90	1,020.58	4.89	4.26	0.85
Growth Portfolio Class L	1,000.00	1,318.30	1,018.15	7.70	6.71	1.34
Growth Portfolio Class C	1,000.00	1,316.90	1,016.86	9.19	8.00	1.60
Growth Portfolio Class R6	1,000.00	1,324.00	1,022.27	2.94	2.56	0.51
Growth Portfolio Class IR	1,000.00	1,324.30	1,022.27	2.94	2.56	0.51

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Automobiles (5.0%)
Rivian Automotive, Inc., Class A (a)	579,734	$9,658
Tesla, Inc. (a)	1,014,753	265,632
		275,290
Biotechnology (1.5%)
Alnylam Pharmaceuticals, Inc. (a)	40,849	7,759
Intellia Therapeutics, Inc. (a)	466,979	19,043
Moderna, Inc. (a)	45,229	5,495
ProKidney Corp. (a)(b)	2,699,185	30,204
Roivant Sciences Ltd. (a)	1,898,988	19,142
		81,643
Broadline Retail (4.3%)
Coupang, Inc. (Korea, Republic of) (a)	5,229,290	90,989
Global-e Online Ltd. (Israel) (a)	1,580,776	64,717
MercadoLibre, Inc. (a)	66,878	79,224
		234,930
Capital Markets (0.3%)
Coinbase Global, Inc., Class A (a)(b)	224,898	16,092
Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	11,540,010	21,464
Commercial Services & Supplies (0.3%)
Aurora Innovation, Inc. (a)	6,082,706	17,883
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—
Entertainment (5.0%)
ROBLOX Corp., Class A (a)	6,860,879	276,494
Financial Services (6.4%)
Adyen NV (Netherlands) (a)	133,279	230,795
Affirm Holdings, Inc. (a)	4,164,706	63,845
Block, Inc., Class A (a)	839,147	55,862
		350,502
Ground Transportation (10.4%)
Grab Holdings Ltd., Class A (Singapore) (a)	25,842,665	88,640
Uber Technologies, Inc. (a)	11,258,223	486,018
		574,658
Health Care Providers & Services (3.2%)
Agilon health, Inc. (a)	10,286,791	178,373
Health Care Technology (1.1%)
Doximity, Inc., Class A (a)	1,708,502	58,123
Hotels, Restaurants & Leisure (5.4%)
DoorDash, Inc., Class A (a)	3,894,585	297,624
Information Technology Services (22.5%)
Cloudflare, Inc., Class A (a)	5,798,284	379,034
Shopify, Inc., Class A (Canada) (a)	7,030,499	454,170
Snowflake, Inc., Class A (a)	2,304,342	405,518
		1,238,722
	Shares	Value (000)
Leisure Products (0.6%)
Peloton Interactive, Inc., Class A (a)	4,236,918	$32,582
Life Sciences Tools & Services (4.2%)
10X Genomics, Inc., Class A (a)	991,613	55,372
Illumina, Inc. (a)	950,083	178,131
		233,503
Media (8.3%)
Trade Desk, Inc., Class A (a)	5,918,021	456,990
Pharmaceuticals (4.4%)
Royalty Pharma PLC, Class A	7,902,191	242,913
Software (8.7%)
Bills Holdings, Inc. (a)	2,174,711	254,115
Gitlab, Inc., Class A (a)	1,841,713	94,130
Procore Technologies, Inc. (a)	852,886	55,497
Samsara, Inc., Class A (a)	2,794,834	77,445
		481,187
Specialty Retail (3.8%)
Carvana Co. (a)(b)	3,277,511	84,953
Chewy, Inc., Class A (a)	2,038,218	80,449
Wayfair, Inc., Class A (a)	712,044	46,290
		211,692
Total Common Stocks (Cost $5,447,887)		5,280,665
Preferred Stocks (2.1%)
Financial Services (0.2%)
Stripe, Inc., Series H (a)(c)(d) (acquisition cost — $12,876; acquired 3/17/23)	639,525	13,270
Software (1.9%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $136,746; acquired 8/31/21)	1,860,888	106,927
Total Preferred Stocks (Cost $149,622)		120,197
Investment Company (1.5%)
Grayscale Bitcoin Trust (a) (Cost $165,921)	4,286,447	82,257
Short-Term Investments (2.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $55,310)	55,310,498	55,310
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	59,653,763	59,654
	Face Amount (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $1,039; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $1,060)	$1,039	1,039

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $2,210; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $2,254)	$2,209	$2,209
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $1,768; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $1,803)	1,768	1,768
		5,016
Total Securities held as Collateral on Loaned Securities (Cost $64,670)		64,670
Total Short-Term Investments (Cost $119,980)		119,980
Total Investments Excluding Purchased Options (101.6%) (Cost $5,883,410)		5,603,099
Total Purchased Options Outstanding (0.3%) (Cost $23,922)		15,492
Total Investments (101.9%) (Cost $5,907,332) Including $63,378 of Securities Loaned (e)(f)(g)		5,618,591
Liabilities in Excess of Other Assets (–1.9%)		(105,991)
Net Assets (100.0%)		$5,512,600

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2023 amounts to approximately $120,197,000 and represents 2.2% of net assets.

(d)  At June 30, 2023, the Fund held fair valued securities valued at approximately $120,197,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $230,795,000 and 4.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(g)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,083,785,000 and the aggregate gross unrealized depreciation is approximately $1,372,526,000, resulting in net unrealized depreciation of approximately $288,741,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	1,032,347,082	$1,032,347	$6,719	$4,859	$1,860
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	1,396,474,244	1,396,474	272	6,934	(6,662)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	1,535,427,907	1,535,428	1,082	6,854	(5,772)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	1,232,952,555	1,232,953	7,414	5,216	2,198
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	12,162,956	12,163	5	59	(54)
							$15,492	$23,922	$(8,430)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	26.4%
Information Technology Services	22.4
Software	10.6
Ground Transportation	10.4
Media	8.2
Financial Services	6.6
Hotels, Restaurants & Leisure	5.4
Entertainment	5.0
Automobiles	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $5,792,368)	$5,503,627
Investment in Security of Affiliated Issuer, at Value (Cost $114,964)	114,964
Total Investments in Securities, at Value (Cost $5,907,332)	5,618,591
Foreign Currency, at Value (Cost $2)	2
Receivable for Fund Shares Sold	2,268
Receivable from Securities Lending Income	297
Receivable from Affiliate	237
Dividends Receivable	85
Other Assets	573
Total Assets	5,622,053
Liabilities:
Collateral on Securities Loaned, at Value	64,670
Payable for Fund Shares Redeemed	21,300
Due to Broker	14,510
Payable for Advisory Fees	5,217
Payable for Sub Transfer Agency Fees — Class I	1,036
Payable for Sub Transfer Agency Fees — Class A	971
Payable for Sub Transfer Agency Fees — Class L	27
Payable for Sub Transfer Agency Fees — Class C	82
Payable for Shareholder Services Fees — Class A	373
Payable for Distribution and Shareholder Services Fees — Class L	35
Payable for Distribution and Shareholder Services Fees — Class C	143
Payable for Administration Fees	360
Payable for Directors' Fees and Expenses	39
Payable for Transfer Agency Fees — Class I	11
Payable for Transfer Agency Fees — Class A	13
Payable for Transfer Agency Fees — Class L	2
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	20
Payable for Professional Fees	5
Other Liabilities	637
Total Liabilities	109,453
Net Assets	$5,512,600
Net Assets Consist of:
Paid-in-Capital	$8,551,941
Total Accumulated Loss	(3,039,341)
Net Assets	$5,512,600

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$1,675,018
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	49,495,932
Net Asset Value, Offering and Redemption Price Per Share	$33.84
CLASS A:
Net Assets	$1,843,385
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	60,734,253
Net Asset Value, Redemption Price Per Share	$30.35
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.68
Maximum Offering Price Per Share	$32.03
CLASS L:
Net Assets	$57,642
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,170,919
Net Asset Value, Offering and Redemption Price Per Share	$26.55
CLASS C:
Net Assets	$176,160
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,869,952
Net Asset Value, Offering and Redemption Price Per Share	$25.64
CLASS R6:
Net Assets	$1,760,361
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	51,096,190
Net Asset Value, Offering and Redemption Price Per Share	$34.45
CLASS IR:
Net Assets	$34
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	995
Net Asset Value, Offering and Redemption Price Per Share	$34.34
(1) Including: Securities on Loan, at Value:	$63,378

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $37 of Foreign Taxes Withheld)	$3,609
Income from Securities Loaned — Net	2,058
Dividends from Security of Affiliated Issuer (Note G)	1,354
Total Investment Income	7,021
Expenses:
Advisory Fees (Note B)	10,453
Shareholder Services Fees — Class A (Note D)	2,119
Distribution and Shareholder Services Fees — Class L (Note D)	194
Distribution and Shareholder Services Fees — Class C (Note D)	810
Administration Fees (Note C)	2,049
Sub Transfer Agency Fees — Class I	645
Sub Transfer Agency Fees — Class A	618
Sub Transfer Agency Fees — Class L	12
Sub Transfer Agency Fees — Class C	66
Shareholder Reporting Fees	203
Transfer Agency Fees — Class I (Note E)	58
Transfer Agency Fees — Class A (Note E)	111
Transfer Agency Fees — Class L (Note E)	8
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6 (Note E)	8
Transfer Agency Fees — Class IR (Note E)	1
Registration Fees	113
Professional Fees	85
Custodian Fees (Note F)	75
Directors' Fees and Expenses	47
Pricing Fees	2
Other Expenses	116
Total Expenses	17,797
Rebate from Morgan Stanley Affiliate (Note G)	(58)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Net Expenses	17,738
Net Investment Loss	(10,717)
Realized Loss:
Investments Sold	(888,774)
Foreign Currency Translation	(19)
Net Realized Loss	(888,793)
Change in Unrealized Appreciation (Depreciation):
Investments	2,317,549
Investments in Affiliates	12,049
Net Change in Unrealized Appreciation (Depreciation)	2,329,598
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,440,805
Net Increase in Net Assets Resulting from Operations	$1,430,088

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(10,717)	$(43,384)
Net Realized Loss	(888,793)	(1,887,858)
Net Change in Unrealized Appreciation (Depreciation)	2,329,598	(7,187,849)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,430,088	(9,119,091)
Dividends and Distributions to Shareholders:
Class I	—	(221,010)
Class A	—	(263,315)
Class L	—	(8,671)
Class C	—	(28,203)
Class R6*	—	(203,477)
Class IR	—	(76)
Total Dividends and Distributions to Shareholders	—	(724,752)
Capital Share Transactions:(1)
Class I:
Subscribed	213,665	1,568,268
Distributions Reinvested	—	193,193
Redeemed	(455,241)	(2,942,854)
Class A:
Subscribed	47,099	324,563
Distributions Reinvested	—	255,925
Redeemed	(259,246)	(1,054,118)
Class L:
Exchanged	— @	135
Distributions Reinvested	—	8,534
Redeemed	(2,982)	(17,453)
Class C:
Subscribed	4,858	41,416
Distributions Reinvested	—	25,964
Redeemed	(20,162)	(120,670)
Class R6:*
Subscribed	107,817	579,926
Distributions Reinvested	—	195,249
Redeemed	(207,646)	(521,267)
Class IR:
Subscribed	—	43,688
Distributions Reinvested	—	76
Redeemed	(8)	(206,937)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(571,846)	(1,626,362)
Total Increase (Decrease) in Net Assets	858,242	(11,470,205)
Net Assets:
Beginning of Period	4,654,358	16,124,563
End of Period	$5,512,600	$4,654,358

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Growth Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,312	38,417
Shares Issued on Distributions Reinvested	—	6,856
Shares Redeemed	(15,287)	(71,730)
Net Decrease in Class I Shares Outstanding	(7,975)	(26,457)
Class A:
Shares Subscribed	1,774	8,761
Shares Issued on Distributions Reinvested	—	10,112
Shares Redeemed	(9,713)	(28,399)
Net Decrease in Class A Shares Outstanding	(7,939)	(9,526)
Class L:
Shares Exchanged	— @@	6
Shares Issued on Distributions Reinvested	—	384
Shares Redeemed	(129)	(575)
Net Decrease in Class L Shares Outstanding	(129)	(185)
Class C:
Shares Subscribed	212	1,224
Shares Issued on Distributions Reinvested	—	1,209
Shares Redeemed	(891)	(3,705)
Net Decrease in Class C Shares Outstanding	(679)	(1,272)
Class R6:*
Shares Subscribed	3,566	12,457
Shares Issued on Distributions Reinvested	—	6,810
Shares Redeemed	(6,800)	(12,544)
Net Increase (Decrease) in Class R6 Shares Outstanding	(3,234)	6,723
Class IR:
Shares Subscribed	—	853
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(— @@)	(5,098)
Net Decrease in Class IR Shares Outstanding	(— @@)	(4,242)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$25.58		$74.29		$91.47		$46.33		$41.75		$41.65
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.20)		(0.50)		(0.38)		(0.19)		(0.08)
Net Realized and Unrealized Gain (Loss)	8.31		(44.22)		1.32		54.08		9.73		3.50
Total from Investment Operations	8.26		(44.42)		0.82		53.70		9.54		3.42
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.29)		(18.00)		(8.56)		(4.96)		(3.32)
Net Asset Value, End of Period	$33.84		$25.58		$74.29		$91.47		$46.33		$41.75
Total Return(3)	32.34	%(4)	(60.34)%		0.43%		115.57%		23.16%		7.66%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,675,018		$1,469,843		$6,234,787		$6,816,690		$2,440,640		$1,785,893
Ratio of Expenses Before Expense Limitation	0.60	%(5)	0.64%		0.56%		N/A		0.59%		N/A
Ratio of Expenses After Expense Limitation	0.60	%(5)(6)	0.64	%(6)	0.56	%(6)	0.54	%(6)	0.58	%(6)	0.58	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.58	%(6)	N/A
Ratio of Net Investment Loss	(0.32	)%(5)(6)	(0.46	)%(6)	(0.51	)%(6)	(0.53	)%(6)	(0.38	)%(6)	(0.17	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	15	%(4)	40%		59%		60%		87%		41%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$22.97		$67.88		$85.31		$43.57		$39.61		$39.77
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.27)		(0.70)		(0.51)		(0.30)		(0.19)
Net Realized and Unrealized Gain (Loss)	7.46		(40.35)		1.27		50.81		9.22		3.35
Total from Investment Operations	7.38		(40.62)		0.57		50.30		8.92		3.16
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.29)		(18.00)		(8.56)		(4.96)		(3.32)
Net Asset Value, End of Period	$30.35		$22.97		$67.88		$85.31		$43.57		$39.61
Total Return(3)	32.19	%(4)	(60.44)%		0.16%		115.09%		22.81%		7.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,843,385		$1,577,172		$5,307,929		$5,465,808		$2,399,450		$2,043,706
Ratio of Expenses Before Expense Limitation	0.85	%(5)	0.89%		0.82%		N/A		0.84%		N/A
Ratio of Expenses After Expense Limitation	0.85	%(5)(6)	0.89	%(6)	0.82	%(6)	0.79	%(6)	0.83	%(6)	0.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.83	%(6)	N/A
Ratio of Net Investment Loss	(0.57	)%(5)(6)	(0.71	)%(6)	(0.77	)%(6)	(0.77	)%(6)	(0.64	)%(6)	(0.43	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	15	%(4)	40%		59%		60%		87%		41%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$20.14		$61.05		$78.85		$40.77		$37.51		$37.99
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.40)		(1.03)		(0.76)		(0.50)		(0.39)
Net Realized and Unrealized Gain (Loss)	6.53		(36.22)		1.23		47.40		8.72		3.23
Total from Investment Operations	6.41		(36.62)		0.20		46.64		8.22		2.84
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.29)		(18.00)		(8.56)		(4.96)		(3.32)
Net Asset Value, End of Period	$26.55		$20.14		$61.05		$78.85		$40.77		$37.51
Total Return(3)	31.83	%(4)	(60.63)%		(0.30)%		114.01%		22.22%		6.89%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,642		$46,313		$151,668		$173,317		$93,053		$83,818
Ratio of Expenses Before Expense Limitation	1.34	%(5)	1.36%		1.28%		N/A		1.33%		N/A
Ratio of Expenses After Expense Limitation	1.34	%(5)(6)	1.36	%(6)	1.28	%(6)	1.29	%(6)	1.32	%(6)	1.31	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.32	%(6)	N/A
Ratio of Net Investment Loss	(1.07	)%(5)(6)	(1.18	)%(6)	(1.24	)%(6)	(1.27	)%(6)	(1.12	)%(6)	(0.90	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	15	%(4)	40%		59%		60%		87%		41%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Growth Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$19.48		$59.49		$77.49		$40.23		$37.17		$37.76
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.15)		(0.48)		(1.23)		(0.93)		(0.61)		(0.51)
Net Realized and Unrealized Gain (Loss)	6.31		(35.24)		1.23		46.75		8.63		3.24
Total from Investment Operations	6.16		(35.72)		(0.00	)(3)	45.82		8.02		2.73
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.29)		(18.00)		(8.56)		(4.96)		(3.32)
Net Asset Value, End of Period	$25.64		$19.48		$59.49		$77.49		$40.23		$37.17
Total Return(4)	31.69	%(5)	(60.73)%		(0.55)%		113.48%		21.91%		6.61%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$176,160		$147,014		$524,748		$514,190		$166,303		$92,431
Ratio of Expenses Before Expense Limitation	1.60	%(6)	1.61%		1.55%		N/A		1.59%		N/A
Ratio of Expenses After Expense Limitation	1.60	%(6)(7)	1.61	%(7)	1.55	%(7)	1.53	%(7)	1.58	%(7)	1.57	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.58	%(7)	N/A
Ratio of Net Investment Loss	(1.32	)%(6)(7)	(1.43	)%(7)	(1.50	)%(7)	(1.51	)%(7)	(1.38	)%(7)	(1.17	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	15	%(5)	40%		59%		60%		87%		41%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Growth Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		2018(2)
Net Asset Value, Beginning of Period	$26.03		$75.32		$92.42		$46.73		$42.04		$41.89
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.04)		(0.13)		(0.41)		(0.32)		(0.15)		(0.04)
Net Realized and Unrealized Gain (Loss)	8.46		(44.87)		1.31		54.57		9.80		3.51
Total from Investment Operations	8.42		(45.00)		0.90		54.25		9.65		3.47
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.29)		(18.00)		(8.56)		(4.96)		(3.32)
Net Asset Value, End of Period	$34.45		$26.03		$75.32		$92.42		$46.73		$42.04
Total Return(4)	32.40	%(5)	(60.28)%		0.51%		115.76%		23.26%		7.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,760,361		$1,413,983		$3,585,865		$3,743,697		$1,560,148		$1,202,659
Ratio of Expenses Before Expense Limitation	0.51	%(6)	0.50%		0.46%		N/A		0.50%		N/A
Ratio of Expenses After Expense Limitation	0.51	%(6)(7)	0.50	%(7)	0.46	%(7)	0.47	%(7)	0.49	%(7)	0.50	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.49	%(7)	N/A
Ratio of Net Investment Loss	(0.24	)%(6)(7)	(0.32	)%(7)	(0.41	)%(7)	(0.45	)%(7)	(0.29	)%(7)	(0.09	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	15	%(5)	40%		59%		60%		87%		41%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Growth Portfolio

	Class IR
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$25.94		$75.32		$92.41		$46.73		$42.04		$52.16
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.16)		(0.41)		(0.31)		(0.15)		(0.04)
Net Realized and Unrealized Gain (Loss)	8.43		(44.93)		1.32		54.55		9.80		(6.76)
Total from Investment Operations	8.40		(45.09)		0.91		54.24		9.65		(6.80)
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.29)		(18.00)		(8.56)		(4.96)		(3.32)
Net Asset Value, End of Period	$34.34		$25.94		$75.32		$92.41		$46.73		$42.04
Total Return(4)	32.43	%(5)	(60.41)%		0.52%		115.74%		23.26%		(13.48	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34		$33		$319,566		$389,971		$269,241		$149,578
Ratio of Expenses Before Expense Limitation	8.62	%(6)	0.49%		0.46%		N/A		0.50%		N/A
Ratio of Expenses After Expense Limitation	0.51	%(6)(7)	0.49	%(7)	0.46	%(7)	0.47	%(7)	0.49	%(7)	0.49	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.49	%(7)	N/A
Ratio of Net Investment Loss	(0.23	)%(6)(7)	(0.33	)%(7)	(0.41	)%(7)	(0.45	)%(7)	(0.30	)%(7)	(0.14	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01	%(6)
Portfolio Turnover Rate	15	%(5)	40%		59%		60%		87%		41%

(1)  Commencement of Offering.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $88,613,000 or approximately 1.61% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

2.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$275,290	$—	$—		$275,290
Biotechnology	81,643	—	—		81,643
Broadline Retail	234,930	—	—		234,930
Capital Markets	16,092	—	—		16,092
Chemicals	21,464	—	—		21,464
Commercial Services & Supplies	17,883	—	—		17,883
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	276,494	—	—		276,494
Financial Services	119,707	230,795	—		350,502
Ground Transportation	574,658	—	—		574,658
Health Care Providers & Services	178,373	—	—		178,373
Health Care Technology	58,123	—	—		58,123
Hotels, Restaurants & Leisure	297,624	—	—		297,624
Information Technology Services	1,238,722	—	—		1,238,722
Leisure Products	32,582	—	—		32,582
Life Sciences Tools & Services	233,503	—	—		233,503
Media	456,990	—	—		456,990
Pharmaceuticals	242,913	—	—		242,913
Software	481,187	—	—		481,187
Specialty Retail	211,692	—	—		211,692
Total Common Stocks	5,049,870	230,795	—	†	5,280,665	†
Preferred Stocks
Financial Services	—	—	13,270		13,270
Software	—	—	106,927		106,927
Total Preferred Stocks	—	—	120,197		120,197
Investment Company	82,257	—	—		82,257
Call Options Purchased	—	15,492	—		15,492
Short-Term Investments
Investment Company	114,964	—	—		114,964
Repurchase Agreements	—	5,016	—		5,016
Total Short-Term Investments	114,964	5,016	—		119,980
Total Assets	$5,247,091	$251,303	$120,197	†	$5,618,591	†

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$102,367
Purchases	—		12,876
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		4,954
Realized gains (losses)	—		—
Ending Balance	$—	†	$120,197
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$—		$4,954

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2023:

	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$120,197	Market Transaction Method	Precedent Transaction	$20.13–$60.00/$55.60	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	13.5%–17.5%/14.7% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue Discount for Lack of Marketability	1.0x–19.0x/14.3x 15.0%	Increase Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$15,492	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(3,404	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities (000)
Purchased Options	$15,492	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$5	$—	$(5)	$0
JPMorgan Chase Bank NA	6,991	—	(6,720)	271
Standard Chartered Bank	8,496	—	(7,730)	766
Total	$15,492	$—	$(14,455)	$1,037

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	4,387,396,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$63,378	(a)	$—	$(63,378	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $64,670,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$64,670	$—	$—	$—	$64,670
Total Borrowings	$64,670	$—	$—	$—	$64,670
Gross amount of recognized liabilities for securities lending transactions					$64,670

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2023, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares, 0.73% for Class R6 shares and 0.73% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $9,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $762,697,000 and $1,315,431,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $58,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$113,959	$629,922	$628,917	$1,354
ProKidney Corp.*	26,324	—	13,906	—
Total	$140,283	$629,922	$642,823	$1,354
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$114,964
ProKidney Corp.*	2,525	15,261	30,204
Total	$2,525	$15,261	$145,168

* The security was deemed to no longer meet the criteria of an affiliated issuer at the reporting date.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2023, included in "Directors' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $2,000. At June 30, 2023, the Fund had an accrued pension liability of approximately $39,000, which is reflected as "Payable for Directors' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$724,752	$709,582	$2,678,180

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$107,504	$(107,504)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,070,945,000 and $467,078,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$18,173	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

could have a material impact on the Fund. The aggregate percentage of such owners was 58.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
5845780 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Directors and Officers Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Inception Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Inception Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Inception Portfolio Class I	$1,000.00	$1,429.30	$1,019.84	$6.02	$5.01	1.00%
Inception Portfolio Class A	1,000.00	1,427.80	1,018.60	7.52	6.26	1.25
Inception Portfolio Class L	1,000.00	1,420.80	1,015.62	11.10	9.25	1.85
Inception Portfolio Class C	1,000.00	1,421.90	1,014.38	12.61	10.49	2.10
Inception Portfolio Class R6	1,000.00	1,429.50	1,020.18	5.60	4.66	0.93

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (94.4%)
Automobile Components (1.0%)
XPEL, Inc. (a)	50,411	$4,246
Beverages (0.3%)
Celsius Holdings, Inc. (a)	7,632	1,139
Biotechnology (2.8%)
Arbutus Biopharma Corp. (a)	750,708	1,727
Beam Therapeutics, Inc. (a)	45,837	1,464
Intellia Therapeutics, Inc. (a)	68,834	2,807
ProKidney Corp. (a)(b)	211,756	2,369
Roivant Sciences Ltd. (a)	428,176	4,316
		12,683
Broadline Retail (7.6%)
Global-e Online Ltd. (Israel) (a)	830,305	33,993
Chemicals (0.7%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	1,574,974	2,929
Commercial Services & Supplies (0.3%)
Aurora Innovation, Inc. (a)	465,702	1,369
Diversified Consumer Services (0.9%)
Duolingo, Inc. (a)	28,998	4,145
Diversified Telecommunication Services (0.5%)
Anterix, Inc. (a)	68,191	2,161
Financial Services (5.1%)
Affirm Holdings, Inc. (a)	1,485,298	22,770
Ground Transportation (1.5%)
Grab Holdings Ltd., Class A (Singapore) (a)	1,977,018	6,781
Health Care Equipment & Supplies (1.9%)
Figs, Inc., Class A (a)	459,398	3,799
Inspire Medical Systems, Inc. (a)	7,220	2,344
Outset Medical, Inc. (a)	111,690	2,443
		8,586
Health Care Providers & Services (4.1%)
23andMe Holding Co., Class A (a)	455,162	796
Agilon health, Inc. (a)	806,553	13,986
Guardant Health, Inc. (a)	40,972	1,467
Privia Health Group, Inc. (a)	77,420	2,021
		18,270
Health Care Technology (4.8%)
Doximity, Inc., Class A (a)	471,842	16,052
Schrodinger, Inc. (a)	112,449	5,613
		21,665
Hotels, Restaurants & Leisure (1.2%)
Cava Group, Inc. (a)(b)	98,610	4,038
Soho House & Co., Inc., Class A (a)(b)	275,898	1,495
		5,533
Household Durables (4.4%)
Cricut, Inc., Class A (b)	717,106	8,749
Victoria PLC (United Kingdom) (a)	1,426,971	10,688
		19,437
	Shares	Value (000)
Information Technology Services (11.7%)
Cloudflare, Inc., Class A (a)	511,099	$33,411
Fastly, Inc., Class A (a)	292,822	4,618
MongoDB, Inc. (a)	34,510	14,183
		52,212
Interactive Media & Services (1.7%)
Eventbrite, Inc., Class A (a)	812,526	7,760
Leisure Products (2.8%)
Peloton Interactive, Inc., Class A (a)	1,602,281	12,322
Life Sciences Tools & Services (4.5%)
10X Genomics, Inc., Class A (a)	266,710	14,893
MaxCyte, Inc. (a)	438,499	2,013
SomaLogic, Inc. (a)	449,633	1,038
Standard BioTools, Inc. (a)(b)	1,038,846	2,005
		19,949
Metals & Mining (0.4%)
MP Materials Corp. (a)	69,763	1,596
Passenger Airlines (0.9%)
Joby Aviation, Inc. (a)(b)	402,267	4,127
Pharmaceuticals (0.5%)
ATAI Life Sciences NV (a)(b)	548,518	943
GH Research PLC (a)	123,100	1,461
		2,404
Real Estate Management & Development (1.1%)
Opendoor Technologies, Inc. (a)	631,371	2,538
Redfin Corp. (a)	178,294	2,214
		4,752
Software (24.0%)
Bills Holdings, Inc. (a)	132,451	15,477
Clear Secure, Inc., Class A	71,201	1,650
Confluent, Inc., Class A (a)	168,899	5,964
Gitlab, Inc., Class A (a)	439,462	22,461
MicroStrategy, Inc., Class A (a)(b)	7,856	2,690
Olo, Inc., Class A (a)	246,844	1,594
Procore Technologies, Inc. (a)	299,703	19,502
Samsara, Inc., Class A (a)	1,262,121	34,972
Unity Software, Inc. (a)	66,084	2,869
		107,179
Specialty Retail (7.5%)
BARK, Inc. (a)	846,530	1,126
Carvana Co. (a)	254,777	6,604
Floor & Decor Holdings, Inc., Class A (a)	185,733	19,309
Wayfair, Inc., Class A (a)	101,432	6,594
		33,633
Textiles, Apparel & Luxury Goods (2.2%)
On Holding AG, Class A (Switzerland) (a)	304,082	10,035
Total Common Stocks (Cost $391,471)		421,676

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

	Shares	Value (000)
Preferred Stocks (2.2%)
Health Care Technology (1.3%)
Included Health, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/03/14)	3,269,139	$5,884
Software (0.9%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	4,106
Total Preferred Stocks (Cost $16,838)		9,990
Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $8,801)	317,899	6,100
	No. of Warrants
Warrants (0.0%) ‡
Internet & Direct Marketing Retail (0.0%) ‡
BARK, Inc. expires 5/1/26 (a)	209,825	30
Life Sciences Tools & Services (0.0%) ‡
SomaLogic, Inc. expires 8/31/26 (a)	61,142	15
Total Warrants (Cost $1,304)		45
	Shares
Short-Term Investments (7.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $9,300)	9,299,621	9,300
Securities held as Collateral on Loaned Securities (5.0%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	20,856,860	20,857
	Face Amount (000)
Repurchase Agreements (0.4%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $363; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $370)	$363	363
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $773; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $788)	773	773
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $618; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $630)	618	618
		1,754
Value (000)
Total Securities held as Collateral on Loaned Securities (Cost $22,611)	$22,611
Total Short-Term Investments (Cost $31,911)	31,911
Total Investments Excluding Purchased Options (105.1%) (Cost $450,325)	469,722
Total Purchased Options Outstanding (0.3%) (Cost $1,823)	1,150
Total Investments (105.4%) (Cost $452,148) Including $23,971 of Securities Loaned (e)(f)(g)	470,872
Liabilities in Excess of Other Assets (–5.4%)	(24,187)
Net Assets (100.0%)	$446,685

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2023 amounts to approximately $9,990,000 and represents 2.2% of net assets.

(d)  At June 30, 2023, the Fund held fair valued securities valued at approximately $9,990,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $10,688,000 and 2.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $96,111,000 and the aggregate gross unrealized depreciation is approximately $77,387,000, resulting in net unrealized appreciation of approximately $18,724,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	76,565,662	$76,566	$498	$360	$138
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	109,794,878	109,795	22	545	(523)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	118,346,563	118,347	83	528	(445)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	90,850,215	90,850	546	385	161
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	914,411	914	1	5	(4)
							$1,150	$1,823	$(673)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	37.0%
Software	24.9
Information Technology Services	11.7
Broadline Retail	7.6
Specialty Retail	7.5
Health Care Technology	6.2
Financial Services	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Inception Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $421,991)	$440,715
Investment in Security of Affiliated Issuer, at Value (Cost $30,157)	30,157
Total Investments in Securities, at Value (Cost $452,148)	470,872
Foreign Currency, at Value (Cost $2)	2
Dividends Receivable	719
Receivable for Fund Shares Sold	513
Receivable from Securities Lending Income	132
Receivable from Affiliate	30
Other Assets	104
Total Assets	472,372
Liabilities:
Collateral on Securities Loaned, at Value	22,611
Due to Broker	910
Payable for Advisory Fees	720
Payable for Sub Transfer Agency Fees — Class I	451
Payable for Sub Transfer Agency Fees — Class A	241
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	8
Payable for Fund Shares Redeemed	547
Payable for Shareholder Services Fees — Class A	35
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	9
Payable for Administration Fees	28
Payable for Professional Fees	27
Payable for Custodian Fees	12
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Other Liabilities	83
Total Liabilities	25,687
Net Assets	$446,685
Net Assets Consist of:
Paid-in-Capital	$1,399,437
Total Accumulated Loss	(952,752)
Net Assets	$446,685

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Inception Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$200,388
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,550,717
Net Asset Value, Offering and Redemption Price Per Share	$11.42
CLASS A:
Net Assets	$178,591
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	23,463,305
Net Asset Value, Redemption Price Per Share	$7.61
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.42
Maximum Offering Price Per Share	$8.03
CLASS L:
Net Assets	$613
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	97,530
Net Asset Value, Offering and Redemption Price Per Share	$6.28
CLASS C:
Net Assets	$10,399
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,482,669
Net Asset Value, Offering and Redemption Price Per Share	$7.01
CLASS R6:
Net Assets	$56,694
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,907,209
Net Asset Value, Offering and Redemption Price Per Share	$11.55
(1) Including: Securities on Loan, at Value:	$23,971

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Inception Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,034
Income from Securities Loaned — Net	1,003
Dividends from Security of Affiliated Issuer (Note G)	114
Total Investment Income	2,151
Expenses:
Advisory Fees (Note B)	1,761
Administration Fees (Note C)	153
Sub Transfer Agency Fees — Class I	77
Sub Transfer Agency Fees — Class A	50
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	6
Professional Fees	80
Shareholder Reporting Fees	42
Registration Fees	40
Transfer Agency Fees — Class I (Note E)	12
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	4
Custodian Fees (Note F)	13
Directors' Fees and Expenses	5
Pricing Fees	4
Shareholder Services Fees — Class A (Note D)	192
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	46
Other Expenses	16
Total Expenses	2,514
Waiver of Advisory Fees (Note B)	(333)
Reimbursement of Class Specific Expenses — Class I (Note B)	(29)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(4)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Net Expenses	2,141
Net Investment Income	10
Realized Gain (Loss):
Investments Sold	(77,139)
Foreign Currency Translation	2
Net Realized Loss	(77,137)
Change in Unrealized Appreciation (Depreciation):
Investments	214,891
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	214,891
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	137,754
Net Increase in Net Assets Resulting from Operations	$137,764

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Inception Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$10	$(3,557)
Net Realized Loss	(77,137)	(802,970)
Net Change in Unrealized Appreciation (Depreciation)	214,891	98,748
Net Increase (Decrease) in Net Assets Resulting from Operations	137,764	(707,779)
Dividends and Distributions to Shareholders:
Class I	—	(643)
Class A	—	(184)
Class L	—	(1)
Class C	—	(13)
Class R6*	—	(203)
Total Dividends and Distributions to Shareholders	—	(1,044)
Capital Share Transactions:(1)
Class I:
Subscribed	35,354	176,259
Distributions Reinvested	—	642
Redeemed	(55,816)	(394,432)
Class A:
Subscribed	12,414	36,648
Distributions Reinvested	—	184
Redeemed	(20,753)	(117,782)
Class L:
Exchanged	7	— @
Distributions Reinvested	—	1
Redeemed	(233)	(169)
Class C:
Subscribed	715	2,486
Distributions Reinvested	—	13
Redeemed	(2,072)	(8,655)
Class R6:*
Subscribed	4,058	21,787
Distributions Reinvested	—	203
Redeemed	(3,658)	(38,374)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(29,984)	(321,189)
Redemption Fees	7	43
Total Increase (Decrease) in Net Assets	107,787	(1,029,969)
Net Assets:
Beginning of Period	338,898	1,368,867
End of Period	$446,685	$338,898

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Inception Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,633	13,574
Shares Issued on Distributions Reinvested	—	74
Shares Redeemed	(5,860)	(31,525)
Net Decrease in Class I Shares Outstanding	(2,227)	(17,877)
Class A:
Shares Subscribed	1,870	4,353
Shares Issued on Distributions Reinvested	—	32
Shares Redeemed	(3,254)	(13,627)
Net Decrease in Class A Shares Outstanding	(1,384)	(9,242)
Class L:
Shares Exchanged	2	— @@
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(45)	(29)
Net Decrease in Class L Shares Outstanding	(43)	(29)
Class C:
Shares Subscribed	116	306
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(354)	(1,118)
Net Decrease in Class C Shares Outstanding	(238)	(810)
Class R6:*
Shares Subscribed	419	1,643
Shares Issued on Distributions Reinvested	—	23
Shares Redeemed	(376)	(3,903)
Net Increase (Decrease) in Class R6 Shares Outstanding	43	(2,237)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Inception Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$7.99		$19.75		$25.48		$11.19		$9.62		$10.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.05)		(0.15)		(0.10)		0.01		(0.05)
Net Realized and Unrealized Gain (Loss)	3.42		(11.68)		(0.74)		16.84		3.50		0.16
Total from Investment Operations	3.43		(11.73)		(0.89)		16.74		3.51		0.11
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.11)		—		—		—
Net Realized Gain	—		(0.01)		(4.76)		(2.45)		(1.94)		(1.39)
Total Distributions	—		(0.03)		(4.87)		(2.45)		(1.94)		(1.39)
Redemption Fees	0.00	(3)	0.00	(3)	0.03		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$11.42		$7.99		$19.75		$25.48		$11.19		$9.62
Total Return(4)	42.93	%(5)	(59.42)%		(3.33)%		150.57%		37.11%		0.29%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$200,388		$157,990		$743,854		$464,639		$59,092		$60,777
Ratio of Expenses Before Expense Limitation	1.21	%(6)	1.41%		1.12%		1.18%		1.21%		1.17%
Ratio of Expenses After Expense Limitation	1.00	%(6)(7)	1.00	%(7)	1.00	%(7)	0.99	%(7)	0.99	%(7)	0.98	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(7)	N/A		0.99	%(7)	N/A		0.98	%(7)
Ratio of Net Investment Income (Loss)	0.13	%(6)(7)	(0.43	)%(7)	(0.49	)%(7)	(0.54	)%(7)	0.09	%(7)	(0.41	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	34	%(5)	100%		111%		132%		99%		79%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Inception Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$5.33		$13.20		$18.68		$8.51		$7.68		$8.99
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)	(0.06)		(0.19)		(0.10)		(0.02)		(0.07)
Net Realized and Unrealized Gain (Loss)	2.28		(7.80)		(0.53)		12.72		2.79		0.15
Total from Investment Operations	2.28		(7.86)		(0.72)		12.62		2.77		0.08
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		—		—		—
Net Realized Gain	—		(0.01)		(4.76)		(2.45)		(1.94)		(1.39)
Total Distributions	—		(0.01)		(4.79)		(2.45)		(1.94)		(1.39)
Redemption Fees	0.00	(3)	0.00	(3)	0.03		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$7.61		$5.33		$13.20		$18.68		$8.51		$7.68
Total Return(4)	42.78	%(5)	(59.57)%		(3.70)%		149.86%		36.71%		0.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$178,591		$132,493		$450,058		$229,641		$45,097		$34,166
Ratio of Expenses Before Expense Limitation	1.43	%(6)	1.62%		1.40%		1.44%		1.52%		1.44%
Ratio of Expenses After Expense Limitation	1.25	%(6)(7)	1.35	%(7)	1.33	%(7)	1.25	%(7)	1.29	%(7)	1.25	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.35	%(7)	N/A		1.25	%(7)	N/A		1.25	%(7)
Ratio of Net Investment Loss	(0.13	)%(6)(7)	(0.77	)%(7)	(0.85	)%(7)	(0.80	)%(7)	(0.23	)%(7)	(0.69	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	34	%(5)	100%		111%		132%		99%		79%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Inception Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$4.42		$10.99		$16.45		$7.65		$7.10		$8.46
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.08)		(0.27)		(0.16)		(0.07)		(0.11)
Net Realized and Unrealized Gain (Loss)	1.88		(6.48)		(0.45)		11.41		2.56		0.14
Total from Investment Operations	1.86		(6.56)		(0.72)		11.25		2.49		0.03
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)		(4.76)		(2.45)		(1.94)		(1.39)
Redemption Fees	0.00	(3)	0.00	(3)	0.02		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$6.28		$4.42		$10.99		$16.45		$7.65		$7.10
Total Return	42.08	%(4)(5)	(59.76	)%(4)	(4.17	)%(4)	148.82	%(6)	35.91	%(4)	(0.58	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$613		$623		$1,874		$2,543		$1,218		$1,157
Ratio of Expenses Before Expense Limitation	2.55	%(7)	2.32%		1.95%		2.10%		2.15%		2.07%
Ratio of Expenses After Expense Limitation	1.85	%(7)(8)	1.85	%(8)	1.85	%(8)	1.84	%(8)	1.84	%(8)	1.84	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.85	%(8)	N/A		1.84	%(8)	N/A		1.84	%(8)
Ratio of Net Investment Loss	(0.72	)%(7)(8)	(1.28	)%(8)	(1.36	)%(8)	(1.43	)%(8)	(0.78	)%(8)	(1.28	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	34	%(5)	100%		111%		132%		99%		79%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Investment Overview.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Inception Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$4.93		$12.31		$17.85		$8.24		$7.55		$8.93
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.11)		(0.33)		(0.22)		(0.10)		(0.03)
Net Realized and Unrealized Gain (Loss)	2.11		(7.26)		(0.47)		12.28		2.73		0.04
Total from Investment Operations	2.08		(7.37)		(0.80)		12.06		2.63		0.01
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)		(4.76)		(2.45)		(1.94)		(1.39)
Redemption Fees	(0.00	)(3)	(0.01)		0.02		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$7.01		$4.93		$12.31		$17.85		$8.24		$7.55
Total Return(4)	42.19	%(5)	(59.90)%		(4.37)%		147.97%		35.48%		(0.78)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,399		$8,490		$31,148		$12,494		$688		$116
Ratio of Expenses Before Expense Limitation	2.27	%(6)	2.33%		2.12%		2.26%		2.75%		4.73%
Ratio of Expenses After Expense Limitation	2.10	%(6)(7)	2.10	%(7)	2.05	%(7)	2.07	%(7)	2.09	%(7)	2.09	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.10	%(7)	N/A		2.07	%(7)	N/A		2.09	%(7)
Ratio of Net Investment Loss	(0.97	)%(6)(7)	(1.53	)%(7)	(1.55	)%(7)	(1.61	)%(7)	(0.99	)%(7)	(1.50	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	34	%(5)	100%		111%		132%		99%		79%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Inception Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		2018(2)
Net Asset Value, Beginning of Period	$8.08		$19.99		$25.73		$11.29		$9.69		$10.96
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.04)		(0.14)		(0.08)		0.01		(0.04)
Net Realized and Unrealized Gain (Loss)	3.46		(11.83)		(0.74)		16.97		3.53		0.16
Total from Investment Operations	3.47		(11.87)		(0.88)		16.89		3.54		0.12
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.13)		—		—		—
Net Realized Gain	—		(0.01)		(4.76)		(2.45)		(1.94)		(1.39)
Total Distributions	—		(0.04)		(4.89)		(2.45)		(1.94)		(1.39)
Redemption Fees	0.00	(4)	0.00	(4)	0.03		0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$11.55		$8.08		$19.99		$25.73		$11.29		$9.69
Total Return(5)	42.95	%(6)	(59.39)%		(3.29)%		150.79%		37.04%		0.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$56,694		$39,302		$141,933		$154,023		$64,712		$110,919
Ratio of Expenses Before Expense Limitation	1.12	%(7)	1.15%		1.00%		1.11%		1.15%		1.11%
Ratio of Expenses After Expense Limitation	0.93	%(7)(8)	0.93	%(8)	0.93	%(8)	0.92	%(8)	0.92	%(8)	0.92	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.93	%(8)	N/A		0.92	%(8)	N/A		0.92	%(8)
Ratio of Net Investment Income (Loss)	0.20	%(7)(8)	(0.37	)%(8)	(0.44	)%(8)	(0.49	)%(8)	0.12	%(8)	(0.36	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	34	%(6)	100%		111%		132%		99%		79%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Inception Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Inception Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $6,703,000 or approximately 1.50% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

2.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$4,246	$—	$—	$4,246
Beverages	1,139	—	—	1,139
Biotechnology	12,683	—	—	12,683
Broadline Retail	33,993	—	—	33,993
Chemicals	2,929	—	—	2,929
Commercial Services & Supplies	1,369	—	—	1,369
Diversified Consumer Services	4,145	—	—	4,145
Diversified Telecommunication Services	2,161	—	—	2,161
Financial Services	22,770	—	—	22,770
Ground Transportation	6,781	—	—	6,781
Health Care Equipment & Supplies	8,586	—	—	8,586
Health Care Providers & Services	18,270	—	—	18,270
Health Care Technology	21,665	—	—	21,665
Hotels, Restaurants & Leisure	5,533	—	—	5,533
Household Durables	8,749	10,688	—	19,437
Information Technology Services	52,212	—	—	52,212
Interactive Media & Services	7,760	—	—	7,760
Leisure Products	12,322	—	—	12,322
Life Sciences Tools & Services	19,949	—	—	19,949
Metals & Mining	1,596	—	—	1,596
Passenger Airlines	4,127	—	—	4,127
Pharmaceuticals	2,404	—	—	2,404
Real Estate Management & Development	4,752	—	—	4,752
Software	107,179	—	—	107,179
Specialty Retail	33,633	—	—	33,633
Textiles, Apparel & Luxury Goods	10,035	—	—	10,035
Total Common Stocks	410,988	10,688	—	421,676
Preferred Stocks
Health Care Technology	—	—	5,884	5,884
Software	—	—	4,106	4,106
Total Preferred Stocks	—	—	9,990	9,990
Investment Company	6,100	—	—	6,100
Warrants	45	—	—	45
Call Options Purchased	—	1,150	—	1,150
Short-Term Investments
Investment Company	30,157	—	—	30,157
Repurchase Agreements	—	1,754	—	1,754
Total Short-Term Investments	30,157	1,754	—	31,911
Total Assets	$447,290	$13,592	$9,990	$470,872

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$11,920
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1,930)
Realized gains (losses)	—
Ending Balance	$9,990
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$(1,930)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2023:

	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$9,990	Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	12.0%–15.0%/13.8% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.5x–17.0x/4.6x	Increase
			Discount for Lack of Marketability	16.0%–17.0%/16.6%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.6x–15.2x/6.1x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the

Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,150	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(281	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Purchased Options	$1,150	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$1	$—	$(1)	$0
JPMorgan Chase Bank NA	520	—	(380)	140
Standard Chartered Bank	629	—	(470)	159
Total	$1,150	$—	$(851)	$299

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	335,905,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$23,971	(a)	$—	$(23,971	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $22,611,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,766,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$22,611	$—	$—	$—	$22,611
Total Borrowings	$22,611	$—	$—	$—	$22,611
Gross amount of recognized liabilities for securities lending transactions					$22,611

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $333,000 of advisory fees were waived and approximately $35,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $130,124,000 and $164,946,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$23,844	$100,973	$94,660	$114
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$30,157

During the six months ended June 30, 2023, the Fund incurred approximately $2,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$936	$108	$284,430	$45,475

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$11,202	$(11,202)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $487,507,000 and $339,470,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2022, the Fund intends to defer to January 1, 2023 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$1,023	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are
27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, actual management fee was lower than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISCGSAN
5842812 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Directors and Officers Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

International Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Advantage Portfolio Class I	$1,000.00	$1,214.70	$1,019.93	$5.38	$4.91	0.98%
International Advantage Portfolio Class A	1,000.00	1,213.10	1,018.55	6.91	6.31	1.26
International Advantage Portfolio Class L	1,000.00	1,209.20	1,015.67	10.08	9.20	1.84
International Advantage Portfolio Class C	1,000.00	1,208.30	1,015.03	10.79	9.84	1.97
International Advantage Portfolio Class R6	1,000.00	1,215.50	1,020.43	4.83	4.41	0.88

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (94.1%)
Canada (10.5%)
Brookfield Asset Management Ltd., Class A	897,593	$29,288
Brookfield Corp.	2,338,205	78,681
Brookfield Infrastructure Partners LP	2,350,000	85,775
Canada Goose Holdings, Inc. (See Note G) (a)(b)	4,689,352	83,470
Shopify, Inc., Class A (b)	1,555,366	100,477
		377,691
China (0.3%)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,834,507	11,853
Denmark (8.6%)
Chr Hansen Holding AS	96,296	6,694
DSV AS	1,440,813	302,630
		309,324
France (9.6%)
Hermes International	120,209	261,301
Pernod Ricard SA	380,556	84,093
		345,394
Germany (7.6%)
Adidas AG	936,845	181,868
HelloFresh SE (b)	1,806,730	44,685
Puma SE	746,695	44,996
		271,549
Hong Kong (2.7%)
AIA Group Ltd.	9,412,700	95,600
India (6.8%)
HDFC Bank Ltd.	11,152,234	231,440
Titan Co. Ltd.	376,763	14,029
		245,469
Italy (8.9%)
Davide Campari-Milano NV	7,159,689	99,228
Moncler SpA	3,205,712	221,796
		321,024
Japan (5.2%)
Change Holdings, Inc.	1,180,600	18,772
Keyence Corp.	355,700	169,013
		187,785
Netherlands (9.1%)
Adyen NV (b)	73,040	126,481
ASML Holding NV	278,524	202,021
		328,502
Norway (0.5%)
AutoStore Holdings Ltd. (b)	7,649,492	16,745
Sweden (3.2%)
Evolution AB	703,947	89,207
Vitrolife AB	1,308,735	25,437
		114,644
	Shares	Value (000)
Switzerland (7.5%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	471	$58,460
Kuehne & Nagel International AG (Registered)	240,889	71,358
Straumann Holding AG (Registered)	856,679	139,301
		269,119
Taiwan (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,039,099	104,866
United Kingdom (4.2%)
Diageo PLC	1,712,129	73,606
Rightmove PLC	11,645,806	77,366
		150,972
United States (6.5%)
MercadoLibre, Inc. (b)	126,652	150,032
Spotify Technology SA (b)	512,470	82,277
		232,309
Total Common Stocks (Cost $2,634,735)		3,382,846
Short-Term Investments (6.0%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $208,366)	208,366,494	208,366
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	5,231,895	5,232
	Face Amount (000)
Repurchase Agreements (0.0%) ‡
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $91; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $93)	$91	91
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $194; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $198)	194	194
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $155; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $158)	155	155
		440
Total Securities held as Collateral on Loaned Securities (Cost $5,672)		5,672

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Advantage Portfolio

Value (000)
Total Short-Term Investments (Cost $214,038)	$214,038
Total Investments (100.1%) (Cost $2,848,773) Including $5,853 of Securities Loaned (c)(d)	3,596,884
Liabilities in Excess of Other Assets (–0.1%)	(2,509)
Net Assets (100.0%)	$3,594,375

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  All or a portion of this security was on loan at June 30, 2023.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $2,667,980,000 and 74.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,053,908,000 and the aggregate gross unrealized depreciation is approximately $305,797,000, resulting in net unrealized appreciation of approximately $748,111,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	35.8%
Textiles, Apparel & Luxury Goods	22.5
Semiconductors & Semiconductor Equipment	8.5
Air Freight & Logistics	8.4
Beverages	7.2
Banks	6.4
Short-Term Investments	5.8
Capital Markets	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,518,215)	$3,299,816
Investment in Security of Affiliated Issuer, at Value (Cost $330,558)	297,068
Total Investments in Securities, at Value (Cost $2,848,773)	3,596,884
Foreign Currency, at Value (Cost $6,341)	6,341
Cash	1,761
Receivable for Investments Sold	22,901
Tax Reclaim Receivable	4,383
Dividends Receivable	2,803
Receivable for Fund Shares Sold	2,482
Receivable from Affiliate	487
Receivable from Securities Lending Income	2
Other Assets	323
Total Assets	3,638,367
Liabilities:
Payable for Investments Purchased	20,964
Deferred Capital Gain Country Tax	7,421
Payable for Advisory Fees	6,745
Collateral on Securities Loaned, at Value	5,672
Payable for Fund Shares Redeemed	1,659
Payable for Sub Transfer Agency Fees — Class I	652
Payable for Sub Transfer Agency Fees — Class A	136
Payable for Sub Transfer Agency Fees — Class C	8
Payable for Administration Fees	230
Payable for Custodian Fees	132
Payable for Shareholder Services Fees — Class A	95
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	19
Payable for Professional Fees	28
Payable for Transfer Agency Fees — Class I	12
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	218
Total Liabilities	43,992
Net Assets	$3,594,375
Net Assets Consist of:
Paid-in-Capital	$3,375,314
Total Distributable Earnings	219,061
Net Assets	$3,594,375

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$2,896,789
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	125,501,520
Net Asset Value, Offering and Redemption Price Per Share	$23.08
CLASS A:
Net Assets	$468,902
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,848,465
Net Asset Value, Redemption Price Per Share	$22.49
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.25
Maximum Offering Price Per Share	$23.74
CLASS L:
Net Assets	$482
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,593
Net Asset Value, Offering and Redemption Price Per Share	$21.33
CLASS C:
Net Assets	$23,629
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,128,189
Net Asset Value, Offering and Redemption Price Per Share	$20.94
CLASS R6:
Net Assets	$204,573
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,824,900
Net Asset Value, Offering and Redemption Price Per Share	$23.18
(1) Including: Securities on Loan, at Value:	$5,853

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Advantage Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3,569 of Foreign Taxes Withheld)	$24,256
Dividends from Security of Affiliated Issuer (Note G)	2,157
Income from Securities Loaned — Net	20
Total Investment Income	26,433
Expenses:
Advisory Fees (Note B)	12,913
Sub Transfer Agency Fees — Class I	1,388
Sub Transfer Agency Fees — Class A	298
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	9
Administration Fees (Note C)	1,351
Shareholder Services Fees — Class A (Note D)	550
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	115
Custodian Fees (Note F)	256
Shareholder Reporting Fees	122
Transfer Agency Fees — Class I (Note E)	99
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	4
Registration Fees	88
Professional Fees	80
Directors' Fees and Expenses	28
Pricing Fees	1
Other Expenses	110
Total Expenses	17,423
Rebate from Morgan Stanley Affiliate (Note G)	(92)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Net Expenses	17,330
Net Investment Income	9,103
Realized Loss:
Investments Sold (Net of $366 of Capital Gain Country Tax)	(67,010)
Foreign Currency Translation	(274)
Net Realized Loss	(67,284)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $675)	695,086
Investments in Affiliates	443
Foreign Currency Translation	81
Net Change in Unrealized Appreciation (Depreciation)	695,610
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	628,326
Net Increase in Net Assets Resulting from Operations	$637,429

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

International Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$9,103	$(1,761)
Net Realized Loss	(67,284)	(507,276)
Net Change in Unrealized Appreciation (Depreciation)	695,610	(1,807,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	637,429	(2,316,675)
Dividends and Distributions to Shareholders:
Class I	—	(106,371)
Class A	—	(18,096)
Class L	—	(19)
Class C	—	(1,097)
Class R6*	—	(5,293)
Total Dividends and Distributions to Shareholders	—	(130,876)
Capital Share Transactions:(1)
Class I:
Subscribed	418,705	1,559,230
Distributions Reinvested	—	101,013
Redeemed	(433,629)	(2,650,303)
Class A:
Subscribed	61,088	663,938
Distributions Reinvested	—	18,093
Redeemed	(63,459)	(772,431)
Class L:
Exchanged	—	221
Distributions Reinvested	—	19
Redeemed	(5)	(20)
Class C:
Subscribed	262	2,926
Distributions Reinvested	—	1,087
Redeemed	(2,405)	(8,977)
Class R6:*
Subscribed	77,243	71,870
Distributions Reinvested	—	3,476
Redeemed	(21,616)	(135,096)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	36,184	(1,144,954)
Redemption Fees	—	9
Total Increase (Decrease) in Net Assets	673,613	(3,592,496)
Net Assets:
Beginning of Period	2,920,762	6,513,258
End of Period	$3,594,375	$2,920,762

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

International Advantage Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	19,591	68,230
Shares Issued on Distributions Reinvested	—	5,283
Shares Redeemed	(19,876)	(126,582)
Net Decrease in Class I Shares Outstanding	(285)	(53,069)
Class A:
Shares Subscribed	2,910	32,799
Shares Issued on Distributions Reinvested	—	970
Shares Redeemed	(2,992)	(38,999)
Net Decrease in Class A Shares Outstanding	(82)	(5,230)
Class L:
Shares Exchanged	—	13
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(— @)	(1)
Net Increase in Class L Shares Outstanding	(— @)	13
Class C:
Shares Subscribed	13	132
Shares Issued on Distributions Reinvested	—	62
Shares Redeemed	(123)	(487)
Net Decrease in Class C Shares Outstanding	(110)	(293)
Class R6:*
Shares Subscribed	3,522	2,832
Shares Issued on Distributions Reinvested	—	181
Shares Redeemed	(1,007)	(5,708)
Net Increase (Decrease) in Class R6 Shares Outstanding	2,515	(2,695)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$19.00		$30.30		$27.05		$20.45		$15.74		$16.89
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.00	(3)	(0.08)		(0.07)		0.06		0.04
Net Realized and Unrealized Gain (Loss)	4.02		(10.43)		3.63		6.68		4.67		(0.91)
Total from Investment Operations	4.08		(10.43)		3.55		6.61		4.73		(0.87)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.00	)(3)	—
Net Realized Gain	—		(0.87)		(0.30)		—		(0.02)		(0.28)
Total Distributions	—		(0.87)		(0.30)		(0.01)		(0.02)		(0.28)
Redemption Fees	—		0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$23.08		$19.00		$30.30		$27.05		$20.45		$15.74
Total Return(4)	21.47	%(5)	(34.46)%		13.16%		32.33%		30.09%		(5.19)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,896,789		$2,390,415		$5,419,831		$3,841,122		$1,900,219		$569,408
Ratio of Expenses Before Expense Limitation	0.99	%(6)	1.01%		0.97%		N/A		1.03%		1.11%
Ratio of Expenses After Expense Limitation	0.98	%(6)(7)	1.01	%(7)	0.97	%(7)	0.98	%(7)	0.98	%(7)	0.98	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.98	%(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.59	%(6)(7)	0.00	%(8)	(0.28	)%(7)	(0.31	)%(7)	0.32	%(7)	0.21	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.01%		0.02%		0.02%
Portfolio Turnover Rate	12	%(5)	19%		22%		18%		15%		29%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$18.54		$29.69		$26.58		$20.16		$15.56		$16.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.06)		(0.17)		(0.13)		0.01		(0.02)
Net Realized and Unrealized Gain (Loss)	3.92		(10.22)		3.58		6.56		4.61		(0.89)
Total from Investment Operations	3.95		(10.28)		3.41		6.43		4.62		(0.91)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		—		—
Net Realized Gain	—		(0.87)		(0.30)		—		(0.02)		(0.28)
Total Distributions	—		(0.87)		(0.30)		(0.01)		(0.02)		(0.28)
Redemption Fees	—		0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.49		$18.54		$29.69		$26.58		$20.16		$15.56
Total Return(4)	21.31	%(5)	(34.66)%		12.87%		31.90%		29.72%		(5.48)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$468,902		$388,125		$776,662		$589,317		$379,237		$202,732
Ratio of Expenses Before Expense Limitation	1.27	%(6)	1.30%		1.26%		N/A		1.30%		1.37%
Ratio of Expenses After Expense Limitation	1.26	%(6)(7)	1.30	%(7)	1.26	%(7)	1.27	%(7)	1.28	%(7)	1.33	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.27	%(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.31	%(6)(7)	(0.27	)%(7)	(0.57	)%(7)	(0.60	)%(7)	0.04	%(7)	(0.10	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.01%		0.02%		0.02%
Portfolio Turnover Rate	12	%(5)	19%		22%		18%		15%		29%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$17.64		$28.46		$25.64		$19.56		$15.18		$16.43
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.18)		(0.32)		(0.24)		(0.09)		(0.09)
Net Realized and Unrealized Gain (Loss)	3.72		(9.77)		3.44		6.33		4.49		(0.88)
Total from Investment Operations	3.69		(9.95)		3.12		6.09		4.40		(0.97)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		—		—
Net Realized Gain	—		(0.87)		(0.30)		—		(0.02)		(0.28)
Total Distributions	—		(0.87)		(0.30)		(0.01)		(0.02)		(0.28)
Redemption Fees	—		0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.33		$17.64		$28.46		$25.64		$19.56		$15.18
Total Return(4)	20.92	%(5)	(35.00)%		12.21%		31.14%		29.01%		(5.95)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$482		$403		$279		$350		$226		$161
Ratio of Expenses Before Expense Limitation	2.22	%(6)	2.55%		2.29%		2.48%		2.59%		2.82%
Ratio of Expenses After Expense Limitation	1.84	%(6)(7)	1.85	%(7)	1.85	%(7)	1.84	%(7)	1.83	%(7)	1.83	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.84	%(7)	N/A		N/A
Ratio of Net Investment Loss	(0.28	)%(6)(7)	(0.93	)%(7)	(1.16	)%(7)	(1.17	)%(7)	(0.48	)%(7)	(0.55	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.01%		0.02%		0.02%
Portfolio Turnover Rate	12	%(5)	19%		22%		18%		15%		29%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Advantage Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$17.33		$28.03		$25.29		$19.31		$15.02		$16.30
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.20)		(0.35)		(0.26)		(0.12)		(0.15)
Net Realized and Unrealized Gain (Loss)	3.65		(9.63)		3.39		6.25		4.43		(0.85)
Total from Investment Operations	3.61		(9.83)		3.04		5.99		4.31		(1.00)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		—		—
Net Realized Gain	—		(0.87)		(0.30)		—		(0.02)		(0.28)
Total Distributions	—		(0.87)		(0.30)		(0.01)		(0.02)		(0.28)
Redemption Fees	—		0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.94		$17.33		$28.03		$25.29		$19.31		$15.02
Total Return(4)	20.83	%(5)	(35.11)%		12.06%		31.03%		28.72%		(6.18)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,629		$21,455		$42,922		$24,926		$18,180		$11,087
Ratio of Expenses Before Expense Limitation	1.98	%(6)	2.01%		1.96%		N/A		2.03%		2.10%
Ratio of Expenses After Expense Limitation	1.97	%(6)(7)	2.01	%(7)	1.96	%(7)	1.97	%(7)	2.01	%(7)	2.07	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.97	%(7)	N/A		N/A
Ratio of Net Investment Loss	(0.41	)%(6)(7)	(1.02	)%(7)	(1.27	)%(7)	(1.29	)%(7)	(0.69	)%(7)	(0.88	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(8)	0.00	%(8)	0.01%		0.02%		0.02%
Portfolio Turnover Rate	12	%(5)	19%		22%		18%		15%		29%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Advantage Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 15, 2018(3) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$19.08		$30.38		$27.09		$20.46		$15.75		$18.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.07		—		(0.06)		(0.06)		0.05		(0.00	)(5)
Net Realized and Unrealized Gain (Loss)	4.03		(10.43)		3.65		6.70		4.69		(2.87)
Total from Investment Operations	4.10		(10.43)		3.59		6.64		4.74		(2.87)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.01)		—
Net Realized Gain	—		(0.87)		(0.30)		—		(0.02)		(0.28)
Total Distributions	—		(0.87)		(0.30)		(0.01)		(0.03)		(0.28)
Redemption Fees	—		0.00	(5)	0.00	(5)	—		0.00	(5)	0.00	(5)
Net Asset Value, End of Period	$23.18		$19.08		$30.38		$27.09		$20.46		$15.75
Total Return(6)	21.55	%(7)	(34.40)%		13.29%		32.46%		30.14%		(15.22	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$204,573		$120,364		$273,564		$98,182		$774		$8
Ratio of Expenses Before Expense Limitation	0.89	%(8)	0.89%		0.87%		N/A		3.28%		19.51	%(8)
Ratio of Expenses After Expense Limitation	0.88	%(8)(9)	0.89	%(9)	0.87	%(9)	0.89	%(9)	0.93	%(9)	0.93	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.89	%(9)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.68	%(8)(9)	0.01	%(9)	(0.19	)%(9)	(0.26	)%(9)	0.24	%(9)	(0.04	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(10)	0.00	%(10)	0.01%		0.02%		0.02	%(8)
Portfolio Turnover Rate	12	%(7)	19%		22%		18%		15%		29%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Commencement of Offering.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the International Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented 0% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/ dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$302,630	$—	$302,630
Banks	—	231,440	—	231,440
Beverages	—	256,927	—	256,927
Biotechnology	—	25,437	—	25,437
Broadline Retail	150,032	—	—	150,032
Capital Markets	193,744	—	—	193,744
Chemicals	—	6,694	—	6,694
Consumer Staples Distribution & Retail	—	44,685	—	44,685
Electronic Equipment, Instruments & Components	—	169,013	—	169,013
Entertainment	82,277	—	—	82,277
Financial Services	—	126,481	—	126,481
Food Products	—	70,313	—	70,313
Health Care Equipment & Supplies	—	139,301	—	139,301
Hotels, Restaurants & Leisure	—	89,207	—	89,207
Information Technology Services	100,477	18,772	—	119,249
Insurance	—	95,600	—	95,600
Interactive Media & Services	—	77,366	—	77,366
Machinery	—	16,745	—	16,745
Marine Transportation	—	71,358	—	71,358
Semiconductors & Semiconductor Equipment	104,866	202,021	—	306,887
Textiles, Apparel & Luxury Goods	83,470	723,990	—	807,460
Total Common Stocks	714,866	2,667,980	—	3,382,846
Short-Term Investments
Investment Company	213,598	—	—	213,598
Repurchase Agreements	—	440	—	440
Total Assets	$928,464	$2,668,420	$—	$3,596,884

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,853	(a)	$—	$(5,672	)(b)(c)	$181

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $5,672,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments.

(c) The Fund did not maintain 100% collateral coverage at June 30, 2023. This was corrected on the next business day.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,672	$—	$—	$—	$5,672
Total Borrowings	$5,672	$—	$—	$—	$5,672
Gross amount of recognized liabilities for securities lending transactions					$5,672

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter,

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $6,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $386,969,000 and $495,919,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $92,000 relating to the Fund's investment in the Liquidity Funds.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund may invest in affiliated entities, deemed to be affiliates as a result of the Fund owning five percent or more of the entity's voting securities.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$28,591	$596,824	$411,817	$2,157
Canada Goose Holdings, Inc.	77,258	5,769	—	—
Total	$105,850	$602,592	$411,817	$2,157
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$213,598
Canada Goose Holdings, Inc.	—	443	83,470
Total	$—	$443	$297,068

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$130,876	$—	$62,837

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$63,986	$(63,986)

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $57,772,000 and $376,447,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.0%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

30

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIASAN
5845804 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
U.S. Customer Privacy Notice	26
Directors and Officers Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

International Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$1,146.60	$1,020.08	$5.06	$4.76	0.95%
International Equity Portfolio Class A	1,000.00	1,144.00	1,018.35	6.91	6.51	1.30
International Equity Portfolio Class L	1,000.00	1,141.10	1,015.87	9.56	9.00	1.80
International Equity Portfolio Class C	1,000.00	1,140.20	1,014.63	10.88	10.24	2.05
International Equity Portfolio Class R6	1,000.00	1,146.70	1,020.28	4.84	4.56	0.91

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.
3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (1.1%)
Aristocrat Leisure Ltd.	606,154	$15,683
Belgium (0.5%)
KBC Group NV	99,934	6,975
Canada (5.9%)
Barrick Gold Corp. (LSE)	1,826,313	30,895
Constellation Software, Inc.	19,003	39,372
Tourmaline Oil Corp.	297,567	14,021
		84,288
China (0.7%)
Minth Group Ltd. (a)	3,478,000	9,563
Denmark (3.6%)
Carlsberg AS Series B	201,701	32,299
Tryg AS	873,618	18,919
		51,218
Finland (1.3%)
Kone Oyj, Class B	355,625	18,579
France (16.1%)
AXA SA	989,371	29,237
L'Oreal SA	34,661	16,169
Legrand SA	295,807	29,345
LVMH Moet Hennessy Louis Vuitton SE	29,481	27,798
Pernod Ricard SA	128,864	28,476
Safran SA	183,455	28,749
Sanofi	228,164	24,563
Thales SA	159,804	23,943
Worldline SA (b)	550,620	20,164
		228,444
Germany (16.0%)
Adidas AG	77,209	14,988
Deutsche Boerse AG	142,026	26,220
Deutsche Post AG (Registered)	694,222	33,921
Infineon Technologies AG	558,832	23,014
Knorr-Bremse AG	265,420	20,290
MTU Aero Engines AG	100,302	26,015
QIAGEN NV (b)	773,755	34,780
SAP SE	353,081	48,234
		227,462
Hong Kong (1.3%)
AIA Group Ltd.	1,823,600	18,521
Italy (2.1%)
Moncler SpA	429,659	29,727
Japan (3.7%)
Hoya Corp.	130,300	15,593
Keyence Corp.	17,900	8,505
Shiseido Co. Ltd.	375,800	17,035
SMC Corp.	20,100	11,171
		52,304
	Shares	Value (000)
Korea, Republic of (3.6%)
Samsung Electronics Co. Ltd.	609,165	$33,543
SK Hynix, Inc.	207,871	18,264
		51,807
Netherlands (4.4%)
Heineken NV	414,126	42,587
Universal Music Group NV	880,833	19,568
		62,155
Singapore (1.6%)
DBS Group Holdings Ltd.	968,400	22,615
Sweden (5.3%)
Atlas Copco AB, Class A	1,309,603	18,907
Epiroc AB, Class A	918,826	17,404
Hexagon AB, Class B	929,344	11,431
Svenska Handelsbanken AB, Class A	3,299,912	27,628
		75,370
Switzerland (6.1%)
Alcon, Inc.	125,950	10,449
Novartis AG (Registered)	164,836	16,619
Partners Group Holding AG	15,270	14,397
Roche Holding AG (Genusschein)	86,032	26,280
UBS Group AG (Registered)	926,733	18,784
		86,529
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	382,087	38,560
United Kingdom (22.1%)
Associated British Foods PLC	1,047,738	26,532
AstraZeneca PLC	211,458	30,314
BP PLC	2,418,678	14,083
British American Tobacco PLC	721,803	23,982
Experian PLC	317,927	12,202
Halma PLC	330,973	9,580
Hiscox Ltd.	1,204,400	16,698
Imperial Brands PLC	593,342	13,133
Legal & General Group PLC	3,947,399	11,429
Prudential PLC	1,844,542	26,051
Reckitt Benckiser Group PLC	497,118	37,359
RELX PLC (LSE)	559,048	18,650
RELX PLC (Euronext NV)	522,660	17,435
Rightmove PLC	222,234	1,476
Shell PLC	1,334,395	39,807
St. James's Place PLC	1,053,025	14,563
		313,294
Total Common Stocks (Cost $1,013,817)		1,393,094

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $15,901)	15,901,177	$15,901
Total Investments (99.2%) (Cost $1,029,718) (c)(d)		1,408,995
Other Assets in Excess of Liabilities (0.8%)		11,680
Net Assets (100.0%)		$1,420,675

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $1,270,246,000 and 89.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $405,075,000 and the aggregate gross unrealized depreciation is approximately $25,798,000, resulting in net unrealized appreciation of approximately $379,277,000.

ADR  American Depositary Receipt.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.3%
Insurance	8.5
Beverages	7.3
Pharmaceuticals	7.0
Software	6.2
Machinery	6.1
Semiconductors & Semiconductor Equipment	5.6
Aerospace & Defense	5.6
Capital Markets	5.2
Textiles, Apparel & Luxury Goods	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,013,817)	$1,393,094
Investment in Security of Affiliated Issuer, at Value (Cost $15,901)	15,901
Total Investments in Securities, at Value (Cost $1,029,718)	1,408,995
Foreign Currency, at Value (Cost $6,162)	6,154
Receivable for Investments Sold	11,632
Tax Reclaim Receivable	5,477
Dividends Receivable	664
Receivable for Fund Shares Sold	215
Receivable from Affiliate	85
Other Assets	222
Total Assets	1,433,444
Liabilities:
Payable for Investments Purchased	8,728
Payable for Advisory Fees	2,668
Payable for Fund Shares Redeemed	782
Payable for Sub Transfer Agency Fees — Class I	238
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	93
Payable for Shareholder Services Fees — Class A	67
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Custodian Fees	52
Payable for Professional Fees	22
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	112
Total Liabilities	12,769
Net Assets	$1,420,675
Net Assets Consist of:
Paid-in-Capital	$1,018,013
Total Distributable Earnings	402,662
Net Assets	$1,420,675

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$863,187
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	62,007,240
Net Asset Value, Offering and Redemption Price Per Share	$13.92
CLASS A:
Net Assets	$282,764
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,465,226
Net Asset Value, Redemption Price Per Share	$13.82
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.77
Maximum Offering Price Per Share	$14.59
CLASS L:
Net Assets	$3,955
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	291,022
Net Asset Value, Offering and Redemption Price Per Share	$13.59
CLASS C:
Net Assets	$1,136
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	85,674
Net Asset Value, Offering and Redemption Price Per Share	$13.26
CLASS R6:
Net Assets	$269,633
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,383,968
Net Asset Value, Offering and Redemption Price Per Share	$13.91

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2,944 of Foreign Taxes Withheld)	$24,543
Dividends from Security of Affiliated Issuer (Note G)	469
Total Investment Income	25,012
Expenses:
Advisory Fees (Note B)	5,569
Sub Transfer Agency Fees — Class I	340
Sub Transfer Agency Fees — Class A	285
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	557
Shareholder Services Fees — Class A (Note D)	414
Distribution and Shareholder Services Fees — Class L (Note D)	15
Distribution and Shareholder Services Fees — Class C (Note D)	6
Custodian Fees (Note F)	103
Professional Fees	90
Registration Fees	33
Shareholder Reporting Fees	25
Transfer Agency Fees — Class I (Note E)	10
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Directors' Fees and Expenses	13
Pricing Fees	2
Other Expenses	49
Total Expenses	7,522
Reimbursement of Class Specific Expenses — Class I (Note B)	(192)
Reimbursement of Class Specific Expenses — Class A (Note B)	(57)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Waiver of Advisory Fees (Note B)	(108)
Rebate from Morgan Stanley Affiliate (Note G)	(20)
Net Expenses	7,142
Net Investment Income	17,870
Realized Gain (Loss):
Investments Sold	21,929
Foreign Currency Translation	(287)
Net Realized Gain	21,642
Change in Unrealized Appreciation (Depreciation):
Investments	148,273
Foreign Currency Translation	119
Net Change in Unrealized Appreciation (Depreciation)	148,392
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	170,034
Net Increase in Net Assets Resulting from Operations	$187,904

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$17,870	$26,245
Net Realized Gain	21,642	47,953
Net Change in Unrealized Appreciation (Depreciation)	148,392	(376,669)
Net Increase (Decrease) in Net Assets Resulting from Operations	187,904	(302,471)
Dividends and Distributions to Shareholders:
Class I	—	(53,459)
Class A	—	(24,782)
Class L	—	(236)
Class C	—	(41)
Class R6*	—	(17,483)
Total Dividends and Distributions to Shareholders	—	(96,001)
Capital Share Transactions:(1)
Class I:
Subscribed	89,885	115,376
Distributions Reinvested	—	52,242
Redeemed	(74,493)	(686,551)
Class A:
Subscribed	1,368	433,632
Distributions Reinvested	—	24,701
Redeemed	(94,690)	(144,154)
Class L:
Exchanged	—	116
Distributions Reinvested	—	234
Redeemed	(127)	(1,120)
Class C:
Subscribed	30	639
Distributions Reinvested	—	41
Redeemed	(140)	(317)
Class R6:*
Subscribed	12,181	18,642
Distributions Reinvested	—	16,920
Redeemed	(23,609)	(159,747)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(89,595)	(329,346)
Total Increase (Decrease) in Net Assets	98,309	(727,818)
Net Assets:
Beginning of Period	1,322,366	2,050,184
End of Period	$1,420,675	$1,322,366

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,563	8,805
Shares Issued on Distributions Reinvested	—	4,321
Shares Redeemed	(5,618)	(52,679)
Net Increase (Decrease) in Class I Shares Outstanding	945	(39,553)
Class A:
Shares Subscribed	104	33,633
Shares Issued on Distributions Reinvested	—	2,055
Shares Redeemed	(7,026)	(12,173)
Net Increase (Decrease) in Class A Shares Outstanding	(6,922)	23,515
Class L:
Shares Exchanged	—	9
Shares Issued on Distributions Reinvested	—	20
Shares Redeemed	(10)	(90)
Net Decrease in Class L Shares Outstanding	(10)	(61)
Class C:
Shares Subscribed	2	53
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(11)	(26)
Net Increase (Decrease) in Class C Shares Outstanding	(9)	31
Class R6:*
Shares Subscribed	907	1,465
Shares Issued on Distributions Reinvested	—	1,401
Shares Redeemed	(1,746)	(12,447)
Net Decrease in Class R6 Shares Outstanding	(839)	(9,581)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$12.14		$15.22		$16.20		$14.74		$13.49		$17.97
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.18		0.23		0.29		0.18		0.28		0.31
Net Realized and Unrealized Gain (Loss)	1.60		(2.40)		0.34		1.50		2.47		(2.78)
Total from Investment Operations	1.78		(2.17)		0.63		1.68		2.75		(2.47)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		(0.33)		(0.22)		(0.32)		(0.39)
Net Realized Gain	—		(0.78)		(1.28)		—		(1.18)		(1.62)
Total Distributions	—		(0.91)		(1.61)		(0.22)		(1.50)		(2.01)
Redemption Fees	—		—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.92		$12.14		$15.22		$16.20		$14.74		$13.49
Total Return(3)	14.66	%(4)	(14.18)%		4.19%		11.42%		20.37%		(13.80)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$863,187		$741,596		$1,531,709		$1,658,464		$1,539,709		$1,725,392
Ratio of Expenses Before Expense Limitation	1.01	%(5)	1.03%		1.01%		1.00%		1.00%		0.99%
Ratio of Expenses After Expense Limitation	0.95	%(5)(6)	0.95	%(6)	0.95	%(6)	0.95	%(6)	0.95	%(6)	0.95	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.95	%(6)	N/A
Ratio of Net Investment Income	2.65	%(5)(6)	1.76	%(6)	1.70	%(6)	1.28	%(6)	1.86	%(6)	1.82	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(4)	36%		20%		20%		20%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$12.08		$15.17		$16.15		$14.67		$13.42		$17.75
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.06		0.25		0.11		0.24		0.32
Net Realized and Unrealized Gain (Loss)	1.59		(2.25)		0.36		1.50		2.46		(2.82)
Total from Investment Operations	1.74		(2.19)		0.61		1.61		2.70		(2.50)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.31)		(0.13)		(0.27)		(0.21)
Net Realized Gain	—		(0.78)		(1.28)		—		(1.18)		(1.62)
Total Distributions	—		(0.90)		(1.59)		(0.13)		(1.45)		(1.83)
Redemption Fees	—		—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.82		$12.08		$15.17		$16.15		$14.67		$13.42
Total Return(3)	14.40	%(4)	(14.37)%		4.07%		11.00%		20.11%		(14.13)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$282,764		$330,721		$58,739		$60,346		$212,578		$244,622
Ratio of Expenses Before Expense Limitation	1.35	%(5)	1.26%		1.07%		1.43%		1.25%		1.31%
Ratio of Expenses After Expense Limitation	1.30	%(5)(6)	1.23	%(6)	1.07	%(6)	1.30	%(6)	1.25	%(6)	1.30	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.25	%(6)	N/A
Ratio of Net Investment Income	2.30	%(5)(6)	0.50	%(6)	1.57	%(6)	0.80	%(6)	1.62	%(6)	1.83	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(4)	36%		20%		20%		20%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.91		$14.93		$15.91		$14.50		$13.28		$17.70
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.10		0.14		0.06		0.15		0.10
Net Realized and Unrealized Gain (Loss)	1.56		(2.33)		0.35		1.45		2.44		(2.66)
Total from Investment Operations	1.68		(2.23)		0.49		1.51		2.59		(2.56)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.19)		(0.10)		(0.19)		(0.24)
Net Realized Gain	—		(0.78)		(1.28)		—		(1.18)		(1.62)
Total Distributions	—		(0.79)		(1.47)		(0.10)		(1.37)		(1.86)
Redemption Fees	—		—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.59		$11.91		$14.93		$15.91		$14.50		$13.28
Total Return(3)	14.11	%(4)	(14.86)%		3.34%		10.40%		19.48%		(14.49)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,955		$3,579		$5,394		$5,513		$5,888		$6,022
Ratio of Expenses Before Expense Limitation	1.83	%(5)	1.85%		1.79%		1.83%		1.79%		N/A
Ratio of Expenses After Expense Limitation	1.80	%(5)(6)	1.80	%(6)	1.79	%(6)	1.80	%(6)	1.78	%(6)	1.72	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.78	%(6)	N/A
Ratio of Net Investment Income	1.80	%(5)(6)	0.77	%(6)	0.88	%(6)	0.41	%(6)	1.06	%(6)	1.17	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(4)	36%		20%		20%		20%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Equity Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.63		$14.63		$15.64		$14.26		$13.08		$17.51
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.06		0.09		0.02		0.10		0.05
Net Realized and Unrealized Gain (Loss)	1.53		(2.28)		0.34		1.43		2.41		(2.64)
Total from Investment Operations	1.63		(2.22)		0.43		1.45		2.51		(2.59)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.16)		(0.07)		(0.15)		(0.22)
Net Realized Gain	—		(0.78)		(1.28)		—		(1.18)		(1.62)
Total Distributions	—		(0.78)		(1.44)		(0.07)		(1.33)		(1.84)
Redemption Fees	—		—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.26		$11.63		$14.63		$15.64		$14.26		$13.08
Total Return(3)	14.02	%(4)	(15.12)%		3.02%		10.17%		19.18%		(14.82)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,136		$1,098		$929		$776		$674		$787
Ratio of Expenses Before Expense Limitation	2.26	%(5)	2.28%		2.33%		2.41%		2.35%		2.27%
Ratio of Expenses After Expense Limitation	2.05	%(5)(6)	2.05	%(6)	2.05	%(6)	2.05	%(6)	2.05	%(6)	2.05	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		2.05	%(6)	N/A
Ratio of Net Investment Income	1.55	%(5)(6)	0.48	%(6)	0.58	%(6)	0.15	%(6)	0.73	%(6)	0.83	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	15	%(4)	36%		20%		20%		20%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Equity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$12.13		$15.21		$16.19		$14.74		$13.48		$17.97
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.22		0.30		0.18		0.29		0.38
Net Realized and Unrealized Gain (Loss)	1.60		(2.38)		0.33		1.50		2.48		(2.86)
Total from Investment Operations	1.78		(2.16)		0.63		1.68		2.77		(2.48)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.33)		(0.23)		(0.33)		(0.39)
Net Realized Gain	—		(0.78)		(1.28)		—		(1.18)		(1.62)
Total Distributions	—		(0.92)		(1.61)		(0.23)		(1.51)		(2.01)
Redemption Fees	—		—		—		—		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.91		$12.13		$15.21		$16.19		$14.74		$13.48
Total Return(4)	14.67	%(5)	(14.14)%		4.24%		11.39%		20.42%		(13.76)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$269,633		$245,372		$453,413		$468,152		$456,618		$462,752
Ratio of Expenses Before Expense Limitation	0.93	%(6)	0.92%		0.91%		0.91%		0.91%		N/A
Ratio of Expenses After Expense Limitation	0.91	%(6)(7)	0.92	%(7)	0.91	%(7)	0.91	%(7)	0.91	%(7)	0.90	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.91	%(7)	N/A
Ratio of Net Investment Income	2.69	%(6)(7)	1.67	%(7)	1.76	%(7)	1.31	%(7)	1.94	%(7)	2.19	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	15	%(5)	36%		20%		20%		20%		34%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the International Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$78,707	$—	$78,707
Air Freight & Logistics	—	33,921	—	33,921
Automobile Components	—	9,563	—	9,563
Banks	—	57,218	—	57,218
Beverages	—	103,362	—	103,362
Capital Markets	—	73,964	—	73,964
Electrical Equipment	—	29,345	—	29,345
Electronic Equipment, Instruments & Components	—	29,516	—	29,516
Entertainment	—	19,568	—	19,568
Financial Services	—	20,164	—	20,164
Food Products	—	26,532	—	26,532

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$—	$26,042	$—	$26,042
Hotels, Restaurants & Leisure	—	15,683	—	15,683
Household Products	—	37,359	—	37,359
Insurance	—	120,855	—	120,855
Interactive Media & Services	—	1,476	—	1,476
Life Sciences Tools & Services	—	34,780	—	34,780
Machinery	—	86,351	—	86,351
Metals & Mining	30,895	—	—	30,895
Oil, Gas & Consumable Fuels	14,021	53,890	—	67,911
Personal Care Products	—	33,204	—	33,204
Pharmaceuticals	—	97,776	—	97,776
Professional Services	—	48,287	—	48,287
Semiconductors & Semiconductor Equipment	38,560	41,278	—	79,838
Software	39,372	48,234	—	87,606
Tech Hardware, Storage & Peripherals	—	33,543	—	33,543
Textiles, Apparel & Luxury Goods	—	72,513	—	72,513
Tobacco	—	37,115	—	37,115
Total Common Stocks	122,848	1,270,246	—	1,393,094
Short-Term Investment
Investment Company	15,901	—	—	15,901
Total Assets	$138,749	$1,270,246	$—	$1,408,995

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns,

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $3 billion	Over $3 billion
0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.78% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $108,000 of advisory fees were waived and approximately $252,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a

Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $205,221,000 and $284,600,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $20,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$8,572	$180,178	$172,849	$469
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$15,901

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$19,173	$76,828	$50,803	$152,221

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,019	$5,309

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 63.3%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIESAN
5843021 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	25
Liquidity Risk Management Program	27
U.S. Customer Privacy Notice	28
Directors and Officers Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

International Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Opportunity Portfolio Class I	$1,000.00	$1,208.60	$1,019.84	$5.48	$5.01	1.00%
International Opportunity Portfolio Class A	1,000.00	1,207.40	1,018.10	6.69	6.76	1.28
International Opportunity Portfolio Class L	1,000.00	1,204.10	1,015.62	10.11	9.25	1.85
International Opportunity Portfolio Class C	1,000.00	1,202.80	1,014.38	10.41	10.49	2.03
International Opportunity Portfolio Class R6	1,000.00	1,209.00	1,020.13	4.66	4.71	0.94
International Opportunity Portfolio Class IR	1,000.00	1,208.90	1,020.13	4.66	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Argentina (1.9%)
Globant SA (a)	128,428	$23,081
Brazil (2.2%)
NU Holdings Ltd., Class A (a)	3,437,317	27,120
Canada (6.7%)
Canada Goose Holdings, Inc. (a)(b)	1,255,245	22,343
Shopify, Inc., Class A (a)	924,887	59,748
		82,091
China (9.1%)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	298,726	1,930
Kweichow Moutai Co. Ltd., Class A	73,600	17,156
Meituan, Class B (a)(c)	2,354,820	36,926
Tencent Holdings Ltd. (c)	398,500	16,897
Trip.com Group Ltd. ADR (a)	1,087,786	38,073
		110,982
Denmark (7.9%)
DSV AS	458,058	96,211
France (5.5%)
Hermes International	31,001	67,388
Germany (5.7%)
Adidas AG	225,589	43,793
HelloFresh SE (a)	1,066,047	26,366
		70,159
India (12.6%)
HDFC Bank Ltd.	4,135,432	85,822
ICICI Bank Ltd. ADR	2,658,932	61,368
Titan Co. Ltd.	198,614	7,395
		154,585
Italy (5.3%)
Moncler SpA	937,643	64,873
Japan (3.7%)
Change Holdings, Inc.	412,400	6,557
Keyence Corp.	82,600	39,248
		45,805
Korea, Republic of (8.1%)
Coupang, Inc. (a)	3,289,772	57,242
KakaoBank Corp. (b)	1,121,494	20,388
NAVER Corp.	156,020	21,841
		99,471
Netherlands (6.8%)
Adyen NV (a)	25,047	43,373
ASML Holding NV	54,054	39,207
		82,580
Norway (0.6%)
AutoStore Holdings Ltd. (a)(b)	3,533,054	7,734
Singapore (2.8%)
Grab Holdings Ltd., Class A (a)	8,201,276	28,130
Sea Ltd. ADR (a)	113,297	6,576
		34,706
	Shares	Value (000)
Sweden (4.4%)
Evolution AB	340,512	$43,151
Vitrolife AB	557,891	10,843
		53,994
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,854,000	34,250
United Kingdom (1.5%)
Deliveroo PLC (a)	7,330,561	10,671
Fevertree Drinks PLC	480,501	7,431
		18,102
United States (11.1%)
MercadoLibre, Inc. (a)	65,053	77,062
Spotify Technology SA (a)	368,659	59,188
		136,250
Total Common Stocks (Cost $992,990)		1,209,382
Short-Term Investments (2.8%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $24,789)	24,789,079	24,789
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	8,746,143	8,746
	Face Amount (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $152; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $155)	$152	152
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $324; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $330)	324	324
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $259; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $264)	259	259
		735
Total Securities held as Collateral on Loaned Securities (Cost $9,481)		9,481
Total Short-Term Investments (Cost $34,270)		34,270
Total Investments (101.5%) (Cost $1,027,260) Including $27,071 of Securities Loaned (d)(e)		1,243,652
Liabilities in Excess of Other Assets (–1.5%)		(18,656)
Net Assets (100.0%)		$1,224,996
The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Opportunity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Security trades on the Hong Kong exchange.

(d)  The approximate fair value and percentage of net assets, $749,451,000 and 61.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(e)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $355,406,000 and the aggregate gross unrealized depreciation is approximately $139,014,000, resulting in net unrealized appreciation of approximately $216,392,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	19.9%
Textiles, Apparel & Luxury Goods	16.7
Banks	15.8
Broadline Retail	10.9
Hotels, Restaurants & Leisure	10.4
Air Freight & Logistics	7.8
Information Technology Services	7.2
Semiconductors & Semiconductor Equipment	6.0
Entertainment	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $993,725)	$1,210,117
Investment in Security of Affiliated Issuer, at Value (Cost $33,535)	33,535
Total Investments in Securities, at Value (Cost $1,027,260)	1,243,652
Foreign Currency, at Value (Cost $1,554)	1,551
Cash	2
Dividends Receivable	944
Tax Reclaim Receivable	679
Receivable for Fund Shares Sold	185
Receivable from Affiliate	89
Receivable from Securities Lending Income	15
Receivable for Investments Sold	14
Other Assets	232
Total Assets	1,247,363
Liabilities:
Collateral on Securities Loaned, at Value	9,481
Payable for Investments Purchased	5,777
Payable for Advisory Fees	2,557
Deferred Capital Gain Country Tax	2,058
Payable for Sub Transfer Agency Fees — Class I	958
Payable for Sub Transfer Agency Fees — Class A	148
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	16
Payable for Fund Shares Redeemed	927
Payable for Administration Fees	80
Payable for Custodian Fees	79
Payable for Shareholder Services Fees — Class A	49
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	25
Payable for Professional Fees	34
Payable for Transfer Agency Fees — Class I	19
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	4
Payable for Transfer Agency Fees — Class R6	2
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	152
Total Liabilities	22,367
Net Assets	$1,224,996
Net Assets Consist of:
Paid-in-Capital	$1,543,995
Total Accumulated Loss	(318,999)
Net Assets	$1,224,996

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$761,416
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	31,816,286
Net Asset Value, Offering and Redemption Price Per Share	$23.93
CLASS A:
Net Assets	$242,679
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,475,879
Net Asset Value Redemption Price Per Share	$23.17
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.28
Maximum Offering Price Per Share	$24.45
CLASS L:
Net Assets	$205
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,454
Net Asset Value, Offering and Redemption Price Per Share	$21.71
CLASS C:
Net Assets	$29,761
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,397,903
Net Asset Value, Offering and Redemption Price Per Share	$21.29
CLASS R6:
Net Assets	$45,937
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,909,051
Net Asset Value, Offering and Redemption Price Per Share	$24.06
CLASS IR:
Net Assets	$144,998
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,024,454
Net Asset Value, Offering and Redemption Price Per Share	$24.07
(1) Including: Securities on Loan, at Value:	$27,071

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $854 of Foreign Taxes Withheld)	$5,707
Dividends from Security of Affiliated Issuer (Note G)	512
Income from Securities Loaned — Net	58
Total Investment Income	6,277
Expenses:
Advisory Fees (Note B)	4,966
Administration Fees (Note C)	503
Sub Transfer Agency Fees — Class I	331
Sub Transfer Agency Fees — Class A	105
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	11
Shareholder Services Fees — Class A (Note D)	292
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	152
Custodian Fees (Note F)	142
Professional Fees	85
Transfer Agency Fees — Class I (Note E)	38
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6 (Note E)	11
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	58
Registration Fees	42
Directors' Fees and Expenses	13
Pricing Fees	2
Other Expenses	61
Total Expenses	6,825
Reimbursement of Class Specific Expenses — Class I (Note B)	(123)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(10)
Rebate from Morgan Stanley Affiliate (Note G)	(22)
Net Expenses	6,669
Net Investment Loss	(392)
Realized Loss:
Investments Sold (Net of $677 of Capital Gain Country Tax)	(74,675)
Foreign Currency Translation	(2)
Net Realized Loss	(74,677)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $234)	311,659
Foreign Currency Translation	5
Net Change in Unrealized Appreciation (Depreciation)	311,664
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	236,987
Net Increase in Net Assets Resulting from Operations	$236,595

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(392)	$(9,903)
Net Realized Loss	(74,677)	(500,788)
Net Change in Unrealized Appreciation (Depreciation)	311,664	(1,207,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	236,595	(1,718,106)
Dividends and Distributions to Shareholders:
Class I	—	(61,623)
Class A	—	(19,963)
Class L	—	(16)
Class C	—	(2,906)
Class R6*	—	(11,293)
Class IR	—	(10,104)
Total Dividends and Distributions to Shareholders	—	(105,905)
Capital Share Transactions:(1)
Class I:
Subscribed	103,807	437,070
Distributions Reinvested	—	60,304
Redeemed	(148,331)	(1,746,169)
Class A:
Subscribed	17,472	37,062
Distributions Reinvested	—	19,946
Redeemed	(39,309)	(199,584)
Class L:
Exchanged	—	29
Distributions Reinvested	—	16
Redeemed	—	(110)
Class C:
Subscribed	437	1,603
Distributions Reinvested	—	2,878
Redeemed	(5,048)	(26,545)
Class R6:*
Subscribed	5,557	135,382
Distributions Reinvested	—	11,293
Redeemed	(117,818)	(41,180)
Class IR:
Subscribed	—	60,000
Distributions Reinvested	—	10,104
Net Decrease in Net Assets Resulting from Capital Share Transactions	(183,233)	(1,237,901)
Redemption Fees	10	85
Total Increase (Decrease) in Net Assets	53,372	(3,061,827)
Net Assets:
Beginning of Period	1,171,624	4,233,451
End of Period	$1,224,996	$1,171,624

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,631	16,359
Shares Issued on Distributions Reinvested	—	3,029
Shares Redeemed	(6,580)	(69,659)
Net Decrease in Class I Shares Outstanding	(1,949)	(50,271)
Class A:
Shares Subscribed	789	1,453
Shares Issued on Distributions Reinvested	—	1,033
Shares Redeemed	(1,798)	(8,026)
Net Decrease in Class A Shares Outstanding	(1,009)	(5,540)
Class L:
Shares Exchanged	—	1
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	—	(5)
Net Decrease in Class L Shares Outstanding	—	(3)
Class C:
Shares Subscribed	22	68
Shares Issued on Distributions Reinvested	—	162
Shares Redeemed	(249)	(1,214)
Net Decrease in Class C Shares Outstanding	(227)	(984)
Class R6:*
Shares Subscribed	247	4,557
Shares Issued on Distributions Reinvested	—	564
Shares Redeemed	(5,056)	(1,817)
Net Increase (Decrease) in Class R6 Shares Outstanding	(4,809)	3,304
Class IR:
Shares Subscribed	—	1,850
Shares Issued on Distributions Reinvested	—	505
Net Increase in Class IR Shares Outstanding	—	2,355

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$19.80		$38.44		$41.46		$26.73		$19.77		$22.52
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	(0.10)		(0.30)		(0.22)		(0.04)		(0.04)
Net Realized and Unrealized Gain (Loss)	4.13		(16.71)		(1.90)		15.05		7.00		(2.66)
Total from Investment Operations	4.13		(16.81)		(2.20)		14.83		6.96		(2.70)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.83)		(0.82)		(0.10)		—		(0.05)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$23.93		$19.80		$38.44		$41.46		$26.73		$19.77
Total Return(4)	20.86	%(5)	(43.76)%		(5.24)%		55.49%		35.20%		(12.04)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$761,416		$668,597		$3,229,961		$3,152,320		$1,284,678		$649,580
Ratio of Expenses Before Expense Limitation	1.03	%(6)	1.11%		0.99%		0.98%		1.03%		1.04%
Ratio of Expenses After Expense Limitation	1.00	%(6)(7)	1.00	%(7)	0.99	%(7)	0.97	%(7)	0.99	%(7)	0.99	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(7)	0.99	%(7)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.00	%(6)(7)(8)	(0.39	)%(7)	(0.70	)%(7)	(0.70	)%(7)	(0.15	)%(7)	(0.19	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	6	%(5)	18%		36%		25%		20%		36%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$19.19		$37.49		$40.57		$26.23		$19.46		$22.25
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.19)		(0.41)		(0.30)		(0.10)		(0.11)
Net Realized and Unrealized Gain (Loss)	4.01		(16.28)		(1.85)		14.74		6.87		(2.63)
Total from Investment Operations	3.98		(16.47)		(2.26)		14.44		6.77		(2.74)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.83)		(0.82)		(0.10)		—		(0.05)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$23.17		$19.19		$37.49		$40.57		$26.23		$19.46
Total Return(4)	20.74	%(5)	(43.96)%		(5.50)%		55.06%		34.79%		(12.36)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$242,679		$220,442		$638,203		$683,897		$336,109		$223,098
Ratio of Expenses Before Expense Limitation	1.28	%(6)	1.35%		1.28%		1.26%		1.30%		1.34%
Ratio of Expenses After Expense Limitation	1.28	%(6)(7)	1.35	%(7)	1.28	%(7)	1.25	%(7)	1.29	%(7)	1.33	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.35	%(7)	1.28	%(7)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.29	)%(6)(7)	(0.78	)%(7)	(0.99	)%(7)	(0.96	)%(7)	(0.44	)%(7)	(0.51	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	6	%(5)	18%		36%		25%		20%		36%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$18.04		$35.60		$38.79		$25.23		$18.82		$21.63
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.29)		(0.62)		(0.44)		(0.23)		(0.22)
Net Realized and Unrealized Gain (Loss)	3.76		(15.44)		(1.75)		14.10		6.64		(2.54)
Total from Investment Operations	3.67		(15.73)		(2.37)		13.66		6.41		(2.76)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.83)		(0.82)		(0.10)		—		(0.05)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.71		$18.04		$35.60		$38.79		$25.23		$18.82
Total Return(4)	20.41	%(5)	(44.24)%		(6.04)%		54.15%		34.06%		(12.81)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$205		$171		$448		$533		$512		$382
Ratio of Expenses Before Expense Limitation	3.10	%(6)	2.62%		2.15%		2.14%		2.19%		2.28%
Ratio of Expenses After Expense Limitation	1.85	%(6)(7)	1.85	%(7)	1.85	%(7)	1.84	%(7)	1.84	%(7)	1.84	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.85	%(7)	1.85	%(7)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.85	)%(6)(7)	(1.25	)%(7)	(1.56	)%(7)	(1.54	)%(7)	(0.99	)%(7)	(1.02	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	6	%(5)	18%		36%		25%		20%		36%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

International Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$17.71		$35.08		$38.29		$24.94		$18.63		$21.46
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.34)		(0.66)		(0.48)		(0.26)		(0.27)
Net Realized and Unrealized Gain (Loss)	3.68		(15.20)		(1.73)		13.93		6.57		(2.51)
Total from Investment Operations	3.58		(15.54)		(2.39)		13.45		6.31		(2.78)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.83)		(0.82)		(0.10)		—		(0.05)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$21.29		$17.71		$35.08		$38.29		$24.94		$18.63
Total Return(4)	20.28	%(5)	(44.36)%		(6.17)%		53.94%		33.87%		(13.00)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,761		$28,775		$91,503		$90,845		$53,257		$35,297
Ratio of Expenses Before Expense Limitation	2.03	%(6)	2.07%		1.98%		1.98%		2.03%		2.06%
Ratio of Expenses After Expense Limitation	2.03	%(6)(7)	2.06	%(7)	1.98	%(7)	1.97	%(7)	2.02	%(7)	2.04	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.06	%(7)	1.98	%(7)	N/A		N/A		N/A
Ratio of Net Investment Loss	(1.03	)%(6)(7)	(1.47	)%(7)	(1.69	)%(7)	(1.68	)%(7)	(1.17	)%(7)	(1.24	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.01%
Portfolio Turnover Rate	6	%(5)	18%		36%		25%		20%		36%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

International Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		2018(2)
Net Asset Value, Beginning of Period	$19.90		$38.58		$41.56		$26.77		$19.79		$22.54
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.09)		(0.25)		(0.18)		(0.02)		0.02
Net Realized and Unrealized Gain (Loss)	4.15		(16.76)		(1.91)		15.07		7.00		(2.72)
Total from Investment Operations	4.16		(16.85)		(2.16)		14.89		6.98		(2.70)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.83)		(0.82)		(0.10)		—		(0.05)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$24.06		$19.90		$38.58		$41.56		$26.77		$19.79
Total Return(5)	20.90	%(6)	(43.70)%		(5.13)%		55.63%		35.27%		(12.03)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,937		$133,702		$131,721		$101,008		$50,083		$14,016
Ratio of Expenses Before Expense Limitation	0.95	%(7)	0.94%		0.90%		0.90%		0.98%		0.95%
Ratio of Expenses After Expense Limitation	0.94	%(7)(8)	0.92	%(8)	0.88	%(8)	0.88	%(8)	0.91	%(8)	0.92	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.92	%(8)	0.88	%(8)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.06	%(7)(8)	(0.35	)%(8)	(0.59	)%(8)	(0.59	)%(8)	(0.07	)%(8)	0.09	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.02%
Portfolio Turnover Rate	6	%(6)	18%		36%		25%		20%		36%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

International Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$19.91		$38.60		$41.58		$26.78		$19.79		$25.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.09)		(0.25)		(0.19)		(0.02)		(0.06)
Net Realized and Unrealized Gain (Loss)	4.15		(16.77)		(1.91)		15.09		7.01		(5.47)
Total from Investment Operations	4.16		(16.86)		(2.16)		14.90		6.99		(5.53)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.83)		(0.82)		(0.10)		—		(0.05)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$24.07		$19.91		$38.60		$41.58		$26.78		$19.79
Total Return(5)	20.89	%(6)	(43.70)%		(5.13)%		55.64%		35.32%		(21.84	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$144,998		$119,937		$141,615		$149,281		$110,401		$81,592
Ratio of Expenses Before Expense Limitation	0.94	%(7)	0.92%		0.88%		0.89%		0.93%		0.95	%(7)
Ratio of Expenses After Expense Limitation	0.94	%(7)(8)	0.92	%(8)	0.88	%(8)	0.88	%(8)	0.91	%(8)	0.93	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.92	%(8)	0.88	%(8)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.06	%(7)(8)	(0.36	)%(8)	(0.59	)%(8)	(0.60	)%(8)	(0.07	)%(8)	(0.46	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	6	%(6)	18%		36%		25%		20%		36%

(1)  Commencement of Offering.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the International Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented 0% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$96,211	$—	$96,211
Banks	88,488	106,210	—	194,698
Beverages	—	24,587	—	24,587
Biotechnology	—	10,843	—	10,843
Broadline Retail	134,304	—	—	134,304
Consumer Staples Distribution & Retail	—	26,366	—	26,366
Electronic Equipment, Instruments & Components	—	39,248	—	39,248
Entertainment	65,764	—	—	65,764
Financial Services	—	43,373	—	43,373
Food Products	—	1,930	—	1,930
Ground Transportation	28,130	—	—	28,130
Hotels, Restaurants & Leisure	38,073	90,748	—	128,821
Information Technology Services	82,829	6,557	—	89,386
Interactive Media & Services	—	38,738	—	38,738
Machinery	—	7,734	—	7,734
Semiconductors & Semiconductor Equipment	—	73,457	—	73,457
Textiles, Apparel & Luxury Goods	22,343	183,449	—	205,792
Total Common Stocks	459,931	749,451	—	1,209,382
Short-Term Investments
Investment Company	33,535	—	—	33,535
Repurchase Agreements	—	735	—	735
Total Short-Term Investments	33,535	735	—	34,270
Total Assets	$493,466	$750,186	$—	$1,243,652

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$27,071	(a)	$—	$(27,071	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $9,481,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $18,180,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$9,481	$—	$—	$—	$9,481
Total Borrowings	$9,481	$—	$—	$—	$9,481
Gross amount of recognized liabilities for securities lending transactions					$9,481

6.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class R6 shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $134,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $3,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $74,231,000 and $185,293,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023,

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

advisory fees paid were reduced by approximately $22,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,212	$195,569	$163,246	$512
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$33,535

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$105,905	$—	$90,772

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$60,461	$(60,461)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

losses of approximately $165,564,000 and $226,940,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 49.8%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

31

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIOSAN
5846676 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

International Resilience
Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Directors and Officers Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Resilience Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

International Resilience Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Resilience Portfolio Class I	$1,000.00	$1,161.90	$1,020.58	$4.56	$4.26	0.85%
International Resilience Portfolio Class A	1,000.00	1,160.00	1,018.84	6.43	6.01	1.20
International Resilience Portfolio Class C	1,000.00	1,156.50	1,015.12	10.43	9.74	1.95
International Resilience Portfolio Class R6	1,000.00	1,162.90	1,020.83	4.29	4.01	0.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Australia (1.6%)
Aristocrat Leisure Ltd.	1,036	$27
Canada (3.7%)
Constellation Software, Inc.	31	64
Denmark (3.3%)
Carlsberg AS Series B	347	56
Finland (1.4%)
Kone Oyj, Class B	458	24
France (16.8%)
L'Oreal SA	143	67
Legrand SA	538	53
LVMH Moet Hennessy Louis Vuitton SE	50	47
Pernod Ricard SA	266	59
Sanofi	226	24
Worldline SA (a)	996	37
		287
Germany (16.0%)
Adidas AG	127	25
Deutsche Boerse AG	311	57
Infineon Technologies AG	767	31
QIAGEN NV (a)	1,284	58
SAP SE	739	101
		272
Hong Kong (1.0%)
AIA Group Ltd.	1,800	18
Italy (3.2%)
Moncler SpA	779	54
Japan (5.9%)
Hoya Corp.	300	36
Keyence Corp.	100	47
Shiseido Co. Ltd.	400	18
		101
Netherlands (6.0%)
Heineken NV	647	67
Universal Music Group NV	1,579	35
		102
Sweden (6.0%)
Atlas Copco AB, Class A	2,796	40
Epiroc AB, Class A	1,549	29
Hexagon AB, Class B	2,645	33
		102
Switzerland (3.9%)
Alcon, Inc.	471	39
Roche Holding AG (Genusschein)	89	27
		66
Taiwan (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	588	59
	Shares	Value (000)
United Kingdom (17.4%)
AstraZeneca PLC	380	$54
Experian PLC	1,144	44
Halma PLC	966	28
Prudential PLC	1,722	24
Reckitt Benckiser Group PLC	766	58
RELX PLC (LSE)	2,540	85
Rightmove PLC	445	3
		296
United States (9.2%)
Danaher Corp.	176	43
Procter & Gamble Co.	231	35
Thermo Fisher Scientific, Inc.	77	40
Visa, Inc., Class A	161	38
		156
Total Investments (98.9%) (Cost $1,492) (b)(c)		1,684
Other Assets in Excess of Liabilities (1.1%)		18
Net Assets (100.0%)		$1,702

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $1,405,000 and 82.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $220,000 and the aggregate gross unrealized depreciation is approximately $28,000, resulting in net unrealized appreciation of approximately $192,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

International Resilience Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.8%
Beverages	10.7
Software	9.8
Life Sciences Tools & Services	8.3
Professional Services	7.7
Textiles, Apparel & Luxury Goods	7.5
Electronic Equipment, Instruments & Components	6.4
Pharmaceuticals	6.3
Machinery	5.6
Household Products	5.5
Semiconductors & Semiconductor Equipment	5.4
Personal Care Products	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Resilience Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,492)	$1,684
Foreign Currency, at Value (Cost $18)	18
Due from Adviser	72
Receivable for Investments Sold	26
Prepaid Offering Costs	10
Tax Reclaim Receivable	1
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	56
Total Assets	1,868
Liabilities:
Payable for Offering Costs	119
Payable for Professional Fees	29
Bank Overdraft	3
Payable for Investments Purchased	3
Payable for Custodian Fees	2
Payable for Administration Fees	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	10
Total Liabilities	166
Net Assets	$1,702
Net Assets Consist of:
Paid-in-Capital	$1,495
Total Distributable Earnings	207
Net Assets	$1,702
CLASS I:
Net Assets	$1,532
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	135,136
Net Asset Value, Offering and Redemption Price Per Share	$11.34
CLASS A:
Net Assets	$57
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Redemption Price Per Share	$11.31
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.63
Maximum Offering Price Per Share	$11.94
CLASS C:
Net Assets	$56
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$11.23
CLASS R6:
Net Assets	$57
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$11.35

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

International Resilience Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$18
Non-Cash Dividends from Securities of Unaffiliated Issuers	1
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	19
Expenses:
Offering Costs	61
Professional Fees	59
Advisory Fees (Note B)	6
Registration Fees	5
Shareholder Reporting Fees	5
Custodian Fees (Note F)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	1
Pricing Fees	1
Directors' Fees and Expenses	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Other Expenses	5
Total Expenses	151
Expenses Reimbursed by Adviser (Note B)	(135)
Waiver of Advisory Fees (Note B)	(6)
Reimbursement of Class Specific Expenses — Class I (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	7
Net Investment Income	12
Realized Gain:
Investments Sold	8
Foreign Currency Translation	—	@
Net Realized Gain	8
Change in Unrealized Appreciation (Depreciation):
Investments	217
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	225
Net Increase in Net Assets Resulting from Operations	$237

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

International Resilience Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)		Period from July 29, 2022^ to December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$12		$	(— @)
Net Realized Gain (Loss)	8			(11)
Net Change in Unrealized Appreciation (Depreciation)	217			(25)
Net Increase (Decrease) in Net Assets Resulting from Operations	237			(36)
Capital Share Transactions:(1)
Class I:
Subscribed	1			1,350
Class A:
Subscribed	—			50
Class C:
Subscribed	—			50
Class R6:
Subscribed	—			50
Net Increase in Net Assets Resulting from Capital Share Transactions	1			1,500
Total Increase in Net Assets	238			1,464
Net Assets:
Beginning of Period	1,464			—
End of Period	$1,702			$1,464
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	@@		135
Class A:
Shares Subscribed	—			5
Class C:
Shares Subscribed	—			5
Class R6:
Shares Subscribed	—			5

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Resilience Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.50		(0.24)
Total from Investment Operations	1.58		(0.24)
Net Asset Value, End of Period	$11.34		$9.76
Total Return(4)	16.19	%(5)	(2.40	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,532		$1,317
Ratio of Expenses Before Expense Limitation	18.41	%(6)	25.45	%(6)
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)	0.84	%(6)(7)
Ratio of Net Investment Income	1.57	%(6)(7)	0.01	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.01	%(6)
Portfolio Turnover Rate	15	%(5)	7	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Resilience Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$9.75		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07		(0.01)
Net Realized and Unrealized Gain (Loss)	1.49		(0.24)
Total from Investment Operations	1.56		(0.25)
Net Asset Value, End of Period	$11.31		$9.75
Total Return(3)	16.00	%(4)	(2.50	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57		$49
Ratio of Expenses Before Expense Limitation	22.18	%(5)	30.17	%(5)
Ratio of Expenses After Expense Limitation	1.20	%(5)(6)	1.20	%(5)(6)
Ratio of Net Investment Income (Loss)	1.22	%(5)(6)	(0.35	)%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	15	%(4)	7	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Resilience Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$9.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.04)
Net Realized and Unrealized Gain (Loss)	1.49		(0.25)
Total from Investment Operations	1.52		(0.29)
Net Asset Value, End of Period	$11.23		$9.71
Total Return(3)	15.65	%(4)	(2.90	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$56		$49
Ratio of Expenses Before Expense Limitation	22.95	%(5)	30.92	%(5)
Ratio of Expenses After Expense Limitation	1.95	%(5)(6)	1.95	%(5)(6)
Ratio of Net Investment Income (Loss)	0.47	%(5)(6)	(1.10	)%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	15	%(4)	7	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

International Resilience Portfolio

	Class R6
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09	(3)	0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.50		(0.24)
Total from Investment Operations	1.59		(0.24)
Net Asset Value, End of Period	$11.35		$9.76
Total Return(4)	16.29	%(5)	(2.40	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57		$49
Ratio of Expenses Before Expense Limitation	21.89	%(6)	29.95	%(6)
Ratio of Expenses After Expense Limitation	0.80	%(6)(7)	0.80	%(6)(7)
Ratio of Net Investment Income	1.62	%(6)(7)	0.05	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	15	%(5)	7	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the International Resilience Portfolio. The Fund seeks long-term capital appreciation.

The Fund commenced operations on July 29, 2022 and offers four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$—	$182	$—	$182
Capital Markets	—	57	—	57
Electrical Equipment	—	53	—	53
Electronic Equipment, Instruments & Components	—	108	—	108
Entertainment	—	35	—	35
Financial Services	38	37	—	75
Health Care Equipment & Supplies	—	75	—	75
Hotels, Restaurants & Leisure	—	27	—	27
Household Products	35	58	—	93
Insurance	—	42	—	42
Interactive Media & Services	—	3	—	3
Life Sciences Tools & Services	83	58	—	141
Machinery	—	93	—	93
Personal Care Products	—	85	—	85
Pharmaceuticals	—	105	—	105
Professional Services	—	129	—	129
Semiconductors & Semiconductor Equipment	59	31	—	90
Software	64	101	—	165
Textiles, Apparel & Luxury Goods	—	126	—	126
Total Assets	$279	$1,405	$—	$1,684

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Offering Cost: Offering costs are accounted for as a deferred charge until operations begin and thereafter are amortized to expense over twelve months on a straight-line basis.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $6,000 of advisory fees were waived and approximately $138,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $247,000 and $263,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$14	$237	$251	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$—

@ Value is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2022 remains subject to examination by taxing authorities.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2022.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$6	$(6)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $3,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund did not have record owners of 10% or greater.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes a breakpoint. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

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Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIINTRESILSAN
5846648 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	28
Liquidity Risk Management Program	30
U.S. Customer Privacy Notice	31
Directors and Officers Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Multi-Asset Real Return Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Multi-Asset Real Return Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Multi-Asset Real Return Portfolio Class I	$1,000.00	$986.10	$1,020.98	$3.79	$3.86	0.77%
Multi-Asset Real Return Portfolio Class A	1,000.00	984.30	1,019.24	5.51	5.61	1.12
Multi-Asset Real Return Portfolio Class C	1,000.00	980.40	1,015.62	9.08	9.25	1.85
Multi-Asset Real Return Portfolio Class R6	1,000.00	986.10	1,021.27	3.50	3.56	0.71

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Common Stocks (18.2%)
Australia (0.7%)
Capricorn Metals Ltd. (a)	2,924	$8
Evolution Mining Ltd.	14,284	31
Gold Road Resources Ltd.	8,390	8
Newcrest Mining Ltd.	5,000	89
Northern Star Resources Ltd.	8,951	73
Perseus Mining Ltd.	10,645	12
Regis Resources Ltd. (a)	5,877	7
Silver Lake Resources Ltd. (a)	7,033	5
West African Resources Ltd. (a)	7,743	5
		238
Austria (0.0%)‡
OMV AG	261	11
Canada (2.7%)
Agnico Eagle Mines Ltd.	2,621	131
Alamos Gold, Inc., Class A	3,153	38
Aya Gold & Silver, Inc. (a)	811	5
B2Gold Corp.	8,603	31
Barrick Gold Corp.	9,020	153
Centerra Gold, Inc.	1,772	11
Dundee Precious Metals, Inc.	1,524	10
Eldorado Gold Corp. (a)	1,525	15
Endeavour Silver Corp. (a)	1,515	4
Equinox Gold Corp. (a)	2,520	11
First Majestic Silver Corp. (b)	2,064	12
Fortuna Silver Mines, Inc. (a)(b)	2,432	8
Franco-Nevada Corp.	972	139
IAMGOLD Corp. (a)	4,005	10
K92 Mining, Inc. (a)	1,880	8
Kinross Gold Corp.	10,265	49
New Gold, Inc. (a)	5,596	6
OceanaGold Corp.	5,582	11
Osisko Gold Royalties Ltd. (b)	1,480	23
Pan American Silver Corp.	2,969	43
Sandstorm Gold Ltd. (b)	2,398	12
SilverCrest Metals, Inc. (a)(b)	1,176	7
SSR Mining, Inc.	1,611	23
Torex Gold Resources, Inc. (a)	692	10
Wesdome Gold Mines Ltd. (a)	1,152	6
Wheaton Precious Metals Corp.	2,231	96
		872
China (0.3%)
Zhaojin Mining Industry Co. Ltd. (c)	20,315	26
Zijin Mining Group Co. Ltd., H Shares (c)	44,661	66
		92
Finland (0.1%)
Neste Oyj	756	29
France (0.8%)
TotalEnergies SE	4,433	255
	Shares	Value (000)
Italy (0.2%)
Eni SpA	4,468	$64
Tenaris SA	844	13
		77
Norway (0.2%)
Aker BP ASA	567	13
Equinor ASA	1,708	50
		63
Peru (0.1%)
Cia de Minas Buenaventura SAA ADR	2,027	15
Portugal (0.0%)‡
Galp Energia SGPS SA	895	10
South Africa (0.6%)
AngloGold Ashanti Ltd. ADR	3,383	71
DRDGOLD Ltd. ADR (b)	707	8
Gold Fields Ltd. ADR	7,312	101
Harmony Gold Mining Co. Ltd. ADR	4,980	21
		201
Spain (0.1%)
Repsol SA (b)	2,462	36
United Kingdom (1.9%)
BP PLC	32,395	189
Centamin PLC	9,102	11
Endeavour Mining PLC	1,984	47
Shell PLC	12,613	376
		623
United States (10.5%)
APA Corp.	278	9
Baker Hughes Co.	883	28
Cheniere Energy, Inc.	198	30
Chesapeake Energy Corp.	104	9
Chevron Corp.	1,612	254
Coeur Mining, Inc. (a)	2,447	7
ConocoPhillips	1,083	112
Coterra Energy, Inc.	699	18
Devon Energy Corp.	535	26
Diamondback Energy, Inc.	147	19
EOG Resources, Inc.	509	58
EQT Corp.	293	12
Exxon Mobil Corp.	3,590	385
General Dynamics Corp.	1,209	260
Halliburton Co.	777	26
Hecla Mining Co.	4,985	26
Hess Corp.	243	33
HF Sinclair Corp.	131	6
Huntington Ingalls Industries, Inc.	178	40
Kinder Morgan, Inc.	1,783	31
L3Harris Technologies, Inc.	965	189
Lockheed Martin Corp.	941	433
Marathon Oil Corp.	548	13

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
United States (cont'd)
Marathon Petroleum Corp.	404	$47
Newmont Corp. (TSX)	4,116	176
Northrop Grumman Corp.	666	304
Occidental Petroleum Corp.	638	37
ONEOK, Inc.	394	24
Ovintiv, Inc.	215	8
Phillips 66	410	39
Pioneer Natural Resources Co.	199	41
Raytheon Technologies Corp.	5,368	526
Royal Gold, Inc.	528	61
Schlumberger NV	1,234	61
Targa Resources Corp.	188	14
Texas Pacific Land Corp.	6	8
Valero Energy Corp.	336	39
Williams Cos., Inc.	1,071	35
		3,444
Total Common Stocks (Cost $5,934)		5,966
	Face Amount (000)
U.S. Treasury Securities (65.8%)
United States (65.8%)
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 7/15/24 - 4/15/26	$593	567
0.25%, 1/15/25	129	124
0.38%, 7/15/25	143	137
0.63%, 1/15/26	120	114
1.13%, 1/15/33	19,566	18,758
2.00%, 1/15/26	57	56
2.38%, 1/15/25	89	88
U.S. Treasury Bill 5.17%, 8/24/23 (d)	1,790	1,776
Total U.S. Treasury Securities (Cost $21,740)		21,620
	Shares
Short-Term Investments (11.6%)
Investment Company (11.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $3,724)	3,724,050	3,724
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	84,118	84
	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $1; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $1)	$1	1
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $3; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $3)	3	3
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $3; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $3)	3	3
		7
Total Securities held as Collateral on Loaned Securities (Cost $91)		91
Total Short-Term Investments (Cost $3,815)		3,815
Total Investments (95.6%) (Cost $31,489) Including $101 of Securities Loaned (e)(f)(g)		31,401
Other Assets in Excess of Liabilities (4.4%)		1,459
Net Assets (100.0%)		$32,860

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Security trades on the Hong Kong exchange.

(d)  Rate shown is the yield to maturity at June 30, 2023.

(e)  Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contracts and swap agreements.

(f)  The approximate fair value and percentage of net assets, $1,387,000 and 4.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $372,000 and the aggregate gross unrealized depreciation is approximately $562,000, resulting in net unrealized depreciation of approximately $190,000.

ADR  American Depositary Receipt.

TSX  Toronto Stock Exchange.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	$63	JPY	8,620	9/14/23	$(2)
Citibank NA	$319	CHF	286	9/14/23	3
Citibank NA	$259	EUR	239	9/14/23	2
Goldman Sachs International	$298	CHF	268	9/14/23	3
Goldman Sachs International	$52	GBP	41	9/14/23	(— @)
JPMorgan Chase Bank NA	$1	CAD	1	9/14/23	(— @)
JPMorgan Chase Bank NA	$322	EUR	297	9/14/23	3
JPMorgan Chase Bank NA	$554	GBP	439	9/14/23	3
JPMorgan Chase Bank NA	$536	JPY	73,862	9/14/23	(18)
					$(6)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Long:
100 OZ Gold Index (United States)	16	Aug-23		$2	$3,087	$(92)
COMEX Silver Index (United States)	6	Sep-23		30	691	(7)
ICE Brent Crude Oil Index (United States)	43	Oct-23		43	3,221	(7)
NYMEX Platinum (United States)	22	Oct-23		1	1,004	(17)
SFE 10 Yr. Australian Bond (Australia)	66	Sep-23	AUD	6,600	5,108	(45)
Short:
TSE Japanese 10 Yr. Bond index (Japan)	7	Sep-23	JPY	(700,000)	(7,207)	(31)
						$(199)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2023:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	(2.92)%	Semi-Annual/ Quarterly	3/3/32		$7,995	$40	$—	$40
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	(2.54)	Semi-Annual/ Quarterly	3/13/33		1,781	6	—	6
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	(2.52)	Semi-Annual/ Quarterly	1/30/33		601	2	—	2
Morgan Stanley & Co. LLC*	Euro-stat Eurozone HICP ex Tobacco Index	Pay	(2.40)	Semi-Annual/ Quarterly	3/15/33	EUR	8,446	154	—	154
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.44	Semi-Annual/ Quarterly	1/30/28		$979	(4)	—	(4)
Morgan Stanley & Co. LLC*	Euro-stat Eurozone HICP ex Tobacco Index	Pay	2.46	Semi-Annual/ Quarterly	3/15/28	EUR	8,430	(80)	—	(80)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.59	Semi-Annual/ Quarterly	3/13/28		$2,459	4	—	4
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	3.28	Semi-Annual/ Quarterly	3/3/27		5,195	(19)	—	(19)
								$103	$—	$103

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

@  Value is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Securities	69.1%
Short-Term Investments	11.9
Oil, Gas & Consumable Fuels	7.5
Aerospace & Defense	5.6
Metals & Mining	5.5
Other**	0.4
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $20,318,000 and total unrealized depreciation of approximately $199,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $6,000. Also does not include open swap agreements with net unrealized appreciation of approximately $103,000.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $27,681)	$27,593
Investment in Security of Affiliated Issuer, at Value (Cost $3,808)	3,808
Total Investments in Securities, at Value (Cost $31,489)	31,401
Foreign Currency, at Value (Cost $51)	53
Receivable for Variation Margin on Futures Contracts	1,005
Due from Broker	510
Interest Receivable	104
Receivable from Affiliate	21
Due from Adviser	17
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	14
Dividends Receivable	5
Tax Reclaim Receivable	4
Receivable from Securities Lending Income	—	@
Other Assets	98
Total Assets	33,232
Liabilities:
Collateral on Securities Loaned, at Value	91
Payable for Professional Fees	81
Payable for Offering Costs	30
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	20
Payable for Variation Margin on Swap Agreements	15
Payable for Custodian Fees	9
Payable for Sub Transfer Agency Fees — Class I	3
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Administration Fees	2
Deferred Capital Gain Country Tax	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	114
Total Liabilities	372
Net Assets	$32,860
Net Assets Consist of:
Paid-in-Capital	$32,608
Total Distributable Earnings	252
Net Assets	$32,860

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$24,064
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,260,380
Net Asset Value, Offering and Redemption Price Per Share	$10.65
CLASS A:
Net Assets	$4,992
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	469,354
Net Asset Value, Redemption Price Per Share	$10.64
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.59
Maximum Offering Price Per Share	$11.23
CLASS C:
Net Assets	$3,791
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	360,519
Net Asset Value, Offering and Redemption Price Per Share	$10.52
CLASS R6:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,257
Net Asset Value, Offering and Redemption Price Per Share	$10.65
(1) Including: Securities on Loan, at Value:	$101

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$618
Dividends from Security of Affiliated Issuer (Note G)	162
Dividends from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	90
Income from Securities Loaned — Net	13
Total Investment Income	883
Expenses:
Advisory Fees (Note B)	120
Professional Fees	81
Shareholder Services Fees — Class A (Note D)	7
Distribution and Shareholder Services Fees — Class C (Note D)	22
Custodian Fees (Note F)	27
Registration Fees	20
Administration Fees (Note C)	16
Sub Transfer Agency Fees — Class I	8
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class C	1
Pricing Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	1
Directors' Fees and Expenses	2
Other Expenses	11
Total Expenses	333
Waiver of Advisory Fees (Note B)	(120)
Expenses Reimbursed by Adviser (Note B)	(14)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Net Expenses	187
Net Investment Income	696
Realized Gain (Loss):
Investments Sold (Net of $—@ of Capital Gain Country Tax)	1,004
Foreign Currency Forward Exchange Contracts	(21)
Foreign Currency Translation	(21)
Futures Contracts	(623)
Swap Agreements	44
Net Realized Gain	383
Change in Unrealized Appreciation (Depreciation):
Investments	(1,018)
Foreign Currency Forward Exchange Contracts	(14)
Foreign Currency Translation	2
Futures Contracts	(595)
Swap Agreements	(21)
Net Change in Unrealized Appreciation (Depreciation)	(1,646)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,263)
Net Decrease in Net Assets Resulting from Operations	$(567)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Multi-Asset Real Return Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$696	$1,619
Net Realized Gain (Loss)	383	(906)
Net Change in Unrealized Appreciation (Depreciation)	(1,646)	99
Net Increase (Decrease) in Net Assets Resulting from Operations	(567)	812
Dividends and Distributions to Shareholders:
Class I	—	(1,338)
Class A	—	(200)
Class C	—	(162)
Class R6*	—	(1)
Total Dividends and Distributions to Shareholders	—	(1,701)
Capital Share Transactions:(1)
Class I:
Subscribed	4,897	6,573
Distributions Reinvested	—	1,338
Redeemed	(13,026)	(5,538)
Class A:
Subscribed	1,548	8,829
Distributions Reinvested	—	189
Redeemed	(2,101)	(3,952)
Class C:
Subscribed	254	4,651
Distributions Reinvested	—	162
Redeemed	(1,340)	(727)
Class R6:*
Distributions Reinvested	—	1
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,768)	11,526
Total Increase (Decrease) in Net Assets	(10,335)	10,637
Net Assets:
Beginning of Period	43,195	32,558
End of Period	$32,860	$43,195
(1) Capital Share Transactions:
Class I:
Shares Subscribed	444	596
Shares Issued on Distributions Reinvested	—	125
Shares Redeemed	(1,200)	(520)
Net Increase (Decrease) in Class I Shares Outstanding	(756)	201
Class A:
Shares Subscribed	141	794
Shares Issued on Distributions Reinvested	—	18
Shares Redeemed	(194)	(365)
Net Increase (Decrease) in Class A Shares Outstanding	(53)	447
Class C:
Shares Subscribed	23	429
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(125)	(68)
Net Increase (Decrease) in Class C Shares Outstanding	(102)	376
Class R6:*
Shares Issued on Distributions Reinvested	—	— @

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund,Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 18, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$10.80		$10.93		$10.38		$10.51		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.20		0.44		0.21		0.16		0.19		0.13
Net Realized and Unrealized Gain (Loss)	(0.35)		(0.10)		2.04		(0.14)		1.46		(0.79)
Total from Investment Operations	(0.15)		0.34		2.25		0.02		1.65		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)		(0.26)		(0.15)		(0.20)		(0.22)
Net Realized Gain	—		(0.04)		(1.44)		—		—		—
Paid-in-Capital	—		—		—		—		(0.00	)(4)	(0.06)
Total Distributions	—		(0.47)		(1.70)		(0.15)		(0.20)		(0.28)
Net Asset Value, End of Period	$10.65		$10.80		$10.93		$10.38		$10.51		$9.06
Total Return(5)	(1.39	)%(6)	3.11%		22.11%		0.39%		18.35%		(6.70	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,064		$32,578		$30,776		$17,942		$10,728		$9,033
Ratio of Expenses Before Expense Limitation	1.48	%(7)	2.03%		2.76%		2.93%		3.82%		4.76	%(7)
Ratio of Expenses After Expense Limitation	0.77	%(7)(8)	0.76	%(8)	0.79	%(8)	0.77	%(8)	0.76	%(8)	0.76	%(7)(8)
Ratio of Net Investment Income	3.65	%(7)(8)	4.03	%(8)	1.80	%(8)	1.68	%(8)	1.88	%(8)	2.52	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(7)	0.03%		0.01%		0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	332	%(6)	797%		232%		68%		65%		26	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund,Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 18, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$10.81		$10.95		$10.41		$10.53		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.18		0.53		0.29		0.11		0.15		0.11
Net Realized and Unrealized Gain (Loss)	(0.35)		(0.23)		1.92		(0.12)		1.47		(0.79)
Total from Investment Operations	(0.17)		0.30		2.21		(0.01)		1.62		(0.68)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)		(0.23)		(0.11)		(0.15)		(0.20)
Net Realized Gain	—		(0.04)		(1.44)		—		—		—
Paid-in-Capital	—		—		—		—		(0.00	)(4)	(0.06)
Total Distributions	—		(0.44)		(1.67)		(0.11)		(0.15)		(0.26)
Net Asset Value, End of Period	$10.64		$10.81		$10.95		$10.41		$10.53		$9.06
Total Return(5)	(1.57	)%(6)	2.75%		21.62%		0.07%		17.93%		(6.90	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,992		$5,646		$826		$43		$42		$9
Ratio of Expenses Before Expense Limitation	1.88	%(7)	2.37%		4.14%		10.61%		7.63%		22.79	%(7)
Ratio of Expenses After Expense Limitation	1.12	%(7)(8)	1.10	%(8)	1.14	%(8)	1.14	%(8)	1.14	%(8)	1.14	%(7)(8)
Ratio of Net Investment Income	3.29	%(7)(8)	4.94	%(8)	2.48	%(8)	1.18	%(8)	1.46	%(8)	2.18	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(7)	0.03%		0.01%		0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	332	%(6)	797%		232%		68%		65%		26	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund,Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 18, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$10.73		$10.90		$10.36		$10.50		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.45		0.08		0.05		0.07		0.07
Net Realized and Unrealized Gain (Loss)	(0.35)		(0.23)		2.04		(0.14)		1.48		(0.79)
Total from Investment Operations	(0.21)		0.22		2.12		(0.09)		1.55		(0.72)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.14)		(0.05)		(0.11)		(0.16)
Net Realized Gain	—		(0.04)		(1.44)		—		—		—
Paid-in-Capital	—		—		—		—		(0.00	)(4)	(0.06)
Total Distributions	—		(0.39)		(1.58)		(0.05)		(0.11)		(0.22)
Net Asset Value, End of Period	$10.52		$10.73		$10.90		$10.36		$10.50		$9.06
Total Return(5)	(1.96	)%(6)	2.00%		20.80%		(0.81)%		17.12%		(7.27	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,791		$4,957		$943		$218		$172		$9
Ratio of Expenses Before Expense Limitation	2.55	%(7)	3.09%		4.04%		5.10%		8.50%		23.55	%(7)
Ratio of Expenses After Expense Limitation	1.85	%(7)(8)	1.82	%(8)	1.89	%(8)	1.89	%(8)	1.89	%(8)	1.89	%(7)(8)
Ratio of Net Investment Income	2.56	%(7)(8)	4.23	%(8)	0.69	%(8)	0.54	%(8)	0.68	%(8)	1.37	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(7)	0.03%		0.01%		0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	332	%(6)	797%		232%		68%		65%		26	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund,Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 18, 2018(3) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$10.80		$10.93		$10.38		$10.51		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.20		0.44		0.20		0.16		0.19		0.13
Net Realized and Unrealized Gain (Loss)	(0.35)		(0.09)		2.05		(0.13)		1.47		(0.79)
Total from Investment Operations	(0.15)		0.35		2.25		0.03		1.66		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.44)		(0.26)		(0.16)		(0.21)		(0.22)
Net Realized Gain	—		(0.04)		(1.44)		—		—		—
Paid-in-Capital	—		—		—		—		(0.00	)(5)	(0.06)
Total Distributions	—		(0.48)		(1.70)		(0.16)		(0.21)		(0.28)
Net Asset Value, End of Period	$10.65		$10.80		$10.93		$10.38		$10.51		$9.06
Total Return(6)	(1.39	)%(7)	3.16%		22.16%		0.42%		18.37%		(6.69	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$14		$13		$11		$11		$9
Ratio of Expenses Before Expense Limitation	20.82	%(8)	17.86%		21.20%		22.80%		22.24%		22.53	%(8)
Ratio of Expenses After Expense Limitation	0.71	%(8)(9)	0.72	%(9)	0.74	%(9)	0.74	%(9)	0.74	%(9)	0.74	%(8)(9)
Ratio of Net Investment Income	3.71	%(8)(9)	4.03	%(9)	1.75	%(9)	1.62	%(9)	1.90	%(9)	2.53	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(8)	0.03%		0.01%		0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	332	%(7)	797%		232%		68%		65%		26	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Commencement of Operations.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."
The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Multi-Asset Real Return Portfolio. The Fund seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Multi-Asset Real Return Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $2,904,000 or approximately 8.84% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal

Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Directors or

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,752	$—	$—	$1,752
Energy Equipment & Services	115	13	—	128
Metals & Mining	1,405	341	—	1,746
Oil, Gas & Consumable Fuels	1,307	1,033	—	2,340
Total Common Stocks	4,579	1,387	—	5,966
U.S. Treasury Securities	—	21,620	—	21,620
Short-Term Investments
Investment Company	3,808	—	—	3,808
Repurchase Agreements	—	7	—	7
Total Short-Term Investments	3,808	7	—	3,815
Foreign Currency Forward Exchange Contracts	—	14	—	14
Interest Rate Swap Agreements	—	206	—	206
Total Assets	8,387	23,234	—	31,621
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(20)	—	(20)
Futures Contracts	(199)	—	—	(199)
Interest Rate Swap Agreements	—	(103)	—	(103)
Total Liabilities	(199)	(123)	—	(322)
Total	$8,188	$23,111	$—	$31,299

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$14
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	206	(a)
Total			$220

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

	Liability Derivatives Statement of Assets and Liabilities Location	Consolidated Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(20)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(168	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(31	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(103	)(a)
Total			$(322)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(21)
Commodity Risk	Futures Contracts	(400)
Equity Risk	Futures Contracts	(214)
Interest Rate Risk	Futures Contracts	(9)
Equity Risk	Swap Agreements	(22)
Interest Rate Risk	Swap Agreements	66
Total		$(600)
Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(14)
Commodity Risk	Futures Contracts	(270)
Equity Risk	Futures Contracts	(294)
Interest Rate Risk	Futures Contracts	(31)
Equity Risk	Swap Agreements	(39)
Interest Rate Risk	Swap Agreements	18
Total		$(630)

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$14	$(20)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Citibank NA	$5	$—	$—	$5
Goldman Sachs International	3	(— @)	—	3
JPMorgan Chase Bank NA	6	(6)	—	0
Total	$14	$(6)	$—	$8

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$2		$—	$—	$2
Goldman Sachs International	—	@	(— @)	—	0
JPMorgan Chase Bank NA	18		(6)	—	12
Total	$20		$(6)	$—	$14

@ Value is less than $500.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$14,459,000
Futures Contracts:
Average monthly notional value	$29,027,000
Swap Agreements:
Average monthly notional amount	$40,033,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$101	(a)	$—	$(101	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $91,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $13,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$91	$—	$—	$—	$91
Total Borrowings	$91	$—	$—	$—	$91
Gross amount of recognized liabilities for securities lending transactions					$91

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $120,000 of advisory fees were waived and approximately $19,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $33,673,000 and $39,509,000, respectively. For the six months ended June 30, 2023, purchases and sales of long-term U.S. Government securities were approximately $45,148,000 and $42,107,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$11,277	$99,438	$106,907	$162
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$3,808

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$1,698	$3	$2,614	$1,655

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$380	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $542,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 44.9%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate preexisting risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three- year periods and for the period since its inception in June 2018. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

34

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIMARRSAN
5853700 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	14
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
U.S. Customer Privacy Notice	23
Directors and Officers Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Next Gen Emerging Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Next Gen Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Next Gen Emerging Markets Portfolio Class I	$1,000.00	$992.90	$1,018.60	$6.18	$6.26	1.25%
Next Gen Emerging Markets Portfolio Class A	1,000.00	991.40	1,016.86	7.90	8.00	1.60
Next Gen Emerging Markets Portfolio Class L	1,000.00	988.30	1,014.38	10.35	10.49	2.10
Next Gen Emerging Markets Portfolio Class C	1,000.00	987.30	1,013.14	11.58	11.73	2.35
Next Gen Emerging Markets Portfolio Class R6	1,000.00	992.90	1,018.84	5.93	6.01	1.20

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (98.2%)
Bangladesh (3.0%)
BRAC Bank Ltd.	3,099,650	$1,026
Brazil (1.4%)
Locaweb Servicos de Internet SA	267,520	479
Indonesia (16.4%)
Bank Mandiri Persero Tbk PT	4,598,600	1,600
Champ Resto Indonesia Tbk PT	4,819,200	428
Cisarua Mountain Dairy Tbk PT	2,476,700	692
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	35,802,000	1,742
Medikaloka Hermina Tbk PT	13,449,600	1,212
		5,674
Kazakhstan (7.9%)
Kaspi.KZ JSC GDR (Registered)	16,890	1,347
NAC Kazatomprom JSC GDR	50,944	1,368
		2,715
Kenya (3.5%)
Safaricom PLC	9,598,047	1,202
Pakistan (3.0%)
Systems Ltd.	732,777	1,032
Philippines (8.6%)
Bank of the Philippine Islands	460,390	909
BDO Unibank, Inc.	351,870	881
Century Pacific Food, Inc.	2,545,400	1,181
		2,971
Poland (19.2%)
11 bit studios SA (a)	14,165	2,473
Grupa Kety SA	7,794	1,182
LiveChat Software SA	61,342	1,945
LPP SA	301	1,037
		6,637
Singapore (1.9%)
Delfi Ltd.	687,500	656
South Africa (2.4%)
Anglo American PLC	29,527	842
United Kingdom (2.6%)
Airtel Africa PLC	660,990	905
United States (9.2%)
EPAM Systems, Inc. (a)	4,272	960
Grid Dynamics Holdings, Inc. (a)	96,171	890
MercadoLibre, Inc. (a)	1,111	1,316
		3,166
Vietnam (19.1%)
Bank for Foreign Trade of Vietnam JSC (a)	163,300	694
FPT Corp.	690,461	2,699
Mobile World Investment Corp.	668,588	1,281
Phu Nhuan Jewelry JSC	227,600	725
Vietnam Dairy Products JSC	389,792	1,175
		6,574
Total Common Stocks (Cost $30,746)		33,879
	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $852)	852,085	$852
Total Investments (100.7%) (Cost $31,598) (b)(c)		34,731
Liabilities in Excess of Other Assets (–0.7%)		(244)
Net Assets (100.0%)		$34,487

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $30,234,000 and 87.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,710,000 and the aggregate gross unrealized depreciation is approximately $2,577,000, resulting in net unrealized appreciation of approximately $3,133,000.

GDR  Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.5%
Information Technology Services	17.4
Banks	14.7
Food Products	10.7
Entertainment	7.1
Wireless Telecommunication Services	6.1
Metals & Mining	5.8
Software	5.6
Textiles, Apparel & Luxury Goods	5.1
Personal Care Products	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $30,746)	$33,879
Investment in Security of Affiliated Issuer, at Value (Cost $852)	852
Total Investments in Securities, at Value (Cost $31,598)	34,731
Foreign Currency, at Value (Cost $77)	64
Cash	21
Dividends Receivable	60
Tax Reclaim Receivable	15
Receivable for Investments Sold	9
Receivable for Fund Shares Sold	8
Receivable from Affiliate	6
Other Assets	71
Total Assets	34,985
Liabilities:
Deferred Capital Gain Country Tax	348
Payable for Professional Fees	60
Payable for Advisory Fees	30
Payable for Custodian Fees	14
Payable for Fund Shares Redeemed	12
Payable for Sub Transfer Agency Fees — Class I	5
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	23
Total Liabilities	498
Net Assets	$34,487
Net Assets Consist of:
Paid-in-Capital	$151,451
Total Accumulated Loss	(116,964)
Net Assets	$34,487

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$29,344
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,106,879
Net Asset Value, Offering and Redemption Price Per Share	$13.93
CLASS A:
Net Assets	$4,486
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	325,378
Net Asset Value, Redemption Price Per Share	$13.79
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.76
Maximum Offering Price Per Share	$14.55
CLASS L:
Net Assets	$226
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,736
Net Asset Value, Offering and Redemption Price Per Share	$13.52
CLASS C:
Net Assets	$395
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,970
Net Asset Value, Offering and Redemption Price Per Share	$13.19
CLASS R6:
Net Assets	$36
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,566
Net Asset Value, Offering and Redemption Price Per Share	$13.99

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $55 of Foreign Taxes Withheld)	$403
Dividends from Security of Affiliated Issuer (Note G)	27
Total Investment Income	430
Expenses:
Advisory Fees (Note B)	246
Professional Fees	77
Custodian Fees (Note F)	35
Registration Fees	28
Sub Transfer Agency Fees — Class I	14
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	16
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	1
Shareholder Services Fees — Class A (Note D)	7
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Shareholder Reporting Fees	9
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	8
Total Expenses	461
Waiver of Advisory Fees (Note B)	(176)
Reimbursement of Class Specific Expenses — Class I (Note B)	(10)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	268
Net Investment Income	162
Realized Loss:
Investments Sold	(2,964)
Foreign Currency Translation	(57)
Net Realized Loss	(3,021)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $348)	2,585
Foreign Currency Translation	19
Net Change in Unrealized Appreciation (Depreciation)	2,604
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(417)
Net Decrease in Net Assets Resulting from Operations	$(255)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$162	$425
Net Realized Loss	(3,021)	(34,471)
Net Change in Unrealized Appreciation (Depreciation)	2,604	(23,980)
Net Decrease in Net Assets Resulting from Operations	(255)	(58,026)
Capital Share Transactions:(1)
Class I:
Subscribed	1,549	9,954
Redeemed	(8,415)	(57,215)
Class A:
Subscribed	447	1,523
Redeemed	(1,630)	(1,590)
Class L:
Exchanged	—	33
Redeemed	(— @)	(66)
Class C:
Subscribed	—	25
Redeemed	(84)	(91)
Class R6:*
Subscribed	25	1,006
Redeemed	(28)	(28,304)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,136)	(74,725)
Redemption Fees	— @	7
Total Decrease in Net Assets	(8,391)	(132,744)
Net Assets:
Beginning of Period	42,878	175,622
End of Period	$34,487	$42,878
(1) Capital Share Transactions:
Class I:
Shares Subscribed	110	547
Shares Redeemed	(598)	(3,509)
Net Decrease in Class I Shares Outstanding	(488)	(2,962)
Class A:
Shares Subscribed	32	100
Shares Redeemed	(118)	(98)
Net Increase (Decrease) in Class A Shares Outstanding	(86)	2
Class L:
Shares Exchanged	—	3
Shares Redeemed	(— @@)	(4)
Net Decrease in Class L Shares Outstanding	(— @@)	(1)
Class C:
Shares Subscribed	—	1
Shares Redeemed	(6)	(6)
Net Decrease in Class C Shares Outstanding	(6)	(5)
Class R6:*
Shares Subscribed	2	53
Shares Redeemed	(2)	(1,840)
Net Decrease in Class R6 Shares Outstanding	(— @@)	(1,787)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.03		$22.48		$19.49		$17.10		$15.63		$21.02
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06		0.13		(0.02)		0.04		0.39		0.33
Net Realized and Unrealized Gain (Loss)	(0.16)		(8.58)		3.01		2.36		1.58		(5.07)
Total from Investment Operations	(0.10)		(8.45)		2.99		2.40		1.97		(4.74)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.50)		(0.65)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.93		$14.03		$22.48		$19.49		$17.10		$15.63
Total Return(3)	(0.71	)%(4)	(37.59)%		15.34%		14.02%		12.53%		(22.60)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,344		$36,405		$124,931		$55,533		$125,780		$229,688
Ratio of Expenses Before Expense Limitation	2.16	%(5)	2.30%		2.21%		2.13%		1.92%		N/A
Ratio of Expenses After Expense Limitation	1.25	%(5)(6)	1.24	%(6)	1.51	%(6)	1.90	%(6)(7)	1.90	%(6)(7)	1.77	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.51	%(6)	1.85	%(6)	1.85	%(6)	1.76	%(6)
Ratio of Net Investment Income (Loss)	0.85	%(5)(6)	0.77	%(6)	(0.11	)%(6)	0.24	%(6)	2.33	%(6)	1.68	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(4)	78%		56%		56%		68%		61%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.91		$22.37		$19.47		$17.15		$15.61		$20.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.04		0.10		(0.08)		0.01		0.42		0.34
Net Realized and Unrealized Gain (Loss)	(0.16)		(8.56)		2.98		2.32		1.48		(5.10)
Total from Investment Operations	(0.12)		(8.46)		2.90		2.33		1.90		(4.76)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.36)		(0.49)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.79		$13.91		$22.37		$19.47		$17.15		$15.61
Total Return(3)	(0.86	)%(4)	(37.82)%		14.89%		13.57%		12.13%		(22.80)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,486		$5,719		$9,154		$8,436		$12,044		$34,654
Ratio of Expenses Before Expense Limitation	2.54	%(5)	2.66%		2.70%		2.44%		2.23%		N/A
Ratio of Expenses After Expense Limitation	1.60	%(5)(6)	1.59	%(6)	1.96	%(6)	2.26	%(6)(7)	2.25	%(6)(7)	2.07	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.96	%(6)	2.20	%(6)	2.20	%(6)	2.06	%(6)
Ratio of Net Investment Income (Loss)	0.50	%(5)(6)	0.68	%(6)	(0.38	)%(6)	0.07	%(6)	2.48	%(6)	1.71	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(4)	78%		56%		56%		68%		61%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.68		$22.11		$19.34		$17.11		$15.59		$20.65
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.00	)(2)	0.01		(0.19)		(0.06)		0.25		0.17
Net Realized and Unrealized Gain (Loss)	(0.16)		(8.44)		2.96		2.30		1.56		(4.98)
Total from Investment Operations	(0.16)		(8.43)		2.77		2.24		1.81		(4.81)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.29)		(0.25)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.52		$13.68		$22.11		$19.34		$17.11		$15.59
Total Return(3)	(1.17	)%(4)	(38.13)%		14.32%		13.01%		11.58%		(23.19)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$226		$229		$396		$378		$570		$1,241
Ratio of Expenses Before Expense Limitation	3.97	%(5)	4.02%		3.67%		3.44%		2.90%		N/A
Ratio of Expenses After Expense Limitation	2.10	%(5)(6)	2.09	%(6)	2.46	%(6)	2.76	%(6)(7)	2.75	%(6)(7)	2.57	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.46	%(6)	2.70	%(6)	2.70	%(6)	2.56	%(6)
Ratio of Net Investment Income (Loss)	(0.00	)%(5)(6)(8)	0.06	%(6)	(0.86	)%(6)	(0.39	)%(6)	1.47	%(6)	0.88	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(4)	78%		56%		56%		68%		61%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.36		$21.65		$18.99		$16.85		$15.38		$20.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		(0.02)		(0.24)		(0.10)		0.20		0.11
Net Realized and Unrealized Gain (Loss)	(0.16)		(8.27)		2.90		2.25		1.56		(4.90)
Total from Investment Operations	(0.17)		(8.29)		2.66		2.15		1.76		(4.79)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.29)		(0.24)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.19		$13.36		$21.65		$18.99		$16.85		$15.38
Total Return(3)	(1.27	)%(4)	(38.29)%		14.01%		12.74%		11.34%		(23.42)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$395		$485		$897		$843		$877		$1,657
Ratio of Expenses Before Expense Limitation	3.84	%(5)	3.75%		3.67%		3.42%		3.07%		N/A
Ratio of Expenses After Expense Limitation	2.35	%(5)(6)	2.34	%(6)	2.71	%(6)	3.00	%(6)(7)	2.99	%(6)(7)	2.83	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.71	%(6)	2.95	%(6)	2.95	%(6)	2.82	%(6)
Ratio of Net Investment Income (Loss)	(0.20	)%(5)(6)	(0.14	)%(6)	(1.13	)%(6)	(0.66	)%(6)	1.17	%(6)	0.56	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	23	%(4)	78%		56%		56%		68%		61%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.09		$22.48		$19.49		$17.09		$15.63		$21.02
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		(0.13)		(0.07)		0.09		0.33		0.58
Net Realized and Unrealized Gain (Loss)	(0.16)		(8.26)		3.06		2.32		1.64		(5.33)
Total from Investment Operations	(0.10)		(8.39)		2.99		2.41		1.97		(4.75)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		(0.51)		(0.64)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.99		$14.09		$22.48		$19.49		$17.09		$15.63
Total Return(4)	(0.71	)%(5)	(37.32)%		15.34%		14.02%		12.60%		(22.61)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$36		$40		$40,244		$318		$1,580		$4,633
Ratio of Expenses Before Expense Limitation	6.63	%(6)	2.24%		1.80%		2.20%		1.91%		N/A
Ratio of Expenses After Expense Limitation	1.20	%(6)(7)	1.19	%(7)	1.24	%(7)	1.86	%(7)(8)	1.85	%(7)(8)	1.74	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.24	%(7)	1.80	%(7)	1.80	%(7)	1.73	%(7)
Ratio of Net Investment Income (Loss)	0.90	%(6)(7)	(0.65	)%(7)	(0.29	)%(7)	0.55	%(7)	1.95	%(7)	2.85	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	23	%(5)	78%		56%		56%		68%		61%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Financial Statements.

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Next Gen Emerging Markets Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$5,110	$—	$5,110
Broadline Retail	1,316	—	—	1,316
Consumer Finance	—	1,347	—	1,347
Entertainment	—	2,473	—	2,473
Food Products	—	3,704	—	3,704
Health Care Providers & Services	—	1,212	—	1,212
Hotels, Restaurants & Leisure	—	428	—	428
Information Technology Services	1,850	4,210	—	6,060
Metals & Mining	—	2,024	—	2,024
Oil, Gas & Consumable Fuels	—	1,368	—	1,368
Personal Care Products	—	1,742	—	1,742
Software	—	1,945	—	1,945
Specialty Retail	—	1,281	—	1,281
Textiles, Apparel & Luxury Goods	—	1,762	—	1,762
Wireless Telecommunication Services	—	2,107	—	2,107
Total Common Stocks	3,166	30,713	—	33,879
Short-Term Investment
Investment Company	852	—	—	852
Total Assets	$4,018	$30,713	$—	$34,731

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.20% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.60% for Class A shares, 2.10% for Class L shares, 2.35% for Class C shares and 1.20% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $176,000 of advisory fees were waived and approximately $16,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in Transfer Agency Fees in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $8,922,000 and $15,571,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,860	$11,359	$12,367	$27
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$852

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2022 and 2021.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$13	$(13)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $112,380,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State

Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 40.9%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were acceptable and (ii) management fee was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

26

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(This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFINGEMSAN
5846619 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Passport Overseas Equity Portfolio

(formerly Active International Allocation Portfolio)

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Directors and Officers Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Passport Overseas Equity Portfolio (the "Fund") (formerly MSIF Active International Allocation Portfolio) performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Passport Overseas Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Passport Overseas Equity Portfolio Class I	$1,000.00	$1,111.60	$1,020.38	$4.66	$4.46	0.89%
Passport Overseas Equity Portfolio Class A	1,000.00	1,109.70	1,018.94	6.17	5.91	1.18
Passport Overseas Equity Portfolio Class L	1,000.00	1,107.20	1,016.22	9.04	8.65	1.73
Passport Overseas Equity Portfolio Class C	1,000.00	1,105.80	1,014.93	10.39	9.94	1.99
Passport Overseas Equity Portfolio Class R6	1,000.00	1,111.40	1,020.63	4.40	4.21	0.84
Passport Overseas Equity Portfolio Class IR	1,000.00	1,111.50	1,020.63	4.40	4.21	0.84

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
Brazil (1.9%)
Itau Unibanco Holding SA (Preference) ADR	372,299	$2,197
Vale SA	89,697	1,203
		3,400
Canada (5.2%)
Agnico Eagle Mines Ltd.	36,511	1,823
Canadian National Railway Co.	27,062	3,276
First Quantum Minerals Ltd.	104,032	2,461
Teck Resources Ltd., Class B	47,789	2,012
		9,572
China (6.4%)
Alibaba Group Holding Ltd. ADR (a)	79,831	6,654
China Resources Beer Holdings Co., Ltd. (b)	130,000	859
Tencent Holdings Ltd. (b)	49,800	2,112
Tencent Holdings Ltd. ADR	50,084	2,128
		11,753
Denmark (1.5%)
Novo Nordisk AS Series B	17,007	2,747
France (9.4%)
Air Liquide SA	7,756	1,391
Airbus SE	24,825	3,589
Hermes International	340	739
Kering SA	1,565	864
L'Oreal SA	3,130	1,460
Legrand SA	5,410	537
LVMH Moet Hennessy Louis Vuitton SE	1,793	1,690
Pernod Ricard SA	5,534	1,223
Sanofi	20,836	2,243
Technip Energies NV	86,029	1,982
TotalEnergies SE	25,517	1,465
		17,183
Germany (11.4%)
Bayer AG (Registered)	133,417	7,385
CTS Eventim AG & Co. KGaA	17,063	1,079
Infineon Technologies AG	42,430	1,747
Jungheinrich AG (Preference)	27,185	997
KION Group AG	37,120	1,496
Linde PLC	11,745	4,480
Rheinmetall AG	4,386	1,202
Siemens Healthineers AG	43,179	2,447
		20,833
India (4.6%)
Apollo Hospitals Enterprise Ltd.	18,656	1,161
HDFC Bank Ltd. ADR	39,203	2,733
ICICI Bank Ltd.	107,392	1,230
ICICI Prudential Life Insurance Co., Ltd. (a)	118,294	827
Reliance Industries Ltd.	41,078	1,280
State Bank of India	158,745	1,112
		8,343
	Shares	Value (000)
Ireland (1.6%)
Ryanair Holdings PLC ADR (a)	27,334	$3,023
Japan (9.6%)
FANUC Corp.	21,750	764
Hoya Corp.	6,200	742
Keyence Corp.	5,600	2,661
Nikon Corp.	375,600	4,876
Shimano, Inc.	3,650	611
Shiseido Co. Ltd.	7,600	344
SMC Corp.	1,805	1,003
Sony Group Corp.	30,493	2,753
Sony Group Corp. ADR	22,101	1,990
Tokyo Electron Ltd.	10,200	1,469
Unicharm Corp.	11,100	413
		17,626
Korea, Republic of (3.4%)
Samsung Electronics Co., Ltd.	114,545	6,307
Netherlands (3.5%)
Akzo Nobel NV	11,091	907
ASML Holding NV	4,026	2,920
Universal Music Group NV	70,366	1,563
Wolters Kluwer NV	8,625	1,095
		6,485
Norway (0.6%)
Adevinta ASA (a)	156,228	1,027
Singapore (2.2%)
Sea Ltd. ADR (a)	70,911	4,116
South Africa (1.7%)
Impala Platinum Holdings Ltd.	131,524	876
Sibanye Stillwater Ltd.	191,769	296
Sibanye Stillwater Ltd. ADR (c)	153,300	956
Thungela Resources Ltd. (c)	118,106	913
		3,041
Spain (0.8%)
Amadeus IT Group SA (a)	18,896	1,439
Sweden (0.2%)
Atlas Copco AB, Class A	24,260	350
Switzerland (2.1%)
Nestle SA (Registered)	31,663	3,809
Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	201,000	3,713
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,069	2,227
		5,940
United Kingdom (16.2%)
Anglo American PLC	29,940	852
AstraZeneca PLC	35,149	5,039
Diageo PLC	63,527	2,731
Experian PLC	61,841	2,374
Glencore PLC	1,167,847	6,622
Shell PLC	174,951	5,219
Unilever PLC	38,099	1,986

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Unilever PLC ADR	33,864	$1,765
Unilever PLC CVA	59,997	3,124
		29,712
United States (10.6%)
Despegar.com Corp. (a)(c)	633,138	4,464
Estee Lauder Cos., Inc., Class A	3,834	753
Farfetch Ltd., Class A (a)(c)	222,194	1,342
Medtronic PLC	22,860	2,014
MercadoLibre, Inc. (a)	2,084	2,469
Newmont Corp. (NYSE)	23,513	1,002
Newmont Corp. (TSX)	67,941	2,898
Schlumberger NV	45,349	2,228
Vertex Pharmaceuticals, Inc. (a)	6,361	2,238
		19,408
Total Common Stocks (Cost $142,398)		176,114
Preferred Stock (0.7%)
United States (0.7%)
Neurogenesis, Ltd., Series A (a)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	1,250
Investment Company (0.3%)
United States (0.3%)
Morgan Stanley China A Share Fund, Inc. (See Note G) (Cost $1,067)	46,002	585
Short-Term Investments (2.8%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $4,637)	4,637,220	4,637
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	410,341	410
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $7; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 — 8/10/23; valued at $7)	$7	7
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $16; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 — 11/15/25; valued at $16)	16	16
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $12; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $12)	12	12
		35
Value (000)
Total Securities held as Collateral on Loaned Securities (Cost $445)	$445
Total Short-Term Investments (Cost $5,082)	5,082
Total Investments (99.9%) (Cost $149,797) Including $1,843 of Securities Loaned (f)(g)(h)	183,031
Other Assets in Excess of Liabilities (0.1%)	100
Net Assets (100.0%)	$183,131

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2023.

(d)  At June 30, 2023, the Fund held a fair valued security valued at approximately $1,250,000, representing 0.7% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2023 amounts to approximately $1,250,000 and represents 0.7% of net assets.

(f)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

(g)  The approximate fair value and percentage of net assets, $118,142,000 and 64.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(h)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,958,000 and the aggregate gross unrealized depreciation is approximately $17,732,000, resulting in net unrealized appreciation of approximately $33,226,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

NYSE  New York Stock Exchange.

TSX  Toronto Stock Exchange.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Barclays Bank PLC	EUR	1,479	$1,606	9/14/23	$(14)
Citibank NA	EUR	1,593	$1,730	9/14/23	(15)
Goldman Sachs International	EUR	633	$688	9/14/23	(6)
					$(35)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
BMF Ibovespa Index (Brazil)	75	Aug-23	BRL	1,880	$1,878	$(2)
MSCI Emerging Market Index (United States)	16	Sep-23		$816	798	(18)
SGX Nifty 50 Index (Singapore)	49	Jul-23		$1,842	1,889	47
						$27

BMF    Brazilian Mercantile & Futures Exchange.

MSCI    Morgan Stanley Capital International.

SGX    Singapore Exchange Ltd.

BRL  —  Brazilian Real

EUR  —  Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	56.9%
Metals & Mining	11.5
Pharmaceuticals	9.5
Semiconductors & Semiconductor Equipment	6.6
Household Durables	5.3
Personal Care Products	5.2
Broadline Retail	5.0
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long futures contracts with a value of approximately $4,565,000 and net unrealized appreciation of approximately $27,000. Does not include open foreign currency forward exchange contracts with total unrealized depreciation of approximately $35,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Passport Overseas Equity Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $143,683)	$177,399
Investments in Securities of Affiliated Issuer, at Value (Cost $6,114)	5,632
Total Investments in Securities, at Value (Cost $149,797)	183,031
Foreign Currency, at Value (Cost $210)	182
Cash	20
Receivable for Variation Margin on Futures Contracts	575
Tax Reclaim Receivable	272
Dividends Receivable	144
Receivable from Affiliate	22
Receivable for Fund Shares Sold	8
Receivable from Securities Lending Income	1
Other Assets	106
Total Assets	184,361
Liabilities:
Collateral on Securities Loaned, at Value	445
Deferred Capital Gain Country Tax	268
Payable for Advisory Fees	249
Payable for Professional Fees	78
Payable for Fund Shares Redeemed	75
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	35
Payable for Sub Transfer Agency Fees — Class I	11
Payable for Sub Transfer Agency Fees — Class A	7
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	11
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	12
Payable for Custodian Fees	9
Payable for Investments Purchased	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	27
Total Liabilities	1,230
Net Assets	$183,131
Net Assets Consist of:
Paid-in-Capital	$145,536
Total Distributable Earnings	37,595
Net Assets	$183,131

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Passport Overseas Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$124,654
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,123,861
Net Asset Value, Offering and Redemption Price Per Share	$15.34
CLASS A:
Net Assets	$53,668
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,422,010
Net Asset Value, Redemption Price Per Share	$15.68
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.87
Maximum Offering Price Per Share	$16.55
CLASS L:
Net Assets	$4,304
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	277,883
Net Asset Value, Offering and Redemption Price Per Share	$15.49
CLASS C:
Net Assets	$468
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,485
Net Asset Value, Offering and Redemption Price Per Share	$15.36
CLASS R6:
Net Assets	$25
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,649
Net Asset Value, Offering and Redemption Price Per Share	$15.36
CLASS IR:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	814
Net Asset Value, Offering and Redemption Price Per Share	$15.35
(1) Including: Securities on Loan, at Value:	$1,843

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Passport Overseas Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $224 of Foreign Taxes Withheld)	$2,433
Dividends from Securities of Affiliated Issuer (Note G)	44
Income from Securities Loaned — Net	6
Total Investment Income	2,483
Expenses:
Advisory Fees (Note B)	566
Shareholder Services Fees — Class A (Note D)	68
Distribution and Shareholder Services Fees — Class L (Note D)	16
Distribution and Shareholder Services Fees — Class C (Note D)	3
Professional Fees	75
Administration Fees (Note C)	70
Sub Transfer Agency Fees — Class I	40
Sub Transfer Agency Fees — Class A	20
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Registration Fees	39
Custodian Fees (Note F)	20
Shareholder Reporting Fees	17
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Pricing Fees	3
Directors' Fees and Expenses	3
Other Expenses	13
Total Expenses	968
Waiver of Advisory Fees (Note B)	(65)
Reimbursement of Class Specific Expenses — Class I (Note B)	(16)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Net Expenses	877
Net Investment Income	1,606
Realized Gain (Loss):
Investments Sold	2,210
Foreign Currency Forward Exchange Contracts	(11)
Foreign Currency Translation	(5)
Futures Contracts	(38)
Net Realized Gain	2,156
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $24)	14,155
Investments in Affiliates	(68)
Foreign Currency Forward Exchange Contracts	(19)
Foreign Currency Translation	2
Futures Contracts	27
Net Change in Unrealized Appreciation (Depreciation)	14,097
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	16,253
Net Increase in Net Assets Resulting from Operations	$17,859

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Passport Overseas Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,606	$2,030
Net Realized Gain	2,156	2,993
Net Change in Unrealized Appreciation (Depreciation)	14,097	(56,429)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,859	(51,406)
Dividends and Distributions to Shareholders:
Class I	—	(1,796)
Class A	—	(702)
Class L	—	(39)
Class C	—	(4)
Class R6	—	(— @)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(2,541)
Capital Share Transactions:(1)
Class I:
Subscribed	19,022	51,639
Distributions Reinvested	—	1,784
Redeemed	(10,130)	(66,942)
Class A:
Subscribed	1,073	7,349
Distributions Reinvested	—	696
Redeemed	(4,785)	(11,717)
Class L:
Exchanged	—	155
Distributions Reinvested	—	39
Redeemed	(261)	(300)
Class C:
Subscribed	55	126
Distributions Reinvested	—	4
Redeemed	(95)	(318)
Class R6:*
Subscribed	—	70
Distributions Reinvested	—	— @
Redeemed	—	(65)
Class IR:
Distributions Reinvested	—	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,879	(17,480)
Total Increase (Decrease) in Net Assets	22,738	(71,427)
Net Assets:
Beginning of Period	160,393	231,820
End of Period	$183,131	$160,393

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Passport Overseas Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,262	3,321
Shares Issued on Distributions Reinvested	—	130
Shares Redeemed	(672)	(4,507)
Net Increase (Decrease) in Class I Shares Outstanding	590	(1,056)
Class A:
Shares Subscribed	70	459
Shares Issued on Distributions Reinvested	—	49
Shares Redeemed	(312)	(757)
Net Decrease in Class A Shares Outstanding	(242)	(249)
Class L:
Shares Exchanged	—	11
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(17)	(20)
Net Decrease in Class L Shares Outstanding	(17)	(6)
Class C:
Shares Subscribed	3	9
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(6)	(21)
Net Decrease in Class C Shares Outstanding	(3)	(12)
Class R6:*
Shares Subscribed	—	5
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(5)
Net Decrease in Class R6 Shares Outstanding	—	(— @@)
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Passport Overseas Equity Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.80		$17.91		$19.03		$14.59		$12.07		$14.46
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.18		0.17		0.04		0.16		0.23
Net Realized and Unrealized Gain (Loss)	1.39		(4.06)		0.24		4.41		2.54		(2.41)
Total from Investment Operations	1.54		(3.88)		0.41		4.45		2.70		(2.18)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)		(0.23)		(0.01)		(0.18)		(0.21)
Net Realized Gain	—		(0.13)		(1.30)		—		—		—
Total Distributions	—		(0.23)		(1.53)		(0.01)		(0.18)		(0.21)
Redemption Fees	—		—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.34		$13.80		$17.91		$19.03		$14.59		$12.07
Total Return(3)	11.16	%(4)	(21.57)%		2.33%		30.48%		22.41%		(15.14)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$124,654		$104,002		$153,810		$146,087		$126,860		$119,925
Ratio of Expenses Before Expense Limitation	1.00	%(5)	1.08%		0.95%		1.02%		0.97%		0.97%
Ratio of Expenses After Expense Limitation	0.89	%(5)(6)	0.89	%(6)	0.89	%(6)	0.89	%(6)	0.89	%(6)	0.88	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.89	%(6)	0.89	%(6)	0.89	%(6)	N/A		N/A
Ratio of Net Investment Income	1.96	%(5)(6)	1.18	%(6)	0.87	%(6)	0.24	%(6)	1.22	%(6)	1.67	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	3	%(4)	25%		39%		37%		34%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Passport Overseas Equity Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$14.13		$18.32		$19.43		$14.94		$12.36		$14.79
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.13		0.13		0.11		(0.01)		0.11		0.19
Net Realized and Unrealized Gain (Loss)	1.42		(4.13)		0.25		4.51		2.61		(2.46)
Total from Investment Operations	1.55		(4.00)		0.36		4.50		2.72		(2.27)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.17)		(0.01)		(0.14)		(0.16)
Net Realized Gain	—		(0.13)		(1.30)		—		—		—
Total Distributions	—		(0.19)		(1.47)		(0.01)		(0.14)		(0.16)
Redemption Fees	—		—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.68		$14.13		$18.32		$19.43		$14.94		$12.36
Total Return(3)	10.97	%(4)	(21.77)%		2.03%		30.10%		22.00%		(15.38)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$53,668		$51,769		$71,668		$69,135		$58,339		$50,726
Ratio of Expenses Before Expense Limitation	1.26	%(5)	1.34%		1.22%		1.31%		1.25%		1.26%
Ratio of Expenses After Expense Limitation	1.18	%(5)(6)	1.18	%(6)	1.18	%(6)	1.19	%(6)	1.22	%(6)	1.19	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.18	%(6)	1.18	%(6)	1.19	%(6)	N/A		N/A
Ratio of Net Investment Income (Loss)	1.67	%(5)(6)	0.88	%(6)	0.55	%(6)	(0.06	)%(6)	0.82	%(6)	1.37	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	3	%(4)	25%		39%		37%		34%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Passport Overseas Equity Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.99		$18.16		$19.27		$14.90		$12.32		$14.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.08		0.05		0.00	(2)	(0.09)		0.05		0.13
Net Realized and Unrealized Gain (Loss)	1.42		(4.09)		0.24		4.47		2.59		(2.46)
Total from Investment Operations	1.50		(4.04)		0.24		4.38		2.64		(2.33)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		0.01		(0.06)		(0.08)
Net Realized Gain	—		(0.13)		(1.30)		—		—		—
Total Distributions	—		(0.13)		(1.35)		(0.01)		(0.06)		(0.08)
Redemption Fees	—		—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.49		$13.99		$18.16		$19.27		$14.90		$12.32
Total Return(3)	10.72	%(4)	(22.22)%		1.48%		29.38%		21.43%		(15.87)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,304		$4,129		$5,475		$5,718		$4,644		$4,375
Ratio of Expenses Before Expense Limitation	1.81	%(5)	1.90%		1.76%		1.86%		1.81%		1.76%
Ratio of Expenses After Expense Limitation	1.73	%(5)(6)	1.74	%(6)	1.74	%(6)	1.74	%(6)	1.74	%(6)	1.69	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.74	%(6)	1.74	%(6)	1.74	%(6)	N/A		N/A
Ratio of Net Investment Income (Loss)	1.12	%(5)(6)	0.32	%(6)	0.02	%(6)	(0.61	)%(6)	0.35	%(6)	0.92	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	3	%(4)	25%		39%		37%		34%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Passport Overseas Equity Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$13.89		$18.08		$19.22		$14.89		$12.34		$14.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06		0.01		(0.02)		(0.12)		0.00	(2)	0.09
Net Realized and Unrealized Gain (Loss)	1.41		(4.07)		0.21		4.46		2.59		(2.45)
Total from Investment Operations	1.47		(4.06)		0.19		4.34		2.59		(2.36)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		(0.01)		(0.04)		(0.07)
Net Realized Gain	—		(0.13)		(1.30)		—		—		—
Total Distributions	—		(0.13)		(1.33)		(0.01)		(0.04)		(0.07)
Redemption Fees	—		—		—		—		0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.36		$13.89		$18.08		$19.22		$14.89		$12.34
Total Return(3)	10.58	%(4)	(22.43)%		1.23%		29.13%		21.03%		(16.04)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$468		$459		$821		$144		$45		$42
Ratio of Expenses Before Expense Limitation	2.59	%(5)	2.54%		2.36%		5.66%		7.49%		7.18%
Ratio of Expenses After Expense Limitation	1.99	%(5)(6)	1.99	%(6)	1.99	%(6)	1.99	%(6)	1.99	%(6)	1.98	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.99	%(6)	1.99	%(6)	1.99	%(6)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.86	%(5)(6)	0.05	%(6)	(0.09	)%(6)	(0.81	)%(6)	0.03	%(6)	0.67	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	3	%(4)	25%		39%		37%		34%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Passport Overseas Equity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,						Period from October 31, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$13.82		$17.91		$19.04		$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.15		0.21		0.18		0.04		0.00	(4)
Net Realized and Unrealized Gain (Loss)	1.39		(4.06)		0.23		4.42		0.98
Total from Investment Operations	1.54		(3.85)		0.41		4.46		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.24)		(0.01)		(0.18)
Net Realized Gain	—		(0.13)		(1.30)		—		—
Total Distributions	—		(0.24)		(1.54)		(0.01)		(0.18)
Net Asset Value, End of Period	$15.36		$13.82		$17.91		$19.04		$14.59
Total Return(5)	11.14	%(6)	(21.45)%		2.39%		30.55%		7.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25		$23		$32		$14		$11
Ratio of Expenses Before Expense Limitation	10.13	%(7)	5.55%		10.73%		21.16%		14.33	%(7)
Ratio of Expenses After Expense Limitation	0.84	%(7)(8)	0.84	%(8)	0.84	%(8)	0.84	%(8)	0.84	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.84	%(8)	0.84	%(8)	0.84	%(8)	N/A
Ratio of Net Investment Income	2.02	%(7)(8)	1.41	%(8)	0.89	%(8)	0.28	%(8)	0.18	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	3	%(6)	25%		39%		37%		34%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Passport Overseas Equity Portfolio

	Class IR
	Six Months Ended June 30, 2023		Year Ended December 31,						Period from October 31, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$13.81		$17.91		$19.04		$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.18		0.18		0.04		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.39		(4.04)		0.23		4.42		0.98
Total from Investment Operations	1.54		(3.86)		0.41		4.46		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		(0.24)		(0.01)		(0.18)
Net Realized Gain	—		(0.13)		(1.30)		—		—
Total Distributions	—		(0.24)		(1.54)		(0.01)		(0.18)
Net Asset Value, End of Period	$15.35		$13.81		$17.91		$19.04		$14.59
Total Return(4)	11.15	%(5)	(21.51)%		2.39%		30.55%		7.15	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11		$14		$14		$11
Ratio of Expenses Before Expense Limitation	17.00	%(6)	18.22%		14.38%		20.70%		14.33	%(6)
Ratio of Expenses After Expense Limitation	0.84	%(6)(7)	0.84	%(7)	0.84	%(7)	0.84	%(7)	0.84	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.84	%(7)	0.84	%(7)	0.84	%(7)	N/A
Ratio of Net Investment Income	2.00	%(6)(7)	1.21	%(7)	0.92	%(7)	0.29	%(7)	0.18	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.01%		0.01	%(6)
Portfolio Turnover Rate	3	%(5)	25%		39%		37%		34%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Passport Overseas Equity Portfolio (name changed on May 31, 2023, formerly Active International Allocation Portfolio). The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be ad-

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

justed to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$4,791	$—	$4,791
Banks	4,930	2,342	—	7,272
Beverages	—	4,813	—	4,813

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Biotechnology	$2,238	$—	$—	$2,238
Broadline Retail	9,123	—	—	9,123
Chemicals	—	6,778	—	6,778
Electrical Equipment	—	537	—	537
Electronic Equipment, Instruments & Components	—	2,661	—	2,661
Energy Equipment & Services	2,228	1,982	—	4,210
Entertainment	4,116	2,642	—	6,758
Food Products	—	3,809	—	3,809
Ground Transportation	3,276	—	—	3,276
Health Care Equipment & Supplies	2,014	3,189	—	5,203
Health Care Providers & Services	—	1,161	—	1,161
Hotels, Restaurants & Leisure	4,464	1,439	—	5,903
Household Durables	1,990	7,629	—	9,619
Household Products	—	413	—	413
Insurance	—	827	—	827
Interactive Media & Services	2,128	3,139	—	5,267
Leisure Products	—	611	—	611
Machinery	—	4,610	—	4,610
Metals & Mining	11,152	9,849	—	21,001
Oil, Gas & Consumable Fuels	—	8,877	—	8,877
Passenger Airlines	3,023	—	—	3,023
Personal Care Products	2,518	6,914	—	9,432
Pharmaceuticals	—	17,414	—	17,414
Professional Services	—	3,469	—	3,469
Semiconductors & Semiconductor Equipment	2,227	9,849	—	12,076
Specialty Retail	1,342	—	—	1,342
Tech Hardware, Storage & Peripherals	—	6,307	—	6,307
Textiles, Apparel & Luxury Goods	—	3,293	—	3,293
Total Common Stocks	56,769	119,345	—	176,114
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Biotechnology	$—	$—	$1,250	$1,250
Investment Company	585	—	—	585
Short-Term Investments
Investment Company	5,047	—	—	5,047
Repurchase Agreements	—	35	—	35
Total Short-Term Investments	5,047	35	—	5,082
Future Contract	47	—	—	47
Total Assets	62,448	119,380	1,250	183,078
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(35)	—	(35)
Futures Contracts	(20)	—	—	(20)
Total Liabilities	(20)	(35)	—	(55)
Total	$62,428	$119,345	$1,250	$183,023

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$1,174
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	76
Realized gains (losses)	—
Ending Balance	$1,250
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$76

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$1,250	Market Transaction Method	Precedent Transaction	$38.24	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	$47	(a)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(35)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(20	)(a)
Total			$(55)

(a) Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(11)
Equity Risk	Futures Contracts	(38)
	Total	$(49)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(19)
Equity Risk	Futures Contracts	27
	Total	$8

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$—	$(35)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$14	$—	$—	$14
Citibank NA	15	—	—	15
Goldman Sachs International	6	—	—	6
Total	$35	$—	$—	$35

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$3,992,000
Futures Contracts:
Average monthly notional value	$1,710,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,843	(a)	$—	$(1,843	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $445,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,460,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$445	$—	$—	$—	$445
Total Borrowings	$445	$—	$—	$—	$445
Gross amount of recognized liabilities for securities lending transactions					$445

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.57% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.85% for Class R6 shares and 0.85% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $65,000 of advisory fees were waived and approximately $19,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services,

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in Transfer Agency Fees in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $6,746,000 and $5,105,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

The Fund invests in Morgan Stanley China A Share Fund, Inc., a closed-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley China A Share Fund, Inc. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Morgan Stanley China A Share Fund, Inc.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company/ Issuer	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,085	$17,028	$14,066	$44
Morgan Stanley China A Share Fund	653	—	—	—
Total	$2,738	$17,028	$14,066	$44
Affiliated Investment Company/ Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$5,047
Morgan Stanley China A Share Fund	—	(68)	585
Total	$—	$(68)	$5,632

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,000	$1,541	$2,260	$15,167

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$276	$2,762

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 79.6%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIPOESAN
5842935 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	10
Notes to Consolidated Financial Statements	14
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
U.S. Customer Privacy Notice	26
Directors and Officers Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Permanence Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Expense Example

Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Permanence Portfolio Class I	$1,000.00	$1,222.20	$1,020.63	$4.63	$4.21	0.84%
Permanence Portfolio Class A	1,000.00	1,220.40	1,018.84	6.61	6.01	1.20
Permanence Portfolio Class C	1,000.00	1,216.40	1,015.12	10.72	9.74	1.95
Permanence Portfolio Class R6	1,000.00	1,222.90	1,020.88	4.35	3.96	0.79

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (91.5%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc. (a)	51	$10
HEICO Corp., Class A	81	12
TransDigm Group, Inc.	64	57
		79
Broadline Retail (7.2%)
Amazon.com, Inc. (a)	2,844	371
Capital Markets (6.1%)
Intercontinental Exchange, Inc.	2,054	232
MSCI, Inc.	21	10
S&P Global, Inc.	184	74
		316
Chemicals (2.7%)
Ecolab, Inc.	71	13
Sherwin-Williams Co.	482	128
		141
Commercial Services & Supplies (4.5%)
Cintas Corp.	24	12
Copart, Inc. (a)	268	25
Rentokil Initial PLC (United Kingdom)	22,943	179
Rollins, Inc.	297	13
		229
Construction Materials (0.6%)
Martin Marietta Materials, Inc.	68	31
Consumer Staples Distribution & Retail (3.3%)
Dollar General Corp.	1,004	170
Distributors (3.9%)
Pool Corp.	532	199
Diversified Consumer Services (0.8%)
Service Corp. International	656	42
Entertainment (0.8%)
Netflix, Inc. (a)	76	34
Walt Disney Co. (a)	103	9
		43
Food Products (0.2%)
McCormick & Co., Inc.	136	12
Ground Transportation (0.9%)
Union Pacific Corp.	236	48
Health Care Equipment & Supplies (0.3%)
Intuitive Surgical, Inc. (a)	43	15
Health Care Technology (0.8%)
Veeva Systems, Inc., Class A (a)	215	43
Hotels, Restaurants & Leisure (0.7%)
Domino's Pizza, Inc.	31	11
McDonald's Corp.	43	13
Starbucks Corp.	105	10
		34
Household Durables (0.9%)
NVR, Inc. (a)	7	44
	Shares	Value (000)
Information Technology Services (8.1%)
Cloudflare, Inc., Class A (a)	5,635	$368
Gartner, Inc. (a)	145	51
		419
Insurance (2.3%)
Brown & Brown, Inc.	1,163	80
Progressive Corp.	301	40
		120
Interactive Media & Services (3.4%)
Alphabet, Inc., Class C (a)	1,429	173
Life Sciences Tools & Services (11.9%)
Danaher Corp.	747	179
Eurofins Scientific SE (France)	2,755	175
Illumina, Inc. (a)	1,151	216
Thermo Fisher Scientific, Inc.	83	44
		614
Metals & Mining (1.1%)
Royal Gold, Inc.	499	57
Oil, Gas & Consumable Fuels (1.1%)
Texas Pacific Land Corp.	42	55
Personal Care Products (0.4%)
Estee Lauder Cos., Inc., Class A	108	21
Pharmaceuticals (4.9%)
Eli Lilly & Co.	31	15
Royalty Pharma PLC, Class A (United Kingdom)	6,944	213
Zoetis, Inc.	138	24
		252
Semiconductors & Semiconductor Equipment (1.4%)
ASML Holding NV (Registered) (Netherlands)	101	73
Software (11.7%)
Cadence Design Systems, Inc. (a)	51	12
Constellation Software, Inc. (Canada)	62	128
Lumine Group, Inc. (Canada) (a)	339	5
Procore Technologies, Inc. (a)	1,170	76
Roper Technologies, Inc.	25	12
ServiceNow, Inc. (a)	218	123
Synopsys, Inc. (a)	26	11
Topicus.com, Inc. (Canada) (a)	1,889	155
Tyler Technologies, Inc. (a)	196	82
		604
Specialized REITs (0.2%)
American Tower Corp. REIT	51	10
Specialty Retail (8.5%)
AutoZone, Inc. (a)	17	42
Floor & Decor Holdings, Inc., Class A (a)	2,401	250
Home Depot, Inc.	238	74
Tractor Supply Co.	325	72
		438

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Trading Companies & Distributors (1.3%)
Fastenal Co.	221	$13
Watsco, Inc.	140	53
		66
Total Common Stocks (Cost $4,157)		4,719
Investment Company (1.1%)
Grayscale Bitcoin Trust (a) (Cost $62)	2,981	57
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $132)	132,380	132
Total Investments Excluding Purchased Options (95.2%) (Cost $4,352)		4,908
Total Purchased Options Outstanding (0.2%) (Cost $15)		12
Total Investments (95.4%) (Cost $4,367) (b)(c)(d)		4,920
Other Assets in Excess of Liabilities (4.6%)		239
Net Assets (100.0%)		$5,159

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with purchased options.

(c)  The fair value and percentage of net assets, approximately $354,000 and 6.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $694,000 and the aggregate gross unrealized depreciation is approximately $141,000, resulting in net unrealized appreciation of approximately $553,000.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	765,237	$765	$5		$3		$2
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	694,116	694	—	@	3		(3)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	798,506	799	—	@	4		(4)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	1,105,323	1,105	7		5		2
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	6,257	6	—	@	—	@	— @
							$12		$15		$(3)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.6%
Life Sciences Tools & Services	12.5
Software	12.3
Specialty Retail	9.0
Information Technology Services	8.5
Broadline Retail	7.6
Capital Markets	6.4
Pharmaceuticals	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Permanence Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,235)	$4,788
Investment in Security of Affiliated Issuer, at Value (Cost $132)	132
Total Investments in Securities, at Value (Cost $4,367)	4,920
Foreign Currency, at Value (Cost $2)	2
Receivable for Fund Shares Sold	100
Due from Adviser	62
Receivable for Investments Sold	51
Dividends Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	59
Total Assets	5,194
Liabilities:
Payable for Professional Fees	24
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Custodian Fees	1
Payable for Administration Fees	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	9
Total Liabilities	35
Net Assets	$5,159
Net Assets Consist of:
Paid-in-Capital	$4,341
Total Distributable Earnings	818
Net Assets	$5,159
CLASS I:
Net Assets	$3,917
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	287,074
Net Asset Value, Offering and Redemption Price Per Share	$13.64
CLASS A:
Net Assets	$1,123
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	83,069
Net Asset Value, Redemption Price Per Share	$13.51
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.75
Maximum Offering Price Per Share	$14.26
CLASS C:
Net Assets	$43
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,275
Net Asset Value, Offering and Redemption Price Per Share	$13.21
CLASS R6:
Net Assets	$76
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,587
Net Asset Value, Offering and Redemption Price Per Share	$13.66

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Permanence Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$16
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	18
Expenses:
Professional Fees	73
Registration Fees	21
Advisory Fees (Note B)	14
Shareholder Reporting Fees	11
Custodian Fees (Note F)	6
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	2
Directors' Fees and Expenses	2
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	6
Total Expenses	144
Expenses Reimbursed by Adviser (Note B)	(106)
Waiver of Advisory Fees (Note B)	(14)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	19
Net Investment Loss	(1)
Realized Gain:
Investments Sold	185
Foreign Currency Translation	— @
Net Realized Gain	185
Change in Unrealized Appreciation (Depreciation):
Investments	634
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	819
Net Increase in Net Assets Resulting from Operations	$818

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1)	$(6)
Net Realized Gain	185	138
Net Change in Unrealized Appreciation (Depreciation)	634	(1,004)
Net Increase (Decrease) in Net Assets Resulting from Operations	818	(872)
Dividends and Distributions to Shareholders:
Class I	—	(84)
Class A	—	(4)
Class C	—	(— @)
Class R6*	—	(1)
Total Dividends and Distributions to Shareholders	—	(89)
Capital Share Transactions:(1)
Class I:
Subscribed	178	152
Distributions Reinvested	—	84
Redeemed	(77)	(50)
Class A:
Subscribed	1,133	185
Distributions Reinvested	—	4
Redeemed	(416)	(140)
Class C:
Subscribed	17	—
Distributions Reinvested	—	— @
Class R6:*
Subscribed	57	43
Distributions Reinvested	—	1
Redeemed	(35)	(9)
Net Increase in Net Assets Resulting from Capital Share Transactions	857	270
Total Increase (Decrease) in Net Assets	1,675	(691)
Net Assets:
Beginning of Period	3,484	4,175
End of Period	$5,159	$3,484

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Permanence Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	14	13
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(6)	(5)
Net Increase in Class I Shares Outstanding	8	15
Class A:
Shares Subscribed	89	16
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(33)	(12)
Net Increase in Class A Shares Outstanding	56	4
Class C:
Shares Subscribed	1	—
Shares Issued on Distributions Reinvested	—	—	@@
Net Increase in Class C Shares Outstanding	1	—	@@
Class R6:*
Shares Subscribed	5	4
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(3)	(1)
Net Increase in Class R6 Shares Outstanding	2	3

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Permanence Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,				Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$11.16		$14.42		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.00	(4)	(0.02)		0.00	(4)	(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	2.48		(2.93)		2.39		5.51
Total from Investment Operations	2.48		(2.95)		2.39		5.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.11)		—
Net Realized Gain	—		(0.27)		(2.51)		(0.86)
Total Distributions	—		(0.31)		(2.62)		(0.86)
Net Asset Value, End of Period	$13.64		$11.16		$14.42		$14.65
Total Return(5)	22.22	%(6)	(20.55)%		16.85%		55.46	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,917		$3,117		$3,807		$3,147
Ratio of Expenses Before Expense Limitation	6.56	%(7)	8.14%		7.49%		10.85	%(7)
Ratio of Expenses After Expense Limitation	0.84	%(7)(8)	0.85	%(8)	0.85	%(8)	0.85	%(7)(8)
Ratio of Net Investment Income (Loss)	0.04	%(7)(8)	(0.14	)%(8)	0.01	%(8)	(0.02	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(9)	0.00	%(9)	0.00	%(7)(9)
Portfolio Turnover Rate	52	%(6)	57%		70%		68	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Permanence Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,				Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$11.07		$14.31		$14.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.02)		(0.06)		(0.05)		(0.01)
Net Realized and Unrealized Gain (Loss)	2.46		(2.91)		2.37		5.48
Total from Investment Operations	2.44		(2.97)		2.32		5.47
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.11)		—
Net Realized Gain	—		(0.27)		(2.51)		(0.86)
Total Distributions	—		(0.27)		(2.62)		(0.86)
Net Asset Value, End of Period	$13.51		$11.07		$14.31		$14.61
Total Return(4)	22.04	%(5)	(20.83)%		16.41%		55.05	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,123		$303		$324		$256
Ratio of Expenses Before Expense Limitation	7.28	%(6)	9.60%		8.83%		17.41	%(6)
Ratio of Expenses After Expense Limitation	1.20	%(6)(7)	1.20	%(7)	1.20	%(7)	1.20	%(6)(7)
Ratio of Net Investment Loss	(0.33	)%(6)(7)	(0.51	)%(7)	(0.33	)%(7)	(0.06	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(6)(8)
Portfolio Turnover Rate	52	%(5)	57%		70%		68	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Permanence Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,				Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$10.86		$14.16		$14.52		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.13)		(0.17)		(0.11)
Net Realized and Unrealized Gain (Loss)	2.41		(2.90)		2.35		5.49
Total from Investment Operations	2.35		(3.03)		2.18		5.38
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		—
Net Realized Gain	—		(0.27)		(2.51)		(0.86)
Total Distributions	—		(0.27)		(2.54)		(0.86)
Net Asset Value, End of Period	$13.21		$10.86		$14.16		$14.52
Total Return(4)	21.64	%(5)	(21.47)%		15.52%		54.15	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43		$20		$26		$21
Ratio of Expenses Before Expense Limitation	16.95	%(6)	19.54%		18.17%		24.15	%(6)
Ratio of Expenses After Expense Limitation	1.95	%(6)(7)	1.95	%(7)	1.95	%(7)	1.95	%(6)(7)
Ratio of Net Investment Loss	(1.07	)%(6)(7)	(1.24	)%(7)	(1.09	)%(7)	(1.08	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(6)(8)
Portfolio Turnover Rate	52	%(5)	57%		70%		68	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Consolidated Financial Highlights

Permanence Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,				Period from March 31, 2020(2) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		December 31, 2020(3)
Net Asset Value, Beginning of Period	$11.17		$14.43		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.01		(0.01)		0.01		0.00	(5)
Net Realized and Unrealized Gain (Loss)	2.48		(2.94)		2.40		5.51
Total from Investment Operations	2.49		(2.95)		2.41		5.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.12)		—
Net Realized Gain	—		(0.27)		(2.51)		(0.86)
Total Distributions	—		(0.31)		(2.63)		(0.86)
Net Asset Value, End of Period	$13.66		$11.17		$14.43		$14.65
Total Return(6)	22.29	%(7)	(20.50)%		16.95%		55.45	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$76		$44		$18		$16
Ratio of Expenses Before Expense Limitation	10.46	%(8)	12.68%		20.29%		25.34	%(8)
Ratio of Expenses After Expense Limitation	0.79	%(8)(9)	0.80	%(9)	0.80	%(9)	0.80	%(8)(9)
Ratio of Net Investment Income (Loss)	0.08	%(8)(9)	(0.06	)%(9)	0.07	%(9)	0.03	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(10)	0.00	%(10)	0.00	%(8)(10)
Portfolio Turnover Rate	52	%(7)	57%		70%		68	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Permanence Cayman Portfolio, Ltd. (the "Subsidiary" ). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $62,000 or approximately 1.19% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$79	$—	$—	$79
Broadline Retail	371	—	—	371
Capital Markets	316	—	—	316
Chemicals	141	—	—	141
Commercial Services & Supplies	50	179	—	229
Construction Materials	31	—	—	31
Consumer Staples Distribution & Retail	170	—	—	170
Distributors	199	—	—	199
Diversified Consumer Services	42	—	—	42
Entertainment	43	—	—	43
Food Products	12	—	—	12
Ground Transportation	48	—	—	48
Health Care Equipment & Supplies	15	—	—	15
Health Care Technology	43	—	—	43
Hotels, Restaurants & Leisure	34	—	—	34
Household Durables	44	—	—	44
Information Technology Services	419	—	—	419
Insurance	120	—	—	120
Interactive Media & Services	173	—	—	173
Life Sciences Tools & Services	439	175	—	614
Metals & Mining	57	—	—	57
Oil, Gas & Consumable Fuels	55	—	—	55
Personal Care Products	21	—	—	21
Pharmaceuticals	252	—	—	252
Semiconductors & Semiconductor Equipment	73	—	—	73
Software	604	—	—	604
Specialized REITs	10	—	—	10
Specialty Retail	438	—	—	438
Trading Companies & Distributors	66	—	—	66
Total Common Stocks	4,365	354	—	4,719
Investment Company	57	—	—	57
Call Options Purchased	—	12	—	12
Short-Term Investment
Investment Company	132	—	—	132
Total Assets	$4,554	$366	$—	$4,920

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$12	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Net Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$	(—	@)(a)

@ Value is less than $500.

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$12	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$—	@	$—	$—	$—	@
JPMorgan Chase Bank NA	5		—	—	5
Standard Chartered Bank	7		—	—	7
Total	$12		$—	$—	$12

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	2,633,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $14,000 of advisory fees were waived and approximately $111,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement" ). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the

Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,708,000 and $2,119,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its prorata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$35	$1,648	$1,551	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$132

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$21	$68	$270	$366

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$19	$(19)

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$141

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 34.6%.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and for the period since its inception in March 2020. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)
U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIPERMSAN
5846690 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Directors and Officers Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in US Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

US Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
US Core Portfolio Class I	$1,000.00	$1,087.30	$1,020.83	$4.14	$4.01	0.80%
US Core Portfolio Class A	1,000.00	1,085.60	1,019.39	5.64	5.46	1.09
US Core Portfolio Class C	1,000.00	1,081.70	1,015.67	9.50	9.20	1.84
US Core Portfolio Class R6	1,000.00	1,087.20	1,021.08	3.88	3.76	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.7%)
Banks (2.9%)
JPMorgan Chase & Co.	43,945	$6,391
Building Products (1.6%)
Fortune Brands Innovations, Inc.	48,263	3,473
Capital Markets (4.0%)
Ameriprise Financial, Inc.	26,584	8,830
Commercial Services & Supplies (3.3%)
Waste Management, Inc.	41,958	7,276
Consumer Staples Distribution & Retail (4.4%)
Costco Wholesale Corp.	16,821	9,056
Dollar General Corp.	3,241	550
		9,606
Containers & Packaging (1.7%)
Graphic Packaging Holding Co.	153,815	3,696
Distributors (1.8%)
Pool Corp.	10,320	3,866
Electric Utilities (3.1%)
NextEra Energy, Inc.	92,019	6,828
Financial Services (4.5%)
Jack Henry & Associates, Inc.	16,038	2,684
Mastercard, Inc., Class A	18,668	7,342
		10,026
Health Care Equipment & Supplies (2.9%)
Edwards Lifesciences Corp. (a)	69,031	6,512
Hotels, Restaurants & Leisure (5.8%)
McDonald's Corp.	29,722	8,870
MGM Resorts International	90,965	3,995
		12,865
Household Durables (1.3%)
Lennar Corp., Class A	23,746	2,976
Industrial REITs (0.7%)
Prologis, Inc. REIT	12,243	1,501
Insurance (6.2%)
Brown & Brown, Inc.	99,738	6,866
Progressive Corp.	51,397	6,803
		13,669
Interactive Media & Services (7.4%)
Alphabet, Inc., Class A (a)	136,140	16,296
Life Sciences Tools & Services (4.5%)
Danaher Corp.	18,966	4,552
West Pharmaceutical Services, Inc.	14,145	5,410
		9,962
Metals & Mining (1.8%)
Nucor Corp.	24,082	3,949
Oil, Gas & Consumable Fuels (5.0%)
Chevron Corp.	47,693	7,504
Valero Energy Corp.	29,606	3,473
		10,977
	Shares	Value (000)
Personal Care Products (0.4%)
Estee Lauder Cos., Inc., Class A	4,706	$924
Semiconductors & Semiconductor Equipment (4.4%)
Applied Materials, Inc.	50,292	7,269
Lam Research Corp.	3,796	2,441
		9,710
Software (11.4%)
Microsoft Corp.	64,034	21,806
Tyler Technologies, Inc. (a)	8,016	3,339
		25,145
Specialty Retail (6.1%)
Home Depot, Inc.	16,429	5,103
RH (a)	3,686	1,215
TJX Cos., Inc.	83,224	7,057
		13,375
Tech Hardware, Storage & Peripherals (9.7%)
Apple, Inc.	110,001	21,337
Textiles, Apparel & Luxury Goods (1.8%)
Lululemon Athletica, Inc. (a)	10,724	4,059
Trading Companies & Distributors (3.0%)
United Rentals, Inc.	14,974	6,669
Total Common Stocks (Cost $180,248)		219,918
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $577)	577,238	577
Total Investments (100.0%) (Cost $180,825) (b)		220,495
Other Assets in Excess of Liabilities (0.0%)		11
Net Assets (100.0%)		$220,506

(a)  Non-income producing security.

(b)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $40,867,000 and the aggregate gross unrealized depreciation is approximately $1,197,000, resulting in net unrealized appreciation of approximately $39,670,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.4%
Software	11.4
Tech Hardware, Storage & Peripherals	9.7
Interactive Media & Services	7.4
Insurance	6.2
Specialty Retail	6.1
Hotels, Restaurants & Leisure	5.8
Oil, Gas & Consumable Fuels	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

US Core Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $180,248)	$219,918
Investment in Security of Affiliated Issuer, at Value (Cost $577)	577
Total Investments in Securities, at Value (Cost $180,825)	220,495
Receivable for Investments Sold	1,409
Receivable for Fund Shares Sold	292
Dividends Receivable	37
Receivable from Affiliate	2
Other Assets	91
Total Assets	222,326
Liabilities:
Payable for Investments Purchased	1,343
Payable for Advisory Fees	279
Payable for Fund Shares Redeemed	101
Payable for Shareholder Services Fees — Class A	8
Payable for Distribution and Shareholder Services Fees — Class C	25
Payable for Professional Fees	25
Payable for Administration Fees	14
Payable for Sub Transfer Agency Fees — Class I	8
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Custodian Fees	2
Other Liabilities	10
Total Liabilities	1,820
Net Assets	$220,506
Net Assets Consist of:
Paid-in-Capital	$221,459
Total Accumulated Loss	(953)
Net Assets	$220,506
CLASS I:
Net Assets	$147,520
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,928,847
Net Asset Value, Offering and Redemption Price Per Share	$21.29
CLASS A:
Net Assets	$42,400
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,013,239
Net Asset Value, Redemption Price Per Share	$21.06
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.17
Maximum Offering Price Per Share	$22.23
CLASS C:
Net Assets	$30,571
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,518,985
Net Asset Value, Offering and Redemption Price Per Share	$20.13
CLASS R6:
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	687
Net Asset Value, Offering and Redemption Price Per Share	$21.31

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

US Core Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,433
Dividends from Security of Affiliated Issuer (Note G)	53
Total Investment Income	1,486
Expenses:
Advisory Fees (Note B)	684
Shareholder Services Fees — Class A (Note D)	52
Distribution and Shareholder Services Fees — Class C (Note D)	175
Sub Transfer Agency Fees — Class I	71
Sub Transfer Agency Fees — Class A	16
Sub Transfer Agency Fees — Class C	14
Administration Fees (Note C)	91
Professional Fees	65
Registration Fees	29
Shareholder Reporting Fees	13
Custodian Fees (Note F)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	1
Directors' Fees and Expenses	4
Pricing Fees	1
Other Expenses	3
Total Expenses	1,230
Waiver of Advisory Fees (Note B)	(43)
Reimbursement of Class Specific Expenses — Class I (Note B)	(34)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	1,150
Net Investment Income	336
Realized Loss:
Investments Sold	(31,067)
Change in Unrealized Appreciation (Depreciation):
Investments	47,759
Net Change in Unrealized Appreciation (Depreciation)	47,759
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	16,692
Net Increase in Net Assets Resulting from Operations	$17,028

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

US Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$336	$263
Net Realized Loss	(31,067)	(9,637)
Net Change in Unrealized Appreciation (Depreciation)	47,759	(36,749)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,028	(46,123)
Dividends and Distributions to Shareholders:
Class I	—	(314)
Class A	—	(22)
Class C	—	(20)
Class R6*	—	(— @)
Total Dividends and Distributions to Shareholders	—	(356)
Capital Share Transactions:(1)
Class I:
Subscribed	70,489	175,410
Distributions Reinvested	—	314
Redeemed	(85,241)	(105,002)
Class A:
Subscribed	3,659	37,936
Distributions Reinvested	—	22
Redeemed	(6,454)	(22,403)
Class C:
Subscribed	2,206	32,309
Distributions Reinvested	—	20
Redeemed	(10,707)	(10,256)
Class R6:*
Subscribed	13	20
Distributions Reinvested	—	— @
Redeemed	(8)	(272)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(26,043)	108,098
Total Increase (Decrease) in Net Assets	(9,015)	61,619
Net Assets:
Beginning of Period	229,521	167,902
End of Period	$220,506	$229,521

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

US Core Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,487	8,220
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(4,269)	(5,010)
Net Increase (Decrease) in Class I Shares Outstanding	(782)	3,226
Class A:
Shares Subscribed	183	1,812
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(325)	(1,081)
Net Increase (Decrease) in Class A Shares Outstanding	(142)	732
Class C:
Shares Subscribed	113	1,538
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(567)	(527)
Net Increase (Decrease) in Class C Shares Outstanding	(454)	1,012
Class R6:*
Shares Subscribed	1	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(12)
Net Increase (Decrease) in Class R6 Shares Outstanding	— @@	(11)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

US Core Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$19.58		$24.59		$18.09		$14.61		$10.89		$12.41
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.08		0.05		0.06		0.09		0.11
Net Realized and Unrealized Gain (Loss)	1.66		(5.05)		6.46		3.47		3.82		(1.47)
Total from Investment Operations	1.71		(4.97)		6.51		3.53		3.91		(1.36)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.01)		—		(0.09)		(0.05)
Net Realized Gain	—		(0.01)		—		(0.05)		(0.10)		(0.11)
Total Distributions	—		(0.04)		(0.01)		(0.05)		(0.19)		(0.16)
Net Asset Value, End of Period	$21.29		$19.58		$24.59		$18.09		$14.61		$10.89
Total Return(2)	8.73	%(3)	(20.21)%		35.99%		24.20%		36.01%		(11.00)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$147,520		$151,003		$110,286		$20,377		$13,086		$7,532
Ratio of Expenses Before Expense Limitation	0.88	%(4)	0.95%		1.07%		1.97%		2.09%		2.31%
Ratio of Expenses After Expense Limitation	0.80	%(4)(5)	0.80	%(5)	0.80	%(5)	0.80	%(5)	0.78	%(5)	0.80	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.80	%(5)	0.80	%(5)	0.79	%(5)	N/A		N/A
Ratio of Net Investment Income	0.51	%(4)(5)	0.37	%(5)	0.21	%(5)	0.42	%(5)	0.71	%(5)	0.86	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	31	%(3)	23%		26%		54%		69%		60%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

US Core Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$19.40		$24.39		$17.99		$14.58		$10.86		$12.38
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02		0.01		(0.01)		0.01		0.05		0.07
Net Realized and Unrealized Gain (Loss)	1.64		(4.99)		6.41		3.45		3.82		(1.47)
Total from Investment Operations	1.66		(4.98)		6.40		3.46		3.87		(1.40)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.05)		(0.01)
Net Realized Gain	—		(0.01)		—		(0.05)		(0.10)		(0.11)
Total Distributions	—		(0.01)		—		(0.05)		(0.15)		(0.12)
Net Asset Value, End of Period	$21.06		$19.40		$24.39		$17.99		$14.58		$10.86
Total Return(2)	8.56	%(3)	(20.42)%		35.58%		23.77%		35.68%		(11.35)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,400		$41,802		$34,693		$5,807		$3,393		$1,833
Ratio of Expenses Before Expense Limitation	1.13	%(4)	1.19%		1.36%		2.29%		2.46%		2.68%
Ratio of Expenses After Expense Limitation	1.09	%(4)(5)	1.09	%(5)	1.09	%(5)	1.12	%(5)	1.15	%(5)	1.15	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.09	%(5)	1.09	%(5)	1.11	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.22	%(4)(5)	0.07	%(5)	(0.06	)%(5)	0.07	%(5)	0.34	%(5)	0.55	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	31	%(3)	23%		26%		54%		69%		60%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

US Core Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$18.61		$23.56		$17.51		$14.30		$10.70		$12.28
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.05)		(0.13)		(0.17)		(0.10)		(0.05)		(0.03)
Net Realized and Unrealized Gain (Loss)	1.57		(4.81)		6.22		3.36		3.75		(1.44)
Total from Investment Operations	1.52		(4.94)		6.05		3.26		3.70		(1.47)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.01)		—		(0.05)		(0.10)		(0.11)
Net Asset Value, End of Period	$20.13		$18.61		$23.56		$17.51		$14.30		$10.70
Total Return(2)	8.17	%(3)	(20.97)%		34.55%		22.84%		34.50%		(11.94)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,571		$36,707		$22,638		$3,353		$2,489		$1,563
Ratio of Expenses Before Expense Limitation	1.88	%(4)	1.91%		2.12%		3.07%		3.23%		3.44%
Ratio of Expenses After Expense Limitation	1.84	%(4)(5)	1.81	%(5)	1.84	%(5)	1.90	%(5)	1.90	%(5)	1.90	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.81	%(5)	1.84	%(5)	1.90	%(5)	N/A		N/A
Ratio of Net Investment Loss	(0.54	)%(4)(5)	(0.65	)%(5)	(0.80	)%(5)	(0.68	)%(5)	(0.39	)%(5)	(0.22	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	31	%(3)	23%		26%		54%		69%		60%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

US Core Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$19.60		$24.61		$18.10		$14.61		$10.88		$12.41
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.06		0.06		0.07		0.10		0.12
Net Realized and Unrealized Gain (Loss)	1.65		(5.02)		6.47		3.47		3.83		(1.48)
Total from Investment Operations	1.71		(4.96)		6.53		3.54		3.93		(1.36)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.02)		—		(0.10)		(0.06)
Net Realized Gain	—		(0.01)		—		(0.05)		(0.10)		(0.11)
Total Distributions	—		(0.05)		(0.02)		(0.05)		(0.20)		(0.17)
Net Asset Value, End of Period	$21.31		$19.60		$24.61		$18.10		$14.61		$10.88
Total Return(3)	8.72	%(4)	(20.16)%		36.06%		24.27%		36.17%		(11.04)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$9		$285		$18		$26		$11
Ratio of Expenses Before Expense Limitation	24.89	%(5)	3.92%		2.20%		13.73%		16.90%		16.44%
Ratio of Expenses After Expense Limitation	0.75	%(5)(6)	0.75	%(6)	0.75	%(6)	0.75	%(6)	0.75	%(6)	0.75	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.75	%(6)	0.75	%(6)	0.75	%(6)	N/A		N/A
Ratio of Net Investment Income	0.56	%(5)(6)	0.28	%(6)	0.25	%(6)	0.50	%(6)	0.74	%(6)	0.92	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	31	%(4)	23%		26%		54%		69%		60%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the US Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$6,391	$—	$—	$6,391
Building Products	3,473	—	—	3,473
Capital Markets	8,830	—	—	8,830
Commercial Services & Supplies	7,276	—	—	7,276
Consumer Staples Distribution & Retail	9,606	—	—	9,606
Containers & Packaging	3,696	—	—	3,696
Distributors	3,866	—	—	3,866
Electric Utilities	6,828	—	—	6,828
Financial Services	10,026	—	—	10,026
Health Care Equipment & Supplies	6,512	—	—	6,512
Hotels, Restaurants & Leisure	12,865	—	—	12,865
Household Durables	2,976	—	—	2,976
Industrial REITs	1,501	—	—	1,501
Insurance	13,669	—	—	13,669
Interactive Media & Services	16,296	—	—	16,296
Life Sciences Tools & Services	9,962	—	—	9,962
Metals & Mining	3,949	—	—	3,949
Oil, Gas & Consumable Fuels	10,977	—	—	10,977
Personal Care Products	924	—	—	924
Semiconductors & Semiconductor Equipment	9,710	—	—	9,710
Software	25,145	—	—	25,145
Specialty Retail	13,375	—	—	13,375
Tech Hardware, Storage & Peripherals	21,337	—	—	21,337
Textiles, Apparel & Luxury Goods	4,059	—	—	4,059
Trading Companies & Distributors	6,669	—	—	6,669
Total Common Stocks	219,918	—	—	219,918
Short-Term Investment
Investment Company	577	—	—	577
Total Assets	$220,495	$—	$—	$220,495

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.56% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $43,000 of advisory fees were waived and approximately $35,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $71,189,000 and $92,642,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,147	$48,191	$51,761	$53
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$577

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$236	$120	$40	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$54	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $5,171,000 and $650,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 64.0%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five- year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSCPSAN
5853733 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
U.S. Customer Privacy Notice	21
Directors and Officers Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in U.S. Focus Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

U.S. Focus Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Focus Real Estate Portfolio Class I	$1,000.00	$1,050.10	$1,020.33	$4.57	$4.51	0.90%
U.S. Focus Real Estate Portfolio Class A	1,000.00	1,048.00	1,018.60	6.35	6.26	1.25
U.S. Focus Real Estate Portfolio Class C	1,000.00	1,043.50	1,014.88	10.13	9.99	2.00
U.S. Focus Real Estate Portfolio Class R6	1,000.00	1,050.30	1,020.58	4.32	4.26	0.85

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the actual days accrued in the period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

U.S. Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Apartments (10.0%)
AvalonBay Communities, Inc. REIT	1,087	$206
Essex Property Trust, Inc. REIT	453	106
Mid-America Apartment Communities, Inc. REIT	818	124
		436
Data Centers (12.5%)
Digital Realty Trust, Inc. REIT	1,623	185
Equinix, Inc. REIT	460	360
		545
Free Standing (8.0%)
Agree Realty Corp. REIT	1,450	95
NETSTREIT Corp. REIT	3,897	69
Realty Income Corp. REIT	3,089	185
		349
Gaming REITs (3.7%)
VICI Properties, Inc. REIT	5,172	163
Health Care (9.0%)
Welltower, Inc. REIT	4,823	390
Industrial (15.3%)
Americold Realty Trust, Inc. REIT	3,349	108
Prologis, Inc. REIT	3,880	476
Rexford Industrial Realty, Inc. REIT	1,613	84
		668
Infrastructure (12.4%)
American Tower Corp. REIT	2,096	406
SBA Communications Corp. REIT	585	136
		542
Lodging/Resorts (2.2%)
Boyd Gaming Corp.	1,386	96
Regional Malls (4.1%)
Simon Property Group, Inc. REIT	1,530	177
Self Storage (7.1%)
Public Storage REIT	1,051	307
Shopping Centers (5.2%)
Brixmor Property Group, Inc. REIT	5,107	112
Kite Realty Group Trust REIT	5,164	116
		228
Single Family Homes (6.4%)
American Homes 4 Rent,Class A REIT	7,786	276
Specialty (2.5%)
Iron Mountain, Inc. REIT	1,919	109
Total Common Stocks (Cost $4,338)		4,286
	Shares	Value (000)
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $12)	12,154	$12
Total Investments (98.7%) (Cost $4,350) (a)		4,298
Other Assets in Excess of Liabilities (1.3%)		58
Net Assets (100.0%)		$4,356

(a)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $154,000 and the aggregate gross unrealized depreciation is approximately $206,000, resulting in net unrealized depreciation of approximately $52,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Industrial	15.5%
Other*	12.9
Data Centers	12.7
Infrastructure	12.6
Apartments	10.2
Health Care	9.1
Free Standing	8.1
Self Storage	7.2
Single Family Homes	6.4
Shopping Centers	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Focus Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,338)	$4,286
Investment in Security of Affiliated Issuer, at Value (Cost $12)	12
Total Investments in Securities, at Value (Cost $4,350)	4,298
Due from Adviser	46
Dividends Receivable	12
Receivable from Affiliate	—	@
Other Assets	40
Total Assets	4,396
Liabilities:
Payable for Professional Fees	21
Payable for Custodian Fees	1
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	18
Total Liabilities	40
Net Assets	$4,356
Net Assets Consist of:
Paid-in-Capital	$5,133
Total Accumulated Loss	(777)
Net Assets	$4,356
CLASS I:
Net Assets	$4,226
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	499,838
Net Asset Value, Offering and Redemption Price Per Share	$8.46
CLASS A:
Net Assets	$43
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,125
Net Asset Value, Redemption Price Per Share	$8.45
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.47
Maximum Offering Price Per Share	$8.92
CLASS C:
Net Assets	$43
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,066
Net Asset Value, Offering and Redemption Price Per Share	$8.43
CLASS R6:
Net Assets	$44
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,156
Net Asset Value, Offering and Redemption Price Per Share	$8.46

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Focus Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$76
Dividends from Security of Affiliated Issuer (Note G)	1
Income from Securities Loaned — Net	—	@
Total Investment Income	77
Expenses:
Professional Fees	67
Registration Fees	23
Advisory Fees (Note B)	15
Shareholder Reporting Fees	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	2
Custodian Fees (Note F)	2
Directors' Fees and Expenses	2
Pricing Fees	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Other Expenses	3
Total Expenses	122
Expenses Reimbursed by Adviser (Note B)	(85)
Waiver of Advisory Fees (Note B)	(15)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	19
Net Investment Income	58
Realized Loss:
Investments Sold	(157)
Change in Unrealized Appreciation (Depreciation):
Investments	306
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	149
Net Increase in Net Assets Resulting from Operations	$207

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

U.S. Focus Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)		Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$58		$79
Net Realized Loss	(157)		(624)
Net Change in Unrealized Appreciation (Depreciation)	306		(1,038)
Net Increase (Decrease) in Net Assets Resulting from Operations	207		(1,583)
Dividends and Distributions to Shareholders:
Class I	(23)		(95)
Class A	(—	@)	(1)
Class C	(—	@)	(— @)
Class R6*	(—	@)	(1)
Total Dividends and Distributions to Shareholders	(23)		(97)
Capital Share Transactions:(1)
Class I:
Subscribed	—		18
Distributions Reinvested	23		95
Redeemed	—		(16)
Class A:
Distributions Reinvested	—	@	1
Class C:
Distributions Reinvested	—	@	— @
Class R6:*
Distributions Reinvested	—	@	1
Net Increase in Net Assets Resulting from Capital Share Transactions	23		99
Total Increase (Decrease) in Net Assets	207		(1,581)
Net Assets:
Beginning of Period	4,149		5,730
End of Period	$4,356		$4,149
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		2
Shares Issued on Distributions Reinvested	3		11
Shares Redeemed	—		(2)
Net Increase in Class I Shares Outstanding	3		11
Class A:
Shares Issued on Distributions Reinvested	—	@@	— @@
Class C:
Shares Issued on Distributions Reinvested	—	@@	— @@
Class R6:*
Shares Issued on Distributions Reinvested	—	@@	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from September 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$8.10		$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.16		0.02
Net Realized and Unrealized Gain (Loss)	0.30		(3.30)		1.44
Total from Investment Operations	0.41		(3.14)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.12)		(0.03)
Net Realized Gain	—		(0.07)		—
Total Distributions	(0.05)		(0.19)		(0.03)
Net Asset Value, End of Period	$8.46		$8.10		$11.43
Total Return(3)	5.01	%(4)	(27.56)%		14.62	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,226		$4,025		$5,559
Ratio of Expenses Before Expense Limitation	5.62	%(5)	7.46%		8.45	%(5)
Ratio of Expenses After Expense Limitation	0.90	%(5)(6)	0.89	%(6)	0.89	%(5)(6)
Ratio of Net Investment Income	2.75	%(5)(6)	1.68	%(6)	0.92	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(5)(7)
Portfolio Turnover Rate	38	%(4)	99%		26	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from September 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$8.10		$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.12		0.02
Net Realized and Unrealized Gain (Loss)	0.29		(3.29)		1.43
Total from Investment Operations	0.39		(3.17)		1.45
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.09)		(0.02)
Net Realized Gain	—		(0.07)		—
Total Distributions	(0.04)		(0.16)		(0.02)
Net Asset Value, End of Period	$8.45		$8.10		$11.43
Total Return(3)	4.80	%(4)	(27.83)%		14.51	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43		$41		$57
Ratio of Expenses Before Expense Limitation	10.43	%(5)	11.91%		11.91	%(5)
Ratio of Expenses After Expense Limitation	1.25	%(5)(6)	1.25	%(6)	1.25	%(5)(6)
Ratio of Net Investment Income	2.39	%(5)(6)	1.32	%(6)	0.56	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(5)(7)
Portfolio Turnover Rate	38	%(4)	99%		26	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from September 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$8.10		$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07		0.05		(0.01)
Net Realized and Unrealized Gain (Loss)	0.28		(3.29)		1.44
Total from Investment Operations	0.35		(3.24)		1.43
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.02)		(0.00	)(3)
Net Realized Gain	—		(0.07)		—
Total Distributions	(0.02)		(0.09)		(0.00	)(3)
Net Asset Value, End of Period	$8.43		$8.10		$11.43
Total Return(4)	4.35	%(5)	(28.39)%		14.30	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43		$41		$57
Ratio of Expenses Before Expense Limitation	11.23	%(6)	12.69%		12.67	%(6)
Ratio of Expenses After Expense Limitation	2.00	%(6)(7)	2.00	%(7)	2.00	%(6)(7)
Ratio of Net Investment Income (Loss)	1.64	%(6)(7)	0.57	%(7)	(0.19	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(6)(8)
Portfolio Turnover Rate	38	%(5)	99%		26	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period from September 30, 2021(2) to December 31, 2021
Net Asset Value, Beginning of Period	$8.10		$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.16		0.03
Net Realized and Unrealized Gain (Loss)	0.30		(3.30)		1.43
Total from Investment Operations	0.41		(3.14)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.12)		(0.03)
Net Realized Gain	—		(0.07)		—
Total Distributions	(0.05)		(0.19)		(0.03)
Net Asset Value, End of Period	$8.46		$8.10		$11.43
Total Return(4)	5.03	%(5)	(27.53)%		14.63	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$44		$42		$57
Ratio of Expenses Before Expense Limitation	10.83	%(6)	11.65%		11.65	%(6)
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)	0.85	%(7)	0.85	%(6)(7)
Ratio of Net Investment Income	2.79	%(6)(7)	1.72	%(7)	0.95	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(6)(8)
Portfolio Turnover Rate	38	%(5)	99%		26	%(5)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the U.S. Focus Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$436	$—	$—	$436
Data Centers	545	—	—	545
Free Standing	349	—	—	349
Gaming REITs	163	—	—	163
Health Care	390	—	—	390
Industrial	668	—	—	668
Infrastructure	542	—	—	542
Lodging/Resorts	96	—	—	96
Regional Malls	177	—	—	177
Self Storage	307	—	—	307
Shopping Centers	228	—	—	228
Single Family Homes	276	—	—	276
Specialty	109	—	—	109
Total Common Stocks	4,286	—	—	4,286
Short-Term Investment
Investment Company	12	—	—	12
Total Assets	$4,298	$—	$—	$4,298

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2023, the Fund did not have any outstanding securities on loan.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.70%	0.65%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 2.00% for Class C shares and 0.85% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $15,000 of advisory fees were waived and approximately $88,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement.

For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,660,000 and $1,636,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$115	$256	$359	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$12

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$94	$3	$15	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$21	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $456,000 and $153,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund did not have record owners of 10% or greater.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since its inception in September 2021. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSFRESAN
5853717 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate
Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
U.S. Customer Privacy Notice	26
Directors and Officers Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in U.S. Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

U.S. Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,072.10	$1,020.33	$4.62	$4.51	0.90%
U.S. Real Estate Portfolio Class A	1,000.00	1,071.30	1,018.60	6.42	6.26	1.25
U.S. Real Estate Portfolio Class L	1,000.00	1,067.30	1,016.12	8.97	8.75	1.75
U.S. Real Estate Portfolio Class C	1,000.00	1,067.30	1,014.88	10.25	9.99	2.00
U.S. Real Estate Portfolio Class R6	1,000.00	1,072.30	1,020.68	4.26	4.16	0.83
U.S. Real Estate Portfolio Class IR	1,000.00	1,072.30	1,020.68	4.26	4.16	0.83

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Apartments (12.1%)
AvalonBay Communities, Inc. REIT	11,013	$2,084
Essex Property Trust, Inc. REIT	3,272	767
Mid-America Apartment Communities, Inc. REIT	5,719	869
		3,720
Data Centers (12.9%)
Digital Realty Trust, Inc. REIT	12,195	1,389
Equinix, Inc. REIT	3,275	2,567
		3,956
Free Standing (7.9%)
Agree Realty Corp. REIT	8,996	588
NETSTREIT Corp. REIT	18,653	334
Realty Income Corp. REIT	25,255	1,510
		2,432
Gaming REITs (4.5%)
VICI Properties, Inc. REIT	43,989	1,383
Health Care (10.0%)
Ventas, Inc. REIT	19,165	906
Welltower, Inc. REIT	26,778	2,166
		3,072
Industrial (17.4%)
Americold Realty Trust, Inc. REIT	19,850	641
Prologis, Inc. REIT	34,593	4,242
Rexford Industrial Realty, Inc. REIT	8,695	454
		5,337
Lodging/Resorts (3.1%)
Boyd Gaming Corp.	3,303	229
Host Hotels & Resorts, Inc. REIT	43,668	735
		964
Manufactured Homes (2.8%)
Sun Communities, Inc. REIT	6,515	850
Office (1.1%)
Alexandria Real Estate Equities, Inc. REIT	3,036	345
Regional Malls (4.3%)
Simon Property Group, Inc. REIT	11,399	1,316
Self Storage (8.9%)
Life Storage, Inc. REIT	7,087	942
Public Storage REIT	6,070	1,772
		2,714
Shopping Centers (6.3%)
Brixmor Property Group, Inc. REIT	36,737	808
Kite Realty Group Trust REIT	37,275	833
RPT Realty REIT	29,127	304
		1,945
Single Family Homes (4.7%)
American Homes 4 Rent, Class A REIT	40,626	1,440
Specialty (2.6%)
Iron Mountain, Inc. REIT	14,230	808
Total Common Stocks (Cost $28,150)		30,282
	Shares	Value (000)
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $269)	268,702	$269
Total Investments (99.5%) (Cost $28,419) (a)		30,551
Other Assets in Excess of Liabilities (0.5%)		145
Net Assets (100.0%)		$30,696

(a)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,551,000 and the aggregate gross unrealized depreciation is approximately $1,419,000, resulting in net unrealized appreciation of approximately $2,132,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.1%
Industrial	17.5
Data Centers	12.9
Apartments	12.2
Health Care	10.1
Self Storage	8.9
Free Standing	7.9
Shopping Centers	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $28,150)	$30,282
Investment in Security of Affiliated Issuer, at Value (Cost $269)	269
Total Investments in Securities, at Value (Cost $28,419)	30,551
Foreign Currency, at Value (Cost $3)	3
Dividends Receivable	98
Due from Adviser	33
Receivable for Fund Shares Sold	4
Receivable from Affiliate	1
Other Assets	87
Total Assets	30,777
Liabilities:
Payable for Professional Fees	24
Payable for Fund Shares Redeemed	17
Payable for Sub Transfer Agency Fees — Class I	9
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	4
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	18
Total Liabilities	81
Net Assets	$30,696
Net Assets Consist of:
Paid-in-Capital	$32,649
Total Accumulated Loss	(1,953)
Net Assets	$30,696

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2023 (000)
CLASS I:
Net Assets	$20,377
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,401,266
Net Asset Value, Offering and Redemption Price Per Share	$8.49
CLASS A:
Net Assets	$8,386
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,044,856
Net Asset Value, Redemption Price Per Share	$8.03
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$8.47
CLASS L:
Net Assets	$1,599
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	199,884
Net Asset Value, Offering and Redemption Price Per Share	$8.00
CLASS C:
Net Assets	$182
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,980
Net Asset Value, Offering and Redemption Price Per Share	$7.94
CLASS R6:
Net Assets	$144
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,941
Net Asset Value, Offering and Redemption Price Per Share	$8.49
CLASS IR:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	923
Net Asset Value, Offering and Redemption Price Per Share	$8.49

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$594
Dividends from Security of Affiliated Issuer (Note G)	7
Income from Securities Loaned — Net	— @
Total Investment Income	601
Expenses:
Advisory Fees (Note B)	108
Professional Fees	69
Registration Fees	34
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	3
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Services Fees — Class A (Note D)	10
Distribution and Shareholder Services Fees — Class L (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	10
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	12
Shareholder Reporting Fees	12
Custodian Fees (Note F)	4
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	7
Total Expenses	299
Waiver of Advisory Fees (Note B)	(108)
Reimbursement of Class Specific Expenses — Class I (Note B)	(11)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Expenses Reimbursed by Adviser (Note B)	(12)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	161
Net Investment Income	440
Realized Loss:
Investments Sold	(1,789)
Change in Unrealized Appreciation (Depreciation):
Investments	3,534
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,745
Net Increase in Net Assets Resulting from Operations	$2,185

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$440	$1,307
Net Realized Loss	(1,789)	(2,466)
Net Change in Unrealized Appreciation (Depreciation)	3,534	(12,229)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,185	(13,388)
Dividends and Distributions to Shareholders:
Class I	(132)	(2,080)
Class A	(49)	(842)
Class L	(7)	(146)
Class C	(1)	(15)
Class R6*	(1)	(13)
Class IR	(— @)	(1)
Total Dividends and Distributions to Shareholders	(190)	(3,097)
Capital Share Transactions:(1)
Class I:
Subscribed	200	11,273
Distributions Reinvested	129	2,055
Redeemed	(2,476)	(12,670)
Class A:
Subscribed	172	663
Distributions Reinvested	48	822
Redeemed	(766)	(1,994)
Class L:
Exchanged	—	120
Distributions Reinvested	7	144
Redeemed	(57)	(104)
Class C:
Subscribed	33	76
Distributions Reinvested	1	15
Redeemed	(33)	(180)
Class R6:*
Subscribed	4	30
Distributions Reinvested	1	13
Redeemed	(7)	(41)
Class IR:
Distributions Reinvested	— @	1
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,744)	223
Total Decrease in Net Assets	(749)	(16,262)
Net Assets:
Beginning of Period	31,445	47,707
End of Period	$30,696	$31,445

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	24	994
Shares Issued on Distributions Reinvested	16	244
Shares Redeemed	(296)	(1,259)
Net Decrease in Class I Shares Outstanding	(256)	(21)
Class A:
Shares Subscribed	22	69
Shares Issued on Distributions Reinvested	6	103
Shares Redeemed	(97)	(216)
Net Decrease in Class A Shares Outstanding	(69)	(44)
Class L:
Shares Exchanged	—	14
Shares Issued on Distributions Reinvested	1	18
Shares Redeemed	(7)	(12)
Net Increase (Decrease) in Class L Shares Outstanding	(6)	20
Class C:
Shares Subscribed	4	8
Shares Issued on Distributions Reinvested	— @@	2
Shares Redeemed	(4)	(19)
Net Decrease in Class C Shares Outstanding	(— @@)	(9)
Class R6:*
Shares Subscribed	1	3
Shares Issued on Distributions Reinvested	— @@	2
Shares Redeemed	(1)	(4)
Net Increase in Class R6 Shares Outstanding	— @@	1
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.97		$11.91		$8.79		$11.08		$10.82		$15.24
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.35		0.05		0.13		0.26		0.34
Net Realized and Unrealized Gain (Loss)	0.45		(3.46)		3.35		(2.18)		1.69		(1.33)
Total from Investment Operations	0.57		(3.11)		3.40		(2.05)		1.95		(0.99)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.13)		(0.12)		(0.20)		(0.40)		(0.34)
Net Realized Gain	—		(0.70)		(0.16)		—		(1.29)		(3.09)
Paid-in-Capital	—		—		—		(0.04)		—		—
Total Distributions	(0.05)		(0.83)		(0.28)		(0.24)		(1.69)		(3.43)
Net Asset Value, End of Period	$8.49		$7.97		$11.91		$8.79		$11.08		$10.82
Total Return(2)	7.21	%(3)	(26.39)%		38.96%		(18.05)%		18.40%		(8.44)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,377		$21,174		$31,909		$33,708		$134,856		$177,690
Ratio of Expenses Before Expense Limitation	1.78	%(4)	1.60%		1.42%		1.19%		1.02%		1.02%
Ratio of Expenses After Expense Limitation	0.90	%(4)(5)	0.90	%(5)	0.90	%(5)	0.90	%(5)	0.90	%(5)	0.95	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.90	%(5)	0.90	%(5)	0.90	%(5)	N/A		0.95	%(5)
Ratio of Net Investment Income	2.97	%(4)(5)	3.45	%(5)	0.50	%(5)	1.52	%(5)	2.18	%(5)	2.44	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	28	%(3)	82%		132%		39%		21%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2018, the maximum ratio was 1.00% for Class I shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.54		$11.33		$8.38		$10.56		$10.38		$14.76
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.30		0.03		0.09		0.22		0.29
Net Realized and Unrealized Gain (Loss)	0.44		(3.29)		3.18		(2.06)		1.61		(1.28)
Total from Investment Operations	0.54		(2.99)		3.21		(1.97)		1.83		(0.99)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.10)		(0.10)		(0.17)		(0.36)		(0.30)
Net Realized Gain	—		(0.70)		(0.16)		—		(1.29)		(3.09)
Paid-in-Capital	—		—		—		(0.04)		—		—
Total Distributions	(0.05)		(0.80)		(0.26)		(0.21)		(1.65)		(3.39)
Net Asset Value, End of Period	$8.03		$7.54		$11.33		$8.38		$10.56		$10.38
Total Return(2)	7.13	%(3)	(26.69)%		38.46%		(18.28)%		18.02%		(8.71)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,386		$8,403		$13,121		$11,043		$32,596		$34,459
Ratio of Expenses Before Expense Limitation	2.05	%(4)	1.87%		1.66%		1.52%		1.31%		1.30%
Ratio of Expenses After Expense Limitation	1.25	%(4)(5)	1.25	%(5)	1.18	%(5)	1.25	%(5)	1.22	%(5)	1.26	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.25	%(5)	1.18	%(5)	1.25	%(5)	N/A		1.26	%(5)
Ratio of Net Investment Income	2.62	%(4)(5)	3.13	%(5)	0.26	%(5)	1.09	%(5)	1.91	%(5)	2.14	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	28	%(3)	82%		132%		39%		21%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to July 1, 2018, the maximum ratio was 1.35% for Class A shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.53		$11.31		$8.36		$10.55		$10.37		$14.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.08		0.26		(0.03)		0.09		0.16		0.23
Net Realized and Unrealized Gain (Loss)	0.43		(3.29)		3.18		(2.11)		1.61		(1.28)
Total from Investment Operations	0.51		(3.03)		3.15		(2.02)		1.77		(1.05)
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.05)		(0.04)		(0.13)		(0.30)		(0.23)
Net Realized Gain	—		(0.70)		(0.16)		—		(1.29)		(3.09)
Paid-in-Capital	—		—		—		(0.04)		—		—
Total Distributions	(0.04)		(0.75)		(0.20)		(0.17)		(1.59)		(3.32)
Net Asset Value, End of Period	$8.00		$7.53		$11.31		$8.36		$10.55		$10.37
Total Return(2)	6.73	%(3)	(27.02)%		37.78%		(18.77)%		17.43%		(9.16)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,599		$1,553		$2,101		$1,586		$2,164		$2,057
Ratio of Expenses Before Expense Limitation	2.65	%(4)	2.46%		2.31%		2.11%		1.88%		1.84%
Ratio of Expenses After Expense Limitation	1.75	%(4)(5)	1.75	%(5)	1.75	%(5)	1.75	%(5)	1.75	%(5)	1.79	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.75	%(5)	1.75	%(5)	1.75	%(5)	N/A		1.79	%(5)
Ratio of Net Investment Income (Loss)	2.12	%(4)(5)	2.76	%(5)	(0.30	)%(5)	1.41	%(5)	1.42	%(5)	1.71	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	28	%(3)	82%		132%		39%		21%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to July 1, 2018, the maximum ratio was 1.85% for Class L shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.47		$11.24		$8.31		$10.48		$10.31		$14.68
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.07		0.21		(0.05)		0.09		0.14		0.19
Net Realized and Unrealized Gain (Loss)	0.43		(3.25)		3.16		(2.10)		1.59		(1.29)
Total from Investment Operations	0.50		(3.04)		3.11		(2.01)		1.73		(1.10)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.03)		(0.02)		(0.12)		(0.27)		(0.18)
Net Realized Gain	—		(0.70)		(0.16)		—		(1.29)		(3.09)
Paid-in-Capital	—		—		—		(0.04)		—		—
Total Distributions	(0.03)		(0.73)		(0.18)		(0.16)		(1.56)		(3.27)
Net Asset Value, End of Period	$7.94		$7.47		$11.24		$8.31		$10.48		$10.31
Total Return(2)	6.73	%(3)	(27.30)%		37.50%		(18.91)%		17.07%		(9.47)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$182		$170		$365		$206		$232		$338
Ratio of Expenses Before Expense Limitation	4.25	%(4)	3.54%		3.28%		3.39%		2.92%		2.75%
Ratio of Expenses After Expense Limitation	2.00	%(4)(5)	2.00	%(5)	2.00	%(5)	2.00	%(5)	2.00	%(5)	2.05	%(5)(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.00	%(5)	2.00	%(5)	2.00	%(5)	N/A		2.05	%(5)
Ratio of Net Investment Income (Loss)	1.87	%(4)(5)	2.18	%(5)	(0.54	)%(5)	1.20	%(5)	1.18	%(5)	1.39	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	28	%(3)	82%		132%		39%		21%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.10% for Class C shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Real Estate Portfolio

	Class R6(1)
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.97		$11.91		$8.79		$11.08		$10.82		$15.24
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.36		0.07		0.09		0.25		0.28
Net Realized and Unrealized Gain (Loss)	0.45		(3.46)		3.34		(2.13)		1.71		(1.26)
Total from Investment Operations	0.57		(3.10)		3.41		(2.04)		1.96		(0.98)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.14)		(0.13)		(0.21)		(0.41)		(0.35)
Net Realized Gain	—		(0.70)		(0.16)		—		(1.29)		(3.09)
Paid-in-Capital	—		—		—		(0.04)		—		—
Total Distributions	(0.05)		(0.84)		(0.29)		(0.25)		(1.70)		(3.44)
Net Asset Value, End of Period	$8.49		$7.97		$11.91		$8.79		$11.08		$10.82
Total Return(3)	7.23	%(4)	(26.33)%		39.06%		(17.98)%		18.48%		(8.36)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$144		$138		$201		$121		$12,307		$29,523
Ratio of Expenses Before Expense Limitation	5.53	%(5)	4.36%		4.18%		1.20%		1.04%		0.97%
Ratio of Expenses After Expense Limitation	0.83	%(5)(6)	0.83	%(6)	0.83	%(6)	0.83	%(6)	0.83	%(6)	0.91	%(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.83	%(6)	0.83	%(6)	0.83	%(6)	N/A		0.91	%(6)
Ratio of Net Investment Income	3.04	%(5)(6)	3.64	%(6)	0.64	%(6)	1.00	%(6)	2.09	%(6)	1.98	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	28	%(4)	82%		132%		39%		21%		39%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IS shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IS shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

U.S. Real Estate Portfolio

	Class IR
	Six Months Ended June 30, 2023		Year Ended December 31,								Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$7.97		$11.91		$8.79		$11.08		$10.82		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.37		0.05		0.20		0.33		0.43
Net Realized and Unrealized Gain (Loss)	0.45		(3.47)		3.36		(2.24)		1.63		(0.98)
Total from Investment Operations	0.57		(3.10)		3.41		(2.04)		1.96		(0.55)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.14)		(0.13)		(0.21)		(0.41)		(0.28)
Net Realized Gain	—		(0.70)		(0.16)		—		(1.29)		(3.09)
Paid-in-Capital	—		—		—		(0.04)		—		—
Total Distributions	(0.05)		(0.84)		(0.29)		(0.25)		(1.70)		(3.37)
Net Asset Value, End of Period	$8.49		$7.97		$11.91		$8.79		$11.08		$10.82
Total Return(3)	7.23	%(4)	(26.33)%		39.06%		(17.98)%		18.48%		(5.73	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$7		$10		$7		$9		$7
Ratio of Expenses Before Expense Limitation	31.15	%(5)	24.77%		26.04%		30.10%		23.80%		19.12	%(5)
Ratio of Expenses After Expense Limitation	0.83	%(5)(6)	0.83	%(6)	0.83	%(6)	0.83	%(6)	0.83	%(6)	0.84	%(5)(6)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.83	%(6)	0.83	%(6)	0.83	%(6)	N/A		0.84	%(5)(6)
Ratio of Net Investment Income	3.04	%(5)(6)	3.71	%(6)	0.46	%(6)	2.40	%(6)	2.70	%(6)	4.23	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(5)(8)
Portfolio Turnover Rate	28	%(4)	82%		132%		39%		21%		39%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IR shares.

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund has a capital subscription commitment to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable Inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$3,720	$—	$—	$3,720
Data Centers	3,956	—	—	3,956
Free Standing	2,432	—	—	2,432
Gaming REITs	1,383	—	—	1,383
Health Care	3,072	—	—	3,072
Industrial	5,337	—	—	5,337
Lodging/Resorts	964	—	—	964
Manufactured Homes	850	—	—	850

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable Inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Office $	345	—	—	$345
Regional Malls	1,316	—	—	1,316
Self Storage	2,714	—	—	2,714
Shopping Centers	1,945	—	—	1,945
Single Family Homes	1,440	—	—	1,440
Specialty	808	—	—	808
Total Common Stocks	30,282	—	—	30,282
Short-Term Investment
Investment Company	269	—	—	269
Total Assets	$30,551	$—	$—	$30,551

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2023, the Fund did not have any outstanding securities on loan.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.65%	0.60%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.83% for Class R6 shares and 0.83% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $108,000 of advisory fees were waived and approximately $30,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $8,676,000 and $11,044,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,166	$2,774	$3,671	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$269

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:	2021 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$3,097	$1,154

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$812	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $2,072,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 51.3%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and the total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
5846704 EXP 08.31.24

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Semi-Annual Report

June 30, 2023

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Directors and Officers Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Vitality Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2023

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Expense Example

Vitality Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Vitality Portfolio Class I	$1,000.00	$1,128.40	$1,020.13	$4.96	$4.71	0.94%
Vitality Portfolio Class A	1,000.00	1,126.70	1,018.40	6.80	6.46	1.29
Vitality Portfolio Class C	1,000.00	1,121.40	1,014.68	10.73	10.19	2.04
Vitality Portfolio Class R6	1,000.00	1,130.10	1,020.38	4.70	4.46	0.89

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (92.4%)
Biotechnology (25.9%)
4D Molecular Therapeutics, Inc. (a)	1,273	$23
Alnylam Pharmaceuticals, Inc. (a)	419	80
Altimmune, Inc. (a)	1,044	4
Argenx SE ADR (Belgium) (a)	245	96
Ascendis Pharma AS ADR (Denmark) (a)	261	23
Beam Therapeutics, Inc. (a)	1,368	44
Exact Sciences Corp. (a)	1,207	113
Fate Therapeutics, Inc. N (a)	1,572	7
Intellia Therapeutics, Inc. (a)	1,593	65
Moderna, Inc. (a)	372	45
Relay Therapeutics, Inc. N (a)	1,230	15
Vertex Pharmaceuticals, Inc. (a)	276	97
		612
Health Care Equipment & Supplies (14.0%)
Align Technology, Inc. (a)	210	74
IDEXX Laboratories, Inc. (a)	94	47
Inspire Medical Systems, Inc. (a)	324	105
Intuitive Surgical, Inc. (a)	306	105
		331
Health Care Providers & Services (8.1%)
Agilon health, Inc. (a)	2,814	49
Guardant Health, Inc. (a)	892	32
UnitedHealth Group, Inc.	232	111
		192
Health Care Technology (7.3%)
Doximity, Inc., Class A (a)	1,353	46
Schrodinger, Inc. (a)	1,523	76
Veeva Systems, Inc., Class A (a)	259	51
		173
Life Sciences Tools & Services (23.9%)
10X Genomics, Inc., Class A (a)	2,378	133
AbCellera Biologics, Inc. Canada N (Canada) (a)	3,223	21
Evotec SE ADR (Germany) (a)	3,481	39
Illumina, Inc. (a)	289	54
MaxCyte, Inc. (a)	8,127	37
SomaLogic, Inc. (a)	12,320	29
Stevanato Group SpA Italy N (Italy)	2,691	87
Thermo Fisher Scientific, Inc.	213	111
West Pharmaceutical Services, Inc.	143	55
		566
Pharmaceuticals (11.5%)
ATAI Life Sciences NV (a)(b)	8,904	15
Eli Lilly & Co.	294	138
GH Research PLC (a)	958	11
Royalty Pharma PLC, Class A	1,579	49
Zoetis, Inc.	340	59
		272
	Shares		Value (000)
Specialty Retail (1.7%)
Chewy, Inc., Class A (a)	1,010		$40
Total Common Stocks (Cost $2,665)			2,186
Short-Term Investments (6.8%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $149)	148,608		149
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	11,369		11
	Face Amount (000)
Repurchase Agreements (0.0%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $—@; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 — 8/10/23; valued at $—@)	$—	@	—	@
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $1; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 — 11/15/25; valued at $1)	1		1
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $—@; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $—@)	—	@	—	@
			1
Total Securities held as Collateral on Loaned Securities (Cost $12)			12
Total Short-Term Investments (Cost $161)			161
Total Investments (99.2%) (Cost $2,826) Including $12 of Securities Loaned (c)			2,347
Other Assets in Excess of Liabilities (0.8%)			20
Net Assets (100.0%)			$2,367

@  Value is less than $500.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $234,000 and the aggregate gross unrealized depreciation is approximately $713,000, resulting in net unrealized depreciation of approximately $479,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Vitality Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	26.2%
Life Sciences Tools & Services	24.2
Health Care Equipment & Supplies	14.2
Pharmaceuticals	11.7
Health Care Providers & Services	8.2
Health Care Technology	7.4
Short-Term Investments	6.4
Other**	1.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Vitality Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,666)	$2,187
Investment in Security of Affiliated Issuer, at Value (Cost $160)	160
Total Investments in Securities, at Value (Cost $2,826)	2,347
Due from Adviser	63
Receivable from Affiliate	1
Receivable from Securities Lending Income	—	@
Dividends Receivable	—	@
Other Assets	46
Total Assets	2,457
Liabilities:
Payable for Offering Costs	64
Collateral on Securities Loaned, at Value	12
Payable for Professional Fees	8
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Custodian Fees	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	6
Total Liabilities	90
Net Assets	$2,367
Net Assets Consist of:
Paid-in-Capital	$3,315
Total Accumulated Loss	(948)
Net Assets	$2,367
CLASS I:
Net Assets	$2,262
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	343,220
Net Asset Value, Offering and Redemption Price Per Share	$6.59
CLASS A:
Net Assets	$38
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,738
Net Asset Value, Redemption Price Per Share	$6.58
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.36
Maximum Offering Price Per Share	$6.94
CLASS C:
Net Assets	$33
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,090
Net Asset Value, Offering and Redemption Price Per Share	$6.56
CLASS R6:
Net Assets	$34
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,154
Net Asset Value, Offering and Redemption Price Per Share	$6.60
(1) Including: Securities on Loan, at Value:	$12

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Vitality Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$3
Dividends from Security of Affiliated Issuer (Note G)	3
Income from Securities Loaned — Net	— @
Total Investment Income	6
Expenses:
Professional Fees	70
Registration Fees	24
Advisory Fees (Note B)	8
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	2
Administration Fees (Note C)	1
Directors' Fees and Expenses	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	1
Total Expenses	119
Expenses Reimbursed by Adviser (Note B)	(96)
Waiver of Advisory Fees (Note B)	(8)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	11
Net Investment Loss	(5)
Realized Loss:
Investments Sold	(45)
Change in Unrealized Appreciation (Depreciation):
Investments	312
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	267
Net Increase in Net Assets Resulting from Operations	$262

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Vitality Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)		Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(5)		$(13)
Net Realized Loss	(45)		(419)
Net Change in Unrealized Appreciation (Depreciation)	312		(745)
Net Increase (Decrease) in Net Assets Resulting from Operations	262		(1,177)
Dividends and Distributions to Shareholders:
Paid-in-Capital:
Class I	—		(57)
Class A	—		(1)
Class C	—		(1)
Class R6*	—		(1)
Total Dividends and Distributions to Shareholders	—		(60)
Capital Share Transactions:(1)
Class I:
Subscribed	121		244
Distributions Reinvested	—		57
Class A:
Subscribed	—		5
Distributions Reinvested	—		1
Redeemed	(—	@)	(— @)
Class C:
Distributions Reinvested	—		1
Class R6:*
Distributions Reinvested	—		1
Net Increase in Net Assets Resulting from Capital Share Transactions	121		309
Total Increase (Decrease) in Net Assets	383		(928)
Net Assets:
Beginning of Period	1,984		2,912
End of Period	$2,367		$1,984
(1) Capital Share Transactions:
Class I:
Shares Subscribed	20		34
Shares Issued on Distributions Reinvested	—		9
Net Increase in Class I Shares Outstanding	20		43
Class A:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—		— @@
Shares Redeemed	(—	@@)	(— @@)
Net Increase (Decrease) in Class A Shares Outstanding	(—	@@)	1
Class C:
Shares Issued on Distributions Reinvested	—		— @@
Class R6:*
Shares Issued on Distributions Reinvested	—		— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Vitality Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.76		(3.79)		(0.15)
Total from Investment Operations	0.75		(3.83)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		(0.18)		—
Net Asset Value, End of Period	$6.59		$5.84		$9.85
Total Return	12.84	%(4)(5)	(39.84	)%(4)	(1.50	)%(5)(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,262		$1,891		$2,765
Ratio of Expenses Before Expense Limitation	10.58	%(7)	12.50%		595.07	%(7)
Ratio of Expenses After Expense Limitation	0.94	%(7)(8)	0.94	%(8)	0.95	%(7)
Ratio of Net Investment Loss	(0.40	)%(7)(8)	(0.58	)%(8)	(0.95	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		N/A
Portfolio Turnover Rate	8	%(5)	22%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Vitality Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.06)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.76		(3.79)		(0.15)
Total from Investment Operations	0.74		(3.85)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		(0.16)		—
Net Asset Value, End of Period	$6.58		$5.84		$9.85
Total Return	12.67	%(4)(5)	(40.06	)%(4)	(1.50	)%(5)(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$38		$33		$49
Ratio of Expenses Before Expense Limitation	17.08	%(7)	18.13%		598.74	%(7)
Ratio of Expenses After Expense Limitation	1.29	%(7)(8)	1.29	%(8)	1.30	%(7)
Ratio of Net Investment Loss	(0.75	)%(7)(8)	(0.93	)%(8)	(1.30	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		N/A
Portfolio Turnover Rate	8	%(5)	22%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Vitality Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$5.85		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.11)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.76		(3.78)		(0.15)
Total from Investment Operations	0.71		(3.89)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		(0.11)		—
Net Asset Value, End of Period	$6.56		$5.85		$9.85
Total Return	12.14	%(4)(5)	(40.45	)%(4)	(1.50	)%(5)(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$33		$30		$49
Ratio of Expenses Before Expense Limitation	18.59	%(7)	19.32%		599.49	%(7)
Ratio of Expenses After Expense Limitation	2.04	%(7)(8)	2.04	%(8)	2.05	%(7)
Ratio of Net Investment Loss	(1.51	)%(7)(8)	(1.68	)%(8)	(2.05	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		N/A
Portfolio Turnover Rate	8	%(5)	22%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023

Financial Highlights

Vitality Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022		Period Ended December 31, 2021(2)
Net Asset Value, Beginning of Period	$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.04)		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	0.77		(3.78)		(0.15)
Total from Investment Operations	0.76		(3.82)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		(0.19)		—
Net Asset Value, End of Period	$6.60		$5.84		$9.85
Total Return	13.01	%(5)(6)	(39.81	)%(5)	(1.50	)%(6)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34		$30		$49
Ratio of Expenses Before Expense Limitation	17.48	%(8)	18.29%		598.49	%(8)
Ratio of Expenses After Expense Limitation	0.89	%(8)(9)	0.89	%(9)	0.90	%(8)
Ratio of Net Investment Loss	(0.35	)%(8)(9)	(0.54	)%(9)	(0.90	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		N/A
Portfolio Turnover Rate	8	%(6)	22%		0	%(6)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Calculated using the NAV for US GAAP financial reporting purposes.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Vitality Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$612	$—	$—	$612
Health Care Equipment & Supplies	331	—	—	331
Health Care Providers & Services	192	—	—	192
Health Care Technology	173	—	—	173
Life Sciences Tools & Services	566	—	—	566
Pharmaceuticals	272	—	—	272
Specialty Retail	40	—	—	40
Total Common Stocks	2,186	—	—	2,186
Short-Term Investments
Investment Company	160	—	—	160
Repurchase Agreements	—	1	—	1
Total Short-Term Investments	160	1	—	161
Total Assets	$2,346	$1	$—	$2,347

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$12	(a)	$—	$(12	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $12,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$12	$—	$—	$—	$12
Total Borrowings	$12	$—	$—	$—	$12
Gross amount of recognized liabilities for securities lending transactions					$12

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.75%	0.70%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $8,000 of advisory fees were waived and approximately $100,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $170,000 and $226,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$116	$305	$261	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$160

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant un-certain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2022 remains subject to examination by taxing authorities.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:	2021 Distributions Paid From:
Paid-in- Capital (000)	Ordinary Income (000)
$60	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$13	$(13)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $419,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of

0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 55.2%.

K. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and for the period since its inception in December 2021. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2023 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIVITSAN
5853751 EXP 08.31.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
August 17, 2023